As filed with the Securities and Exchange	Registration No. 333-168047
Commission on April 8, 2016	Registration No. 811-08292

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
Pre-Effective Amendment No. _____	[ ]
Post-Effective Amendment No. 7	[X]

AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
(Check appropriate box or boxes.)

Security Life Separate Account L1

(Exact Name of Registrant)

Security Life of Denver Insurance Company

(Name of Depositor)

8055 East Tufts Avenue, Suite 710

Denver, Colorado 80237

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(800) 525-9852

(Depositor’s Telephone Number, including Area Code)

J. Neil McMurdie, Senior Counsel

Voya®

One Orange Way, Windsor, Connecticut 06095-4774

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on May 1, 2016, pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ____________, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

PART A

INFORMATION REQUIRED IN A PROSPECTUS

VOYA VUL-DB

A FLEXIBLE PREMIUM ADJUSTABLE VARIABLE UNIVERSAL LIFE INSURANCE POLICY

issued by

Security Life of Denver Insurance Company and its Security Life Separate Account L1

The Policy

•   Is issued by Security Life of Denver Insurance Company.

•   Is returnable by you during the right to examine period if you are not satisfied.

Premium Payments

•   Are flexible, so the premium amount and frequency may vary.

•   Are allocated to the Separate Account and the Guaranteed Interest Division, based on your instructions.

•   Are subject to specified fees and charges.

The Policy’s Account Value

•   Is the sum of your values in the Separate Account, Guaranteed Interest Division and Loan Division.

•   Has no guaranteed minimum value for amounts in the Separate Account. The value varies with the value of the Subaccounts you select.

•   Has a minimum guaranteed rate of return for amounts in the Guaranteed Interest Division.

•   Is subject to specified fees and charges including possible surrender charges.

Death Benefit Proceeds

•   Are paid if your policy is in force when the insured person dies.

•   Are calculated under your choice of options:

>  Death Benefit Option 1 – the Base Death Benefit is the greater of the amount of your Stated Death Benefit or your Account Value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A;

>  Death Benefit Option 2 – the Base Death Benefit is the greater of the amount of your Stated Death Benefit plus the Account Value or your Account Value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A; or

>  Death Benefit Option 3 – the Base Death Benefit is the greater of the amount of your Stated Death Benefit plus premiums received minus partial withdrawals taken and the partial withdrawal fees or your Account Value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A.

•   Are equal to the Total Death Benefit minus any outstanding Loan Amount, any unpaid fees and charges and any accelerated benefit lien assessed under the terms of the Accelerated Benefit Rider. See Accelerated Benefit Rider, page 49, for further information about the effect of any accelerated benefit lien upon the Death Benefit Proceeds.

•   Are generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance.

Sales Compensation

•   We pay compensation to broker/dealers whose registered representatives sell the policy. See Distribution of the Policy, page 83, for further information about the amount of compensation we pay.

Fund Managers

Mutual funds managed by the following investment managers are available through the policy:

•   AJO, LP

•   BAMCO, Inc.

•   BlackRock Advisors, LLC

•   Capital Research and Management CompanySM

•   CBRE Clarion Securities LLC

•   Columbia Management Investment Advisers, LLC

•   Directed Services LLC

•   DSM Capital Partners LLC

•   Fidelity Management & Research Company

•   FMR Co., Inc.

•   Frontier Capital Management Company, LLC

•   Invesco Advisers, Inc.

•   J.P. Morgan Investment Management Inc.

•   M Financial Investment Advisers, Inc.

•   Neuberger Berman LLC

•   Neuberger Berman Management LLC

•   Northern Cross, LLC

•   OppenheimerFunds, Inc.

•   Pioneer Investment Management, Inc.

•   T. Rowe Price Associates, Inc.

•   Templeton Investment Counsel, LLC

•   The London Company

•   Voya Investment Management Co. LLC

•   Voya Investments, LLC

This prospectus describes what you should know before purchasing the Voya VUL-DB variable universal life insurance policy. Please read it carefully and keep it for future reference. If you received a summary prospectus for any of the mutual funds available through your policy, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Neither the Securities and Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The policy described in this prospectus is not a deposit with, obligation of or guaranteed or endorsed by any bank, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other government agency. The policy is subject to investment risk.

The date of this prospectus is May 1, 2016.

TABLE OF CONTENTS

Page

POLICY SUMMARY........................................................... 3

The Policy’s Features and Benefits.................................... 3

Factors You Should Consider Before Purchasing a Policy  6

Fees and Charges................................................................... 8

THE COMPANY, THE SEPARATE ACCOUNT
AND THE GUARANTEED INTEREST

DETAILED INFORMATION ABOUT THE

MORE INFORMATION IS AVAILABLE......... Back Cover

TERMS TO UNDERSTAND

The following is a list of some important terms used throughout this prospectus that have special meaning. It also provides a reference to where each term is defined and discussed more fully.

Term	Page	Term	Page
Account Value ........................................................	52	Net Premium ...............................................................	3
Accumulation Unit .................................................	52	Net Surrender Value ...................................................	5
Accumulation Unit Value .....................................	53	Policy Date ..................................................................	22
Base Death Benefit ................................................	4	Segment .......................................................................	36
Death Benefit Proceeds .........................................	42	Separate Account .......................................................	16
Guaranteed Interest Division ................................	20	Separate Account Value ...........................................	52
Guaranteed Interest Division Value ....................	20	Stated Death Benefit .................................................	4
Loan Amount ..........................................................	55	Subaccounts ................................................................	16
Loan Division ..........................................................	54	Target Death Benefit .................................................	4
Loan Division Value ..............................................	54	Total Death Benefit ...................................................	4
Monthly Processing Date ......................................	29	Valuation Date ...........................................................	53
Net Account Value ................................................	7

Additionally, see Appendix D for a glossary of these and other important terms used throughout this prospectus.

“Security Life,” “we,” “us,” “our” and the “company” refer to Security Life of Denver Insurance Company. “You” and “your” refer to the policy owner. The policy owner is the individual, entity, partnership, representative or party who may exercise all rights over the policy and receive the policy benefits during the insured person’s lifetime.

State Variations – State variations are covered in a special policy form used in that state. This prospectus provides a general description of the policy. References in this prospectus to state law identify matters where state law may require variations from what is disclosed in this prospectus. If you would like to review a copy of the policy and riders for your particular state, contact Customer Service or your agent/registered representative.

You may contact Customer Service at:	P.O. Box 5065 Minot, ND 58702-5065 1-877-253-5050 www.voyalifecustomerservice.com

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POLICY SUMMARY

This summary highlights the features and benefits of the policy, the risks that you should consider before purchasing a policy and the fees and charges associated with the policy and its benefits. More detailed information is included in the other sections of this prospectus that should be read carefully before you purchase the policy.

The Policy’s Features and Benefits

The Policy

•      This prospectus describes our standard Voya VUL-DB variable universal life insurance policy. The policy provides death benefits, values and other features of traditional life insurance contracts. There may be variations in policy features, benefits and charges because of requirements of the state where we issue your policy. We describe all such differences in your policy.

•      References in this prospectus to state law identify matters where state law may require variations from what is disclosed in this prospectus. If you would like to know about state variations, please ask your agent/registered representative. We can provide him/her with the list of variations that will apply to your policy.

Temporary Insurance See Temporary Insurance, page 26.

•      If you apply and qualify, we may issue temporary insurance equal to the amount of the Target Death Benefit for which you applied.

•      The maximum amount of temporary insurance is $1,000,000.00, which includes other in-force coverage you have with us.

•      Temporary insurance may not be available in all states.

Premium Payments See Premium Payments, page 23.

•      You choose when to pay and how much to pay.

•      You will need to pay sufficient premiums to keep the policy in force. Failure to pay sufficient premiums may cause your policy to lapse without value.

•      You cannot pay additional premiums after age 121.

•      We may refuse any premium that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code or that would cause your policy to become a modified endowment contract.

•      We deduct a premium expense charge from each premium payment and credit the remaining premium (the “Net Premium”) to the Separate Account or the Guaranteed Interest Division according to your instructions.

Investment Options See The Investment Options, page 16.

•      You may allocate your Net Premiums to the Subaccounts of Security Life Separate Account L1 (the “Separate Account”) and to our Guaranteed Interest Division.

•      The Separate Account is one of our separate accounts and consists of Subaccounts that invest in corresponding mutual funds. When you allocate premiums to a Subaccount, we invest any Net Premiums in shares of the corresponding mutual fund.

•      Your Separate Account Value will vary with the investment performance of the mutual funds in which the Subaccounts invest and the charges we deduct from your Separate Account Value.

•      The Guaranteed Interest Division is part of our general account.

•      We credit interest of at least 2.00% per year on amounts allocated to the Guaranteed Interest Division, and we may, in our sole discretion, credit interest in excess of this amount.

Right to Examine Period See Right to Examine Period, page 25.

•      During the right to examine period you have the right to examine your policy and return it for a refund if you are not satisfied for any reason.

•      The right to examine period is generally ten days from your receipt of the policy, although certain states may allow more than ten days. The length of the right to examine period that applies in your state will be stated in your policy.

•      Generally, there are two types of right to examine refunds:

> Some states require a return of all premium we have received; and > Other states require that we return your Account Value plus a refund of all fees and charges deducted.

•      The right to examine refund that applies in your state will be shown in your policy.

•      See Allocation of Net Premium, page 24, for details about how Net Premium will be allocated during the right to examine period.

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Death Benefits See Death Benefits, page 35.

•      The Stated Death Benefit is the sum of the insurance coverage Segments under your policy and is shown in your Schedule. The Stated Death Benefit changes when there is an increase, decrease or a transaction that causes your policy to change.

•      The Base Death Benefit is the death benefit of your policy and does not include additional death benefits provided by riders attached to your policy, if any. We calculate the Base Death Benefit according to one of the following three death benefit options available under your policy:

>   Death Benefit Option 1 – the Base Death Benefit is the greater of the amount of your Stated Death Benefit or your Account Value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A;

>   Death Benefit Option 2 – the Base Death Benefit is the greater of the amount of your Stated Death Benefit plus your Account Value or your Account multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A; or

>   Death Benefit Option 3 – the Base Death Benefit is the greater of the amount of your Stated Death Benefit plus premiums received minus partial withdrawals taken and the partial withdrawal fees or your Account Value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A.

•      The Total Death Benefit is equal to the Base Death Benefit, plus the death benefit from your Adjustable Term Insurance Rider, if any.

•      Death Benefit Proceeds are paid if your policy is in force when the insured person dies.

•      The Death Benefit Proceeds are equal to your Total Death Benefit minus any outstanding Loan Amount, any outstanding fees and charges incurred before the insured person’s death and any outstanding accelerated benefit lien including accrued lien interest.

•      Until age 121, the amount of the Death Benefit Proceeds will depend on which death benefit option is in effect when the insured person dies.

•      After age 121, your policy may continue pursuant to the continuation of coverage provision. For details about the changes that are made to your policy at age 121, see Continuation of Coverage, page 37.

•      The Death Benefit Proceeds are generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance.

Rider Benefits See Additional Insurance Benefits, page 43.	• Your policy may include additional insurance benefits, attached by rider. There are two types of rider benefits:
> Optional rider benefits that you must select before they are added to your policy; and > Rider benefits that automatically come with your policy.
• In many cases, we deduct an additional monthly charge for these benefits. • Not all riders may be available under your policy or in your state, but the available riders may include:

>   The Accelerated Benefit Rider;

>   The Additional Insured Rider;

>   The Adjustable Term Insurance Rider;

>   The Guaranteed Death Benefit Rider;

>   The Overloan Lapse Protection Rider;

>   The Waiver of Cost of Insurance Rider; and

>   The Waiver of Specified Premium Rider.

Transfers See Transfers, page 56.

•      You currently may make an unlimited number of transfers between the Subaccounts and to the Guaranteed Interest Division. Transfers are, however, subject to limits, conditions and restrictions that we or the funds whose shares are involved may impose. See Limits on Frequent or Disruptive Transfers, page 59.

•      There are certain restrictions on transfers from the Guaranteed Interest Division.

•      We do not charge for transfers.

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Asset Allocation Programs See Dollar Cost Averaging, page 57. See Automatic Rebalancing, page 58.

•      Dollar cost averaging is a systematic program of transferring Account Value to selected Subaccounts of the Separate Account. It is intended to help reduce the risk of investing too much when the price of a fund’s shares is high. It also helps to reduce the risk of investing too little when the price of a fund’s shares is low.

•      Automatic rebalancing is a systematic program through which your Separate Account and Guaranteed Interest Division values are periodically reallocated among your selected investment options to maintain the allocation percentages you have chosen.

•      There is no charge to participate in these asset allocation programs. There are, however, certain conditions on participation in these asset allocation programs.

•      Neither of these asset allocation programs assures a profit nor do they protect you against a loss in a declining market.

Loans See Loans, page 55.

•      After the first policy month, you may take loans against your policy’s Net Surrender Value.

•      Unless otherwise required by state law, a loan must be at least $500.00 and is generally limited to your Net Surrender Value less the estimated periodic fees and charges for the next three months.

•      When you take a loan we transfer an amount equal to your loan to the Loan Division as collateral for your loan. The Loan Division is part of our general account.

•      We credit amounts held in the Loan Division with interest at an annual rate no less than 2.00%.

•      We also charge interest on loans. Interest is due in arrears on each policy anniversary and accrues daily at an annual rate guaranteed not to exceed 2.75% in policy years one through ten and at an annual rate of 2.15% in all years thereafter.

•      Loans reduce your policy’s Death Benefit Proceeds and may cause your policy to lapse.

•      Loans may have tax consequences, and you should consult with a tax and/or legal adviser before taking a loan against your policy’s Net Surrender Value.

Partial Withdrawals See Partial Withdrawals, page 63.

•      After the first policy year, you may take up to 12 partial withdrawals each policy year. In certain circumstances you may take partial withdrawals during the first policy year.

•      A partial withdrawal must be at least $500.00 and may not exceed the amount which leaves your Net Surrender Value less than $500.00.

•      We charge a fee of $10.00 for each partial withdrawal.

•      Partial withdrawals will reduce your Account Value and could cause your policy to lapse.

•      Partial withdrawals may reduce the amount of Stated Death Benefit (and consequently the Target Death Benefit) under your policy and may result in a surrender charge.

•      Partial withdrawals may also have tax consequences, and you should consult with a tax and/or legal adviser before taking a partial withdrawal from your policy.

Surrenders See Surrender, page 64.

•      You may surrender your policy for its Net Surrender Value at any time after the right to examine period while the insured person is alive.

•      Your Net Surrender Value is your Surrender Value minus any outstanding Loan Amount.

•      Your Surrender Value is your Account Value minus any applicable surrender charges.

•      Surrender charges apply for the first 15 years of each Segment of Stated Death Benefit. The surrender charge rates shown are for the first Segment year. Surrender charge rates generally decline beginning by the sixth Segment year and reach zero beginning in the sixteenth Segment year.

•      Surrender charge rates vary by the insured person’s age at the time each Stated Death Benefit Segment is established and gender.

•      All insurance coverage ends on the date we receive your surrender request in good order.

•      If you surrender your policy it cannot be reinstated.

•      Surrendering the policy may have tax consequences, and you should consult with a tax and/or legal adviser before surrendering your policy.

Reinstatement See Reinstatement, page 66.

•      Before age 121 and within five years of lapse you may reinstate your policy and riders (other than the Guaranteed Death Benefit Rider) if you did not surrender your policy and the insured person is alive and still insurable according to our normal underwriting rules for the applicable risk class and rating.

•      You will need to pay the required reinstatement premium.

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Reinstatement (continued)

•      If you had an outstanding loan when coverage lapsed, we will reinstate it with accrued but unpaid loan interest to the date of the lapse unless directed otherwise.

•      When we reinstate your policy we reinstate the surrender charges for the amount and time as if your policy had not lapsed.

•      A policy that is reinstated more than 90 days after lapsing may be considered a modified endowment contract for tax purposes.

•      Reinstating your policy may have tax consequences, and you should consult with a tax and/or legal adviser before reinstating your policy.

Factors You Should Consider Before Purchasing a Policy

The decision to purchase a policy should be discussed with your agent/registered representative. Make sure you understand the policy’s investment options, its other features and benefits, its risks and the fees and charges you will incur when you consider purchasing the policy and investing in the Subaccounts of the Separate Account.

Life Insurance Coverage

•      The policy is not a short-term savings vehicle and should be purchased only if you need life insurance coverage. Evaluate your need for life insurance coverage before purchasing a policy.

•      You should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

Fees and Charges See Fees and Charges, page 27.

•      In the early policy years the surrender charge may exceed the Account Value because the surrender charge may be more than the cumulative premiums minus policy fees and charges. Therefore, you should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

•      A policy’s fees and charges reflect the costs associated with its features and benefits, the services we render, the expenses we expect to incur and the risks we assume under the policy.

•      We believe that the policy’s fees and charges, in the aggregate, are reasonable, but before purchasing a policy you should compare the value that the policy’s various features and benefits and the available services have to you, given your particular circumstances, with the fees and charges associated with those features, benefits and services.

Investment Risk See The Separate Account, page 16. See The Guaranteed Interest Division, page 20.	• You should evaluate the policy’s long-term investment potential and risks before purchasing a policy. • For amounts you allocate to the Subaccounts of the Separate Account:

>   Your values will fluctuate with the markets, interest rates and the performance of the underlying mutual funds;

>   You assume the risk that your values may decline or may not perform to your expectations;

>   Your policy could lapse without value or you may be required to pay additional premium because of poor fund performance;

>   Each fund has various investment risks, and some funds are riskier than others;

>   You should read each fund’s prospectus and understand the risks associated with the fund before allocating your premiums to its corresponding Subaccount;

>   The particular risks associated with each fund are detailed in the fund’s prospectus; and

>   There is no assurance that any fund will achieve its stated investment objective.

• For amounts you allocate to the Guaranteed Interest Division:

>   Interest rates we declare will change over time, but not more frequently than every policy anniversary; and

>   You assume the risk that interest rates may decline, although never below the guaranteed minimum annual rate of 2.00%.

• You should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

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Grace Period and Lapse See Lapse, page 65.	• Your policy may enter the grace period and subsequently lapse (meaning your policy will terminate without value) if on any Monthly Processing Date:
> The Guaranteed Death Benefit Rider is not in effect; and > Your Net Account Value (meaning the Account Value minus any Loan Amount) is zero or less.

•      If you meet these conditions, we will send you notice and give you a 61 day grace period to make a sufficient premium payment.

•      If you do not make a sufficient premium payment by the end of the 61 day grace period, your life insurance coverage will terminate and your policy will lapse without value.

•      Partial withdrawals and loans have an adverse impact on your Net Account Value. Before taking a partial withdrawal or loan consider its effect on your ability to keep your policy from lapsing.

Exchanges See Purchasing a Policy, page 22.

•      Replacing your existing life insurance policy(ies) and/or annuity contract(s) with the policy described in this prospectus may not be beneficial to you.

•      Before purchasing a policy, determine whether your existing policy(ies) and/or contract(s) will be subject to fees or penalties upon surrender or cancellation.

•      Also compare the fees, charges, coverage provisions and limitations, if any, of your existing policy(ies) and/or contract(s) with those of the policy described in this prospectus.

Taxation See TAX CONSIDERATIONS, page 66.

•      Under current federal income tax law, death benefits of life insurance policies generally are not subject to income tax. In order for this treatment to apply, the policy must qualify as a life insurance contract. We believe it is reasonable to conclude that the policy will qualify as a life insurance contract.

•      Assuming the policy qualifies as a life insurance contract under current federal income tax law, your policy earnings are generally not subject to income tax as long as they remain within your policy. Depending on your circumstances, however, the following events may have tax consequences for you:

> Reduction in the amount of your insurance coverage; > Partial withdrawals; > Loans; > Surrender; > Lapse; and > Reinstatement.

•      In addition, if your policy is a modified endowment contract, a partial withdrawal, surrender or a loan against or secured by the policy will be taxable to you to the extent of any gain in the policy. A penalty tax may be imposed on a distribution from a modified endowment contract as well.

•      There is always the possibility that the tax treatment of the policy could be changed by legislation or otherwise. You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the policy.

•      Consult with a tax and/or legal adviser before you purchase a policy.

Sales Compensation See Distribution of the Policy, page 83.

•      We pay compensation to broker/dealers whose registered representatives sell the policy.

•      Broker/dealers may be able to choose to receive compensation under various payment options, but their choice will not affect the fees and charges you will pay for the policy.

•      We generally pay more compensation on premiums paid for Stated Death Benefit coverage under the policy than we do on premiums paid for coverage under the Adjustable Term Insurance Rider. Talk to your agent/registered representative about the appropriate usage of the Adjustable Term Insurance Rider for your particular situation.

Other Products

•      We and our affiliates offer other insurance products that may have different features, benefits, fees and charges. These other products may better meet your needs.

•      Contact your agent/registered representative if you would like information about these other products.

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Fees and Charges

The following tables describe the fees and charges you will pay when buying, owning and surrendering the policy.

Transaction Fees and Charges. The following table describes the fees and charges deducted at the time you make a premium payment or make certain other transactions. See Transaction Fees and Charges, page 27.

Charge	When Deducted	Amount Deducted
Maximum Guaranteed Charges
Premium Expense Charge	• When you make a premium payment.	• 15.00% of each premium payment.
Partial Withdrawal Fee	• When you take a partial withdrawal.	• $10.00.
Surrender Charge [1]

•      During the first 15 Segment years when you surrender your policy, decrease your Stated Death Benefit, take a partial withdrawal that decreases your Stated Death Benefit or allow your policy to lapse.

Range from • $3.40 to $42.00 per $1,000.00 of Stated Death Benefit.

Representative insured person

•      $27.55 per $1,000.00 of Stated Death Benefit.

•      The representative insured person is a male, age 45.

•      The rates shown for the representative insured person are for the first policy year.

Excess Illustration Fee [2]	• Each time you request an illustration after the first each policy year.	• $25.00.

1   The surrender charge rates shown are for the first Segment year. Surrender charge rates generally decline beginning by the sixth Segment year and reach zero beginning in the sixteenth Segment year. The rates vary based on the insured person’s age at the time each Segment of Stated Death Benefit is established and gender. The rates shown for the representative insured person are for the first policy year, and you may get information about the charge that would apply to you by contacting your agent/registered representative for a personalized illustration.

2   We do not currently assess this charge.

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Periodic Fees and Charges. The following table describes the maximum guaranteed charges that could be deducted each month on the Monthly Processing Date, not including fund fees and expenses. See Periodic Fees and Charges, page 29.

Charge	When Deducted	Amount Deducted
Maximum Guaranteed Charges [1]
Cost of Insurance Charge [2]	• On each Monthly Processing Date.	Range from • $0.02 to $83.33 per $1,000.00 of net amount at risk.

Representative insured person

•      $0.28 per $1,000.00 of net amount at risk for each Segment of your Stated Death Benefit.

•      The representative insured person is a male, age 50 in the super preferred no tobacco risk class.

•      The rates shown for the representative insured person are for the first policy year.

Mortality and Expense Risk Charge	• On each Monthly Processing Date.	• 0.03333% (0.40% annually) of Account Value invested in the Separate Account.
Policy Charge	• On each Monthly Processing Date.	• $13.00.
Administrative Charge [3]	• On each Monthly Processing Date.	Range from • $0.08 to $0.28 per $1,000.00 of Stated Death Benefit.

Representative insured person

•      $0.08 per $1,000.00 of Stated Death Benefit.

•      The representative insured person is a male, age 50 in the super preferred no tobacco risk class.

•      The rates shown for the representative insured person are for the first policy year.

Loan Interest Charge	• Accrues daily but is due in arrears on each policy anniversary.	• 2.75% per annum of the amount held in the Loan Division in policy years 1–10. [4]

1   This table shows the maximum guaranteed charges that may be assessed during any policy year. Current charges may be less than the maximum guaranteed charges shown and you may get information about the charges that would apply to you by contacting your agent/registered representative for a personalized illustration.

2   The cost of insurance rates vary based on policy duration and the insured person’s age, gender and risk class. Different rates will apply to each Segment of Stated Death Benefit. The rates shown for the representative insured person are for the first policy year and generally increase each year thereafter. The rates shown may have been rounded to the nearest penny, and you may get information about the charge that would apply to you by contacting your agent/registered representative for a personalized illustration.

3   The maximum guaranteed administrative charge rates vary based on the Segment duration and the insured person’s age, gender and risk class. Rates remain level during the first five segment years and then reset to an equal or lesser amount for all subsequent Segment years. The rates shown for the representative insured person are for the first policy year. The rates shown may have been rounded to the nearest penny and you may get information about the charge that would apply to you by contacting your agent/registered representative for a personalized illustration. See Administrative Charge, page 31, for information about how the amount of the administrative charge is determined.

4   The guaranteed maximum loan interest charge after policy year ten is 2.15%.

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Rider Fees and Charges. The following tables describe the charges or costs associated with each of the rider benefits. See Rider Fees and Charges, page 31.

Accelerated Benefit Rider

Charge	When Deducted	Amount Deducted
Maximum Guaranteed Charges [1]
Accelerated Benefit Rider Administrative Charge	• On the date the acceleration request is processed.	• $300.00 per acceleration request.
Accelerated Benefit Lien Interest Charge	• Interest on the amount of the lien accrues daily and is added to the amount of the lien.	• The greater of: > The current yield on 90 day treasury bills; or > The current maximum statutory adjustable policy loan interest rate.

Additional Insured Rider

Charge	When Deducted	Amount Deducted
Maximum Guaranteed Charges [7]
Additional Insured Rider Charge [2]	• On each Monthly Processing Date.	Range from • $0.02 to $83.33 per $1,000.00 of rider benefit.

Representative insured person

•      $0.07 per $1,000.00 of rider benefit.

•      The representative insured person is a female, age 35 in the no tobacco risk class.

•      The rates shown for the representative insured person are for the first rider year.

1   These tables show the maximum guaranteed charges that may be assessed during any policy year. Current charges may be less than the maximum guaranteed charges shown and you may get information about the charges that would apply to you by contacting your agent/registered representative for a personalized illustration.

2   The rates for this rider vary based on the additional insured person’s age, gender and risk class and generally increase with age. The rates shown for the representative insured person are for the first rider year. The rates shown may have been rounded to the nearest penny, and you may get information about the charge that would apply to you by contacting your agent/registered representative for a personalized illustration.

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Rider Fees and Charges (continued).

Adjustable Term Insurance Rider

Charge	When Deducted	Amount Deducted
Maximum Guaranteed Charges [1]
Adjustable Term Insurance Rider Cost of Insurance Charge [2]	• On each Monthly Processing Date.	Range from • $0.02 to $83.33 per $1,000.00 of rider benefit.

Representative insured person

•      $0.28 per $1,000.00 rider benefit.

•      The representative insured person is a male, age 50 in the super preferred no tobacco risk class.

•      The rates shown for the representative insured person are for the first rider year.

Guaranteed Death Benefit Rider

Charge	When Deducted	Amount Deducted
Maximum Guaranteed Charges [9]
Guaranteed Death Benefit Rider Charge [3]	• On each Monthly Processing Date during the guarantee period.	Range from • $0.001 to $0.02 per $1,000.00 of insurance coverage.

Representative insured person

•      $0.007 per $1,000.00 of insurance coverage.

•      The representative insured person is age 50.

•      The rates shown for the representative insured person are for the first rider year.

Overloan Lapse Protection Rider

Charge	When Deducted	Amount Deducted
Maximum Guaranteed Charges [9]
Overloan Lapse Protection Rider	• On the Monthly Processing Date on or next following the date we receive your request to exercise this rider’s benefit.	• 3.50% of the Account Value. [4]

1   These tables show the maximum guaranteed charges that may be assessed during any policy year. Current charges may be less than the guaranteed maximum charges shown and you may get information about the charges that would apply to you by contacting your agent/registered representative for a personalized illustration.

2 The rates for this rider vary based on rider duration and the insured person’s age, gender and risk class and generally increase each year. The rates shown for the representative insured person are for the first rider year. The rates shown may have been rounded to the nearest penny, and you may get information about the charge that would apply to you by contacting your agent/registered representative for a personalized illustration.

3 The rates for this rider vary based on the insured person’s age at issue. The rates shown may have been rounded to the nearest penny, and you may get information about the charge that would apply to you by contacting your agent/registered representative for a personalized illustration.

4 The Account Value is equal to the sum of the value of amounts allocated to the Subaccounts of the Separate Account, amounts allocated to the Guaranteed Interest Division and any amounts set aside in the Loan Division.

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Rider Fees and Charges (continued).

Waiver of Cost of Insurance Rider

Charge	When Deducted	Amount Deducted
Maximum Guaranteed Charges [1]
Waiver of Cost of Insurance Rider Charge [2]	• On each Monthly Processing Date.	Range from • $3.82 to $19.48 per $100.00 of rider coverage.

Representative insured person

•      $7.04 per $100.00 of rider coverage.

•      The representative insured person is age 35.

•      The rates shown for the representative insured person are for the first rider year.

Waiver of Specified Premium Rider

Charge	When Deducted	Amount Deducted
Maximum Guaranteed Charges [13]
Waiver of Specified Premium Rider Charge [3]	• On each Monthly Processing Date.	Range from • $1.70 to $12.70 per $100.00 of rider coverage.

Representative insured person

•      $2.20 per $100.00 of rider coverage.

•      The representative insured person is age 35.

•      The rates shown for the representative insured person are for the first rider year.

1 These tables show the maximum guaranteed charges that may be assessed during any policy year. Current charges may be less than the guaranteed maximum charges shown and you may get information about the charges that would apply to you by contacting your agent/registered representative for a personalized illustration.

2 The rates for this rider vary based on several factors that may include rider duration and the insured person’s age. Rates generally increase each year after the first rider year until age 59 and generally decrease thereafter. The rates shown for the representative insured person are for the first rider year, and you may get information about the charge that would apply to you by contacting your agent/registered representative for a personalized illustration.

3 The rates for this rider vary based on various factors that may include the insured person’s age. Rates generally increase each year after the first rider year until age 59 and generally decrease thereafter. The rates shown for the representative insured person are for the first rider year and you may get information about the charges that would apply to you by contacting your agent/registered representative for a personalized illustration.

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Fund Fees and Expenses. The following table shows the minimum and maximum total annual fund expenses that you may pay during the time you own the policy. Fund expenses vary from fund to fund and may change from year to year. For more detail about a fund’s fees and expenses, review the fund’s prospectus. See also Fund Fees and Expenses, page 32.

	Minimum	Maximum
Total Annual Fund Expenses (deducted from fund assets) [1]	0.26%	1.26%

Total annual fund expenses are deducted from amounts that are allocated to the fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and policy owner services provided on behalf of the fund. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of fund shares.

If a fund is structured as a “fund of funds,” total annual fund expenses also include the fees associated with the funds in which it invests. Because of this a fund that is structured as a “fund of funds” may have higher fees and expenses than a fund that invests directly in debt and equity securities. For a list of the “fund of funds” available through the policy, see the chart of funds available through the Separate Account on page 17.

1 Some funds that are available through the policy have contractual arrangements to waive and/or reimburse certain fund fees and expenses. The minimum and maximum total annual fund expenses shown above do not reflect any of these waiver and/or reimbursement arrangements.

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How the Policy Works

Your Premium
You make a premium payment.
We deduct from each premium payment:
•Premium Expense Charge.
Net Premium
We allocate the Net Premium to the investment options you choose.
Guaranteed Interest Division
Amounts you allocate are held in our general account and earn a fixed rate of interest.
Separate Account
Amounts you allocate are held in Subaccounts of the Separate Account. Each Subaccount invests in a fund.
The funds may deduct:
•Investment Management Fees.
•12b-1 Fees.
•Other expenses (including service and redemption fees).
We may deduct transaction fees and charges from your Account Value:
•Partial Withdrawal Fee.
•Surrender Charge.
•Excess Illustration Fee.
Account Value
Your policy's Account Value equals the sum of your values in the Separate Account, the Guaranteed Interest Division and the Loan Division.
We may deduct periodic fees and charges from your Account Value:
•Cost of Insurance Charge.
•Mortality and Expense Risk Charge.
•Policy Charge.
•Administrative Charge.
We may deduct fees and charges from your Account Value for the optional benefits and riders you select.
Loan Division
An amount equal to any loan you take is set aside as collateral for policy loans.
Loans
We charge interest on any outstanding loan amount.
Interest Credited
We credit interest to the amount held in the Loan Division.

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THE COMPANY, THE SEPARATE

ACCOUNT AND THE GUARANTEED

INTEREST DIVISION

Security Life of Denver Insurance Company

Security Life of Denver Insurance Company (“Security Life,” “we,” “us,” “our,” and the “company”) issues the variable universal life insurance policy described in this prospectus and is responsible for providing the policy’s insurance benefits. All guarantees and benefits provided under the policy that are not related to the Separate Account are subject to the claims paying ability of the company and our general account. We are a stock life insurance company organized in 1929 and incorporated under the laws of the State of Colorado. We are admitted to do business in the District of Columbia and all states except New York. Our headquarters is at 8055 East Tufts Avenue, Suite 710, Denver, Colorado 80237.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya®”), which until April 7, 2014, was known as ING U.S., Inc. In May, 2013, the common stock of Voya began trading on the New York Stock Exchange (“NYSE”) under the symbol “VOYA” and Voya completed its initial public offering of common stock.

Product Regulation. Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Department of Labor (“DOL”), the Internal Revenue Service (“IRS”) and the Office of the Comptroller of the Currency (“OCC”). For example, U.S federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code. See TAX CONSIDERATIONS, page 66, for further discussion of some of these requirements. Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration. Failure to administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

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The Investment Options

You may allocate your premium payments to any of the available investment options. These options include Subaccounts of the Separate Account and the Guaranteed Interest Division. The investment performance of a policy depends on the performance of the investment options you choose.

The Separate Account

We established Security Life Separate Account L1 on November 3, 1993, as one of our separate accounts under the laws of the State of Colorado. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”).

We own all of the assets of the Separate Account and are obligated to pay all amounts due under a policy according to the terms of the policy. Income, gains and losses, whether or not realized, credited to, or charged against, the Separate Account reflect the investment experience of the Separate Account and not the investment experience of our other assets. Additionally, Colorado law provides that we cannot charge the Separate Account with liabilities arising out of any other business we may conduct. This means that if we ever became insolvent, the Separate Account assets will be used first to pay Separate Account policy claims. Only if Separate Account assets remain after these claims have been satisfied can these assets be used to pay owners of other policies and creditors. All guarantees and benefits provided under the policy that are not related to the Separate Account are subject to the claims paying ability of the company and our general account.

The Separate Account is divided into Subaccounts. Each Subaccount invests in a corresponding mutual fund. When you allocate premium payments to a Subaccount, you acquire Accumulation Units of that Subaccount. You do not invest directly in or hold shares of the mutual funds when you allocate premium payments or Account Value to the Subaccounts of the Separate Account.

Funds Available Through the Separate Account. The following chart lists the mutual funds that are currently available through the Separate Account.

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Certain of these mutual funds are structured as “fund of funds.” A “fund of funds” may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. The “fund of funds” available through the policy are identified below.

Funds Currently Available Through the Separate Account*

•   American Funds Insurance Series® – Growth FundSM (Class 2)

•   American Funds Insurance Series® – Growth-Income FundSM (Class 2)

•   American Funds Insurance Series® – International FundSM (Class 2)

•   BlackRock Global Allocation V.I. Fund (Class III)

•   Fidelity® VIP Contrafund® Portfolio (Service Class)

•   Fidelity® VIP Equity-Income Portfolio (Service Class)

•   M Capital Appreciation Fund [1]

•   M International Equity Fund [1]

•   M Large Cap Growth Fund [1]

•   M Large Cap Value Fund [1]

•   Neuberger Berman AMT Socially Responsive Portfolio® (Class I)

•   Voya Balanced Portfolio (Class I)

•   Voya Global Bond Portfolio (Class S)

•   Voya Global Equity Portfolio (Class I) [2]

•   Voya Global Perspectives® Portfolio (Class I) [3]

•   Voya Government Liquid Assets Portfolio (Class S) [4]

•   Voya Growth and Income Portfolio (Class I)

•   Voya Index Plus LargeCap Portfolio (Class I)

•   Voya Index Plus MidCap Portfolio (Class I)

•   Voya Index Plus SmallCap Portfolio (Class I)

•   Voya Intermediate Bond Portfolio (Class I)

•   Voya International Index Portfolio (Class S)

•   Voya Large Cap Growth Portfolio (Class I)

•   Voya Large Cap Value Portfolio (Class I)

•   Voya Limited Maturity Bond Portfolio (Class S)

•   Voya Multi-Manager Large Cap Core Portfolio (Class I)

•   Voya Retirement Growth Portfolio (Class I) [3]

•   Voya Retirement Moderate Growth Portfolio (Class I) [3]

•   Voya Retirement Moderate Portfolio (Class I) [3]

•   Voya RussellTM Large Cap Growth Index Portfolio (Class I)

•   Voya RussellTM Large Cap Index Portfolio (Class I)

•   Voya RussellTM Large Cap Value Index Portfolio (Class I)

•   Voya RussellTM Mid Cap Growth Index Portfolio (Class I)

•   Voya RussellTM Small Cap Index Portfolio (Class I)

•   Voya Small Company Portfolio (Class S)

•   Voya SmallCap Opportunities Portfolio (Class I)

•   Voya Solution Moderately Aggressive Portfolio (Class I)

•   Voya U.S. Bond Index Portfolio (Class I)

•   Voya U.S. Stock Index Portfolio (Class I)

•   VY® Baron Growth Portfolio (Class I)

•   VY® Clarion Global Real Estate Portfolio (Class S)

•   VY® Columbia Small Cap Value II Portfolio (Class I)

•   VY® FMR® Diversified Mid Cap Portfolio (Class I) [5]

•   VY® Invesco Comstock Portfolio (Class I)

•   VY® Invesco Equity and Income Portfolio (Class I)

•   VY® Invesco Growth and Income Portfolio (Class S)

•   VY® JPMorgan Emerging Markets Equity Portfolio (Class I)

•   VY® JPMorgan Small Cap Core Equity Portfolio (Class I)

•   VY® Oppenheimer Global Portfolio (Class I)

•   VY® Pioneer High Yield Portfolio (Class I)

•   VY® T. Rowe Price Capital Appreciation Portfolio (Class I)

•   VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)

•   VY® T. Rowe Price Equity Income Portfolio (Class I)

•   VY® T. Rowe Price International Stock Portfolio (Class I)

•   VY® Templeton Foreign Equity Portfolio (Class I)

*   See Appendix B for further information about the funds available through the Separate Account.

1     The M Funds are only available through broker/dealers associated with the M Financial Group.

2     Prior to May 1, 2016, this fund was known as the Voya Global Value Advantage Portfolio.

3     This fund is structured as a “fund of funds.” See the Fund Fees and Expenses table on page 13 and the Fund of Funds section on page 35 for more information about “fund of funds.”

4     Prior to May 1, 2016, this fund was known as the Voya Liquid Assets Portfolio.

5     FMR is a registered service mark of Fidelity Management & Research Company. Used with permission.

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See Appendix B to this prospectus for more information about the mutual funds available through the Separate Account, including information about each fund’s investment adviser/subadviser and investment objective. More detailed information about each fund, including information about their investment risks and fees and expenses, can be found in the fund’s current prospectus and Statement of Additional Information. Please read them carefully before investing. You may obtain these documents by contacting Customer Service.

A mutual fund available through the Separate Account is not the same as a retail mutual fund with the same or similar name. Accordingly, the management, fees and expenses and performance of a fund available through the Separate Account is likely to differ from a similarly named retail mutual fund.

Selection of Underlying Funds. The underlying funds available through the policy described in this prospectus are determined by the Company. When determining which underlying funds to make available, we may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of an underlying fund with our hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund or its service providers (e.g., the investment adviser or subadvisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether affiliates of the fund can provide marketing and distribution support for sales of the policies. (For additional information on these arrangements, see “Revenue from the Funds.”) We review the funds periodically and may, subject to certain limits or restrictions, remove a fund or limit its availability to new investment if we determine that a fund no longer satisfies one or more of the selection criteria and/or if the fund has not attracted significant allocations under the policy. We have included certain of the funds at least in part because they are managed or subadvised by our affiliates.

We do not recommend or endorse any particular fund, and we do not provide investment advice.

Voting Privileges. We invest each Subaccount’s assets in shares of a corresponding mutual fund. We are the legal owner of the fund shares held in the Separate Account, and we have the right to vote on certain issues. Among other things, we may vote on issues described in the fund’s current prospectus or issues requiring a vote by shareholders under the 1940 Act.

Even though we own the shares, we give you the opportunity to tell us how to vote the number of shares attributable to your policy. We count fractional shares. If you have a voting interest, we send you proxy material and a form on which to give us your voting instructions. If we determine that we are permitted to vote the shares in our own right, we may do so.

Each fund share has the right to one vote. The votes of all fund shares are cast together on a collective basis, except on issues for which the interests of the funds differ. In these cases, voting is on a fund-by-fund basis.

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Examples of issues that require a fund-by-fund vote are changes in the fundamental investment policy of a particular fund or approval of an investment advisory agreement.

We vote the shares in accordance with your instructions at meetings of the fund’s shareholders. We vote any fund shares that are not attributable to policies and any fund shares for which the owner does not give us instructions in the same proportion as we vote the shares for which we did receive voting instructions. This means that instructions from a small number of shareholders can determine the outcome of a vote. There is no minimum number of shares for which we must receive instructions before we vote the shares.

We reserve the right to vote fund shares without getting instructions from policy owners if the federal securities laws, regulations or their interpretations change to allow this.

You may instruct us only on matters relating to the funds corresponding to those Subaccounts in which you have invested assets as of the record date set by the fund’s Board for the shareholders meeting. We determine the number of fund shares in each Subaccount of your policy by dividing your Separate Account Value in that Subaccount by the net asset value of one share of the matching fund.

Right to Change the Separate Account. We do not guarantee that each fund will always be available for investment through the policy. Subject to state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to our Separate Account with respect to some or all classes of policies:

•      Change the investment objective;

•      Offer additional subaccounts that will invest in new funds or fund classes we find appropriate for policies we issue;

•      Eliminate Subaccounts;

•      Combine two or more Subaccounts;

•      Close Subaccounts. We will notify you in advance by a supplement to this prospectus if we close a Subaccount. If a Subaccount is closed or otherwise is unavailable for new investment, unless you provide us with alternative allocation instructions, all future premiums directed to the Subaccount that was closed or is unavailable may be automatically allocated among the other available Subaccounts according to your most recent allocation instructions. If your most recent allocation instructions do not include any available Subaccounts, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting Customer Service. See also the Transfers section of this prospectus, page 56, for information about making Subaccount allocation changes;

•      Substitute a new mutual fund for a fund in which a Subaccount currently invests. A substitution may become necessary if, in our judgment:

>    A fund no longer suits the purposes of your policy;

>    There is a change in laws or regulations;

>

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>    There is a change in the fund’s investment objectives or restrictions;

>    The fund is no longer available for investment; or

>    Another reason we deem a substitution is appropriate.

•      In the case of a substitution, the new mutual fund may have different fees and charges than the fund it replaced;

•      Transfer assets related to your policy class to another Separate Account;

•      Withdraw the Separate Account from registration under the 1940 Act;

•      Operate the Separate Account as a management investment company under the 1940 Act;

•      Cause one or more Subaccounts to invest in a mutual fund other than, or in addition to, the funds currently available;

•      Stop selling the policy;

•      End any employer or plan trustee agreement with us under the agreement’s terms;

•      Limit or eliminate any voting privileges for the Separate Account; or

•      Make any changes required by the 1940 Act or its rules or regulations.

We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of policies to which the policy belongs.

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s). We will notify you of changes. If you wish to transfer the amount you have in the affected Subaccount to another Subaccount or to the Guaranteed Interest Division, you may do so free of charge. Just notify Customer Service.

The Guaranteed Interest Division

You may allocate all or a part of your Net Premium and transfer your Net Account Value into the Guaranteed Interest Division. We declare the interest rate that applies to all amounts in the Guaranteed Interest Division. Although the interest rate will change over time, the interest rate will never be less than 2.00%. Additionally, we guarantee that the interest rate will not change more frequently than every policy anniversary. Interest compounds daily at an effective annual rate that equals the declared rate. We credit interest to the Guaranteed Interest Division on a daily basis. We pay interest regardless of the actual investment performance of our general account. We bear all of the investment risk for the Guaranteed Interest Division.

Your Guaranteed Interest Division Value equals the Net Premium you allocate to the Guaranteed Interest Division, plus interest earned, minus amounts you transfer out or withdraw. It may be reduced by fees and charges assessed against your Account Value.

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The Guaranteed Interest Division guarantees principal and is part of our general account. The general account supports our non-variable insurance and annuity obligations. We have not registered interests in the Guaranteed Interest Division under the Securities Act of 1933, as amended (“1933 Act”). Also, we have not registered the Guaranteed Interest Division or the general account as an investment company under the 1940 Act (because of exemptive and exclusionary provisions). This means that the general account, the Guaranteed Interest Division and interests in it are generally not subject to regulation under these Acts. All guarantees and benefits provided under the policy that are not related to the Separate Account are subject to the claims paying ability of the company and our general account.

The SEC staff has not reviewed the disclosures in this prospectus relating to the general account and the Guaranteed Interest Division. These disclosures, however, may be subject to certain requirements of the federal securities law regarding accuracy and completeness of statements made.

DETAILED INFORMATION ABOUT THE POLICY

This prospectus describes our standard Voya VUL-DB variable universal life insurance policy. The policy provides death benefits, values and other features of traditional life insurance contracts. There may be variations in policy features, benefits and charges because of requirements of the state where we issue your policy. We describe all such differences in your policy.

If you would like to know about state variations, please ask your agent/registered representative. We can provide him/her with the list of variations that will apply to your policy.

We and our affiliates offer various other products with different features and terms than the policy offered through this prospectus and that may offer some or all of the same funds. These products have different benefits, fees and charges and may or may not better match your needs. Please note that some of the company’s management personnel and certain other employees may receive a portion of their employment compensation based on the amount of Account Value allocated to funds affiliated with Voya. You should be aware that there may be alternative products available, and if you are interested in learning more about these other products, contact Customer Service or your agent/registered representative.

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Underwriting

On the application you will provide us with certain health and other necessary information. Upon receipt of an application, we will follow our underwriting procedures to determine whether the proposed insured person is insurable by us. Before we can make this determination, we may need to request and review medical examinations and other information about the proposed insured person. Through our underwriting process we also determine the risk class for the proposed insured person if the application is accepted. Risk class is based on such factors as the proposed insured person’s age, gender, health and occupation. Risk class will impact the cost of insurance rates you will pay and may also affect premiums and other policy fees, charges and benefits.

We reserve the right to reject an application for any reason permitted by law. If an application is rejected, any premium received will be returned without interest.

Purchasing a Policy

To purchase a policy you must submit an application to us. On that application you will, among other things, select:

•      The amount of your Target Death Benefit (which generally must be at least $100,000.00);

•      Your initial death benefit option;

•      The death benefit qualification test to apply to your policy (we may limit the amount of coverage we will issue on the life of the insured person when the cash value accumulation test is chosen); and

•      Any riders or optional benefits.

The “Policy Date” is the date coverage under the policy begins and is the date from which we measure policy years, policy months, policy anniversaries and the Monthly Processing Date. The “insured person” is the person on whose life we issue the policy, and the insured person generally can be no more than age 85 on the Policy Date. “Age” under the policy means the insured person’s age on the birthday nearest to the Policy Date. From time to time, we may accept an insured person who exceeds our normal maximum age limit. We will not unfairly discriminate in determining the maximum age at issue. All exceptions to our normal limits are dependent upon our ability to obtain acceptable reinsurance coverage for our risk with an older insured. We may also set a minimum age to issue a policy.

You may request that we back-date the policy up to six months to allow the insured person to give proof of a younger age for the purposes of your policy. Except for cash on delivery policies, we generally will not reissue a policy to change the Policy Date.

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Important Information About the Adjustable Term Insurance Rider. It may be to your economic advantage to include part of your insurance coverage under the Adjustable Term Insurance Rider. Working with your agent/registered representative, consider the factors described in the Adjustable Term Insurance Rider section of this prospectus, page 44, when deciding the appropriate usage of the Adjustable Term Insurance Rider for your particular situation.

Premium Payments

Premium payments are flexible and you may choose the amount and frequency of premium payments, within limits, including:

•      We may refuse to accept any premium less than $25.00;

•      You cannot pay additional premiums after age 121 (except amounts required to keep the policy from lapsing);

•      We may refuse to accept any premium that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code;

•      We may refuse to accept any premium that would cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code without your prior written acknowledgement accepting your policy as a modified endowment contract; and

•      We may refuse to accept any premium that does not comply with our anti-money laundering program. See Anti-Money Laundering, page 77.

After we deduct the premium expense charge from your premium payments, we apply the Net Premium to your policy as described below.

A premium payment is received by us when it is received at our offices. After you have paid your initial premium, we suggest you send payments directly to us, rather than through your agent/registered representative, to assure the earliest crediting date.

Your initial premium must be sufficient to keep your policy in force from the Policy Date through the Investment Date. The “Investment Date” is the first date we apply the Net Premium to your policy.

Scheduled Premium. You may select your scheduled (planned) premium (within our limits) when you apply for your policy. The scheduled premium, shown in your policy schedule pages, is the amount you intend to pay over a certain time period. You may schedule premiums to be paid monthly, quarterly, semiannually or annually. Payment of the scheduled premium does not guarantee that your policy will not lapse, and you may need to pay additional premiums to keep your policy in force. You may receive premium reminder notices for the scheduled premium you selected. You are not required to pay the scheduled premium.

You can change the amount of your scheduled premium within our minimum and maximum limits at any time. If you fail to pay your scheduled premium or if you change the amount of your scheduled premium, your policy performance will be affected.

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If you have the optional Guaranteed Death Benefit Rider, to keep the rider in force your scheduled premium should not be less than the guarantee period annual premium shown in your policy. See Guaranteed Death Benefit Rider, page 42.

Unscheduled Premium Payments. Generally speaking, you may make unscheduled premium payments at any time, however:

•      We may refuse to accept any premium less than $25.00;

•      You cannot pay additional premiums after age 121 (except amounts required to keep the policy from lapsing);

•      We may refuse to accept or limit the amount of an unscheduled premium payment if it would result in an increase in the amount of the Base Death Benefit required by the federal income tax law definition of life insurance. We may require satisfactory evidence that the insured person is insurable according to our normal underwriting rules for the applicable risk class and rating at the time that you make the unscheduled premium payment if the Base Death Benefit is increased due to an unscheduled premium payment;

•      We may require satisfactory evidence that the insured person is insurable according to our normal underwriting rules for the applicable risk class and rating at the time that you make the unscheduled premium payment if an unscheduled premium payment will cause the net amount at risk to increase;

•      We will return premium payments that would cause your policy to become a modified endowment contract, unless you have acknowledged in writing the new modified endowment contract status for your policy; and

•      Our acceptance of an unscheduled premium payment may be subject to certain issue limitations and conditioned on the availability of reinsurance coverage.

Satisfactory evidence of insurability may include receipt of an application and required medical information.

Target Premium. Target premium for each Segment of Stated Death Benefit is actuarially determined based on the age, gender and risk class of the insured person. The target premium is used to determine the sales compensation we pay. Payment of the target premium does not guarantee that your policy will not lapse, and you may need to pay additional premiums to keep your policy in force. You are not required to pay the target premium and there is no penalty for paying more or less. The target premium for each Segment of Stated Death Benefit under your policy is shown in your policy schedule pages. Target premium is not based on your scheduled premium.

Premium Payments Affect Your Coverage. Unless you have the Guaranteed Death Benefit Rider, your coverage lasts only as long as you have a positive Net Account Value that is enough to pay the periodic fees and charges due each month. If you do not meet this requirement, your policy will enter a 61-day grace period and you must make a sufficient premium payment to keep your policy from lapsing. See Lapse, page 65.

Allocation of Net Premium. Until the Investment Date when your initial Net Premium is allocated as described below, we hold premiums in a general suspense account. Premiums held in this suspense account do not earn interest.

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We apply the initial Net Premium to your policy on the Investment Date after all of the following conditions have been met:

•      We receive the required initial premium;

•      All issue requirements have been received by Customer Service; and

•      We approve your policy for issue.

Amounts you designate for the Guaranteed Interest Division will be allocated to that division on the Investment Date. If your state requires return of your premium if you return your policy during the right to examine period, we initially invest amounts you have designated for the Subaccounts of the Separate Account in the Subaccount that invests in the Voya Government Liquid Assets Portfolio. We later transfer these amounts from this Subaccount to the available Subaccounts that you have selected based on your most recent premium allocation instructions. This transfer occurs after the initial period, which is five days after the date we mailed your policy to you plus the length of your state’s right to examine period.

If your state provides for return of your Account Value if you return your policy during the right to examine period (or provides no right to examine period), we allocate amounts you designated for the Subaccounts of the Separate Account directly into those Subaccounts.

All Net Premiums we receive after the initial period are allocated to your policy on the Valuation Date of their receipt in good order. We will allocate Net Premiums to the available Subaccounts using your most recent premium allocation instructions specified in percentages stated to the nearest tenth and totaling 100.00%. If your most recent premium allocation instructions includes a mutual fund that corresponds to a Subaccount that is closed to new investment (we will notify you in advance by a supplement to this prospectus if we close a Subaccount) or is otherwise unavailable, Net Premium received that would have been allocated to the Subaccount corresponding to the closed or otherwise unavailable mutual fund may be automatically allocated among the other available Subaccounts according to your most recent allocation instructions. If your most recent allocation instructions do not include any available funds, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting Customer Service. Your failure to provide us with alternative allocation instructions before we return your premium payment(s) may result in your policy entering the 61 day grace period and/or your policy lapsing without value. See Lapse, page 65, for more information about how to keep your policy from lapsing. See also Reinstatement, page 66, for more information about how to put your policy back in force if it has lapsed.

Right to Examine Period

You have the right to examine your policy and return it to us for a refund (for any reason) within the period shown in the policy. The period during which you have this right is called the right to examine period and starts on the date you receive your policy. If you request a right to examine refund or return your policy to us within the right to examine period, we cancel it as of your Policy Date.

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If you cancel your policy during the right to examine period, you will receive a refund as determined by state law. Generally, there are two types of right to examine refunds:

•      Refund of all premium we have received from you; or

•      Refund of your Account Value plus a refund of all charges deducted.

The type of right to examine refund that applies to you will be specified in your policy. The type of refund will affect the allocation of premiums received before the end of the right to examine period. See Allocation of Net Premium, page 24.

Temporary Insurance

If you apply and qualify, we may issue temporary insurance in an amount equal to the amount of Target Death Benefit for which you applied, up to $1,000,000.00, which includes other in-force coverage you have with us.

Temporary insurance coverage begins when all of the following events have occurred:

•      You have completed and signed our temporary insurance coverage form;

•      We have received and accepted a premium payment of at least your scheduled premium (selected on your application); and

•      The necessary parts of the application are complete.

Unless otherwise provided by state law, temporary insurance coverage ends on the earliest of:

•      Five days after we mail the premium refund to the address on your application;

•      Five days after we mail notice of termination to the address on your application;

•      Your Policy Date;

•      The date we refuse to issue a policy based on your application; or

•      90 days after you sign our temporary life insurance coverage form.

There is no death benefit under the temporary insurance coverage if any of the following events occur:

•      There is a material misrepresentation in your answers on the temporary insurance coverage form;

•      There is a material misrepresentation in statements on your application;

•      The person or persons intended to be insured die by suicide or self-inflicted injury; or

•      The bank does not honor your premium check or authorized withdrawal.

During the period of temporary insurance coverage your premium payments are held by us in a general suspense account until underwriting is completed and the policy is issued or the temporary insurance coverage otherwise ends. Premiums held in this suspense account do not earn interest and they are not allocated to the investment options available under the policy until a policy is issued. If a policy is not issued and temporary coverage ends, any premium received will be returned without interest. See Allocation of Net Premium, page 24.

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Fees and Charges

We deduct fees and charges under the policy to compensate us for:

•      Providing the insurance benefits of the policy (including any rider benefits);

•      Administering the policy;

•      Assuming certain risks in connection with the policy; and

•      Incurring expenses in distributing the policy.

The amount of a fee or charge may be more or less than the cost associated with the service or benefit. Accordingly, excess proceeds from one fee or charge may be used to make up a shortfall on another fee or charge, and we may earn a profit on one or more of these fees and charges. We may use any such profits for any proper corporate purpose, including, among other things, payment of sales expenses.

Transaction Fees and Charges

We deduct the following transaction fees and charges from your Account Value each time you make certain transactions.

Premium Expense Charge. We deduct a premium expense charge from each premium payment we receive.

Segment Year	Current Premium Expense Charge	Guaranteed Maximum Premium Expense Charge
1 – 5	15.00%	15.00%
6 – 10	5.00%	15.00%
11+	3.00%	15.00%

This charge helps offset:

•      The expenses we incur in selling the policy;

•      The costs of various state and local taxes. We pay state and local taxes in almost all states. These taxes vary in amount from state to state and may vary from jurisdiction to jurisdiction within a state; and

•      The cost associated with the federal income tax treatment of our deferred acquisition costs. This cost is determined solely by the amount of life insurance premium we receive.

Premium received for each coverage Segment will incur a premium expense charge based on the Segment year in which the premium is received. A Segment is a piece of death benefit coverage and Segment years are measured from the beginning of each Segment effective date. Premium received is allocated to each Segment of death benefit coverage proportionally, based on the target premium for each coverage Segment. Premium expense charge rates currently decline after the fifth Segment year and again after the tenth Segment year. On a guaranteed basis, the maximum premium expense charge rates remain level for all Segment years.

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Partial Withdrawal Fee. We deduct a partial withdrawal fee each time you take a partial withdrawal from your policy. The amount of this fee is $10.00. We deduct the partial withdrawal fee proportionately from your Guaranteed Interest Division and Separate Account values that remain after the partial withdrawal.

This fee helps offset the expenses we incur when processing a partial withdrawal.

Surrender Charge. We deduct a surrender charge during the first fifteen Segment years when you:

•      Surrender your policy;

•      Allow your policy to lapse;

•      Decrease your Stated Death Benefit; or

•      Take a partial withdrawal that decreases the amount of your Stated Death Benefit.

The amount of the surrender charge depends on the amount of Stated Death Benefit surrendered or decreased and the surrender charge rates.

When you purchase a policy or increase your Stated Death Benefit, we set surrender charge rates based on the age and gender of the insured person. Surrender charges apply for the first fifteen years of each Segment of Stated Death Benefit. Surrender charge rates generally decline beginning in the sixth Segment year and reach zero beginning in the sixteenth Segment year. Each coverage Segment will have its own set of surrender charge rates which will apply only to that Segment. See Changes in the Amount of Your Insurance Coverage, page 36. The maximum rates that apply to you will be set forth in your policy. See the Transaction Fees and Charges table on page 8 for the minimum and maximum surrender charge rates and the rates for a representative insured person.

For full surrenders, you will receive the Surrender Value of your policy. For decreases in the amount of Stated Death Benefit, the surrender charge will reduce your Account Value. If there are multiple Segments of Stated Death Benefit, the coverage decreases and surrender charges assessed will be processed on a pro rata basis.

In the early policy years the surrender charge may exceed the Account Value because the surrender charge may be more than the cumulative premiums paid minus policy fees and charges. Therefore, you should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

The surrender charge helps offset the expenses we incur in issuing and distributing the policy.

Excess Illustration Fee. We currently do not assess this fee, but unless prohibited under state law, we reserve the right to assess a fee of up to $25.00 for each policy illustration that you request after the first each policy year.

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This fee helps offset the costs we incur when processing requests for excess illustrations.

Redemption Fees. If applicable, we may deduct from your Account Value the amount of any redemption fees imposed by the underlying mutual funds as a result of partial withdrawals, transfers or other transactions you initiate and remit such fees back to that fund. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your Account Value.

Periodic Fees and Charges

We deduct the following periodic fees and charges from your Account Value on the Monthly Processing Date. The first Monthly Processing Date is the Policy Date, or the Investment Date, if later. Subsequent Monthly Processing Dates are the same date each month as your Policy Date. If that date is not a Valuation Date, then the Monthly Processing Date is the next Valuation Date.

At any time you may choose one investment option from which we will deduct your periodic fees and charges. If you do not choose the investment option or the amount in your chosen investment option is not enough to cover the periodic fees and charges, then your periodic fees and charges are taken from the Subaccounts and Guaranteed Interest Division in the same proportion that your value in each has to your Net Account Value.

Cost of Insurance. Each month we deduct a cost of insurance charge equal to our current monthly cost of insurance rates multiplied by the net amount at risk for each Segment of your Stated Death Benefit. The net amount at risk as calculated on each Monthly Processing Date equals the difference between:

•      Your current Base Death Benefit, discounted to take into account one month’s interest earnings at an assumed 2.00% annual interest rate; and

•      Your Account Value minus the periodic fees and charges due on that date, other than cost of insurance charges.

Monthly cost of insurance rates are based on the insured person’s age at issue and each date you increase your insurance coverage (a “Segment date”), gender, risk class and Segment year. They will not, however, be greater than the guaranteed maximum cost of insurance rates shown in the policy, which are based on the 2001 Commissioner’s Standard Ordinary, Sex Distinct, Smoker Distinct, Ultimate Mortality Tables, age nearest birthday. We will apply unisex rates where appropriate under the law. This currently includes policies issued in the state of Montana and policies issued to employers or employee organizations in connection with employment related insurance or benefit programs. The maximum rates that apply to you will be set forth in your policy. See the Periodic Fees and Charges table on page 9 for the maximum guaranteed cost of insurance rates and the rates for a representative insured person.

Separate cost of insurance rates apply to each Segment of your Stated Death Benefit. The maximum rates for the initial Segment and each new Segment of your Stated Death Benefit will be printed in your policy schedule pages.

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The cost of insurance charge varies from month to month because of changes in your net amount at risk, changes in your death benefit and the increasing age of the insured person. The net amount at risk is affected by the same factors that affect your Account Value, namely:

•      The Net Premium applied to your policy;

•      The fees and charges we deduct;

•      Any partial withdrawals you take;

•      Interest earnings on the amounts allocated to the Guaranteed Interest Division;

•      Interest earned on amounts held in the Loan Division; and

•      The investment performance of the funds underlying the Subaccounts of the Separate Account.

We calculate the net amount at risk separately for each Segment of your Stated Death Benefit. We allocate the net amount at risk to Segments of the Base Death Benefit in the same proportion that each Segment has to the total Base Death Benefit as of the Monthly Processing Date.

There are no cost of insurance charges during the continuation of coverage period.

The cost of insurance charge compensates us for the ongoing costs of providing insurance coverage, including the expected cost of paying Death Benefit Proceeds that may be more than your Account Value.

Mortality and Expense Risk Charge. Each month we may deduct from your Account Value a mortality and expense risk charge based on the amount invested in the Separate Account according to the following rates:

	Percentage of the Amount Invested in the Separate Account
Policy Year	Current	Guaranteed
1 – 10	0.03333% (0.40% annually)	0.03333% (0.40% annually)

11+	0.00%	0.03333% (0.40% annually)

We currently do not assess the mortality and expense risk charge after the tenth policy year, but we reserve the right to do so (subject to the 0.40% annual maximum). The policy described in this prospectus has not been available for sale long enough for there to be any policies subject to no mortality and expense risk charge.

This charge, if assessed, will help compensate us for the mortality and expense risks we assume when we issue a policy. The mortality risk is the risk that insured people, as a group, may live less time than we estimated. The expense risk is the risk that the costs of issuing and administering the policies and operating the Subaccounts of the Separate Account are greater than we estimated.

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Policy Charge. Each month we deduct a policy charge. This charge varies based on duration and the amount of your first Segment of Stated Death Benefit. The guaranteed maximum monthly policy charge is $13.00.

This charge helps compensate us for the costs associated with:

•      Processing applications;

•      Conducting medical examinations;

•      Establishing policy records; and

•      Underwriting.

Administrative Charge. Each month we deduct an administrative charge equal to our current monthly administrative charge rates multiplied by the amount of your Stated Death Benefit for each Segment divided by 1,000. We calculate the administrative charge separately for each Segment of your Stated Death Benefit. The current monthly administrative charge rates vary depending on the amount of each Segment of Stated Death Benefit, Segment duration and the insured person’s age, gender and risk class. Rates remain level for the first three to five Segment years, depending on the Stated Death Benefit Segment, and then reset to an equal or lesser amount for all subsequent Segment years. The maximum guaranteed administrative charge rates vary based on the Segment duration and the insured person’s age, gender and risk class. Maximum guaranteed rates remain level during the first five segment years and then reset to an equal or lesser amount for all subsequent Segment years. The maximum rates that apply to you will be set forth in your policy. See the Periodic Fees and Charges table on page 9 for the minimum and maximum administrative charge rates and the rates for a representative insured person.

This charge helps offset the costs we incur in administering the policy, including costs associated with:

•      Billing and collecting premiums;

•      Processing claims and policy transactions;

•      Keeping records;

•      Reporting and communicating with policy owners; and

•      Our overhead and other expenses.

Rider Fees and Charges

There may be separate transaction charges, monthly fees and charges or other costs associated with the riders available under the policy. See the Rider Fees and Charges tables beginning on page 10, the Optional Rider Benefits section on page 43 and the Automatic Rider Benefits section on page 49 for more information about the charges and costs associated with the rider benefits.

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Waiver and Reduction of Fees and Charges

We may waive or reduce any of the fees and charges under the policy, as well as the minimum amount of insurance coverage set forth in this prospectus. Any waiver or reduction will be based on expected economies that result in lower sales, administrative or mortality expenses. For example, we may expect lower expenses in connection with sales to:

•      Certain groups or sponsored arrangements (including our employees, employees of our affiliates, our appointed sales agents and certain family members of each of these groups of individuals);

•      Corporate or business policy owners/purchasers (including sales related to a corporate or business policy owner’s election to substitute one insured person who is an employee for another); or

•      Our policyholders or the policyholders of our affiliated companies.

Any variation in fees and charges will be based on differences in costs or services and our rules in effect at the time. We may change our rules from time to time, but we will not unfairly discriminate in any waiver or reduction.

Fund Fees and Expenses

As shown in the fund prospectuses and described in the Fund Fees and Expenses table on page 13 of this prospectus, each underlying mutual fund deducts management/investment advisory fees from the amounts allocated to the fund. In addition, each underlying mutual fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and policy owner services provided on behalf of the fund. Furthermore, certain underlying mutual funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. Fund fees and expenses are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Fund fees and expenses are one factor that impacts the value of fund’s shares. To learn more about fund fees and expenses, the additional factors that can affect the value of a fund’s shares and other important information about the funds, refer to the fund prospectuses.

Less expensive share classes of the underlying mutual funds offered through this policy may be available for investment outside of this policy. You should evaluate the expenses associated with the underlying mutual funds available through this policy before making a decision to invest.

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Revenue from the Funds

The company or its affiliates may receive compensation from each of the underlying mutual funds or from the funds’ affiliates. This revenue may include:

•      A share of the management fee;

•      Service fees;

•      For certain share classes, 12b-1 fees; and

•      Additional payments (sometimes referred to as revenue sharing).

12b-1 fees are used to compensate the company and its affiliates for distribution related activity. Service fees and additional payments (sometimes collectively referred to as sub-accounting fees) help compensate the company, and its affiliates, for administrative, recordkeeping or other services that we provide to the funds or the funds’ affiliates, such as:

•      Communicating with customers about their fund holdings;

•      Maintaining customer financial records;

•      Processing changes in customer accounts and trade orders (e.g., purchase and redemption requests);

•      Recordkeeping for customers, including subaccounting services;

•      Answering customer inquiries about account status and purchase and redemption procedures;

•      Providing account balances, account statements, tax documents and confirmations of transactions in a customer’s account;

•      Transmitting proxy statements, annual and semi-annual reports, fund prospectuses and other fund communications to customers; and

•      Receiving, tabulating and transmitting proxies executed by customers.

The management fee, service fees and 12b-1 fees are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. Additional payments, which are not deducted from fund assets and may be paid out of the legitimate profits of fund advisers and/or other fund affiliates, do not increase, directly or indirectly, fund fees and expenses, and we may use these additional payments to finance distribution.

The amount of revenue the company may receive from each of the underlying mutual funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the policy. This revenue is one of several factors we consider when determining the policy fees and charges and whether to offer a fund through our policies. Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

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Assets allocated to affiliated funds, meaning mutual funds managed by Directed Services LLC, Voya Investments, LLC or another company affiliate, generate the largest dollar amount of revenue for the company. Affiliated funds may also be subadvised by a company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the company. The company expects to earn a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds. The revenue received by the company from affiliated mutual funds may be based either on an annual percentage of average net assets held in the fund by the company or a share of the fund’s management fee.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the company. The sharing of the management fee between the company and the affiliated investment adviser does not increase, directly or indirectly, fund fees and expenses. The company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the company with a financial incentive to offer affiliated funds through the policy rather than unaffiliated funds.

Additionally, in the case of affiliated funds subadvised by third parties, no direct payments are made to the company or the affiliated investment adviser by the subadvisers. However, subadvisers my provide reimbursement for employees of the company or its affiliates to attend business meetings or training conferences.

Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated mutual funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

If the unaffiliated fund families currently offered through the policy that made payments to us were individually ranked according to the total amount they paid to the company or its affiliates in 2015 in connection with the registered variable life insurance policies issued by the company, that ranking would be as follows:

•      American Funds Insurance Series®;

•      Fidelity® Variable Insurance Product Portfolios;

•      BlackRock V.I. Funds; and

•      Neuberger Berman Advisers Management Trust.

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If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the company or its affiliates in 2015, the affiliated funds would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company representatives and wholesalers rather than monetary benefits. These benefits and opportunities may include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for personnel and opportunities to host due diligence meetings for representatives and wholesalers.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See Distribution of the Policy, page 83.

Fund of Funds

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the list of funds available through the Separate Account on page 17.

Death Benefits

You decide the amount of life insurance protection you need, now and in the future. The Stated Death Benefit is the sum of the coverage Segments under your policy, and the amount of your Stated Death Benefit in effect on the Policy Date is your initial coverage Segment. The Stated Death Benefit changes when there is an increase, decrease or a transaction that causes your policy to change.

The Target Death Benefit is an amount of death benefit coverage scheduled by you at issue and is subject to our approval. It may vary by year. If you do not have the Adjustable Term Insurance Rider, the Target Death Benefit in all years is the same as the Stated Death Benefit. Generally, we require a minimum of $100,000.00 of Target Death Benefit to issue your policy. We may lower this minimum for certain group, sponsored or corporate purchasers.

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It may be to your economic advantage to include part of your insurance coverage under the Adjustable Term Insurance Rider. Talk to your agent/registered representative about the appropriate usage of the Adjustable Term Insurance Rider in your particular situation. See Important Information About the Adjustable Term Insurance Rider, page 23.

Changes in the Amount of Your Insurance Coverage

Subject to certain limitations, generally you may change the amount of your insurance coverage after the first policy year (first Monthly Processing Date for an increase). The change will be effective on the next Monthly Processing Date after we approve your written request, however changes scheduled for the future will be effective on the applicable policy anniversary.

There may be underwriting or other requirements that must be met before we will approve a change. If we approve your requested change we will send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to Customer Service so that we may do this for you.

Changes in the amount of your insurance coverage must be for at least $1,000.00.

You may request an increase in the amount of your insurance coverage, subject to the following:

•      Subject to certain exceptions, increases after age 85 are not allowed; and

•      Increases are subject to underwriting approval and such approval may be conditioned on certain issue limitations and availability of reinsurance coverage.

See also, Adjustable Term Insurance Rider, page 44.

A requested increase in Stated Death Benefit will cause a new coverage Segment to be created. A Segment is a piece of insurance coverage. Once we create a new Segment, it is permanent unless the law requires differently.

Each new Segment will have:

•      A new premium expense charge;

•      New cost of insurance charges, guaranteed and current;

•      New administrative charges;

•      A new incontestability period;

•      A new suicide exclusion period;

•      A new target premium; and

•      A new surrender charge.

If a death benefit option change causes the amount of Stated Death Benefit to increase or decrease, no new Segment is created. Instead, the size of each existing Segment is changed.

In determining the net amount at risk for each coverage Segment, we allocate the net amount at risk among the Segments of Stated Death Benefit in the same proportion that each Segment bears to the total amount of Stated Death Benefit.

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Refusal of a scheduled increase or your request to change the amount of your insurance coverage will terminate all future scheduled increases. Certain requests to increase the amount of your insurance coverage may also cancel all future scheduled increases.

You may decrease the amount of your insurance coverage, however, decreases below the minimum we require to issue you a policy are not allowed.

Decreases in insurance coverage may result in:

•      Surrender charges on the amount of the decrease;

•      Reduced target premium amounts; and

•      Reduced cost of insurance charges.

Decreases in the amount of insurance coverage will first reduce the amount of your Target Death Benefit. We decrease the amount of Stated Death Benefit only after your Adjustable Term Insurance Rider coverage is reduced to zero. If you have more than one Segment, we divide decreases in Stated Death Benefit among your coverage Segments pro rata unless the law requires differently.

We reserve the right not to approve a requested change in your insurance coverage that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code. In addition, we may refuse to approve a requested change in your insurance coverage that would cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code without your prior written acknowledgment accepting your policy as a modified endowment contract. Decreasing the amount of insurance coverage under your policy could cause your policy to be considered a modified endowment contract. If this happens, prior and subsequent distributions from the policy (including loans) may be subject to adverse tax treatment. You should consult a tax and/or legal adviser before changing your amount of insurance coverage. See Modified Endowment Contracts, page 69.

Continuation of Coverage

The continuation of coverage feature automatically continues your insurance coverage in force beyond the policy anniversary nearest the insured person’s 121st birthday (the “continuation of coverage period”), unless prohibited by state law. If you do not surrender your policy before this date, on this date:

•      The amount of your Target Death Benefit becomes your Stated Death Benefit amount;

•      Death Benefit Options 2 and 3 are converted to Death Benefit Option 1, if applicable;

•      All riders are terminated;

•      Your Net Account Value is transferred into the Guaranteed Interest Division and subsequent transfers into the Subaccounts are not allowed; and

•      Dollar cost averaging and automatic rebalancing programs are terminated.

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Your insurance coverage continues in force until the death of the insured person, unless the policy lapses or is surrendered. However:

•      We accept no further premium payments (except amounts required to keep the policy from lapsing); and

•      We deduct no further fees and charges except transaction fees and charges, if applicable.

Partial withdrawals and loans are allowed during the continuation of coverage period. If you have an outstanding loan, interest continues to accrue. If you fail to make sufficient loan or loan interest payments, it is possible that the outstanding Loan Amount may become greater than your Account Value and cause your policy to lapse. To avoid lapse, you may repay the loan and loan interest during the continuation of coverage period.

If you wish to stop coverage during the continuation of coverage period, you may surrender your policy and receive the Net Account Value. There is no surrender charge during this period. All other normal consequences of surrender apply. See Surrender, page 64.

The continuation of coverage feature is not available in all states. If a state has approved this feature, it is automatic under your policy. In certain states the death benefit during the continuation of coverage period is the Net Account Value. Contact your agent/registered representative or Customer Service to find out if this feature is available in your state and which type of death benefit applies in your state.

Death Benefit Qualification Tests

The Death Benefit Proceeds are generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance. Your policy will meet this definition of life insurance provided that it meets the requirements of either the guideline premium test or the cash value accumulation test.

When you apply for a policy you must choose either the guideline premium test or the cash value accumulation test to make sure your policy complies with the Internal Revenue Code’s definition of “life insurance.” You cannot change this choice once the policy is issued.

Guideline Premium Test. The guideline premium test requires that premium payments do not exceed certain statutory limits and your death benefit is at least equal to your Account Value multiplied by a factor defined by law. The guideline premium test provides for a maximum amount of premium in relation to the death benefit and a minimum amount of death benefit in relation to Account Value. The factors for the guideline premium test can be found in Appendix A to this prospectus.

Certain changes to a policy that uses the guideline premium test may allow the payment of premium in excess of the statutory limits in order to keep the policy from lapsing. In this circumstance, any such excess premium will be allocated to the Guaranteed Interest Division in order for the policy to continue to meet the federal income tax definition of life insurance.

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Cash Value Accumulation Test. The cash value accumulation test requires a policy’s Account Value not to exceed at any time the net single premium necessary to fund the policy’s future benefits. Under the cash value accumulation test, there is generally no limit to the amount that may be paid in premiums as long as there is enough death benefit in relation to Account Value at all times. The death benefit at all times must be at least equal to an actuarially determined factor, depending on the insured person’s age, gender and risk class at any point in time, multiplied by the Account Value. A description of how the cash value accumulation test factors are determined can be found in Appendix A to this prospectus.

Which Death Benefit Qualification Test to Choose. The guideline premium test limits the amount of premium that may be paid into a policy. If you do not want to pay premiums in excess of the guideline premium test limitations, you should consider the guideline premium test.

The cash value accumulation test does not limit the amount of premium that may be paid into a policy. If you desire to pay premiums in excess of the guideline premium test limitations you should elect the cash value accumulation test. However, any premium that would increase the net amount at risk is subject to evidence of insurability satisfactory to us. Required increases in the death benefit due to growth in Account Value will generally be greater under the cash value accumulation test than under the guideline premium test. Required increases in the death benefit will increase the cost of insurance under the policy, thereby reducing the Account Value. We may limit the amount of coverage we will issue on the life of the insured person when the cash value accumulation test has been chosen.

Death Benefit Options

There are three death benefit options available under the policy. You choose the option you want when you apply for the policy. You may change that choice after your first Monthly Processing Date and before age 121.

Death Benefit Option 1. Under Death Benefit Option 1, the Base Death Benefit is the greater of:

•      The amount of Stated Death Benefit; or

•      Your Account Value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A.

Under this option your Base Death Benefit will remain level unless your Account Value multiplied by the appropriate factor described in Appendix A exceeds the amount of Stated Death Benefit. In this case, your death benefit will vary as the Account Value varies.

With Death Benefit Option 1, positive investment performance generally reduces your net amount at risk, which lowers your policy’s cost of insurance charge. Option 1 also offers insurance coverage at a set amount with potentially lower cost of insurance charges over time.

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Death Benefit Option 2. Under death benefit Option 2, the Base Death Benefit is the greater of:

•      The amount of Stated Death Benefit plus your Account Value; or

•      Your Account Value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A.

Under this option your Base Death Benefit will vary as the Account Value varies, and investment performance will be reflected in your insurance coverage.

Death Benefit Option 2 is not available after age 121. If Death Benefit Option 2 is in effect at age 121, it automatically converts to Death Benefit Option 1. See Continuation of Coverage, page 37.

Death Benefit Option 3. Under Death Benefit Option 3, the Base Death Benefit is the greater of:

•      The amount of Stated Death Benefit plus premiums received minus partial withdrawals taken and partial withdrawal fees; or

•      Your Account Value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A.

Under this option your Base Death Benefit will vary as you pay premiums and take partial withdrawals or if your Account Value multiplied by the appropriate factor described in Appendix A exceeds the amount of Stated Death Benefit plus premiums received minus partial withdrawals taken.

Death Benefit Option 3 is not available after age 121. If Death Benefit Option 3 is in effect at age 121, it automatically converts to Death Benefit Option 1. See Continuation of Coverage, page 37.

Which Death Benefit Option to Choose. If you are satisfied with the amount of your Stated Death Benefit and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the Account Value and lower cost of insurance charges, you should choose Death Benefit Option 1. If you prefer to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should choose Death Benefit Option 2. If you require a specific death benefit that would include a return of the premium paid, Death Benefit Option 3 may best meet your needs.

Changing Death Benefit Options. On or after the first Monthly Processing Date and before age 121 you may change death benefit options as described below. We may require evidence of insurability under our normal rules of underwriting for some death benefit option changes.

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Changing your death benefit option may reduce or increase the amount of your Stated Death Benefit and Target Death Benefit amounts but it will not change the amount of your Base Death Benefit or Total Death Benefit. We may not approve a death benefit option change if it reduces the total amount of insurance coverage below the minimum we require to issue your policy. The following death benefit option changes are allowed, and on the effective date of the change the amount of your Stated Death Benefit will change as follows:

Change From:	Change To:	Stated Death Benefit Following the Change:
Death Benefit Option 1	Death Benefit Option 2	• Your Stated Death Benefit before the change minus your Account Value as of the effective date of the change.
Death Benefit Option 2	Death Benefit Option 1	• Your Stated Death Benefit before the change plus your Account Value as of the effective date of the change.
Death Benefit Option 3	Death Benefit Option 1

•      Your Stated Death Benefit before the change plus the sum of all premium payments we have received minus all partial withdrawals and partial withdrawal fees you have taken as of the effective date of the change.

Your death benefit option change is effective on your next Monthly Processing Date after we approve it.

After we approve your request, we send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to Customer Service so that we can make this change for you.

If a death benefit option change causes the amount of insurance coverage to change, no new coverage Segment is created. Instead, the size of each existing Segment is changed. If you change death benefit options, there is no change to the amount of term insurance coverage if you have the Adjustable Term Insurance Rider. See Adjustable Term Insurance Rider, page 44.

We do not impose a surrender charge if a death benefit option change results in a decrease in the amount of your Stated Death Benefit. Additionally, we do not adjust the target premium when you change your death benefit option. See Surrender Charge, page 28.

If your death benefit option is changed to Death Benefit Option 1 because you exercised the Overloan Lapse Protection Rider, notwithstanding any other information in this section your insurance coverage following the change will equal your Account Value immediately before the change minus the Overloan Lapse Protection Rider charge with the difference multiplied by the appropriate guideline premium test factor described in Appendix A.

Changing your death benefit option may have tax consequences. You should consult a tax and/or legal adviser before making changes.

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Death Benefit Proceeds

After the insured person’s death, if your policy is in force we pay the Death Benefit Proceeds to the beneficiaries. The beneficiaries are the people you name to receive the Death Benefit Proceeds from your policy. The Death Benefit Proceeds are equal to:

•      Your Total Death Benefit; minus

•      Any outstanding Loan Amount; minus

•      Any outstanding fees and charges incurred before the insured person’s death; minus

•      Any outstanding accelerated benefit lien including accrued lien interest.

The death benefit is calculated as of the date of the insured person’s death and will vary depending on the death benefit option you have chosen.

We will pay the Death Benefit Proceeds within seven days of when we receive due proof of the death claim. Due proof of the death claim means we have received:

•      Due proof of the Insured’s death;
•      Sufficient information to determine the amount of the Death Benefit Proceeds and the identity of the legally entitled beneficiary or beneficiaries; and
•      Sufficient evidence that any legal impediments to payment that depend on parties other than us are resolved. Such legal impediments include, but are not limited to, the establishment of guardianships and conservatorships, the appointment and qualification of trustees, executors and administrators and our receipt of information required to satisfy state and federal reporting requirements.

We will pay interest on the Death Benefit Proceeds from the date of the Insured's death to the date of payment. Interest will be at a rate we declare, or at a higher rate required by law.

Guaranteed Death Benefit Rider

The optional Guaranteed Death Benefit Rider may be available and provide that the policy will not lapse even if the Net Account Value is not enough to pay the periodic fees and charges each month.

If available, the optional Guaranteed Death Benefit Rider may be selected only when you apply for the policy. There may be a separate monthly charge for this rider guarantee. See Guaranteed Death Benefit Rider, page 47.

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Additional Insurance Benefits

Your policy may include additional insurance benefits, attached by rider. There are two types of riders:

•      Those that provide optional benefits that you must select before they are effective; and

•      Those that automatically come with the policy.

The following information does not include all of the terms and conditions of each rider, and you should refer to the rider to fully understand its benefits and limitations. We may offer riders not listed here. Not all riders may be available under your policy. Contact your agent/registered representative for a list of riders and their availability.

Optional Rider Benefits

The following optional riders may have an additional cost, but each rider may be cancelled at any time. Adding or canceling riders may have tax consequences. See Modified Endowment Contracts, page 69.

Additional Insured Rider. This rider provides death benefits upon the death of an insured person’s spouse or child (or the partner or child if required by the civil union/domestic partnership laws of the state in which your policy is delivered). The additional insured person under this rider can be no older than age 85. You may add up to five Additional Insured Riders to your policy. We require proof of insurability for each additional insured person. Minimum coverage for each additional insured person is $10,000.00 for ages 0 to 15 and $50,000.00 for ages 16 and older. Maximum coverage for all additional insured persons is five times your Stated Death Benefit. There is no defined premium for a given amount of Additional Insured Rider coverage. Instead, we deduct a separate monthly cost of insurance charge from your Account Value. The cost of insurance for this rider is calculated as the monthly cost of insurance rate for the rider coverage(s) multiplied by the Additional Insured Rider death benefit(s) in effect as of the Monthly Processing Date. The cost of insurance rates are determined by us from time to time. They are based on the issue age(s), gender(s) and risk class(es) of the additional insured person(s), as well as the length of time since the rider was added to your policy. For additional insured attained ages 16 and over, rates for this rider will not exceed the levels in the 2001 Commissioner’s Standard Ordinary Sex Distinct, Smoker Distinct Ultimate Mortality Table. For additional insured attained ages below 16, rates for this rider will not exceed the levels in the 2001 Commissioner’s Standard Ordinary Sex Distinct, Smoker Composite Ultimate Mortality Table. See the Rider Fees and Charges tables beginning on page 10 for the minimum rates, maximum rates and the rates for a representative additional insured person.

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Adjustable Term Insurance Rider. You may increase the amount of your insurance coverage under the policy by adding coverage under the Adjustable Term Insurance Rider. This rider allows you to schedule the pattern of insurance coverage appropriate for your anticipated needs, with coverage generally not available until the beginning of the second policy year. As the name suggests, the Adjustable Term Insurance Rider adjusts over time to maintain your desired level of Target Death Benefit. Generally, the minimum amount of Target Death Benefit under a policy is $100,000.00.

On the date the Adjustable Term Insurance Rider is added to your policy (the “rider effective date”) the insured person generally can be no more than age 85. You specify your amount of Target Death Benefit when you apply for this rider. The amount of Target Death Benefit can be scheduled to change at the beginning of selected policy years. If you schedule increases in your Target Death Benefit, each increase must occur within five years of the rider effective date or the most recent previous increase. Scheduled increases generally must occur before age 85.

The Adjustable Term Insurance Rider benefit is the difference between the amount of your Total Death Benefit and your Base Death Benefit, but not less than zero. The rider’s benefit automatically adjusts daily as the amount of your Base Death Benefit changes. Your Death Benefit Proceeds depend on which death benefit option is in effect.

Under Death Benefit Option 1, the Total Death Benefit is the greater of:

•      The amount of your Target Death Benefit; or

•      Your Account Value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A.

Under Death Benefit Option 2, the Total Death Benefit is the greater of:

•      The amount of your Target Death Benefit plus your Account Value; or

•      Your Account Value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A.

Under Death Benefit Option 3, the Total Death Benefit is the greater of:

•      The amount of your Target Death Benefit plus the sum of the premium payments we have received minus partial withdrawals you have taken and partial withdrawal fees; or

•      Your Account Value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A.

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For example, under Death Benefit Option 1, assume your Base Death Benefit changes as a result of a change in your Account Value. The Adjustable Term Insurance Rider adjusts to provide Death Benefit Proceeds equal to your Total Death Benefit in each year:

Base Death Benefit	Total Insurance Coverage	Adjustable Term Insurance Benefit
$201,500.00	$250,000.00	$48,500.00
$202,500.00	$250,000.00	$47,500.00
$202,250.00	$250,000.00	$47,750.00

It is possible that the amount of your adjustable term insurance benefit may be zero if your Base Death Benefit increases enough. Using the same example, if the Base Death Benefit under your policy grew to $250,000.00 or more, the adjustable term insurance benefit would be zero.

Even when the adjustable term insurance benefit is reduced to zero, your rider remains in effect until you remove it from your policy. Therefore, if the Base Death Benefit later drops below the amount of your Target Death Benefit, the Adjustable Term Insurance Rider coverage reappears to maintain the amount of your Target Death Benefit.

Subject to the requirements outlined in the Changes in the Amount of Your Insurance Coverage section on page 36, once each policy year you may change the amount of your Adjustable Term Insurance Rider coverage (and thereby your Target Death Benefit) provided:

•      No coverage under the Adjustable Term Insurance Rider is allowed during the first policy year;

•      The minimum incremental increase in rider coverage generally must be at least 2.00% of your initial Target Death Benefit;

•      The maximum incremental increase in rider coverage may not exceed the lesser of 25.00% of the amount of your initial Target Death Benefit or 200.00% of the most recent increase in rider coverage;

•      All increases in rider coverage, in total, may not exceed the lesser of four times the amount of your initial Stated Death Benefit or $20,000,000.00; and

•      On the effective date of any unscheduled increase in the amount of your Target Death Benefit, no more than 75.00% of your Target Death Benefit may be provided under the Adjustable Term Insurance Rider.

There may be underwriting or other requirements that must be met before we will approve coverage under the Adjustable Term Insurance Rider or any change to that coverage.

In certain circumstances we may choose to waive one or more of the issue requirements for and/or limitations on changes in Adjustable Term Insurance Rider Coverage, including those in which the policy is issued in relation to certain deferred compensation arrangements and other company approved advanced sales concepts. We will not unfairly discriminate in any such waiver.

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Unless you request and we approve a new schedule of changes in the amount of your Target Death Benefit, any request to change the amount of your Target Death Benefit will automatically terminate all changes that were previously scheduled. After the change the amount of your Target Death Benefit will remain level and be equal to the amount in effect immediately following the change, unless you request and we approve a new schedule of Target Death Benefits.

Partial withdrawals, changes from Death Benefit Option 1 to Death Benefit Option 2 and decreases in the amount of your Stated Death Benefit may reduce the amount of your Target Death Benefit. See Partial Withdrawals, page 63; and Changes in the Amount of Your Insurance Coverage, page 36.

There is no defined premium for a given amount of adjustable term insurance benefit. Instead, we deduct a separate monthly cost of insurance charge from your Account Value. The cost of insurance for this rider is calculated as the monthly cost of insurance rate for the rider benefit multiplied by the amount of adjustable term insurance benefit in effect at the Monthly Processing Date. The cost of insurance rates are determined by us from time to time. They are based on the issue age, gender and risk class of the insured person, as well as the length of time since your rider effective date. See the Rider Fees and Charges tables beginning on page 10 for the minimum and maximum Adjustable Term Insurance Rider cost of insurance charge rates and the rates for a representative insured person.

The total charges that you pay may be more or less if you have some coverage under an Adjustable Term Insurance Rider rather than just Stated Death Benefit coverage under the policy. Consult with your agent/registered representative about the appropriate usage of the Adjustable Term Insurance Rider in your particular situation.

If you increase the Target Death Benefit after the rider effective date, we use the same cost of insurance rate schedule for the entire coverage for this rider. These rates are based on the original risk class even though satisfactory new evidence of insurability is required for the increase. See Cost of Insurance, page 29.

Not all policy features may apply to the Adjustable Term Insurance Rider. The rider does not contribute to the Account Value or to the Surrender Value. It does not affect investment performance and cannot be used for a loan. The Adjustable Term Insurance Rider provides benefits only at the insured person’s death.

This rider will terminate on the earliest of the following dates:

•      The date the policy lapses (the expiration date of the policy grace period without our receipt of the required premium payment);

•      The date the policy is terminated or surrendered;

•      The next Monthly Processing Date after we receive your written notice to cancel the rider; or

•      The policy anniversary nearest the insured’s 121st birthday.

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Important Information About the Adjustable Term Insurance Rider. It may be to your economic advantage to include part of your insurance coverage under the Adjustable Term Insurance Rider. Working with your agent/registered representative, consider the following when deciding whether to include coverage under the Adjustable Term Insurance Rider:

•      Cost of Insurance and Other Fees and Charges. The cost of insurance rates and other fees and charges affect the value of your policy. The lower the cost of insurance and other fees and charges, the greater the Account Value. Accordingly, please be aware that some policy fees and charges that apply to coverage under the base policy may not apply to coverage under the Adjustable Term Insurance Rider;

•      Features and Benefits. Certain features and benefits are limited or unavailable if you have Adjustable Term Insurance Rider coverage; and

•      Compensation. We generally pay more compensation to your agent/registered representative on premiums paid for coverage under the base policy than we do on premiums paid for coverage under the Adjustable Term Insurance Rider. See Distribution of the Policy, page 83.

With these factors in mind, you should discuss with your agent/registered representative how the use of the Adjustable Term Insurance Rider will affect the costs, benefits, features and performance of your policy. You should also review illustrations based on different combinations of base policy and Term Insurance Rider coverage so that you can decide what combination best meets your needs. The foregoing discussion does not contain all of the terms and conditions or limitations of coverage under the policy or the Adjustable Term Insurance Rider, and you should read them carefully to fully understand their benefits and limitations.

Guaranteed Death Benefit Rider. The Guaranteed Death Benefit Rider provides a guarantee that your policy and any Adjustable Term Insurance Rider coverage will not lapse for the greater of 20 years or to age 65 provided:

•      Your cumulative premium payments minus any partial withdrawals and any outstanding Loan Amount are at least equal to the sum of the guarantee period monthly premium to the next Monthly Processing Date; and

•      Your Net Account Value meets one of the following diversification requirements:

>    Your Net Account Value is allocated to at least five investment options with no more than 35.00% invested in any one investment option; or

>    At least 65.00% of your Net Account Value is allocated among the Voya Global Perspectives®, Voya Retirement Growth, Voya Retirement Moderate Growth or Voya Retirement Moderate Portfolios.

Each month during the guarantee period we deduct a charge for this rider based on a rate that varies depending on the issue age of the insured person. The amount of this charge will be determined by dividing the amount of guaranteed coverage by 1,000 and multiplying the result by the rate set forth in your policy. The amount of guaranteed coverage equals the amount of your Target Death Benefit minus your Account Value. See the Rider Fees and Charges tables beginning on page 10 for the minimum and maximum Guaranteed Death Benefit Rider charge rates and the rates for a representative insured person.

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You should consider the following when deciding whether to add the Guaranteed Death Benefit Rider to your policy:

•      This rider is available for issue ages 25-75;

•      You may add this rider only when you apply for the base policy and the guarantee period begins on the Policy Date;

•      The guarantee period monthly premium required to keep this rider in effect is equal to 1/12th of the guarantee period annual premium set forth in your policy schedule and will be based on monthly rates that vary according to the insured person’s gender, risk class, age and death benefit option selected;

•      If your policy benefits change, the guarantee period annual premium (and consequently your guarantee period monthly premium) for this rider will also change;

•      Transfers between investment options that are made in response to our notice to you that your policy is not sufficiently diversified will not count as transfers for purposes of any limits or restrictions on transfers that we may impose (see Transfers, page 56);

•      This rider covers only your base policy and Adjustable Term Insurance Rider, if any. If your policy and any Adjustable Term Insurance Rider are kept in force because of the guarantee under this rider, coverage under all other riders may terminate;

•      This rider may not be available for certain risk classes;

•      This rider cannot be added to a policy with Death Benefit Option 3;

•      You may terminate this rider at any time during the guarantee period upon written notice to us;

•      A loan may cause the termination of this guarantee because we deduct your outstanding Loan Amount from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the guarantee in effect; and

•      Even if this rider terminates, your policy will not necessarily lapse (see Lapse, page 65).

We will notify you if on any Monthly Processing Date you have not paid enough premium to keep this rider in force or your policy is not sufficiently diversified. If we do not receive the required premium payment or you do not adequately diversify your policy within 61 days from the date of our notice, this rider will terminate. If this rider terminates, it cannot be reinstated.

Waiver of Cost of Insurance Rider. If the insured person becomes totally disabled while your policy is in force, this rider provides that after a waiting period we waive the periodic fees and charges and rider charges during the disability period. The insured person must be no less than age 10 and no more than age 55. The cost of this rider is based on rates that vary based on several factors that may include the insured person’s attained age. Rates for this rider generally increase each year after the first rider year until age 59 and generally decrease thereafter. See the Rider Fees and Charges tables beginning on page 10 for the minimum rates, maximum rates and the rates for a representative insured person.

A policy may contain either the Waiver of Cost of Insurance Rider or the Waiver of Specified Premium Rider, but not both.

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Waiver of Specified Premium Rider. If the insured person becomes totally disabled while your policy is in force, this rider provides that after a waiting period we credit a specified premium amount monthly to your policy during the disability period. Subject to our underwriting, you specify this amount on the application for the policy. The insured person must be no less than age 10 and no more than age 55. The minimum coverage under this rider is $25.00 per month. The cost of this rider is based on rates that vary based on several factors that may include the insured person’s attained age. Rates for this rider generally increase each year after the first rider year until age 59 and generally decrease thereafter. See the Rider Fees and Charges tables beginning on page 10 for the minimum rates, maximum rates and the rates for a representative insured person.

A policy may contain either the Waiver of Specified Premium Rider or the Waiver of Cost of Insurance Rider, but not both.

Automatic Rider Benefits

The following rider benefits may come with your policy automatically.

Accelerated Benefit Rider. Under certain circumstances, the Accelerated Benefit Rider allows you to accelerate payment of a portion of the eligible death benefit that we otherwise would pay upon the insured person’s death.

Generally, we will provide an accelerated benefit under this rider if the insured person has one or more of the following:

•      A non-correctable illness or physical condition that, with a reasonable degree of medical certainty, will result in the death of the insured person in less than 12 months from the date of receipt of certification by a physician;

•      A medical condition that has required or requires extraordinary medical intervention without which the insured person would die. Such conditions may include, but are not limited to:

>    A major organ transplant; and

>    Continuous artificial life support.

•      A medical condition that usually requires continuous confinement in an eligible institution and in which the insured person is expected to remain for the rest of his or her life; or

•      A medical condition that would, in the absence of extensive or extraordinary medical treatment, result in a drastically limited life span. Such conditions may include, but are not limited to:

>    Coronary artery disease resulting in an acute infarction or requiring surgery;

>    Permanent neurological deficit resulting from cerebral vascular accident; or

>    End stage renal failure.

Before we will pay an accelerated benefit under this rider we will require certification by a licensed physician that the insured person meets one or more of these conditions.

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The maximum accelerated benefit available under this rider is the lesser of 50.00% of the eligible death benefit that would be payable at the death of the insured person or $1,000,000.00. The minimum available accelerated benefit is $10,000.00.

Consider the following when deciding whether to accelerate the death benefit under this rider:

•      Only one accelerated benefit may be paid per policy to which this rider is attached;

•      We assess an administrative charge of up to $300.00 when we pay the accelerated benefit (see the Rider Fees and Charges tables beginning on page 10);

•      The accelerated benefit will first be used to repay any outstanding Loan Amount. The remainder of the accelerated benefit (less the administrative charge) will be paid to you;

•      Accelerating the death benefit will not affect the amount of premium payable on the policy nor the cost of insurance or other charges due under the policy;

•      The accelerated benefit requested plus any amounts we pay to keep the policy in force plus interest as described below will be a lien against the policy and any additional term insurance rider benefits that are part of the eligible death benefit. When there is a lien against your policy:

>    The amount payable at the death of the insured under your policy and any additional term insurance rider benefits that are part of the eligible death benefit will be reduced by the amount of the lien;

>    Your access to the value of your policy, if any, through surrender, withdrawal or loan will be limited to the excess of the value of your policy over the amount of the lien;

>    You may not make any changes to your policy that would reduce the proceeds payable at death without written permission from us. We reserve the right to require you to repay all or part of the lien before you make any changes to your policy;

>    Any premiums or other payments required under the terms of the policy will continue to be due and payable and will be based upon the pre-accelerated benefit amount;

>    Any payments required to keep the policy in force (not including scheduled premiums, minimum monthly premiums or any other amount the payment of which will insure that the policy will not lapse notwithstanding the fact that the policy’s Net Account Value is zero or less) that are not paid by you will be paid by us, and the amount of any such payments will be added to the amount of the lien; and

>    Interest on the amount of the lien accrues daily and is added to the amount of the lien. The maximum interest rate used will not be more than the greater of the current yield on 90 day treasury bills or the current maximum statutory adjustable policy loan interest rate (see the Rider Fees and Charges tables beginning on page 10).

•      There may be tax consequences to requesting payment under this rider, and you should consult with a tax and/or legal adviser for further information. See Accelerated Benefit Rider, page 71.

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Certain conditions, limitations, and restrictions on your receipt of an accelerated benefit payment under this rider are described in the rider. Additionally, the benefit may vary by state. You should consult your agent/registered representative as to whether and to what extent the rider is available in your particular state and on any particular policy.

Overloan Lapse Protection Rider. The Overloan Lapse Protection Rider is a benefit which guarantees that your policy will not lapse even if your Surrender Value or Net Account Value, as applicable, is not enough to pay the periodic fees and charges when due. This rider may help you keep your policy in force and avoid tax consequences resulting from your policy lapsing with a loan outstanding. See Distributions Other than Death Benefits, page 69.

You may exercise this rider by written request if all of the following conditions are met:

•      You elected to have your policy meet the requirements of the guideline premium test (see Death Benefit Qualification Tests, page 38);

•      At least 15 years have elapsed since your Policy Date;

•      You are at least age 75;

•      Your outstanding Loan Amount is equal to or greater than the amount of your Stated Death Benefit (or Target Death Benefit, if greater);

•      Your outstanding Loan Amount excluding any unearned loan interest does not exceed your Account Value less the transaction charge for this rider (see Loan Division Value, page 54; see also Loan Interest, page 55);

•      Exercise of this rider does not cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code (see Modified Endowment Contracts, page 69); and

•      Exercise of this rider does not cause your policy to violate the statutory premium limits allowed under the guideline premium test (see Guideline Premium Test, page 38).

We will notify you if you meet all of these conditions and explain the consequences of choosing to exercise this rider.

You should consider the following consequences when deciding whether to exercise the Overloan Lapse Protection Rider:

•      On the Monthly Processing Date on or next following the date we receive your request to exercise this rider:

>    We will assess a one time transaction charge. This charge equals 3.50% of your Account Value (see the Rider Fees and Charges tables beginning on page 10);

>    If Death Benefit Option 2 or 3 is in effect, the death benefit option will automatically be changed to Death Benefit Option 1 (see Death Benefit Options, page 39);

>    The amount of insurance coverage after exercise of this rider will equal your Account Value (less the transaction charge) multiplied by the appropriate guideline premium test factor described in Appendix A;

>    Amounts allocated to the Subaccounts of the Separate Account will be transferred to the Guaranteed Interest Division; and

>    All other benefit riders will be terminated.

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•      Insurance coverage under your policy will continue in force, subject to the following limitations and restrictions:

>    We will continue to deduct monthly periodic fees and charges (other than the Mortality and Expense Risk charge which will no longer apply);

>    You may not make any further premium payments;

>    Any unpaid loan interest will be added to your Loan Division Value;

>    You may not make any future transfers from the Guaranteed Interest Division to the Subaccounts of the Separate Account;

>    You may not add any additional benefits by rider in the future; and

>    You may not increase or decrease the amount of insurance coverage, change the death benefit option or make any partial withdrawals.

This rider may not be available in all states. You should consult your agent/registered representative as to whether and to what extent the rider is available in your particular state.

Account Value

Your Account Value equals the sum of your Separate Account, Guaranteed Interest Division and Loan Division values. Your Account Value reflects:

•      The Net Premium applied to your policy;

•      Any rider benefits applied to your policy;

•      The fees and charges that we deduct;

•      Any partial withdrawals you take;

•      Interest earned on amounts allocated to the Guaranteed Interest Division;

•      The investment performance of the mutual funds underlying the Subaccounts of the Separate Account; and

•      Interest earned on amounts held in the Loan Division.

Your Net Account Value equals the Account Value minus any Loan Amount.

Separate Account Value

Your Separate Account Value equals your Account Value attributable to amounts invested in the Subaccounts of the Separate Account.

Determining Values in the Subaccounts. The value of the amount invested in each Subaccount is measured by Accumulation Units and Accumulation Unit Values. The value of each Subaccount is the Accumulation Unit Value for that Subaccount multiplied by the number of Accumulation Units you own in that Subaccount. Each Subaccount has a different Accumulation Unit Value.

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The Accumulation Unit Value is the value determined on each Valuation Date. The Accumulation Unit Value of each Subaccount varies with the investment performance of its underlying mutual fund. It reflects:

•      Investment income;

•      Realized and unrealized gains and losses;

•      Fund expenses (including fund redemption fees, if applicable); and

•      Taxes, if any.

A Valuation Date is a date on which a mutual fund values its shares and the New York Stock Exchange (“NYSE”) is open for business, except for days on which valuations are suspended by the SEC. Each Valuation Date ends at 4:00 p.m. Eastern time. We reserve the right to revise the definition of Valuation Date as needed in accordance with applicable federal securities laws and regulations.

You purchase Accumulation Units when you allocate premium or make transfers to a Subaccount (including transfers from the Loan Division) and when rider benefits are allocated to a Subaccount.

We redeem Accumulation Units:

•      When amounts are transferred from a Subaccount (including transfers to the Loan Division);

•      For the monthly deduction of the periodic fees and charges from your Account Value;

•      For policy transaction fees (including fund redemption fees, if any);

•      When you take a partial withdrawal;

•      If you surrender your policy; and

•      To pay the Death Benefit Proceeds.

To calculate the number of Accumulation Units purchased or sold we divide the dollar amount of your transaction by the Accumulation Unit Value for the Subaccount calculated at the close of business on the Valuation Date of the transaction.

The date of a transaction is the date we receive your premium or transaction request at Customer Service in good order, so long as the date of receipt is a Valuation Date. We use the Accumulation Unit Value that is next calculated after we receive your premium or transaction request and we use the number of Accumulation Units attributable to your policy on the date of receipt.

We deduct the periodic fees and charges each month from your Account Value on the Monthly Processing Date. If your Monthly Processing Date is not a Valuation Date, the monthly deduction is processed on the next Valuation Date.

The value of amounts allocated to the Subaccounts goes up or down depending on investment performance of the corresponding mutual funds. There is no guaranteed minimum value of amounts invested in the Subaccounts of the Separate Account.

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How We Calculate Accumulation Unit Values. We determine the Accumulation Unit Value for each Subaccount on each Valuation Date.

We generally set the Accumulation Unit Value for a Subaccount at $10.00 when the Subaccount is first opened. After that, the Accumulation Unit Value on any Valuation Date is:

•      The Accumulation Unit Value for the preceding Valuation Date; multiplied by

•      The Subaccount’s accumulation experience factor for the valuation period.

Every valuation period begins at 4:00 p.m. Eastern time on a Valuation Date and ends at 4:00 p.m. Eastern time on the next Valuation Date. We reserve the right to revise the definition of valuation period as needed in accordance with applicable federal securities laws and regulations.

We calculate an accumulation experience factor for each Subaccount every Valuation Date as follows:

•      We take the net asset value of the underlying fund shares as reported to us by the fund managers as of the close of business on that Valuation Date;

•      We add dividends or capital gain distributions declared and reinvested by the fund during the current valuation period;

•      We subtract a charge for taxes, if applicable; and

•      We divide the resulting amount by the net asset value of the shares of the underlying fund at the close of business on the previous Valuation Date.

Guaranteed Interest Division Value

Your Guaranteed Interest Division value equals the Net Premium you allocate to the Guaranteed Interest Division, plus any rider benefits allocated to the Guaranteed Interest Division, plus interest earned, minus amounts you transfer out or withdraw. It may be reduced by fees and charges assessed against your Account Value. See The Guaranteed Interest Division, page 20.

Loan Division Value

When you take a loan from your policy we transfer an amount equal to your loan to the Loan Division as collateral for your loan. The Loan Division is part of our general account and we credit interest to the amount held in the Loan Division. Your Loan Division Value on any Valuation Date is equal to:

•      The Loan Division Value on the prior Valuation Date; plus

•      Any loan interest credited to the Loan Division during the valuation period; plus

•      The amount of any new loan taken during the valuation period; minus

•      Any loan repayments, including the repayment of loan interest; plus

•      The amount of accrued and unpaid loan interest if the Valuation Date is a policy anniversary; minus

•      The amount of loan interest credited to the Loan Division during the prior policy year if the Valuation Date is a policy anniversary. See Loans, page 55.

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Special Features and Benefits

Loans

You may borrow money from us at any time after the first policy month, by using your policy as collateral for the loan. Unless state law requires otherwise, a new loan must be at least $500.00 and the maximum amount you may borrow is generally limited to the Net Surrender Value of your policy less the estimated monthly deduction for the next three months.

Your loan request must be directed to Customer Service. When you request a loan you may specify the investment options from which the loan collateral will be taken. If you do not specify the investment options, the loan collateral will be taken proportionately from each investment option in which your Net Account Value is allocated, including the Guaranteed Interest Division.

If you request an additional loan, we add the new loan to your existing loan. This way, there is only one loan outstanding on your policy at any time.

Loan Interest. We credit amounts held in the Loan Division with interest at an annual rate of 2.00%. Interest that we credit to the Loan Division becomes part of your Loan Division Value until the next policy anniversary when it is transferred to the investment options according to your most recent allocation instructions.

We also charge interest on loans you take. The annual interest rate charged is currently 2.75% in policy years one through ten (the maximum amount that may be charged) and 2.00% in all years thereafter (guaranteed not to exceed 2.15%). Loans with this reduced interest rate are called preferred loans. Interest accrues daily but is due in arrears on each policy anniversary. If you do not pay the interest when it is due, we add it to your outstanding Loan Amount.

Loan Repayment. You may repay your loan at any time. We assume that payments you make, other than scheduled premium payments, are loan repayments. You must tell us if you want unscheduled payments to be premium payments.

When you make a loan repayment, we transfer an amount equal to your payment from the Loan Division to the Subaccounts and Guaranteed Interest Division in the same proportion as your current premium allocation, unless you tell us otherwise.

Loan Amount. The Loan Amount on any date is equal to:

•      Any outstanding loan plus accrued loan interest as of the beginning of the policy year; plus

•      New loans; plus

•      Accrued but unpaid loan interest; minus

•      Loan repayments.

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Effects of a Loan. Using your policy as collateral for a loan will affect your policy in various ways. You should carefully consider the following before taking a loan:

•      Failure to make loan repayments could cause your policy to lapse;

•      A loan may cause the termination of the Guaranteed Death Benefit Rider because we deduct your outstanding Loan Amount from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the rider in effect;

•      Taking a loan reduces your opportunity to participate in the investment performance of the Subaccounts and the interest guarantees of the Guaranteed Interest Division;

•      Accruing loan interest will change your Account Value as compared to what it would have been if you did not take a loan;

•      Even if you repay your loan, it will have a permanent effect on your Account Value;

•      If you use the continuation of coverage feature and you have a loan, loan interest continues to accrue and could cause your policy to lapse;

•      If you do not repay your loan we will deduct any outstanding Loan Amount from amounts payable under the policy; and

•      Loans may have tax consequences and if your policy lapses with a loan outstanding, you may have further tax consequences. See Distributions Other than Death Benefits, page 69.

Transfers

You currently may make an unlimited number of transfers of your Separate Account Value between the Subaccounts and to the Guaranteed Interest Division. Transfers are subject to any conditions, limits or charges (including fund redemption fees) that we or the funds whose shares are involved may impose, including:

•      If your state requires a refund of premium during the right to examine period, you may not make transfers until after your right to examine period ends;

•      The minimum amount you may transfer is $100.00;

•      If the amount remaining in the investment option after a transfer will be less than $100.00, we will transfer the entire amount; and

•      We may limit the number of transfers or restrict or refuse transfers because of frequent or disruptive transfers, as described below.

Any conditions or limits we impose on transfers between the Subaccounts or to the Guaranteed Interest Division will generally apply equally to all policy owners. However, we may impose different conditions or limits on policy owners or third parties acting on behalf of policy owners, such as market timing services, who violate our excessive trading policy. See Limits on Frequent or Disruptive Transfers, page 59.

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One transfer from the Guaranteed Interest Division to the Subaccounts of the Separate Account may be made each policy year, but only within 30 days after the policy anniversary. This transfer is limited to the greater of:

•      25.00% of your Guaranteed Interest Division value at the time of the first such transfer;

•      The sum of the amounts transferred and partially withdrawn from the Guaranteed Interest Division during the prior policy year; or

•      $100.00.

We reserve the right to liberalize these restrictions on transfers from the Guaranteed Interest Division, depending on market conditions. Any such liberalization will generally apply equally to all policy owners. However, we may impose different restrictions on third parties acting on behalf of policy owners, such as market timing services.

We process all transfers and determine all values in connection with transfers on the Valuation Date we receive your request in good order, except as described below for the dollar cost averaging or automatic rebalancing programs.

Dollar Cost Averaging. Anytime you have at least $10,000.00 invested in a Subaccount that invests in the Voya Limited Maturity Bond Portfolio or the Voya Government Liquid Assets Portfolio (the “source Subaccount”), you may elect dollar cost averaging. There is no charge for this feature.

Dollar cost averaging is a long-term investment program through which you direct us to automatically transfer at regular intervals a specific dollar amount or percentage of Subaccount value from the source Subaccount to one or more of the other Subaccounts. We do not permit transfers to the Guaranteed Interest Division or the Loan Division under this program. You may request that the dollar cost averaging transfers occur on a monthly, quarterly, semi-annual or annual basis.

This systematic plan of transferring Account Values is intended to help reduce the risk of investing too much when the price of a fund’s shares is high. It also helps reduce the risk of investing too little when the price of a fund’s shares is low. Because you transfer the same dollar amount to the Subaccounts each period, you purchase more units when the unit value is low and you purchase fewer units when the unit value is high.

You may add dollar cost averaging to your policy at any time. The first dollar cost averaging date must be at least one day after we receive your dollar cost averaging request. If your state requires a refund of all premium received during the right to examine period, dollar cost averaging begins after the end of your right to examine period.

You may have both dollar cost averaging and automatic rebalancing at the same time. However, your dollar cost averaging source Subaccount cannot be included in your automatic rebalancing program.

Dollar cost averaging does not assure a profit nor does it protect you against a loss in a declining market.

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You may discontinue your dollar cost averaging program at any time. We reserve the right to discontinue, modify or suspend this program, and dollar cost averaging will automatically terminate on:

•      The date you specify;

•      The date your balance in the source Subaccount reaches a dollar amount you set;

•      The date your balance in the source Subaccount is equal to or less than the amount to be transferred. In this situation we will transfer the entire balance of the source Subaccount to the other Subaccounts you have selected; or

•      Any date when dollar cost averaging transfers are scheduled and the policy is in the grace period.

Automatic Rebalancing. Automatic rebalancing is a program for simplifying the process of asset allocation and maintaining a consistent allocation of your Separate Account and Guaranteed Interest Division values among your chosen investment options. There is no charge for this feature.

If you elect automatic rebalancing, we periodically transfer amounts among the investment options to match the asset allocation percentages you have chosen. This action rebalances the amounts in the investment options that do not match your set allocation percentages. This mismatch can happen if an investment option outperforms another investment option over the time period between automatic rebalancing transfers.

Automatic rebalancing may occur on the same day of the month on a monthly, quarterly, semi-annual or annual basis. If you do not specify a frequency, automatic rebalancing will occur quarterly.

The first transfer occurs on the date you select (after your right to examine period if your state requires return of premium during the right to examine period). If you do not request a date, processing is on the last Valuation Date of the calendar quarter in which we receive your request in good order at Customer Service.

You may have both automatic rebalancing and dollar cost averaging at the same time. However, the source Subaccount for your dollar cost averaging program cannot be included in your automatic rebalancing program. You may not include the Loan Division.

Automatic rebalancing does not assure a profit nor does it protect you against a loss in a declining market.

You may change your allocation percentages for automatic rebalancing at any time. Your allocation change is effective on the Valuation Date that we receive it in good order at Customer Service. If you reduce the amount allocated to the Guaranteed Interest Division, it is considered a transfer from that account. You must meet the requirements for the maximum transfer amount and time limitations on transfers from the Guaranteed Interest Division.

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If you have a death benefit guarantee and you ask for an automatic rebalancing allocation that does not meet the death benefit guarantee diversification requirements, we will notify you and ask you for revised instructions. If you have a death benefit guarantee and you terminate automatic rebalancing, you still must meet the diversification requirements for the guarantee period to continue. See Death Benefit Guarantee Rider, page 42.

Although you may discontinue your automatic rebalancing program at any time, we reserve the right to discontinue, modify or suspend this program, and automatic rebalancing will automatically terminate if the policy is in the grace period on any date when automatic rebalancing transfers are scheduled.

Limits on Frequent or Disruptive Transfers

The policy is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a mutual fund and raise its expenses through:

•      Increased trading and transaction costs;

•      Forced and unplanned portfolio turnover;

•      Lost opportunity costs; and

•      Large asset swings that decrease the fund’s ability to provide maximum investment return to all policy owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should be aware that:

•      We suspend the Electronic Trading Privileges, as defined below, of any individual or organization if we determine, in our sole discretion, that the individual’s or organization’s transfer activity is disruptive or not in the best interest of other owners of our variable insurance and retirement products; and

•      Each underlying fund may limit or restrict fund purchases and we will implement any limitation or restriction on transfers to an underlying fund as directed by that underlying fund.

Consequently, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the policy.

Excessive Trading Policy. We and the other members of the Voya® family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

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We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

•      Meets or exceeds our current definition of Excessive Trading, as defined below; or

•      Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:

•      More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or

•      Six round-trips involving the same fund within a rolling 12 month period.

The following transactions are excluded when determining whether trading activity is excessive:

•      Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, partial withdrawals and loans);

•      Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;

•      Purchases and sales of fund shares in the amount of $5,000.00 or less;

•      Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and

•      Transactions initiated by us, another member of the Voya family of companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (“VRU”), telephone calls to Customer Service or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling 12 month period, we will send them a letter warning that another purchase and sale of that same fund within 12 months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

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If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of policy owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all policy owners or, as applicable, to all policy owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

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Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the Voya family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a Subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the policy. Policy owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the company is required to share information regarding policy owner transactions, including, but not limited to, information regarding fund transfers initiated by you. In addition to information about policy owner transactions, this information may include personal policy owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a policy owner’s transactions if the fund determines that the policy owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of premium or Account Value to the fund or all funds within the fund family.

Conversion to a Fixed Policy

During the first two policy years you may permanently convert your policy to a fixed policy, unless state law requires differently. If you elect to make this change, unless state law requires that we issue to you a new fixed benefit policy, we will permanently transfer the amounts you have invested in the Subaccounts of the Separate Account to the Guaranteed Interest Division and allocate all future Net Premium to the Guaranteed Interest Division. After you exercise this right you may not allocate future premium payments or make transfers to the Subaccounts of the Separate Account. We do not charge for this change. Contact Customer Service or your agent/registered representative for information about the conversion rights available in your state.

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Partial Withdrawals

Beginning in the second policy year (or the first policy year for “in corridor” policies) you may withdraw part of your policy’s Surrender Value. Twelve partial withdrawals are currently allowed each policy year, and a partial withdrawal must be at least $500.00. The maximum partial withdrawal you may take is the amount which leaves $500.00 as your Net Surrender Value (or for in corridor policies during the first policy year, the amount that would cause your policy to no longer qualify as “in corridor”). If your partial withdrawal request is for more than the maximum, we will require you to surrender your policy or reduce the amount of the partial withdrawal.

A policy is “in corridor” if:

•      Under Death Benefit Option 1, your Account Value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A is greater than the amount of your Stated Death Benefit;

•      Under Death Benefit Option 2, your Account Value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A is greater than your Stated Death Benefit plus your Account Value; or

•      Under Death Benefit Option 3, your Account Value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A is greater than your Stated Death Benefit plus the sum of your premium payments minus partial withdrawals.

We charge a partial withdrawal fee of $10.00 for each partial withdrawal. See Partial Withdrawal Fee, page 28.

Unless you specify a different allocation, we will take partial withdrawals from the Guaranteed Interest Division and the Subaccounts of the Separate Account in the same proportion that your value in each has to your Net Account Value immediately before the partial withdrawal. We will determine these proportions at the end of the valuation period during which we receive your partial withdrawal request. However, amounts withdrawn from the Guaranteed Interest Division may not exceed the amount of the total partial withdrawal multiplied by the ratio of your Guaranteed Interest Division Value to your Net Account Value immediately before the partial withdrawal.

Effects of a Partial Withdrawal. We will reduce your Account Value by the amount of the partial withdrawal plus the partial withdrawal fee. Your Account Value may also be reduced by the amount of a surrender charge if you take a partial withdrawal which decreases your Stated Death Benefit.

A partial withdrawal may also cause the termination of any optional Guaranteed Death Benefit Rider in effect because we deduct the amount of the partial withdrawal from the total premiums paid when calculating whether you have paid sufficient premiums in order to maintain the guarantee.

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The amount of your Stated Death Benefit is not reduced by the amount of a partial withdrawal when the Base Death Benefit has been increased to qualify your policy as life insurance under the Internal Revenue Code and the amount withdrawn is not greater than that which reduces your Account Value to the level which no longer requires that the Base Death Benefit be increased for Internal Revenue Code purposes. Otherwise, depending upon the death benefit option in effect, a partial withdrawal may reduce the amount of your Stated Death Benefit.

Under Death Benefit Option 1, a partial withdrawal will reduce the amount of your Stated Death Benefit by the amount of the partial withdrawal.

Under Death Benefit Option 2, a partial withdrawal will not reduce the amount of your Stated Death Benefit.

Under Death Benefit Option 3, a partial withdrawal will reduce the amount of your Stated Death Benefit by the amount of a partial withdrawal in excess of the total premium we have received from you minus the sum of all your prior partial withdrawals.

If a partial withdrawal reduces the amount of Stated Death Benefit, the Target Death Benefit will also be reduced for the current year and all future years by an equal amount. Therefore, a partial withdrawal can affect the amount of pure insurance protection under the policy.

We will not allow a partial withdrawal if the amount of Target Death Benefit after the partial withdrawal would be less than $100,000.00.

A reduction in the amount of Stated Death Benefit as a result of a partial withdrawal will be pro-rated among the existing coverage Segments, unless state law requires otherwise.

A partial withdrawal may have adverse tax consequences depending on the circumstances. See Tax Status of the Policy, page 67.

Termination of Coverage

Your insurance coverage will continue under the policy until you surrender your policy or it lapses.

Surrender

You may surrender your policy for its Net Surrender Value at any time after the right to examine period while the insured person is alive. Your Net Surrender Value is equal to your Surrender Value minus any outstanding Loan Amount. Your Surrender Value is equal to your Account Value minus any applicable surrender charge.

You may take your Net Surrender Value in other than one payment.

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We compute your Net Surrender Value as of the Valuation Date Customer Service receives your policy and written surrender request in good order. All insurance coverage ends on the date we receive your surrender request and policy.

If you surrender your policy we may deduct a surrender charge. See Surrender Charge, page 28. Surrender of your policy may have adverse tax consequences. See Distributions Other than Death Benefits, page 69.

Lapse

Your policy will not lapse and your insurance coverage under the policy will continue if on any Monthly Processing Date:

•      An optional Guaranteed Death Benefit Rider is in effect;

•      Your Net Account Value is enough to pay the periodic fees and charges when due; or

•      During the continuation of coverage period, your Account Value exceeds your outstanding Loan Amount.

Grace Period. If on a Monthly Processing Date you do not meet any of these conditions, your policy will enter the 61-day grace period during which you must make a sufficient premium payment to avoid having your policy lapse and insurance coverage terminate.

We will notify you that your policy is in a grace period at least 30 days before it ends. We will send this notice to you (and a person to whom you have assigned your policy) at your last known address in our records. We will notify you of the premium payment necessary to prevent your policy from lapsing. This amount generally equals the past due charges, plus the estimated periodic fees and charges, and charges of any optional rider benefits for the next two months. If we receive payment of the required amount before the end of the grace period, we apply it to your policy in the same manner as your other premium payments and then we deduct the overdue amounts from your Account Value.

If you do not pay the full amount within the 61-day grace period, your policy and its riders will lapse without value. We withdraw your remaining Separate Account and Guaranteed Interest Division values, deduct amounts you owe us and inform you that your coverage has ended.

If the insured person dies during the grace period, we pay Death Benefit Proceeds to your beneficiaries with reductions for your outstanding Loan Amount and periodic fees and charges owed.

During the early policy years your Net Account Value may not be enough to cover the periodic fees and charges due each month, and you may need to pay sufficient premium to keep the death benefit guarantee in force. See Premium Payments, page 23.

If your policy lapses, any distribution of Account Value may be subject to current taxation. See Distributions Other than Death Benefits, page 69.

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Reinstatement

Reinstatement means putting a lapsed policy back in force. You may reinstate a lapsed policy and its riders (other than the Guaranteed Death Benefit Rider) by written request any time within five years after it has lapsed and before the insured person reaches age 121. A policy that was surrendered may not be reinstated.

To reinstate the policy and available riders you must submit evidence of insurability satisfactory to us and pay a premium large enough to keep the policy and any rider benefits in force during the grace period and for at least two months after reinstatement. When we reinstate your policy we reinstate the surrender charges for the amount and time remaining as if your coverage had not lapsed. If you had a loan existing when coverage lapsed, unless directed otherwise we will reinstate it with accrued but unpaid loan interest to the date of lapse.

When a policy is reinstated, unless otherwise directed by you, we will allocate the Net Premium received to the Subaccounts of the Separate Account and the Guaranteed Interest Division according to the premium allocation instructions in effect at the start of the grace period. Your Account Value on the reinstatement date will equal:

•      The Account Value at the end of the grace period; plus

•      The Net Premium paid on reinstatement; minus

•      Any unpaid fees and charges through the end of the grace period.

A policy that lapses and is reinstated more than 90 days after lapsing may be classified as a modified endowment contract for tax purposes. You should consult with a tax and/or legal adviser to determine whether reinstating a lapsed policy will cause it to be classified as a modified endowment contract. See Modified Endowment Contracts, page 69.

TAX CONSIDERATIONS

The following summary provides a general description of the U.S. federal income tax considerations associated with the policy and does not purport to be complete or to cover federal estate, gift and generation-skipping tax implications or state, local and foreign taxes or other tax situations. We have written this discussion to support the promotion and marketing of our products, and we do not intend it as tax advice. This summary is not intended to and cannot be used to avoid any tax penalties that may be imposed upon you. Counsel or other qualified tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS. We cannot make any guarantee regarding the tax treatment of any policy or policy transaction.

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The following discussion generally assumes that the policy will qualify as a life insurance contract for federal tax purposes.

Tax Status of the Company

We are taxed as a life insurance company under the Internal Revenue Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the company. We automatically apply investment income and capital gains attributable to the Separate Account to increase reserves under the policy. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to us. In addition, any foreign tax credits or deductions attributable to the Separate Account will first be used to reduce any income taxes imposed on the Separate Account before being used by the company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the Separate Account and we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or their interpretation result in our being taxed on income or gains attributable to the Separate Account, then we may impose a charge against the Separate Account (with respect to some or all of the policies) to set aside provisions to pay such taxes.

Tax Status of the Policy

This policy is designed to qualify as a life insurance contract under the Internal Revenue Code. All terms and provisions of the policy shall be construed in a manner that is consistent with that design. In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements that are set forth in Section 7702 of the Internal Revenue Code. Specifically, the policy must meet the requirements of either the cash value accumulation test or the guideline premium test. See Death Benefit Qualification Tests, page 38. If your variable life policy does not satisfy one of these two alternate tests, it will not be treated as life insurance under Internal Revenue Code 7702. You would then be subject to federal income tax on your policy income as you earn it. While there is very little guidance as to how these requirements are applied, we believe it is reasonable to conclude that our policies satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we will take appropriate and reasonable steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions or modify your policy in order to do so. See Tax Treatment of Policy Death Benefits, page 68. If we return premium in order to bring your policy into compliance with the requirements of Section 7702, it will be refunded on a last-in, first-out basis and may be taken from the investment options in which your Account Value is allocated based on your premium allocation in effect.

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Diversification and Investor Control Requirements

In addition to meeting the Internal Revenue Code Section 7702 tests, Internal Revenue Code Section 817(h) requires investments within a separate account, such as our Separate Account, to be adequately diversified. The Treasury has issued regulations that set the standards for measuring the adequacy of any diversification, and the IRS has published various revenue rulings and private letter rulings addressing diversification issues. To be adequately diversified, each Subaccount and its corresponding mutual fund must meet certain tests. If these tests are not met your variable life policy will not be adequately diversified and not treated as life insurance under Internal Revenue Code Section 7702. You would then be subject to federal income tax on your policy income as you earn it. Each Subaccount’s corresponding mutual fund has represented that it will meet the diversification standards that apply to your policy. Accordingly, we believe it is reasonable to conclude that the diversification requirements have been satisfied. If it is determined, however, that your variable life policy does not satisfy the applicable diversification regulations and rulings because a Subaccount’s corresponding mutual fund fails to be adequately diversified for whatever reason, we will take appropriate and reasonable steps to bring your policy into compliance with such regulations and rulings and we reserve the right to modify your policy as necessary in order to do so.

In certain circumstances, owners of a variable life insurance policy have been considered, for federal income tax purposes, to be the owners of the assets of the separate account supporting their policies due to their ability to exercise investment control over such assets. When this is the case, the policy owners have been currently taxed on income and gains attributable to the separate account assets. Your ownership rights under your policy are similar to, but different in some ways from, those described by the IRS in rulings in which it determined that policy owners are not owners of separate account assets. For example, you have additional flexibility in allocating your premium payments and your account values. These differences could result in the IRS treating you as the owner of a pro rata share of the Separate Account assets. We do not know what standards will be set forth in the future, if any, in Treasury regulations or rulings. We reserve the right to modify your policy, as necessary, to try to prevent you from being considered the owner of a pro rata share of the Separate Account assets or to otherwise qualify your policy for favorable tax treatment.

Tax Treatment of Policy Death Benefits

The death benefit, or an accelerated death benefit, under a policy is generally excludable from the gross income of the beneficiary(ies) under Section 101(a)(1) of the Internal Revenue Code. However, there are exceptions to this general rule. Additionally, ownership and beneficiary designations, including change of either, may have consequences under federal, state and local income, estate, inheritance, gift, generation-skipping and other tax laws. The individual situation of each policy owner or beneficiary will determine the extent, if any, of those taxes and you should consult a tax and/or legal adviser.

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Distributions Other than Death Benefits

Generally, the policy owner will not be taxed on any of the Account Value until there is a distribution. When distributions from a policy occur, or when loan amounts are taken from or secured by a policy, the tax consequences depend on whether or not the policy is a “modified endowment contract.”

Modified Endowment Contracts

Under the Internal Revenue Code, certain life insurance contracts are classified as “modified endowment contracts” and are given less favorable tax treatment than other life insurance contracts. Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether or not it is classified as a modified endowment contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums we receive during the first seven policy years. Certain changes in a policy after it is issued, such as reduction or increase in benefits or policy reinstatement, could also cause it to be classified as a modified endowment contract or increase the period during which the policy must be tested. A current or prospective policy owner should consult with a tax and/or legal adviser to determine whether or not a policy transaction will cause the policy to be classified as a modified endowment contract.

If a policy becomes a modified endowment contract, distributions that occur during the policy year will be taxed as distributions from a modified endowment contract as described below. In addition, distributions from a policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Additionally, all modified endowment contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the policy owner’s income when a taxable distribution occurs.

Once a policy is classified as a modified endowment contract, the following tax rules apply both prospectively and to any distributions made in the prior two years:

•      All distributions other than death benefits, including distributions upon surrender and partial withdrawals, from a modified endowment contract will be treated first as distributions of gain, if any, and are taxable as ordinary income. Amounts will be treated as tax-free recovery of the policy owner’s investment in the policy only after all gain has been distributed. The amount of gain in the policy will be equal to the difference between the policy’s value, determined without regard to any surrender charges, and the investment in the policy;

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•      Loan amounts taken from or secured by a policy classified as a modified endowment contract, and also assignments or pledges of such a policy (or agreements to assign or pledge such a policy), are treated first as distributions of gain, if any, and are taxable as ordinary income. Amounts will be treated as tax-free recovery of the policy owner’s investment in the policy only after all gain has been distributed; and

•      A 10.00% additional income tax penalty may be imposed on the distribution amount subject to income tax. This tax penalty generally does not apply to a policy owned by an individual where the distributions are:

>    Made on or after the date on which the taxpayer attains age 59½;

>    Attributable to the taxpayer becoming disabled (as defined in the Internal Revenue Code); or

>    Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. Consult a tax and/or legal adviser to determine whether or not you may be subject to this penalty tax.

If we discover that your policy has inadvertently become a modified endowment contract, unless you have indicated otherwise, we will assume that you do not want it to be classified as a modified endowment contract and attempt to fix this by refunding any excess premium with related interest. The excess gross premium will be refunded on a last-in, first-out basis and may be taken from the investment options in which your Account Value is allocated based on your premium allocation in effect.

Policies That Are Not Modified Endowment Contracts

Distributions other than death benefits from a policy that is not classified as a modified endowment contract are generally treated first as a recovery of the policy owner’s investment in the policy. Only after the recovery of all investment in the policy is there taxable income. However, certain distributions made in connection with policy benefit reductions during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax. Consult a tax and/or legal adviser to determine whether or not any distributions made in connection with a reduction in policy benefits will be subject to tax.

Loan amounts from or secured by a policy that is not a modified endowment contract are generally not taxed as distributions. Finally, neither distributions from, nor loan amounts from or secured by, a policy that is not a modified endowment contract are subject to the 10.00% additional income tax penalty.

Investment in the Policy

Your investment in the policy is generally the total of your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax free.

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Other Tax Matters

Policy Loans

In general, interest on a policy loan will not be deductible. A limited exception to this rule exists for certain interest paid in connection with certain “key person” insurance. You should consult a tax and/or legal adviser before taking out a loan to determine whether you qualify under this exception.

Moreover, the tax consequences associated with a preferred loan (preferred loans are loans where the interest rate charged is less than or equal to the interest rate credited) available in the policy are uncertain. Before taking out a policy loan, you should consult a tax and/or legal adviser as to the tax consequences.

If a loan from a policy is outstanding when the policy is surrendered or lapses, then the amount of the outstanding indebtedness will be added to the amount treated as a distribution from the policy and will be taxed accordingly. If your policy has large outstanding policy loans, you may have to choose between paying high premiums to keep the policy from lapsing and paying significant income tax if you allow the policy to lapse.

Accelerated Benefit Rider

The benefit payments under the Accelerated Benefit Rider are intended to be fully excludable from the gross income of the recipient if the recipient is the insured under the policy or is an individual who has no business or financial connection with the insured. (See Accelerated Benefit Rider, page 49, for more information about this rider.) However, you should consult a tax and/or legal adviser about the consequences of requesting payment under this rider.

Section 1035 Exchanges

Internal Revenue Code Section 1035 provides, in certain circumstances, that no gain or loss will be recognized on the exchange of one life insurance policy solely for another life insurance policy or an endowment, annuity or qualified long term care contract. We accept Section 1035 exchanges with outstanding loans. Special rules and procedures apply to Section 1035 exchanges. These rules can be complex, and if you wish to take advantage of Section 1035, you should consult a tax and/or legal adviser.

Tax-exempt Policy Owners

Special rules may apply to a policy that is owned by a tax-exempt entity. Tax-exempt entities should consult a tax and/or legal adviser regarding the consequences of purchasing and owning a policy. These consequences could include an effect on the tax-exempt status of the entity and the possibility of the unrelated business income tax.

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Tax Law Changes

Although the likelihood of legislative action or tax reform is uncertain, there is always the possibility that the tax treatment of the policy could be changed by legislation or other means. It is also possible that any change may be retroactive (that is, effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the policy.

Policy Changes to Comply with the Law

So that your policy continues to qualify as life insurance under the Internal Revenue Code, we reserve the right to return or refuse to accept all or part of your premium payments or to change your death benefit. We may reject any policy request, including a partial withdrawal request, if it would cause your policy to fail to qualify as life insurance or would cause us to return premium to you. We also may make changes to your policy or its riders or make distributions from your policy to the degree that we deem necessary to qualify your policy as life insurance for tax purposes. Any increase in your death benefit will cause an increase in your cost of insurance charges.

Policy Use in Various Plans and Arrangements

Policy owners may use the policy in various arrangements, including:

•      Certain qualified plans;

•      Non-qualified deferred compensation or salary continuance plans;

•      Split dollar insurance arrangements;

•      Executive bonus plans;

•      Retiree medical benefit plans; and

•      Other plans or arrangements.

The tax consequences of these arrangements may vary depending on the particular facts and circumstances of each arrangement. If you want to use your policy with any of these various arrangements, you should consult a tax and/or legal adviser regarding the tax issues of your particular arrangement.

Life Insurance Owned by Businesses

Congress has enacted rules relating to life insurance owned by businesses. For example, in the case of a policy issued to a non-natural taxpayer, or held for the benefit of such an entity, a portion of the taxpayer’s otherwise deductible interest expenses may not be deductible as a result of ownership of a policy even if no loans are taken under the policy. (An exception to this rule is provided for certain life insurance contracts that cover the life of an individual who is a 20.00% owner, or an officer, director or employee of a trade or business.) In addition, in certain instances a portion of the death benefit payable under an employer-owned policy may be taxable. As another example, special rules apply if a business is subject to the alternative minimum tax. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a tax and/or legal adviser.

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Income Tax Withholding

The IRS requires us to withhold income taxes from any portion of the amounts individuals receive in a taxable transaction. However, if you reside in the U.S., we generally do not withhold income taxes if you elect in writing not to have withholding apply. If the amount withheld for you is insufficient to cover income taxes, you will have to pay additional income taxes and possibly penalties later. We will also report to the IRS the amount of any taxable distributions.

Life Insurance Purchases by Non-Resident Aliens

If you or your beneficiary is a non-resident alien, U.S. federal withholding on taxable distributions or death benefits will generally be at a 30.00% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes imposed by your country of citizenship or residence. You should consult a tax and/or legal adviser before purchasing a policy.

Ownership and Beneficiary Designations

Ownership and beneficiary designations, including change of either, may have consequences under federal, state and local income, estate, inheritance, gift, generation-skipping and other tax laws. The individual situation of each policy owner or beneficiary will determine the extent, if any, of these taxes and you should consult a tax and/or legal adviser.

Same-Sex Marriages

The policy provides that upon your death a surviving spouse may have certain continuation rights that he or she may elect to exercise for the policy’s death benefit and any joint-life coverage under a living benefit. All policy provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Please consult your tax and/or legal adviser for further information about this subject.

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Fair Value of Your Policy

It is sometimes necessary for tax and other reasons to determine the “value” of your policy. The value can be measured differently for different purposes. It is not necessarily the same as the Account Value or the Net Account Value. You should consult a tax and/or legal adviser for guidance as to the appropriate methodology for determining the fair market value of your policy.

You should consult legal or tax advisers for complete information on federal, state, local and other tax considerations.

ADDITIONAL INFORMATION

General Provisions

Order Processing

In certain circumstances, we may need to correct the pricing associated with an order that has been processed. In such circumstances, we may incur a loss or receive a gain depending upon the price of the fund when the order was executed and the price of the fund when the order is corrected. Losses may be covered from our assets and gains that may result from such order correction will be retained by us as additional compensation associated with order processing.

Your Policy

The policy is a contract between you and us and is the combination of:

•      Your policy;

•      A copy of your original application and applications for benefit increases or decreases;

•      Your riders;

•      Your endorsements;

•      Your policy schedule pages; and

•      Your reinstatement applications.

If you make a change to your coverage, we give you a copy of your changed application and new policy schedules. If you send your policy to us, we attach these items to your policy and return it to you. Otherwise, you need to attach them to your policy.

Unless there is fraud, we consider all statements made in an application to be representations and not guarantees. We use no statement to deny a claim, unless it is in an application.

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A president or other officer of our company and our secretary or assistant secretary must sign all changes or amendments to your policy. No other person may change its terms or conditions.

Age

We issue your policy at the insured person’s age (stated in your policy schedule) based on the nearest birthday to the Policy Date. On the Policy Date, the insured person can generally be no more than age 85.

We often use age to calculate rates, charges and values. We determine the insured person’s age at a given time by adding the number of completed policy years to the age calculated at issue and shown in the schedule.

Ownership

The original owner is the person named as the owner in the policy application. The owner can exercise all rights and receive benefits during the life of the insured person. These rights include the right to change the owner, beneficiaries or the method designated to pay Death Benefit Proceeds.

As a matter of law, all rights of ownership are limited by the rights of any person who has been assigned rights under the policy and any irrevocable beneficiaries.

You may name a new owner by giving us written notice. The effective date of the change to the new owner is the date the prior owner signs the notice. However, we will not be liable for any action we take before a change is recorded by Customer Service. A change in ownership may cause the prior owner to recognize taxable income on gain under the policy.

Beneficiaries

You, as owner, name the beneficiaries when you apply for your policy. The primary beneficiaries who survive the insured person receive the Death Benefit Proceeds. Other surviving beneficiaries receive Death Benefit Proceeds only if there are no surviving primary beneficiaries. If more than one beneficiary survives the insured person, they share the Death Benefit Proceeds equally, unless you specify otherwise. If none of your policy beneficiaries has survived the insured person, we pay the Death Benefit Proceeds to you or to your estate, as owner. If a beneficiary is a minor, the Death Benefit Proceeds will be held in an interest bearing account until that beneficiary attains the age of majority.

You may name new beneficiaries during the insured person’s lifetime. We pay Death Benefit Proceeds to the beneficiaries whom you have most recently named according to our records. We do not make payments to multiple sets of beneficiaries. The designation of certain beneficiaries may have tax consequences. See Other Tax Matters, page 71.

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Collateral Assignment

You may assign your policy by sending written notice to us. After we record the assignment, your rights as owner and the beneficiaries’ rights (unless the beneficiaries were made irrevocable beneficiaries under an earlier assignment) are subject to the assignment. It is your responsibility to make sure the assignment is valid. The transfer or assignment of a policy may have tax consequences. See Other Tax Matters, page 71.

Incontestability

After your policy has been in force during the lifetime of the insured person for two years from the date of issue, we will not contest its validity except for nonpayment of premium. Likewise, after your policy has been in force during the lifetime of the insured person for two years from the effective date of any new coverage segment or benefit or from the date of reinstatement, we will not contest its validity except for nonpayment of premium.

Misstatements of Age or Gender

Notwithstanding the Incontestability provision above, if the insured person’s age or gender has been misstated, we adjust the death benefit to the amount that would have been purchased for the insured person’s correct age and gender. We base the adjusted death benefit on the cost of insurance charges deducted from your Account Value on the last Monthly Processing Date before the insured person’s death, or as otherwise required by law.

If unisex cost of insurance rates apply, we do not make any adjustments for a misstatement of gender.

Suicide

If the insured person commits suicide (while sane or insane) within two years of the date of issue, unless otherwise required by law, we limit Death Benefit Proceeds to:

•      The total premium we receive to the time of death; minus

•      Any outstanding Loan Amount; minus

•      Partial withdrawals taken.

We make a limited payment to the beneficiaries for a new coverage Segment or other increase if the insured person commits suicide (while sane or insane) within two years of the effective date of a new coverage Segment or within two years of an increase in any other benefit, unless otherwise required by law. The limited payment is equal to the cost of insurance and periodic fees and charges that were deducted for the increase.

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Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers’ identities are properly verified and that premiums and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require policy owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of premium payments or loan repayments (traveler’s cheques, cashier’s checks, bank drafts, bank checks and treasurer’s checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000.00, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you and your policy either entering the 61-day grace period or lapsing. See Lapse, page 65. See also Premium Payments Affect Your Coverage, page 24.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Unclaimed Property

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on policy owners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Policy owners are urged to keep their own, as well as their beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated to Customer Service in writing or by calling 1-877 253-5050.

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Cyber Security

Like others in our industry, we are subject to operational and information security risks resulting from “cyber-attacks,” “hacking” or similar illegal or unauthorized intrusions into computer systems and networks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Although we seek to limit our vulnerability to such risks through technological and other means and we rely on industry standard commercial technologies to maintain the security of our information systems, it is not possible to anticipate or prevent all potential forms of cyber-attack or to guarantee our ability to fully defend against all such attacks. In addition, due to the sensitive nature of much of the financial and similar personal information we maintain, we may be at particular risk for targeting.

Cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy value. For instance, cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate accumulation unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your policy that result from cyber-attacks or information security breaches in the future.

Transaction Processing

Generally, within seven days of when we receive all information required to process a payment, we pay:

•      Death Benefit Proceeds;

•      Surrender Value;

•      Partial withdrawals; and

•      Loan proceeds.

We may delay processing these transactions if:

•      The NYSE is closed for trading;

•      Trading on the NYSE is restricted by the SEC;

•      There is an emergency so that it is not reasonably possible to sell securities in the Subaccounts or to determine the value of a Subaccount’s assets; and

•      A governmental body with jurisdiction over the Separate Account allows suspension by its order.

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SEC rules and regulations generally determine whether or not these conditions exist. Payment of benefits or values may also be delayed or suspended as required by court order or regulatory proceeding.

We execute transfers among the Subaccounts as of the Valuation Date Customer Service receives your request.

We determine the death benefit as of the date of the insured person’s death. The Death Benefit Proceeds are not affected by subsequent changes in the value of the Subaccounts.

We may delay payment from our Guaranteed Interest Division for up to six months, unless law requires otherwise, of surrender proceeds, partial withdrawal amounts or loan amounts. If we delay payment more than 30 days, we pay interest at our declared rate (or at a higher rate if required by law) from the date we receive your complete request.

Payment of Death Benefit Proceeds

Subject to the conditions and requirements of state law, full payment of the Death Benefit Proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address listed on page 2 of this prospectus. Beneficiaries should carefully review all settlement and payment options available under the policy and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our general account. The retained asset account is not guaranteed by the FDIC and, as part of our general account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the policy.

Notification and Claims Procedures

Except for certain authorized telephone requests, we must receive in writing any election, designation, change, assignment or request made by the owner.

You must use a form acceptable to us. We are not liable for actions taken before we receive and record the written notice. We may require you to return your policy for changes to your policy or if you surrender it.

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If the insured person dies while your policy is in force, please let us know as soon as possible. We will send you instructions on how to make a claim. As proof of the insured person’s death, we may require proof of the deceased insured person’s age and a certified copy of the death certificate.

The beneficiaries and the deceased insured person’s next of kin may need to sign authorization forms. These forms allow us to get information such as medical records of doctors and hospitals used by the deceased insured person.

Telephone Privileges

Telephone privileges may be provided to you and your agent/registered representative and his/her assistant. You may request such privileges for yourself and you may authorize us to grant such privileges to your agent/registered representative and his/her assistant by making the appropriate election(s) on your application or by contacting Customer Service.

Telephone privileges allow you or your agent/registered representative and his/her assistant to call Customer Service to:

•      Make transfers;

•      Change premium allocations;

•      Change your dollar cost averaging and automatic rebalancing programs; and

•      Request a loan.

Customer Service uses reasonable procedures to make sure that instructions received by telephone are genuine. These procedures may include:

•      Requiring some form of personal identification;

•      Providing written confirmation of any transactions; and

•      Tape recording telephone calls.

By accepting telephone privileges, you authorize us to record your telephone calls with us. If we reasonably believe telephone instructions to be genuine, we are not liable for losses from unauthorized or fraudulent instructions. We may discontinue this privilege at any time. See Limits on Frequent or Disruptive Transfers, page 59.

You may revoke these privileges at any time by writing to Customer Service.

Telephone and facsimile privileges may not always be available. Telephone or fax systems, whether yours, your service provider’s or your agent/registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request in writing.

Non-participation

Your policy does not participate in the surplus earnings of Security Life of Denver Insurance Company.

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Advertising Practices and Sales Literature

We may use advertisements and sales literature to promote this product, including:

•      Articles on variable life insurance and other information published in business or financial publications;

•      Indices or rankings of investment securities; and

•      Comparisons with other investment vehicles, including tax considerations.

We may use information regarding the past performance of the Subaccounts and funds. Past performance is not indicative of future performance of the Subaccounts or funds and is not reflective of the actual investment experience of policy owners.

We may feature certain Subaccounts, the underlying funds and their managers, as well as describe asset levels and sales volumes. We may refer to past, current, or prospective economic trends and investment performance or other information we believe may be of interest to our customers.

Settlement Options

You may elect to take the Net Surrender Value in other than one lump-sum payment. Likewise, you may elect to have the beneficiaries receive the Death Benefit Proceeds other than in one lump-sum payment, if you make this election during the insured person’s lifetime. If you have not made this election, the beneficiaries may do so within 60 days after we receive proof of the insured person’s death.

The investment performance of the Subaccounts does not affect payments under these settlement options. Instead, interest accrues at a fixed rate based on the option you choose. The declared interest rate will never be less than 2.00%, and any declared interest rate will be in effect for at least 12 months. Payment options are subject to our rules at the time you make your selection. Currently, a periodic payment must be at least $20.00 and the total proceeds must be at least $2,000.00.

The following settlement options are available:

•      Settlement Option I: Payouts for a Designated Period. Based on your selection, we will pay annual, semi-annual, quarterly or monthly installments per year for a designated period that may be 5 to 30 years. The installment dollar amounts will be equal except for any excess interest as described below;

•      Settlement Option II:  Life Income with Payouts for a Designated Period. Based on your selection, we will pay annual, semi-annual, quarterly or monthly installments per year throughout the payee's lifetime or, if longer, for a period of 5, 10, 15 or 20 years. The installment dollar amounts will be equal except for any excess interest as described below;

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•      Settlement Option III:  Hold at Interest. You may leave amounts on deposit with us that we will pay on the death of the payee, or at any earlier date you select. Interest on any unpaid balance will be at the rate declared by us or at any higher rate required by law. You select whether interest will be left on deposit with us and accumulated or paid to you in monthly, quarterly, semi-annual or annual payments each year. You may not leave any amount on deposit for more than 30 years;

•      Settlement Option IV:  Payouts of a Designated Amount. Based on your selection, we will pay a designated amount in annual, semi-annual, quarterly or monthly equal installments per year until the proceeds, together with interest at the rate declared by us or at any higher rate required by law, are exhausted; and

•      Settlement Option V:  Other. Settlement may be made in any other manner as agreed in writing between you (or the beneficiary) and us.

As a general rule, more frequent payments will result in smaller individual payments. Likewise, payments that are anticipated over a longer period of time will also result in smaller individual payments.

If none of these settlement options have been elected, your Net Surrender Value or the Death Benefit Proceeds will be paid in one lump-sum payment.

Payment of Net Surrender Value or Death Benefit Proceeds

Subject to the conditions and requirements of state law, full payment of your Net Surrender Value or the Death Benefit Proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address shown on page 2 of this prospectus. Beneficiaries should carefully review all settlement and payment options available under the policy and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option. See Payment of Death Benefit Proceeds – The Retained Asset Account, page 79, for more information about the retained asset account.

Reports

Annual Statement. We will send you an annual statement once each policy year showing the amount of insurance coverage under your policy as well as your policy’s death benefit, Account and Surrender Values, the amount of premiums you have paid, the amounts you have withdrawn, borrowed or transferred and the fees and charges we have imposed since the last statement.

We send semi-annual reports with financial information on the mutual funds, including a list of investment holdings of each fund.

We send confirmation notices to you throughout the year for certain policy transactions such as transfers between investment options, partial withdrawals and loans. You are responsible for reviewing the confirmation notices to verify that the transactions are being made as requested.

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Illustrations. To help you better understand how your Account Values will vary over time under different sets of assumptions, we will provide you with a personalized illustration projecting future results based on the age and risk classification of the insured person and other factors such as the amount of insurance coverage, death benefit option, planned premiums and rates of return (within limits) you specify. Unless prohibited under state law, we may assess a charge not to exceed $25.00 for each illustration you request after the first in a policy year. See Excess Illustration Fee, page 28. Subject to regulatory approval, personalized illustrations may be based upon a weighted average rather than an arithmetic average of fund expenses.

Other Reports. We will mail to you at your last known address of record at least annually a report containing such information as may be required by any applicable law. To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the funds, will be mailed to your household, even if you or other persons in your household have more than one policy issued by us or an affiliate. Call Customer Service toll-free at 1-877-253-5050 if you need additional copies of financial reports, prospectuses, historical account information or annual or semi-annual reports or if you would like to receive one copy for each policy in all future mailings.

Distribution of the Policy

We sell the policy through licensed insurance agents who are registered representatives of affiliated and unaffiliated broker/dealers. All broker/dealers who sell the policy have entered into selling agreements with Voya America Equities, Inc., our affiliate and the principal underwriter and distributor of the policy. Voya America Equities, Inc. is organized under the laws of the State of Colorado, registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and a member of FINRA. Its principal office is located at One Orange Way, Windsor, Connecticut 06095.

Voya America Equities, Inc. offers the securities under the policies on a continuous basis. For the years ended December 31, 2015, 2014 and 2013, the aggregate amount of underwriting commissions we paid to Voya America Equities, Inc. was $11,414,036.00, $12,296,124.00 and $11,408,469.00, respectively.

Voya America Equities, Inc. does not retain any commissions or other amounts paid to it by us for sales of the policy. Rather, it pays all the amounts received from us to the broker/dealers for selling the policy and part of that payment goes to your agent/registered representative.

Voya Financial Advisors, Inc., an affiliated broker-dealer, has entered into an agreement with Voya America Equities, Inc. for the sale of our variable life products.

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The amounts that we pay for the sale of the policy can generally be categorized as either commissions or other amounts. The commissions we pay can be further categorized as base commissions which may include a portion for wholesaling or supplemental commissions. However categorized, commissions paid will not exceed the total of the percentages shown below.

Base commissions consist of a percentage of premium we receive for the policy up to the target premium amount and a percentage of premium we receive for the policy in excess of the target premium amount. We pay up to 90.00% of premium received up to target premium and 5.00% of premium received in excess of target premium received in the first segment year and 5.00% of premium received in renewal segment years two through ten and lower thereafter. We pay up to 0.10% of the average Net Account Value in the eleventh through twentieth segment years and 0.05% thereafter (trail commission).

Supplemental or wholesaling commissions are paid based on a percentage of target premiums we receive for the policy and certain other designated insurance products sold during a calendar year. The percentages of such commissions that we pay may increase as the aggregate amount of premiums received for all products issued by the company and/or its affiliates during the calendar year increases. The maximum percentage of supplemental commissions that we may pay is 52.00%.

Generally, the commissions paid on premiums for Stated Death Benefit coverage under the policy are greater than those paid on premiums for coverage under the Adjustable Term Insurance Rider. Be aware of this and discuss with your agent/registered representative the appropriate usage of the Adjustable Term Insurance Rider for your particular situation.

In addition to the sales compensation described above, Voya America Equities, Inc. or the company, as appropriate, may also pay broker/dealers additional compensation or reimbursement of expenses for their efforts in selling the policy to you and other customers. These amounts may include:

•      Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the company and/or its affiliates during the year;

•      Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;

•      Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

•      Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on sales of this product;

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•      Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of the policy; and

•      Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the policy.

The following is a list of the top 25 broker/dealers that, during 2015, received the most, in the aggregate, from us in connection with the sale of registered variable life insurance policies issued by us, ranked by total dollars received and by total commissions paid:

•      Voya Financial Advisors, Inc.;

•      M Holdings Securities, Inc.;

•      LPL Financial Corporation;

•      UBS Financial Services Inc.;

•      NFP Advisor Services, LLC;

•      Independent Financial Group, LLC;

•      The Leaders Group, Inc.;

•      Cetera Advisors LLC;

•      First Heartland Capital, Inc.;

•      Centaurus Financial, Inc.;

•      Lincoln Investment Planning, Inc.;

•      P.J. Robb Variable Corporation;

•      Ameriprise Financial Services Inc.;

•      AXA Advisors, LLC;

•      Stanley Laman Group Securities, LLC;

•      The New Penfacs Inc.;

•      Wells Fargo Advisors Financial Network, LLC;

•      National Planning Corporation;

•      Cetera Advisor Networks LLC;

•      Raymond James Financial Services, Inc.;

•      MetLife Securities, Inc.;

•      Cambridge Investment Research Inc.;

•      SII Investments Inc.;

•      Royal Alliance Associates Inc.; and

•      ValMark Securities, Inc.

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This is a general discussion of the types and levels of compensation paid by us for the sale of our variable life insurance policies. It is important for you to know that the payment of volume or sales-based compensation to a broker/dealer or registered representative may provide that registered representative a financial incentive to promote our policies over those of another company and may also provide a financial incentive to promote the policy offered by this prospectus over one of our other policies.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the company’s ability to meet its obligations under the policy, Voya America Equities, Inc.’s ability to distribute the policy or upon the Separate Account.

•      Litigation. Notwithstanding the foregoing, the company and/or Voya America Equities, Inc., is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

•      Regulatory Matters. As with other financial services companies, the company and its affiliates, including Voya America Equities, Inc., periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the company or the financial services industry. It is the practice of the company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the company or subject the company to settlement payments, fines, penalties and other financial consequences, as well as changes to the company’s policies and procedures.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the company's results of operations or cash flows in a particular quarterly or annual period.

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Financial Statements

Financial statements of the Separate Account and the company are contained in the Statement of Additional Information. To request a free Statement of Additional Information, please contact Customer Service at the address or telephone number on the back of this prospectus.

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APPENDIX A

Definition of Life Insurance Factors

Guideline Premium Test Factors

Attained Age	Factor	Attained Age	Factor	Attained Age	Factor	Attained Age	Factor	Attained Age	Factor
0 – 40	2.50	48	1.97	56	1.46	64	1.22	72	1.11
41	2.43	49	1.91	57	1.42	65	1.20	73	1.09
42	2.36	50	1.85	58	1.38	66	1.19	74	1.07
43	2.29	51	1.78	59	1.34	67	1.18	75 – 90	1.05
44	2.22	52	1.71	60	1.30	68	1.17	91	1.04
45	2.15	53	1.64	61	1.28	69	1.16	92	1.03
46	2.09	54	1.57	62	1.26	70	1.15	93	1.02
47	2.03	55	1.50	63	1.24	71	1.13	94	1.01
								95 +	1.00

Cash Value Accumulation Test Factors

The cash value accumulation test factors vary depending on the age and gender of the insured person.

Generally, the cash value accumulation test requires that a policy’s death benefit must be sufficient so that the Account Value does not at any time exceed the net single premium required to fund the policy’s future benefits. The net single premium for a policy is calculated using the greater of 4.00% or the rates of interest guaranteed in the Guaranteed Interest Division of the policy and the 2001 Commissioner’s Standard Ordinary Mortality Table and will vary according to the age, gender and risk class of the insured person. The factors for the cash value accumulation test are then equal to 1 divided by the net single premium per dollar of paid up whole life insurance for the applicable age, gender and risk class.

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APPENDIX B

Funds Currently Available Through the Separate Account

The following chart lists the mutual funds that are currently available through the Subaccounts of the Separate Account, along with each fund’s investment adviser/subadviser and investment objective. More detailed information about the funds can be found in the current prospectus and Statement of Additional Information for each fund. If you received a summary prospectus for any of the funds available through your policy, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

There is no assurance that the stated investment objectives of any of the funds will be achieved. Shares of the funds will rise and fall in value and you could lose money by allocating Account Value to the Subaccounts that invest in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
American Funds Insurance Series® – Growth FundSM Investment Adviser: Capital Research and Management CompanySM	Seeks growth of capital.
American Funds Insurance Series® – Growth-Income FundSM Investment Adviser: Capital Research and Management CompanySM	Seeks long-term growth of capital and income.
American Funds Insurance Series® – International FundSM Investment Adviser: Capital Research and Management CompanySM	Seeks long-term growth of capital.
BlackRock Global Allocation V.I. Fund Investment Adviser: BlackRock Advisors, LLC	Seeks high total investment return.
Fidelity® VIP Contrafund ® Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
M Capital Appreciation Fund* Investment Adviser: M Financial Investment Advisers, Inc. Subadviser: Frontier Capital Management Company, LLC	Seeks to provide maximum capital appreciation.
M International Equity Fund* Investment Adviser: M Financial Investment Advisers, Inc. Subadviser: Northern Cross, LLC	Seeks to provide long-term capital appreciation.
M Large Cap Growth Fund* Investment Adviser: M Financial Investment Advisers, Inc. Subadviser: DSM Capital Partners LLC	Seeks to provide long-term capital appreciation.
M Large Cap Value Fund* Investment Adviser: M Financial Investment Advisers, Inc. Subadviser: AJO, LP	Seeks to provide long-term capital appreciation.
Neuberger Berman AMT Socially Responsive Portfolio® Investment Adviser: Neuberger Berman Management LLC Subadvisers: Neuberger Berman LLC	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Funds financial criteria and social policy.
Voya Balanced Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.
Voya Global Bond Portfolio Investment Adviser: Directed Services LLC Subadvisers: Voya Investment Management Co. LLC	Seeks to maximize total return through a combination of current income and capital appreciation.
Voya Global Equity Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks long-term capital growth and current income.

*    This fund is only available through broker/dealers associated with the M Financial Group.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Global Perspectives® Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks total return.
Voya Government Liquid Assets Portfolio Investment Adviser: Directed Services LLC Subadvisers: Voya Investment Management Co. LLC	Seeks high level of current income consistent with the preservation of capital and liquidity.
Voya Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC

Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya Index Plus LargeCap Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P 500® Index, while maintaining a market level of risk.
Voya Index Plus MidCap Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P MidCap 400 Index, while maintaining a market level of risk.
Voya Index Plus SmallCap Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P SmallCap 600® Index, while maintaining a market level of risk.
Voya Intermediate Bond Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC

Seeks to maximize total return consistent with reasonable risk. The portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya International Index Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Large Cap Growth Portfolio Investment Adviser: Directed Services LLC Subadvisers: Voya Investment Management Co. LLC	Seeks long-term capital growth.
Voya Large Cap Value Portfolio Investment Adviser: Directed Services LLC Subadvisers: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.
Voya Limited Maturity Bond Portfolio Investment Adviser: Directed Services LLC Subadvisers: Voya Investment Management Co. LLC

Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

Voya Multi-Manager Large Cap Core Portfolio

Investment Adviser:  Directed Services LLC

Subadvisers:  Columbia Management Investment Advisers, LLC and The London Company of Virginia d/b/a The London Company

Seeks reasonable income and capital growth.
Voya Retirement Growth Portfolio Investment Adviser: Directed Services LLC Subadvisers: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of the Voya Retirement Moderate Growth Portfolio.

Voya Retirement Moderate Growth Portfolio Investment Adviser: Directed Services LLC Subadvisers: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Portfolio but less than that of Voya Retirement Growth Portfolio.

Voya Retirement Moderate Portfolio Investment Adviser: Directed Services LLC Subadvisers: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Conservative Portfolio but less than that of Voya Retirement Moderate Growth Portfolio.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya RussellTM Large Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.
Voya RussellTM Large Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.
Voya RussellTM Large Cap Value Index Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.
Voya RussellTM Mid Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.
Voya RussellTM Small Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.
Voya Small Company Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks growth of capital primarily through investment in a diversified portfolio of common stocks of companies with smaller market capitalizations.
Voya SmallCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya Solution Moderately Aggressive Portfolio Investment Adviser: Directed Services LLC Subadvisers: Voya Investment Management Co. LLC	Seeks to provide capital growth through a diversified asset allocation strategy.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya U.S. Bond Index Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Barclays U.S. Aggregate Bond Index.
Voya U.S. Stock Index Portfolio Investment Adviser: Directed Services LLC Subadvisers: Voya Investment Management Co. LLC	Seeks total return.
VY® Baron Growth Portfolio Investment Adviser: Directed Services LLC Subadvisers: BAMCO, Inc.	Seeks capital appreciation.
VY® Clarion Global Real Estate Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: CBRE Clarion Securities LLC	Seeks high total return, consisting of capital appreciation and current income.
VY® Columbia Small Cap Value II Portfolio Investment Adviser: Directed Services LLC Subadvisers: Columbia Management Investment Advisers, LLC	Seeks long-term growth of capital.

VY® FMR® Diversified Mid Cap Portfolio*

Investment Adviser:  Directed Services LLC

Subadvisers:  Fidelity Management & Research Company

* FMR is a registered service mark of Fidelity Management & Research Company. Used with permission.

Seeks long-term growth of capital.
VY® Invesco Comstock Portfolio Investment Adviser: Directed Services LLC Subadvisers: Invesco Advisers, Inc.	Seeks capital growth and income.
VY® Invesco Equity and Income Portfolio Investment Adviser: Directed Services LLC Subadvisers: Invesco Advisers, Inc.	Seeks total return, consisting of long-term capital appreciation and current income.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® Invesco Growth and Income Portfolio Investment Adviser: Directed Services LLC Subadvisers: Invesco Advisers, Inc.	Seeks long-term growth of capital and income.
VY® JPMorgan Emerging Markets Equity Portfolio Investment Adviser: Directed Services LLC Subadvisers: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.
VY® JPMorgan Small Cap Core Equity Portfolio Investment Adviser: Directed Services LLC Subadvisers: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long-term.
VY® Oppenheimer Global Portfolio Investment Adviser: Directed Services LLC Subadvisers: OppenheimerFunds, Inc.	Seeks capital appreciation.
VY® Pioneer High Yield Portfolio Investment Adviser: Directed Services LLC Subadvisers: Pioneer Investment Management, Inc.	Seeks to maximize total return through income and capital appreciation.
VY® T. Rowe Price Capital Appreciation Portfolio Investment Adviser: Directed Services LLC Subadvisers: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Investment Adviser: Directed Services LLC Subadvisers: T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.
VY® T. Rowe Price Equity Income Portfolio Investment Adviser: Directed Services LLC Subadvisers: T. Rowe Price Associates, Inc.	Seeks a high level of dividend income as well as long-term growth of capital through investments in stocks.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® T. Rowe Price International Stock Portfolio Investment Adviser: Directed Services LLC Subadvisers: T. Rowe Price Associates, Inc.	Seeks long-term growth of capital.
VY® Templeton Foreign Equity Portfolio Investment Adviser: Directed Services LLC Subadvisers: Templeton Investment Counsel, LLC	Seeks long-term capital growth.

APPENDIX C

Information Regarding A Closed Subaccount

The Subaccount that invests in the following mutual fund has been closed to new investment:

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® JPMorgan Mid Cap Value Portfolio Investment Adviser: Directed Services LLC Subadvisers: J.P. Morgan Investment Management Inc.	Seeks growth from capital appreciation.

Policy owners who have Account Value allocated to the Subaccount that corresponds to this fund may leave their Account Value in this Subaccount, but future allocations and transfers into it are prohibited. If your most recent premium allocation instructions include the Subaccount that corresponds to this fund, premium received that would have been allocated to the Subaccount corresponding to this fund may be automatically allocated among the other available Subaccounts according to your most recent premium allocation instructions. If your most recent allocation instructions do not include any available funds, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting:

Customer Service P.O. Box 5065 Minot, North Dakota 58702-5065 1-877-253-5050

Your failure to provide us with alternative allocation instructions before we return your premium payment(s) may result in your policy entering the 61 day grace period and/or your policy lapsing without value. See Lapse, page 65, for more information about how to keep your policy from lapsing. See also Reinstatement, page 66, for information about how to put your policy back in force if it has lapsed.

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APPENDIX D

Glossary of Important Terms

This glossary identifies some of the important terms that we have used throughout this prospectus and that have special meaning. See also the Terms to Understand section on page 2 of the prospectus, which provides page references to where many of the terms are defined and discussed more fully.

Account Value:  The Account Value is equal to the value of:  (1) amounts allocated to the Subaccounts of the Separate Account; plus (2) amounts allocated to the Guaranteed Interest Division; plus (3) any amounts set aside in the Loan Division.

Accumulation Unit:  An Accumulation Unit is a unit of measurement used to calculate the Account Value in each Subaccount of the Separate Account.

Accumulation Unit Value:  The Accumulation Unit Value of a Subaccount of the Separate Account is determined as of each Valuation Date. We use an Accumulation Unit Value to measure the experience of each Subaccount of the Separate Account during a valuation period. The Accumulation Unit Value for a Valuation Date equals the Accumulation Unit Value for the preceding Valuation Date multiplied by the accumulation experience factor for the valuation period ending on the Valuation Date.

Age:  Age is the age of the insured person on his or her birthday nearest the Policy Date. We issue your policy at the age shown in your Schedule.

Attained Age:  Attained age is the insured person's age as of the Policy Date plus the number of completed policy years.

Base Death Benefit:  The Base Death Benefit is the death benefit of your policy and does not include any additional death benefit provided by riders attached to your policy, if any. We calculate the Base Death Benefit according to one of three death benefit options.

Death Benefit Proceeds: Death Benefit Proceeds equals: (1) the Total Death Benefit in effect on the date of the Insured's death; minus (2) any outstanding Loan Amount; minus (3) any outstanding fees and charges incurred before the insured person’s death; and minus (4) any outstanding accelerated benefit lien including accrued lien interest.

General Account:  The general account holds all of our assets other than those held in the Separate Account or our other separate accounts. The Guaranteed Interest Division is a part of the general account and provides guarantees of principal and interest. The Loan Division is also part of the general account.

Grace Period:  The grace period is the 61 day period after which your policy will lapse unless you make a required premium payment. The grace period will begin on a Monthly Processing Date if on that date the Net Account Value is zero or less.

Guaranteed Interest Division:  The Guaranteed Interest Division is another investment option to which you may allocate all or part of the Account Value. The value of the Guaranteed Interest Division is equal to amounts allocated to this division plus any credited interest minus deductions taken from this division.

Guaranteed Interest Division Value:  The Guaranteed Interest Division Value equals the Net Premium you allocate to the Guaranteed Interest Division, plus interest earned, minus amounts you transfer out or withdraw. It may be reduced by fees and charges assessed against your Account Value.

Initial Period:  The initial period begins on the Investment Date and ends on the date we mail your policy to you plus five days and plus the right to examine period.

Insured Person:  The insured person is the person whose life is insured by your policy. The insured person may or may not be the owner of your policy.

Investment Date:  The Investment Date is the first date on which we allocate the Net Premium payment to your policy. We will allocate the initial Net Premium to your policy at the end of the valuation period during which all of the following requirements are satisfied:  (1) we receive the amount of premium required for coverage to begin under your policy; (2) we have approved your policy for issue; and (3) Customer Service has received all completed issue requirements.

Loan Amount:  The Loan Amount equals:  (1) any outstanding loan plus accrued loan interest as of the beginning of the policy year; plus (2) new loans; plus (3) accrued but unpaid loan interest; minus (4) loan repayments.

Loan Division:  The Loan Division is the part of the general account in which funds are set aside to secure payment of any Loan Amount.

Loan Division Value:  The Loan Division value is determined as of each Valuation Date. The Loan Division Value for a Valuation Date equals: (1) the Loan Division Value on the prior Valuation Date; plus (2) any loan interest credited to the Loan Division during the valuation period; plus (3) the amount of any new loan taken during the valuation period; minus (4) any loan repayments, including the repayment of loan interest; plus (5) the amount of accrued and unpaid loan interest if the Valuation Date is a policy anniversary; minus (6) the amount of loan interest credited to the Loan Division during the prior policy year if the Valuation Date is a policy anniversary.

Monthly Deduction:  The monthly deduction is equal to the monthly cost of insurance charge, policy charge, administrative charge and mortality and expense risk charge for your policy and the monthly charges, if any, for additional benefits provided by your riders.

Monthly Processing Date:  The Monthly Processing Date is the date each month on which the monthly deduction from the Account Value is due. The first Monthly Processing Date is the Policy Date or the Investment Date, if later. Subsequent Monthly Processing Dates are the same calendar day of each month as the Policy Date. If that date is not a Valuation Date, the Monthly Processing Date will be the next Valuation Date.

Net Account Value:  The Net Account Value is equal to: (1) the Account Value; minus (2) any Loan Amount.

Net Premium:  Net Premium equals:  (1) the premium received; minus (2) the premium expense charge. We deduct this charge from each premium before allocating the premium to the Account Value.

Net Surrender Value:  The Net Surrender Value equals:  (1) the Surrender Value; minus (2) any Loan Amount.

Policy Date:  The Policy Date is the date from which we measure policy years, policy months and policy anniversaries, and it determines the Monthly Processing Date. It is the date coverage under the policy begins.

Right to Examine Period: The right to examine period is the number of days after delivery of your policy during which you have the right to examine your policy and return it for a refund.

Scheduled Premium:  Scheduled premium is the amount that you indicate on your application as the amount you intend to pay at fixed intervals over a certain period. You may specify the interval as monthly, quarterly, semiannually or annually.

Segment:  A Segment is a piece of death benefit coverage. Each increase in the Stated Death Benefit (other than due to a death benefit option change) will create a new Segment.

Separate Account:  The Separate Account is an account established by us, pursuant to the laws of the State of Colorado, to separate the assets funding the benefits for the class of policies to which this policy belongs from our other assets. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940.

Separate Account Value:  The Separate Account Value equals your Account Value attributable to amounts invested in the Subaccounts of the Separate Account.

Stated Death Benefit:  The Stated Death Benefit is the sum of the Segments under your policy. The Stated Death Benefit changes when there is an increase, decrease or a transaction that causes your policy to change.

Subaccounts:  We divide the Separate Account into Subaccounts, each of which invests in a corresponding underlying mutual fund. The current eligible Subaccounts are shown in this prospectus. From time to time, we may add additional Subaccounts. If we do, we may allow you to choose from these other Subaccounts subject to the terms and conditions we may impose on your premium allocations.

Surrender Value:  Surrender Value is equal to: (1) the Account Value; minus (2) surrender charges, if any.

Target Death Benefit:  The Target Death Benefit is an amount of death benefit coverage scheduled by you at issue and it may vary by year. If you do not have the Adjustable Term Insurance Rider, the Target Death Benefit in all years is the same as the Stated Death Benefit.

Target Premium:  Target premium for each Segment of Stated Death Benefit is actuarially determined based on the age, gender and risk class of the insured person. The target premium is used to determine the sales compensation we pay. Payment of the target premium does not guarantee that your policy will not lapse, and you may need to pay additional premiums to keep your policy in force.

Total Death Benefit: The Total Death Benefit is equal to the Base Death Benefit, plus the death benefit from your Adjustable Term Insurance Rider, if any.

Valuation Date:  A Valuation Date is each date on which the Accumulation Unit Value of the Subaccounts of the Separate Account and the net asset value of the shares of the corresponding mutual funds are determined. Currently, these values are determined after the close of business of the NYSE on any normal business day, Monday through Friday, when the NYSE is open for trading.

Valuation Period:  A valuation period is the period that begins at 4:00 p.m. Eastern time on a Valuation Date and ends at 4:00 p.m. Eastern time on the next Valuation Date.

MORE INFORMATION IS AVAILABLE

If you would like more information about us, the Separate Account or the policy, the following documents are available free upon request:

•      Statement of Additional Information (“SAI”) – The SAI contains more specific information about the Separate Account and the policy, as well as the financial statements of the Separate Account and the company. The SAI is incorporated by reference into (made legally part of) this prospectus. The following is the Table of Contents for the SAI:

Page
General Information and History ..................................................................................................	2
Performance Reporting and Advertising .......................................................................................	3
Experts ................................................................................................................................................	4
Financial Statements ........................................................................................................................	4
Financial Statements of Security Life Separate Account L1 ....................................................	1
Statutory Basis Financial Statements of Security Life of Denver Insurance Company .....	1

•      A personalized illustration of policy benefits – A personalized illustration can help you understand how the policy works, given the policy’s fees and charges along with the investment options, features and benefits and optional benefits you select. A personalized illustration can also help you compare the policy’s death benefits, Account Value and Surrender Value with other life insurance policies based on the same or similar assumptions. We reserve the right to assess a fee of up to $25.00 for each personalized illustration you request after the first each policy year. See Excess Illustration Fee, page 28.

To request a free SAI or personalized illustration of policy benefits or to make other inquiries about the policy, please contact:

Customer Service

P.O. Box 5065

Minot, ND 58702-5065

1-877-253-5050

www.voyalifecustomerservice.com

If you received a summary prospectus for any of the mutual funds available through your policy, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. Additional information about us, the Separate Account or the policy (including the SAI) can be reviewed and copied from the SEC’s Internet website (www.sec.gov) or at the SEC’s Public Reference Branch in Washington, DC. Copies of this additional information may also be obtained, upon payment of a duplicating fee, by writing the SEC’s Public Reference Branch at 100 F Street, NE, Room 1580, Washington, DC 20549. More information about operation of the SEC’s Public Reference Branch can be obtained by calling 202-551-8090. When looking for information regarding the policy offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the 1933 Act. This number is 333-168047.

1940 Act File No. 811-08292
1933 Act File No. 333-168047

PART B
INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

SECURITY LIFE SEPARATE ACCOUNT L1 OF SECURITY LIFE OF DENVER INSURANCE COMPANY

Statement of Additional Information Dated May 1, 2016

VOYA VUL-DB

A Flexible Premium Adjustable Variable Universal Life Insurance Policy

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Voya VUL-DB prospectus dated May 1, 2016. The policy offered in connection with the prospectus is a flexible premium variable universal life insurance policy funded through the Security Life Separate Account L1.

A free prospectus is available upon request by contacting Customer Service at P.O. Box 5065, Minot, ND 58702-5065, by calling 1-877-253-5050 or by accessing the SEC’s website at www.sec.gov.

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

TABLE OF CONTENTS

Page
General Information and History .............................................................................................................	2

Performance Reporting and Advertising ..................................................................................................	3

Experts ...........................................................................................................................................................	4

Financial Statements ...................................................................................................................................	4

Financial Statements of Security Life Separate Account L1 ...............................................................	1

Statutory Basis Financial Statements of Security Life of Denver Insurance Company ................	1

GENERAL INFORMATION AND HISTORY

Security Life of Denver Insurance Company (“Security Life,” “we,” “us,” “our,” and the “company”) issues the Voya VUL-DB policy and is responsible for providing the policy’s insurance benefits. All guarantees and benefits provided under the policy that are not related to the Separate Account are subject to the claims paying ability of the company and our general account. We are a stock life insurance company organized in 1929 and incorporated under the laws of the State of Colorado. We are admitted to do business in the District of Columbia and all states except New York. Our headquarters is at 8055 East Tufts Avenue, Suite 710, Denver, Colorado 80237.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya®”), which until April 7, 2014, was known as ING U.S., Inc. In May, 2013, the common stock of Voya began trading on the New York Stock Exchange (“NYSE”) under the symbol “VOYA” and Voya completed its initial public offering of common stock.

We established the Security Life Separate Account L1 (the “Separate Account”) on November 3, 1993, as one of our separate accounts under the laws of the State of Colorado for the purpose of funding variable life insurance policies issued by us. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Premium payments may be allocated to one or more of the available Subaccounts of the Separate Account. Each Subaccount invests in shares of a corresponding mutual fund at net asset value. We may make additions to, deletions from or substitutions of available mutual funds as permitted by law and subject to the conditions of the policy.

Other than the policy owner fees and charges described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the company. We do, however, receive compensation for certain recordkeeping, administration or other services from the mutual funds or affiliates of the mutual funds available through the policies. See “Fees and Charges” in the prospectus.

The company maintains custody of the assets of the Separate Account. As custodian, the company holds cash balances for the Separate Account pending investment in the mutual funds or distribution. The mutual funds in whose shares the assets of the Subaccounts of the Separate Account are invested each have custodians, as discussed in the respective mutual fund prospectuses.

2

PERFORMANCE REPORTING AND ADVERTISING

Information regarding the past, or historical, performance of the Subaccounts of the Separate Account and the mutual funds available for investment through the Subaccounts of the Separate Account may appear in advertisements, sales literature or reports to policy owners or prospective purchasers. SUCH PERFORMANCE INFORMATION FOR THE SUBACCOUNTS WILL REFLECT THE DEDUCTION OF ALL FUND FEES AND CHARGES, INCLUDING INVESTMENT MANAGEMENT FEES, DISTRIBUTION (12B-1) FEES AND OTHER EXPENSES BUT WILL NOT REFLECT DEDUCTIONS FOR ANY POLICY FEES AND CHARGES. IF THE POLICY’S TAX, SALES, COST OF INSURANCE, MORTALITY AND EXPENSE RISK, POLICY AND ADMINISTRATIVE CHARGES AND THE OTHER TRANSACTION, PERIODIC OR OPTIONAL BENEFITS FEES AND CHARGES WERE DEDUCTED, THE PERFORMANCE SHOWN WOULD BE SIGNIFICANTLY LOWER.

With respect to performance reporting it is important to remember that past performance does not guarantee future results.  Current performance may be higher or lower than the performance shown and actual investment returns and principal values will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost.

Performance history of the Subaccounts of the Separate Account and the corresponding mutual funds is measured by comparing the value at the beginning of the period to the value at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years (if the mutual fund has been in existence for these periods) and since the inception date of the mutual fund (if the mutual fund has been in existence for less than ten years). We may provide performance information showing average annual total returns for periods prior to the date a Subaccount commenced operation. We will calculate such performance information based on the assumption that the Subaccounts were in existence for the same periods as those indicated for the mutual funds, with the level of charges at the Separate Account level that were in effect at the inception of the Subaccounts. Performance information will be specific to the class of mutual fund shares offered through the policy, however, for periods prior to the date a class of mutual fund shares commenced operations, performance information may be based on a different class of shares of the same mutual fund. In this case, performance for the periods prior to the date a class of mutual fund shares commenced operations will be adjusted by the mutual fund fees and expenses associated with the class of mutual fund shares offered through the policy.

We may compare performance of the Subaccounts and/or the mutual funds as reported from time to time in advertisements and sales literature to other variable life insurance issuers in general; to the performance of particular types of variable life insurance policies investing in mutual funds; or to investment series of mutual funds with investment objectives similar to each of the Subaccounts, whose performance is reported by Lipper Analytical Services, Inc. (“Lipper”) and Morningstar. Inc. (“Morningstar”) or reported by other series, companies, individuals or other industry or financial publications of general interest, such as Forbes, Money, The Wall Street Journal, Business Week, Barron’s, Kiplinger’s and Fortune. Lipper and Morningstar are independent services that monitor and rank the performances of variable life insurance issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper’s and Morningstar’s rankings include variable annuity issuers as well as variable life insurance issuers. The performance analysis prepared by Lipper and Morningstar ranks such issuers on the basis of total return, assuming reinvestment of distributions, but does not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. We may also compare the performance of each Subaccount in advertising and sales literature to the Standard & Poor’s Index of 500 common stocks and the Dow Jones Industrials, which are widely used measures of stock market performance. We may also compare the performance of each Subaccount to other widely recognized indices. Unmanaged indices may assume the reinvestment of dividends, but typically do not reflect any “deduction” for the expense of operating or managing an investment portfolio.

3

To help you better understand how your policy’s death benefits, policy value and surrender value will vary over time under different sets of assumptions, we encourage you to obtain a personalized illustration. Personalized illustrations will assume deductions for fund expenses and policy and Separate Account charges. We will base these illustrations on the age and risk classification of the insured person and other factors such as the amount of insurance coverage, death benefit option, premiums and rates of return (within limits) you specify. These personalized illustrations will be based on either a hypothetical investment return of the mutual funds of 0.00% and other percentages not to exceed 12.00% or on the actual historical experience of the mutual funds as if the Subaccounts had been in existence and a policy issued for the same periods as those indicated for the mutual funds. Subject to regulatory approval, personalized illustrations may be based upon a weighted average of fund expenses rather than an arithmetic average. A personalized illustration is available upon request by contacting Customer Service at P.O. Box 5065, Minot, ND 58702-5065 or by calling 1-877-253-5050.

EXPERTS

The statements of assets and liabilities of Security Life Separate Account L1 as of December 31, 2015, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the statutory basis financial statements of Security Life of Denver Insurance Company as of December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, included in this Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is 200 Clarendon St., Boston, MA 02116.

FINANCIAL STATEMENTS

The financial statements of the Separate Account reflect the operations of the Separate Account as of and for the year ended December 31, 2015, and have been audited by Ernst & Young LLP, independent registered public accounting firm.

The statutory basis financial statements of the Company as of December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, have been audited by Ernst & Young LLP, independent registered public accounting firm. The financial statements of the Company should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account. The statutory basis financial statements of the Company as of December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, have been prepared on the basis of statutory accounting practices prescribed or permitted by the State of Colorado Division of Insurance.

4

FINANCIAL STATEMENTS
Security Life of Denver Insurance Company
Security Life Separate Account L1
Year Ended December 31, 2015
with Report of Independent Registered Public Accounting Firm

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SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Financial Statements
Year Ended December 31, 2015

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants of
Security Life of Denver Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the investment divisions disclosed in Note 1 as of December 31, 2015, of Security Life of Denver Insurance Company Security Life Separate Account L1 (the “Account”), and the related statements of operations for the year or period then ended, and the statements of changes in net assets for the years or periods ended December 31, 2015 and 2014. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents or fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the investment divisions disclosed in Note 1 constituting Security Life of Denver Insurance Company Security Life Separate Account L1 at December 31, 2015, the results of their operations for the year or period then ended, and the changes in their net assets for the years or periods ended December 31, 2015 and 2014, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
April 8, 2016

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
As of December 31, 2015
(Dollars in thousands)

	Invesco V.I. Core Equity Fund - Series I Shares	Growth Fund - Class 2	Growth-Income Fund - Class 2	International Fund - Class 2	BlackRock Global Allocation V.I. Fund - Class III
Assets
Investments in mutual funds
at fair value	$5,489	$53,048	$32,330	$46,064	$11,113
Total assets	5,489	53,048	32,330	46,064	11,113
Net assets	$5,489	$53,048	$32,330	$46,064	$11,113

Total number of mutual fund shares	162,208	783,698	717,803	2,556,264	852,256

Cost of mutual fund shares	$4,264	$46,301	$27,050	$46,146	$12,658

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
As of December 31, 2015
(Dollars in thousands)

	Fidelity® VIP Equity-Income Portfolio - Service Class	Fidelity® VIP Contrafund® Portfolio - Service Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	M Capital Appreciation Fund	M International Equity Fund
Assets
Investments in mutual funds
at fair value	$5,706	$30,752	$232	$8,335	$8,408
Total assets	5,706	30,752	232	8,335	8,408
Net assets	$5,706	$30,752	$232	$8,335	$8,408

Total number of mutual fund shares	280,141	910,097	18,787	331,414	746,703

Cost of mutual fund shares	$6,347	$26,542	$231	$9,113	$8,717

The accompanying notes are an integral part of these financial statements.
3

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
As of December 31, 2015
(Dollars in thousands)

	M Large Cap Growth Fund	M Large Cap Value Fund	Neuberger Berman AMT Socially Responsive Portfolio - I Class	Van Eck VIP Global Hard Assets Fund - Initial Class	Voya Balanced Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$4,929	$3,370	$1,509	$834	$9,938
Total assets	4,929	3,370	1,509	834	9,938
Net assets	$4,929	$3,370	$1,509	$834	$9,938

Total number of mutual fund shares	227,544	281,519	70,315	49,399	704,843

Cost of mutual fund shares	$5,140	$3,666	$1,291	$1,476	$8,960

The accompanying notes are an integral part of these financial statements.
4

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
As of December 31, 2015
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class I	Voya Global Perspectives Portfolio - Class I	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Limited Maturity Bond Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$72,595	$325	$40,562	$15,144	$24,748
Total assets	72,595	325	40,562	15,144	24,748
Net assets	$72,595	$325	$40,562	$15,144	$24,748

Total number of mutual fund shares	5,798,348	32,695	2,111,496	1,361,870	2,438,182

Cost of mutual fund shares	$74,373	$356	$36,856	$16,702	$24,931

The accompanying notes are an integral part of these financial statements.
5

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
As of December 31, 2015
(Dollars in thousands)

	Voya Liquid Assets Portfolio - Initial Class	Voya Liquid Assets Portfolio - Service Class	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	Voya Retirement Growth Portfolio - Institutional Class	Voya Retirement Moderate Growth Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$37,062	$22,048	$1,752	$30,916	$14,444
Total assets	37,062	22,048	1,752	30,916	14,444
Net assets	$37,062	$22,048	$1,752	$30,916	$14,444

Total number of mutual fund shares	37,061,584	22,047,591	120,812	2,338,564	1,136,450

Cost of mutual fund shares	$37,062	$22,048	$1,757	$25,650	$13,008

The accompanying notes are an integral part of these financial statements.
6

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
As of December 31, 2015
(Dollars in thousands)

	Voya Retirement Moderate Portfolio - Institutional Class	Voya U.S. Stock Index Portfolio - Institutional Class	VY® Clarion Global Real Estate Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$8,165	$157,399	$11,763	$15,963	$10,548
Total assets	8,165	157,399	11,763	15,963	10,548
Net assets	$8,165	$157,399	$11,763	$15,963	$10,548

Total number of mutual fund shares	702,627	11,799,006	1,004,499	1,047,423	408,683

Cost of mutual fund shares	$8,381	$137,955	$11,463	$17,246	$10,693

The accompanying notes are an integral part of these financial statements.
7

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
As of December 31, 2015
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Equity Income Portfolio - Institutional Class	VY® T. Rowe Price International Stock Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$24,961	$28,980	$72,875	$25,812	$8,648
Total assets	24,961	28,980	72,875	25,812	8,648
Net assets	$24,961	$28,980	$72,875	$25,812	$8,648

Total number of mutual fund shares	1,844,859	1,639,157	2,790,002	1,955,480	677,710

Cost of mutual fund shares	$34,772	$26,702	$68,550	$26,469	$8,278

The accompanying notes are an integral part of these financial statements.
8

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
As of December 31, 2015
(Dollars in thousands)

	Voya Global Bond Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® Baron Growth Portfolio - Initial Class	VY® Columbia Small Cap Value II Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$14,319	$2,612	$62	$12,857	$7,806
Total assets	14,319	2,612	62	12,857	7,806
Net assets	$14,319	$2,612	$62	$12,857	$7,806

Total number of mutual fund shares	1,436,232	228,324	5,479	451,926	484,259

Cost of mutual fund shares	$16,149	$2,704	$61	$12,049	$6,994

The accompanying notes are an integral part of these financial statements.
9

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
As of December 31, 2015
(Dollars in thousands)

	VY® Invesco Comstock Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Pioneer High Yield Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$7,055	$9,272	$15,972	$11,994	$17,671
Total assets	7,055	9,272	15,972	11,994	17,671
Net assets	$7,055	$9,272	$15,972	$11,994	$17,671

Total number of mutual fund shares	464,740	223,577	838,842	667,446	1,640,718

Cost of mutual fund shares	$6,632	$10,412	$16,465	$12,311	$19,760

The accompanying notes are an integral part of these financial statements.
10

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
As of December 31, 2015
(Dollars in thousands)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® Templeton Foreign Equity Portfolio - Initial Class	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$37,336	$10,965	$99	$281	$1,147
Total assets	37,336	10,965	99	281	1,147
Net assets	$37,336	$10,965	$99	$281	$1,147

Total number of mutual fund shares	3,522,265	979,055	8,085	21,111	90,278

Cost of mutual fund shares	$34,350	$10,391	$97	$182	$934

The accompanying notes are an integral part of these financial statements.
11

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
As of December 31, 2015
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class I	Voya Global Value Advantage Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$7,291	$11,280	$15,265	$9,836	$6,201
Total assets	7,291	11,280	15,265	9,836	6,201
Net assets	$7,291	$11,280	$15,265	$9,836	$6,201

Total number of mutual fund shares	259,200	1,261,785	683,900	474,265	282,263

Cost of mutual fund shares	$7,346	$11,958	$10,166	$10,083	$5,293

The accompanying notes are an integral part of these financial statements.
12

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
As of December 31, 2015
(Dollars in thousands)

	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$22,885	$41,682	$6,103	$5,707	$4,822
Total assets	22,885	41,682	6,103	5,707	4,822
Net assets	$22,885	$41,682	$6,103	$5,707	$4,822

Total number of mutual fund shares	2,554,132	1,609,328	381,465	304,045	179,316

Cost of mutual fund shares	$23,232	$25,973	$5,598	$4,966	$4,932

The accompanying notes are an integral part of these financial statements.
13

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
As of December 31, 2015
(Dollars in thousands)

	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$3,722	$9,142	$6,249	$2,369	$6,472
Total assets	3,722	9,142	6,249	2,369	6,472
Net assets	$3,722	$9,142	$6,249	$2,369	$6,472

Total number of mutual fund shares	261,165	472,920	594,019	183,796	261,059

Cost of mutual fund shares	$4,127	$8,443	$6,371	$2,051	$6,881

The accompanying notes are an integral part of these financial statements.
14

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Invesco V.I. Core Equity Fund - Series I Shares	Growth Fund - Class 2	Growth-Income Fund - Class 2	International Fund - Class 2	BlackRock Global Allocation V.I. Fund - Class III
Net investment income (loss)
Investment Income:
Dividends	$67	$325	$436	$739	$140
Expenses:
Mortality and expense risk charges	40	145	87	129	22
Total expenses	40	145	87	129	22
Net investment income (loss)	27	180	349	610	118

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	232	4,496	961	1,242	124
Capital gains distributions	611	11,449	4,861	2,731	731
Total realized gain (loss) on investments
and capital gains distributions	843	15,945	5,822	3,973	855
Net unrealized appreciation
(depreciation) of investments	(1,249)	(12,639)	(5,767)	(7,022)	(971)
Net realized and unrealized gain (loss)
on investments	(406)	3,306	55	(3,049)	(116)
Net increase (decrease) in net assets
resulting from operations	$(379)	$3,486	$404	$(2,439)	$2

The accompanying notes are an integral part of these financial statements.
15

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Fidelity® VIP Equity-Income Portfolio - Service Class	Fidelity® VIP Contrafund® Portfolio - Service Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	M Capital Appreciation Fund	M International Equity Fund
Net investment income (loss)
Investment Income:
Dividends	$186	$296	$6	$—	$152
Expenses:
Mortality and expense risk charges	17	89	1	65	62
Total expenses	17	89	1	65	62
Net investment income (loss)	169	207	5	(65)	90

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	160	1,839	1	153	273
Capital gains distributions	628	2,901	—	957	—
Total realized gain (loss) on investments
and capital gains distributions	788	4,740	1	1,110	273
Net unrealized appreciation
(depreciation) of investments	(1,224)	(4,788)	(9)	(1,700)	(584)
Net realized and unrealized gain (loss)
on investments	(436)	(48)	(8)	(590)	(311)
Net increase (decrease) in net assets
resulting from operations	$(267)	$159	$(3)	$(655)	$(221)

The accompanying notes are an integral part of these financial statements.
16

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	M Large Cap Growth Fund	M Large Cap Value Fund	Neuberger Berman AMT Socially Responsive Portfolio - I Class	Van Eck VIP Global Hard Assets Fund - Initial Class	Voya Balanced Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$1	$47	$9	$—	$219
Expenses:
Mortality and expense risk charges	17	12	4	9	48
Total expenses	17	12	4	9	48
Net investment income (loss)	(16)	35	5	(9)	171

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	443	193	91	(261)	713
Capital gains distributions	802	273	139	—	—
Total realized gain (loss) on investments
and capital gains distributions	1,245	466	230	(261)	713
Net unrealized appreciation
(depreciation) of investments	(1,022)	(591)	(244)	(195)	(1,100)
Net realized and unrealized gain (loss)
on investments	223	(125)	(14)	(456)	(387)
Net increase (decrease) in net assets
resulting from operations	$207	$(90)	$(9)	$(465)	$(216)

The accompanying notes are an integral part of these financial statements.
17

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class I	Voya Global Perspectives Portfolio - Class I	Voya Global Resources Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Institutional Class
Net investment income (loss)
Investment Income:
Dividends	$2,555	$11	$203	$245	$302
Expenses:
Mortality and expense risk charges	246	—	5	206	65
Total expenses	246	—	5	206	65
Net investment income (loss)	2,309	11	198	39	237

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	541	2	(2,034)	4,340	476
Capital gains distributions	—	16	—	4,244	875
Total realized gain (loss) on investments
and capital gains distributions	541	18	(2,034)	8,584	1,351
Net unrealized appreciation
(depreciation) of investments	(2,645)	(44)	1,594	(6,125)	(2,379)
Net realized and unrealized gain (loss)
on investments	(2,104)	(26)	(440)	2,459	(1,028)
Net increase (decrease) in net assets
resulting from operations	$205	$(15)	$(242)	$2,498	$(791)

The accompanying notes are an integral part of these financial statements.
18

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Limited Maturity Bond Portfolio - Service Class	Voya Liquid Assets Portfolio - Initial Class	Voya Liquid Assets Portfolio - Service Class	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	Voya Retirement Growth Portfolio - Institutional Class
Net investment income (loss)
Investment Income:
Dividends	$246	$1	$—	$18	$703
Expenses:
Mortality and expense risk charges	89	254	—	10	59
Total expenses	89	254	—	10	59
Net investment income (loss)	157	(253)	—	8	644

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(79)	—	—	354	1,051
Capital gains distributions	—	3	2	108	—
Total realized gain (loss) on investments
and capital gains distributions	(79)	3	2	462	1,051
Net unrealized appreciation
(depreciation) of investments	(41)	—	—	(485)	(2,284)
Net realized and unrealized gain (loss)
on investments	(120)	3	2	(23)	(1,233)
Net increase (decrease) in net assets
resulting from operations	$37	$(250)	$2	$(15)	$(589)

The accompanying notes are an integral part of these financial statements.
19

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Retirement Moderate Growth Portfolio - Institutional Class	Voya Retirement Moderate Portfolio - Institutional Class	Voya U.S. Stock Index Portfolio - Institutional Class	VY® Clarion Global Real Estate Portfolio - Service Class	VY® DFA World Equity Portfolio - Institutional Class
Net investment income (loss)
Investment Income:
Dividends	$295	$101	$2,947	$343	$84
Expenses:
Mortality and expense risk charges	41	34	948	42	4
Total expenses	41	34	948	42	4
Net investment income (loss)	254	67	1,999	301	80

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,013	277	943	686	(165)
Capital gains distributions	396	578	13,979	—	267
Total realized gain (loss) on investments
and capital gains distributions	1,409	855	14,922	686	102
Net unrealized appreciation
(depreciation) of investments	(1,829)	(1,045)	(16,000)	(1,258)	(134)
Net realized and unrealized gain (loss)
on investments	(420)	(190)	(1,078)	(572)	(32)
Net increase (decrease) in net assets
resulting from operations	$(166)	$(123)	$921	$(271)	$48

The accompanying notes are an integral part of these financial statements.
20

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	VY® FMR Diversified Mid Cap Portfolio - Institutional Class	VY® Franklin Templeton Founding Strategy Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
Net investment income (loss)
Investment Income:
Dividends	$69	$197	$358	$391	$138
Expenses:
Mortality and expense risk charges	71	4	30	111	177
Total expenses	71	4	30	111	177
Net investment income (loss)	(2)	193	328	280	(39)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	926	(424)	586	(663)	1,945
Capital gains distributions	2,632	381	1,523	1,700	3,541
Total realized gain (loss) on investments
and capital gains distributions	3,558	(43)	2,109	1,037	5,486
Net unrealized appreciation
(depreciation) of investments	(3,882)	(144)	(2,787)	(5,858)	(6,594)
Net realized and unrealized gain (loss)
on investments	(324)	(187)	(678)	(4,821)	(1,108)
Net increase (decrease) in net assets
resulting from operations	$(326)	$6	$(350)	$(4,541)	$(1,147)

The accompanying notes are an integral part of these financial statements.
21

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Equity Income Portfolio - Institutional Class	VY® T. Rowe Price International Stock Portfolio - Institutional Class	Voya Aggregate Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$1,115	$656	$114	$319	$—
Expenses:
Mortality and expense risk charges	235	120	31	17	65
Total expenses	235	120	31	17	65
Net investment income (loss)	880	536	83	302	(65)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,890	1,290	655	(371)	(292)
Capital gains distributions	9,481	3,580	—	322	—
Total realized gain (loss) on investments
and capital gains distributions	14,371	4,870	655	(49)	(292)
Net unrealized appreciation
(depreciation) of investments	(11,477)	(7,478)	(906)	(231)	(389)
Net realized and unrealized gain (loss)
on investments	2,894	(2,608)	(251)	(280)	(681)
Net increase (decrease) in net assets
resulting from operations	$3,774	$(2,072)	$(168)	$22	$(746)

The accompanying notes are an integral part of these financial statements.
22

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Solution Moderately Aggressive Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® Baron Growth Portfolio - Initial Class	VY® Columbia Small Cap Value II Portfolio - Initial Class	VY® Invesco Comstock Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$—	$1	$76	$48	$195
Expenses:
Mortality and expense risk charges	3	—	51	28	22
Total expenses	3	—	51	28	22
Net investment income (loss)	(3)	1	25	20	173

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(27)	11	841	874	659
Capital gains distributions	—	12	1,089	—	—
Total realized gain (loss) on investments
and capital gains distributions	(27)	23	1,930	874	659
Net unrealized appreciation
(depreciation) of investments	(92)	(25)	(2,682)	(1,114)	(1,293)
Net realized and unrealized gain (loss)
on investments	(119)	(2)	(752)	(240)	(634)
Net increase (decrease) in net assets
resulting from operations	$(122)	$(1)	$(727)	$(220)	$(461)

The accompanying notes are an integral part of these financial statements.
23

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Pioneer High Yield Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$216	$146	$190	$1,124	$—
Expenses:
Mortality and expense risk charges	23	73	37	87	193
Total expenses	23	73	37	87	193
Net investment income (loss)	193	73	153	1,037	(193)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	187	1,910	605	(291)	2,883
Capital gains distributions	711	2,492	985	—	5,885
Total realized gain (loss) on investments
and capital gains distributions	898	4,402	1,590	(291)	8,768
Net unrealized appreciation
(depreciation) of investments	(1,300)	(4,933)	(1,614)	(1,653)	(8,089)
Net realized and unrealized gain (loss)
on investments	(402)	(531)	(24)	(1,944)	679
Net increase (decrease) in net assets
resulting from operations	$(209)	$(458)	$129	$(907)	$486
The accompanying notes are an integral part of these financial statements.
24

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	VY® Templeton Foreign Equity Portfolio - Initial Class	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$495	$3	$8	$36	$154
Expenses:
Mortality and expense risk charges	54	1	1	1	22
Total expenses	54	1	1	1	22
Net investment income (loss)	441	2	7	35	132

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	402	—	1	(19)	372
Capital gains distributions	—	—	—	—	353
Total realized gain (loss) on investments
and capital gains distributions	402	—	1	(19)	725
Net unrealized appreciation
(depreciation) of investments	(1,247)	(3)	(12)	(21)	(975)
Net realized and unrealized gain (loss)
on investments	(845)	(3)	(11)	(40)	(250)
Net increase (decrease) in net assets
resulting from operations	$(404)	$(1)	$(4)	$(5)	$(118)

The accompanying notes are an integral part of these financial statements.
25

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Global Value Advantage Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class S
Net investment income (loss)
Investment Income:
Dividends	$63	$253	$95	$74	$613
Expenses:
Mortality and expense risk charges	25	90	25	23	142
Total expenses	25	90	25	23	142
Net investment income (loss)	38	163	70	51	471

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(52)	1,092	700	1,197	392
Capital gains distributions	—	—	1,412	—	—
Total realized gain (loss) on investments
and capital gains distributions	(52)	1,092	2,112	1,197	392
Net unrealized appreciation
(depreciation) of investments	(678)	(1,188)	(2,388)	(1,487)	(1,371)
Net realized and unrealized gain (loss)
on investments	(730)	(96)	(276)	(290)	(979)
Net increase (decrease) in net assets
resulting from operations	$(692)	$67	$(206)	$(239)	$(508)

The accompanying notes are an integral part of these financial statements.
26

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$484	$99	$97	$45	$35
Expenses:
Mortality and expense risk charges	241	13	25	18	14
Total expenses	241	13	25	18	14
Net investment income (loss)	243	86	72	27	21

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,791	421	357	566	36
Capital gains distributions	—	—	77	—	280
Total realized gain (loss) on investments
and capital gains distributions	3,791	421	434	566	316
Net unrealized appreciation
(depreciation) of investments	(1,232)	(418)	(746)	(635)	(537)
Net realized and unrealized gain (loss)
on investments	2,559	3	(312)	(69)	(221)
Net increase (decrease) in net assets
resulting from operations	$2,802	$89	$(240)	$(42)	$(200)

The accompanying notes are an integral part of these financial statements.
27

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Operations
For the Year Ended December 31, 2015
(Dollars in thousands)

	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$25	$125	$—	$—
Expenses:
Mortality and expense risk charges	48	16	5	35
Total expenses	48	16	5	35
Net investment income (loss)	(23)	109	(5)	(35)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	574	(47)	165	526
Capital gains distributions	1,449	10	363	711
Total realized gain (loss) on investments
and capital gains distributions	2,023	(37)	528	1,237
Net unrealized appreciation
(depreciation) of investments	(2,112)	(100)	(498)	(1,315)
Net realized and unrealized gain (loss)
on investments	(89)	(137)	30	(78)
Net increase (decrease) in net assets
resulting from operations	$(112)	$(28)	$25	$(113)

The accompanying notes are an integral part of these financial statements.
28

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Invesco V.I. Core Equity Fund - Series I Shares	Growth Fund - Class 2	Growth-Income Fund - Class 2	International Fund - Class 2
Net assets at January 1, 2014	$6,786	$52,581	$31,330	$48,698

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	279	346	547
Total realized gain (loss) on investments
and capital gains distributions	363	5,033	2,118	2,313
Net unrealized appreciation (depreciation)
of investments	115	(1,128)	757	(4,291)
Net increase (decrease) in net assets resulting from operations	490	4,184	3,221	(1,431)
Changes from principal transactions:
Premiums	—	3,323	3,037	3,027
Surrenders and withdrawals	(417)	(2,216)	(1,050)	(2,171)
Cost of insurance and administrative charges	(250)	(2,496)	(1,828)	(2,027)
Benefit payments	—	—	—	(2)
Transfers between Divisions
(including fixed account), net	(154)	(1,258)	(323)	883
Increase (decrease) in net assets derived from
principal transactions	(821)	(2,647)	(164)	(290)
Total increase (decrease) in net assets	(331)	1,537	3,057	(1,721)
Net assets at December 31, 2014	6,455	54,118	34,387	46,977

Increase (decrease) in net assets
Operations:
Net investment income (loss)	27	180	349	610
Total realized gain (loss) on investments
and capital gains distributions	843	15,945	5,822	3,973
Net unrealized appreciation (depreciation)
of investments	(1,249)	(12,639)	(5,767)	(7,022)
Net increase (decrease) in net assets resulting from operations	(379)	3,486	404	(2,439)
Changes from principal transactions:
Premiums	—	3,102	2,727	2,743
Surrenders and withdrawals	(268)	(3,012)	(1,359)	(2,366)
Cost of insurance and administrative charges	(221)	(2,509)	(1,720)	(1,969)
Benefit payments	—	(4)	(4)	(2)
Transfers between Divisions
(including fixed account), net	(98)	(2,133)	(2,105)	3,120
Increase (decrease) in net assets derived from
principal transactions	(587)	(4,556)	(2,461)	1,526
Total increase (decrease) in net assets	(966)	(1,070)	(2,057)	(913)
Net assets at December 31, 2015	$5,489	$53,048	$32,330	$46,064

The accompanying notes are an integral part of these financial statements.
29

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	BlackRock Global Allocation V.I. Fund - Class III	Fidelity® VIP Equity-Income Portfolio - Service Class	Fidelity® VIP Contrafund® Portfolio - Service Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Net assets at January 1, 2014	$13,360	$5,691	$27,683	$253

Increase (decrease) in net assets
Operations:
Net investment income (loss)	303	171	193	5
Total realized gain (loss) on investments
and capital gains distributions	1,367	383	2,287	1
Net unrealized appreciation (depreciation)
of investments	(1,436)	(123)	797	8
Net increase (decrease) in net assets resulting from operations	234	431	3,277	14
Changes from principal transactions:
Premiums	2,307	319	2,084	—
Surrenders and withdrawals	(461)	(203)	(1,314)	—
Cost of insurance and administrative charges	(1,037)	(275)	(1,146)	(10)
Benefit payments	—	—	(125)	—
Transfers between Divisions
(including fixed account), net	288	1,016	2,235	(2)
Increase (decrease) in net assets derived from
principal transactions	1,097	857	1,734	(12)
Total increase (decrease) in net assets	1,331	1,288	5,011	2
Net assets at December 31, 2014	14,691	6,979	32,694	255

Increase (decrease) in net assets
Operations:
Net investment income (loss)	118	169	207	5
Total realized gain (loss) on investments
and capital gains distributions	855	788	4,740	1
Net unrealized appreciation (depreciation)
of investments	(971)	(1,224)	(4,788)	(9)
Net increase (decrease) in net assets resulting from operations	2	(267)	159	(3)
Changes from principal transactions:
Premiums	2,361	245	2,000	—
Surrenders and withdrawals	(629)	(104)	(886)	(5)
Cost of insurance and administrative charges	(789)	(246)	(1,191)	(11)
Benefit payments	—	—	—	—
Transfers between Divisions
(including fixed account), net	(4,523)	(901)	(2,024)	(4)
Increase (decrease) in net assets derived from
principal transactions	(3,580)	(1,006)	(2,101)	(20)
Total increase (decrease) in net assets	(3,578)	(1,273)	(1,942)	(23)
Net assets at December 31, 2015	$11,113	$5,706	$30,752	$232

The accompanying notes are an integral part of these financial statements.
30

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	M Capital Appreciation Fund	M International Equity Fund	M Large Cap Growth Fund	M Large Cap Value Fund
Net assets at January 1, 2014	$9,803	$13,444	$4,401	$2,280

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(63)	177	(14)	13
Total realized gain (loss) on investments
and capital gains distributions	1,711	907	688	357
Net unrealized appreciation (depreciation)
of investments	(699)	(1,952)	(262)	(171)
Net increase (decrease) in net assets resulting from operations	949	(868)	412	199
Changes from principal transactions:
Premiums	41	57	54	52
Surrenders and withdrawals	(68)	(161)	(68)	(77)
Cost of insurance and administrative charges	(122)	(174)	(86)	(71)
Benefit payments	—	—	—	—
Transfers between Divisions
(including fixed account), net	(1,502)	(2,269)	(168)	(60)
Increase (decrease) in net assets derived from
principal transactions	(1,651)	(2,547)	(268)	(156)
Total increase (decrease) in net assets	(702)	(3,415)	144	43
Net assets at December 31, 2014	9,101	10,029	4,545	2,323

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(65)	90	(16)	35
Total realized gain (loss) on investments
and capital gains distributions	1,110	273	1,245	466
Net unrealized appreciation (depreciation)
of investments	(1,700)	(584)	(1,022)	(591)
Net increase (decrease) in net assets resulting from operations	(655)	(221)	207	(90)
Changes from principal transactions:
Premiums	43	88	50	47
Surrenders and withdrawals	(21)	(80)	(35)	(35)
Cost of insurance and administrative charges	(139)	(182)	(104)	(77)
Benefit payments	—	—	—	—
Transfers between Divisions
(including fixed account), net	6	(1,226)	266	1,202
Increase (decrease) in net assets derived from
principal transactions	(111)	(1,400)	177	1,137
Total increase (decrease) in net assets	(766)	(1,621)	384	1,047
Net assets at December 31, 2015	$8,335	$8,408	$4,929	$3,370

The accompanying notes are an integral part of these financial statements.
31

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Neuberger Berman AMT Socially Responsive Portfolio - I Class	Van Eck VIP Global Hard Assets Fund - Initial Class	Voya Balanced Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I
Net assets at January 1, 2014	$1,659	$2,975	$8,308	$35,686

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(13)	125	2,107
Total realized gain (loss) on investments
and capital gains distributions	164	(36)	211	959
Net unrealized appreciation (depreciation)
of investments	(9)	(403)	321	648
Net increase (decrease) in net assets resulting from operations	156	(452)	657	3,714
Changes from principal transactions:
Premiums	160	—	647	4,068
Surrenders and withdrawals	(291)	(142)	(406)	(2,539)
Cost of insurance and administrative charges	(77)	(75)	(647)	(3,445)
Benefit payments	(1)	—	—	(234)
Transfers between Divisions
(including fixed account), net	(10)	(470)	2,857	34,403
Increase (decrease) in net assets derived from
principal transactions	(219)	(687)	2,451	32,253
Total increase (decrease) in net assets	(63)	(1,139)	3,108	35,967
Net assets at December 31, 2014	1,596	1,836	11,416	71,653

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	(9)	171	2,309
Total realized gain (loss) on investments
and capital gains distributions	230	(261)	713	541
Net unrealized appreciation (depreciation)
of investments	(244)	(195)	(1,100)	(2,645)
Net increase (decrease) in net assets resulting from operations	(9)	(465)	(216)	205
Changes from principal transactions:
Premiums	145	—	622	3,929
Surrenders and withdrawals	(100)	(67)	(882)	(3,223)
Cost of insurance and administrative charges	(83)	(49)	(655)	(3,773)
Benefit payments	—	—	—	(2)
Transfers between Divisions
(including fixed account), net	(40)	(421)	(347)	3,806
Increase (decrease) in net assets derived from
principal transactions	(78)	(537)	(1,262)	737
Total increase (decrease) in net assets	(87)	(1,002)	(1,478)	942
Net assets at December 31, 2015	$1,509	$834	$9,938	$72,595

The accompanying notes are an integral part of these financial statements.
32

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Global Perspectives Portfolio - Class I	Voya Global Resources Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Institutional Class
Net assets at January 1, 2014	$181	$12,475	$30,788	$6,089

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	135	(42)	261
Total realized gain (loss) on investments
and capital gains distributions	1	(104)	7,217	328
Net unrealized appreciation (depreciation)
of investments	8	(1,706)	(2,568)	291
Net increase (decrease) in net assets resulting from operations	9	(1,675)	4,607	880
Changes from principal transactions:
Premiums	109	922	2,110	878
Surrenders and withdrawals	—	(400)	(1,811)	(496)
Cost of insurance and administrative charges	(21)	(787)	(1,822)	(598)
Benefit payments	—	—	(20)	—
Transfers between Divisions
(including fixed account), net	94	(179)	11,384	11,869
Increase (decrease) in net assets derived from
principal transactions	182	(444)	9,841	11,653
Total increase (decrease) in net assets	191	(2,119)	14,448	12,533
Net assets at December 31, 2014	372	10,356	45,236	18,622

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11	198	39	237
Total realized gain (loss) on investments
and capital gains distributions	18	(2,034)	8,584	1,351
Net unrealized appreciation (depreciation)
of investments	(44)	1,594	(6,125)	(2,379)
Net increase (decrease) in net assets resulting from operations	(15)	(242)	2,498	(791)
Changes from principal transactions:
Premiums	82	125	2,280	1,048
Surrenders and withdrawals	(1)	(37)	(2,293)	(704)
Cost of insurance and administrative charges	(30)	(109)	(2,251)	(837)
Benefit payments	—	—	—	—
Transfers between Divisions
(including fixed account), net	(83)	(10,093)	(4,908)	(2,194)
Increase (decrease) in net assets derived from
principal transactions	(32)	(10,114)	(7,172)	(2,687)
Total increase (decrease) in net assets	(47)	(10,356)	(4,674)	(3,478)
Net assets at December 31, 2015	$325	$—	$40,562	$15,144

The accompanying notes are an integral part of these financial statements.
33

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Limited Maturity Bond Portfolio - Service Class	Voya Liquid Assets Portfolio - Initial Class	Voya Liquid Assets Portfolio - Service Class	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class
Net assets at January 1, 2014	$21,326	$33,144	$31,513	$1,481

Increase (decrease) in net assets
Operations:
Net investment income (loss)	68	(241)	—	20
Total realized gain (loss) on investments
and capital gains distributions	(120)	4	4	197
Net unrealized appreciation (depreciation)
of investments	109	—	—	100
Net increase (decrease) in net assets resulting from operations	57	(237)	4	317
Changes from principal transactions:
Premiums	1,550	6,944	6,011	—
Surrenders and withdrawals	(716)	(5,113)	(5,222)	—
Cost of insurance and administrative charges	(1,172)	(7,129)	(2,894)	—
Benefit payments	(115)	(9,590)	(7,616)	—
Transfers between Divisions
(including fixed account), net	1,305	15,717	7,134	898
Increase (decrease) in net assets derived from
principal transactions	852	829	(2,587)	898
Total increase (decrease) in net assets	909	592	(2,583)	1,215
Net assets at December 31, 2014	22,235	33,736	28,930	2,696

Increase (decrease) in net assets
Operations:
Net investment income (loss)	157	(253)	—	8
Total realized gain (loss) on investments
and capital gains distributions	(79)	3	2	462
Net unrealized appreciation (depreciation)
of investments	(41)	—	—	(485)
Net increase (decrease) in net assets resulting from operations	37	(250)	2	(15)
Changes from principal transactions:
Premiums	1,289	7,510	5,770	—
Surrenders and withdrawals	(1,085)	(4,282)	(7,252)	—
Cost of insurance and administrative charges	(1,128)	(8,059)	(2,624)	—
Benefit payments	—	(2,068)	(1,285)	—
Transfers between Divisions
(including fixed account), net	3,400	10,475	(1,493)	(929)
Increase (decrease) in net assets derived from
principal transactions	2,476	3,576	(6,884)	(929)
Total increase (decrease) in net assets	2,513	3,326	(6,882)	(944)
Net assets at December 31, 2015	$24,748	$37,062	$22,048	$1,752

The accompanying notes are an integral part of these financial statements.
34

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Retirement Growth Portfolio - Institutional Class	Voya Retirement Moderate Growth Portfolio - Institutional Class	Voya Retirement Moderate Portfolio - Institutional Class	Voya U.S. Stock Index Portfolio - Institutional Class
Net assets at January 1, 2014	$34,039	$17,191	$9,718	$157,986

Increase (decrease) in net assets
Operations:
Net investment income (loss)	609	307	271	2,051
Total realized gain (loss) on investments
and capital gains distributions	1,458	884	311	19,075
Net unrealized appreciation (depreciation)
of investments	(282)	(198)	(66)	(1,938)
Net increase (decrease) in net assets resulting from operations	1,785	993	516	19,188
Changes from principal transactions:
Premiums	2,691	1,121	481	5,096
Surrenders and withdrawals	(2,020)	(1,248)	(566)	(5,756)
Cost of insurance and administrative charges	(1,720)	(742)	(341)	(6,291)
Benefit payments	(58)	—	—	(1)
Transfers between Divisions
(including fixed account), net	(2,274)	(827)	(184)	(4,949)
Increase (decrease) in net assets derived from
principal transactions	(3,381)	(1,696)	(610)	(11,901)
Total increase (decrease) in net assets	(1,596)	(703)	(94)	7,287
Net assets at December 31, 2014	32,443	16,488	9,624	165,273

Increase (decrease) in net assets
Operations:
Net investment income (loss)	644	254	67	1,999
Total realized gain (loss) on investments
and capital gains distributions	1,051	1,409	855	14,922
Net unrealized appreciation (depreciation)
of investments	(2,284)	(1,829)	(1,045)	(16,000)
Net increase (decrease) in net assets resulting from operations	(589)	(166)	(123)	921
Changes from principal transactions:
Premiums	2,681	956	428	4,547
Surrenders and withdrawals	(1,573)	(542)	(1,620)	(4,347)
Cost of insurance and administrative charges	(1,624)	(686)	(352)	(6,322)
Benefit payments	—	—	—	—
Transfers between Divisions
(including fixed account), net	(422)	(1,606)	208	(2,673)
Increase (decrease) in net assets derived from
principal transactions	(938)	(1,878)	(1,336)	(8,795)
Total increase (decrease) in net assets	(1,527)	(2,044)	(1,459)	(7,874)
Net assets at December 31, 2015	$30,916	$14,444	$8,165	$157,399

The accompanying notes are an integral part of these financial statements.
35

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Service Class	VY® DFA World Equity Portfolio - Institutional Class	VY® FMR Diversified Mid Cap Portfolio - Institutional Class	VY® Franklin Templeton Founding Strategy Portfolio - Institutional Class
Net assets at January 1, 2014	$10,944	$2,059	$16,744	$1,320

Increase (decrease) in net assets
Operations:
Net investment income (loss)	88	43	(9)	35
Total realized gain (loss) on investments
and capital gains distributions	334	117	4,910	76
Net unrealized appreciation (depreciation)
of investments	982	(172)	(3,944)	(52)
Net increase (decrease) in net assets resulting from operations	1,404	(12)	957	59
Changes from principal transactions:
Premiums	555	310	1,021	178
Surrenders and withdrawals	(706)	(109)	(698)	(81)
Cost of insurance and administrative charges	(534)	(253)	(779)	(114)
Benefit payments	—	—	(1)	—
Transfers between Divisions
(including fixed account), net	147	547	(1,101)	515
Increase (decrease) in net assets derived from
principal transactions	(538)	495	(1,558)	498
Total increase (decrease) in net assets	866	483	(601)	557
Net assets at December 31, 2014	11,810	2,542	16,143	1,877

Increase (decrease) in net assets
Operations:
Net investment income (loss)	301	80	(2)	193
Total realized gain (loss) on investments
and capital gains distributions	686	102	3,558	(43)
Net unrealized appreciation (depreciation)
of investments	(1,258)	(134)	(3,882)	(144)
Net increase (decrease) in net assets resulting from operations	(271)	48	(326)	6
Changes from principal transactions:
Premiums	594	227	789	216
Surrenders and withdrawals	(460)	(22)	(756)	(58)
Cost of insurance and administrative charges	(587)	(172)	(793)	(101)
Benefit payments	—	—	—	—
Transfers between Divisions
(including fixed account), net	677	(2,623)	906	(1,940)
Increase (decrease) in net assets derived from
principal transactions	224	(2,590)	146	(1,883)
Total increase (decrease) in net assets	(47)	(2,542)	(180)	(1,877)
Net assets at December 31, 2015	$11,763	$—	$15,963	$—

The accompanying notes are an integral part of these financial statements.
36

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
Net assets at January 1, 2014	$12,796	$31,982	$31,624	$66,527

Increase (decrease) in net assets
Operations:
Net investment income (loss)	93	208	(9)	877
Total realized gain (loss) on investments
and capital gains distributions	2,347	1,918	5,347	8,162
Net unrealized appreciation (depreciation)
of investments	(1,452)	(2,287)	(2,991)	(1,081)
Net increase (decrease) in net assets resulting from operations	988	(161)	2,347	7,958
Changes from principal transactions:
Premiums	668	2,079	1,284	5,813
Surrenders and withdrawals	(527)	(946)	(1,024)	(3,899)
Cost of insurance and administrative charges	(376)	(1,163)	(1,213)	(4,423)
Benefit payments	—	—	(1)	(27)
Transfers between Divisions
(including fixed account), net	(2,238)	(4,492)	(2,016)	1,216
Increase (decrease) in net assets derived from
principal transactions	(2,473)	(4,522)	(2,970)	(1,320)
Total increase (decrease) in net assets	(1,485)	(4,683)	(623)	6,638
Net assets at December 31, 2014	11,311	27,299	31,001	73,165

Increase (decrease) in net assets
Operations:
Net investment income (loss)	328	280	(39)	880
Total realized gain (loss) on investments
and capital gains distributions	2,109	1,037	5,486	14,371
Net unrealized appreciation (depreciation)
of investments	(2,787)	(5,858)	(6,594)	(11,477)
Net increase (decrease) in net assets resulting from operations	(350)	(4,541)	(1,147)	3,774
Changes from principal transactions:
Premiums	676	2,007	1,224	6,084
Surrenders and withdrawals	(471)	(931)	(1,459)	(3,509)
Cost of insurance and administrative charges	(375)	(1,097)	(1,209)	(4,703)
Benefit payments	—	—	—	—
Transfers between Divisions
(including fixed account), net	(243)	2,224	570	(1,936)
Increase (decrease) in net assets derived from
principal transactions	(413)	2,203	(874)	(4,064)
Total increase (decrease) in net assets	(763)	(2,338)	(2,021)	(290)
Net assets at December 31, 2015	$10,548	$24,961	$28,980	$72,875
The accompanying notes are an integral part of these financial statements.
37

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® T. Rowe Price Equity Income Portfolio - Institutional Class	VY® T. Rowe Price International Stock Portfolio - Institutional Class	Voya Aggregate Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class
Net assets at January 1, 2014	$30,952	$9,066	$7,980	$16,876

Increase (decrease) in net assets
Operations:
Net investment income (loss)	542	93	130	21
Total realized gain (loss) on investments
and capital gains distributions	3,791	185	(44)	(41)
Net unrealized appreciation (depreciation)
of investments	(1,986)	(377)	287	(18)
Net increase (decrease) in net assets resulting from operations	2,347	(99)	373	(38)
Changes from principal transactions:
Premiums	1,485	—	—	1,205
Surrenders and withdrawals	(791)	—	(1,131)	(759)
Cost of insurance and administrative charges	(1,258)	—	(240)	(710)
Benefit payments	—	—	—	—
Transfers between Divisions
(including fixed account), net	(1,135)	348	(297)	(501)
Increase (decrease) in net assets derived from
principal transactions	(1,699)	348	(1,668)	(765)
Total increase (decrease) in net assets	648	249	(1,295)	(803)
Net assets at December 31, 2014	31,600	9,315	6,685	16,073

Increase (decrease) in net assets
Operations:
Net investment income (loss)	536	83	302	(65)
Total realized gain (loss) on investments
and capital gains distributions	4,870	655	(49)	(292)
Net unrealized appreciation (depreciation)
of investments	(7,478)	(906)	(231)	(389)
Net increase (decrease) in net assets resulting from operations	(2,072)	(168)	22	(746)
Changes from principal transactions:
Premiums	1,278	—	—	864
Surrenders and withdrawals	(1,677)	—	(622)	(691)
Cost of insurance and administrative charges	(1,209)	—	(116)	(639)
Benefit payments	—	—	—	—
Transfers between Divisions
(including fixed account), net	(2,108)	(499)	(5,969)	(542)
Increase (decrease) in net assets derived from
principal transactions	(3,716)	(499)	(6,707)	(1,008)
Total increase (decrease) in net assets	(5,788)	(667)	(6,685)	(1,754)
Net assets at December 31, 2015	$25,812	$8,648	$—	$14,319

The accompanying notes are an integral part of these financial statements.
38

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Solution Moderately Aggressive Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® Baron Growth Portfolio - Initial Class	VY® Columbia Small Cap Value II Portfolio - Initial Class
Net assets at January 1, 2014	$—	$91	$17,134	$9,163

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	(12)	5
Total realized gain (loss) on investments
and capital gains distributions	—	19	1,465	910
Net unrealized appreciation (depreciation)
of investments	—	(10)	(950)	(575)
Net increase (decrease) in net assets resulting from operations	—	10	503	340
Changes from principal transactions:
Premiums	—	—	830	401
Surrenders and withdrawals	—	(7)	(617)	(259)
Cost of insurance and administrative charges	—	(5)	(550)	(411)
Benefit payments	—	—	(1)	—
Transfers between Divisions
(including fixed account), net	—	(6)	(2,235)	(312)
Increase (decrease) in net assets derived from
principal transactions	—	(18)	(2,573)	(581)
Total increase (decrease) in net assets	—	(8)	(2,070)	(241)
Net assets at December 31, 2014	—	83	15,064	8,922

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	1	25	20
Total realized gain (loss) on investments
and capital gains distributions	(27)	23	1,930	874
Net unrealized appreciation (depreciation)
of investments	(92)	(25)	(2,682)	(1,114)
Net increase (decrease) in net assets resulting from operations	(122)	(1)	(727)	(220)
Changes from principal transactions:
Premiums	128	—	712	343
Surrenders and withdrawals	(15)	(15)	(615)	(541)
Cost of insurance and administrative charges	(74)	(4)	(545)	(421)
Benefit payments	—	—	—	—
Transfers between Divisions
(including fixed account), net	2,695	(1)	(1,032)	(277)
Increase (decrease) in net assets derived from
principal transactions	2,734	(20)	(1,480)	(896)
Total increase (decrease) in net assets	2,612	(21)	(2,207)	(1,116)
Net assets at December 31, 2015	$2,612	$62	$12,857	$7,806

The accompanying notes are an integral part of these financial statements.
39

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® Invesco Comstock Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Initial Class
Net assets at January 1, 2014	$9,347	$2,890	$23,197	$13,236

Increase (decrease) in net assets
Operations:
Net investment income (loss)	160	133	143	93
Total realized gain (loss) on investments
and capital gains distributions	1,392	503	3,348	1,593
Net unrealized appreciation (depreciation)
of investments	(783)	(253)	(374)	(1,465)
Net increase (decrease) in net assets resulting from operations	769	383	3,117	221
Changes from principal transactions:
Premiums	497	536	134	831
Surrenders and withdrawals	(440)	(206)	(1,068)	(748)
Cost of insurance and administrative charges	(423)	(361)	(780)	(440)
Benefit payments	—	—	(1)	(6)
Transfers between Divisions
(including fixed account), net	(983)	6,413	(2,757)	(3,577)
Increase (decrease) in net assets derived from
principal transactions	(1,349)	6,382	(4,472)	(3,940)
Total increase (decrease) in net assets	(580)	6,765	(1,355)	(3,719)
Net assets at December 31, 2014	8,767	9,655	21,842	9,517

Increase (decrease) in net assets
Operations:
Net investment income (loss)	173	193	73	153
Total realized gain (loss) on investments
and capital gains distributions	659	898	4,402	1,590
Net unrealized appreciation (depreciation)
of investments	(1,293)	(1,300)	(4,933)	(1,614)
Net increase (decrease) in net assets resulting from operations	(461)	(209)	(458)	129
Changes from principal transactions:
Premiums	576	750	(1)	780
Surrenders and withdrawals	(669)	(537)	(1,099)	(285)
Cost of insurance and administrative charges	(379)	(543)	(621)	(493)
Benefit payments	—	—	—	—
Transfers between Divisions
(including fixed account), net	(779)	156	(3,691)	2,346
Increase (decrease) in net assets derived from
principal transactions	(1,251)	(174)	(5,412)	2,348
Total increase (decrease) in net assets	(1,712)	(383)	(5,870)	2,477
Net assets at December 31, 2015	$7,055	$9,272	$15,972	$11,994

The accompanying notes are an integral part of these financial statements.
40

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	VY® Pioneer High Yield Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® Templeton Foreign Equity Portfolio - Initial Class	Voya Strategic Allocation Conservative Portfolio - Class I
Net assets at January 1, 2014	$28,736	$36,509	$14,008	$100

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,166	(86)	273	2
Total realized gain (loss) on investments
and capital gains distributions	1,497	6,137	496	—
Net unrealized appreciation (depreciation)
of investments	(2,498)	(2,220)	(1,717)	4
Net increase (decrease) in net assets resulting from operations	165	3,831	(948)	6
Changes from principal transactions:
Premiums	1,248	1,242	808	—
Surrenders and withdrawals	(514)	(1,190)	(580)	—
Cost of insurance and administrative charges	(1,402)	(1,563)	(637)	(3)
Benefit payments	—	(9)	(2)	—
Transfers between Divisions
(including fixed account), net	(4,499)	(2,059)	(63)	—
Increase (decrease) in net assets derived from
principal transactions	(5,167)	(3,579)	(474)	(3)
Total increase (decrease) in net assets	(5,002)	252	(1,422)	3
Net assets at December 31, 2014	23,734	36,761	12,586	103

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,037	(193)	441	2
Total realized gain (loss) on investments
and capital gains distributions	(291)	8,768	402	—
Net unrealized appreciation (depreciation)
of investments	(1,653)	(8,089)	(1,247)	(3)
Net increase (decrease) in net assets resulting from operations	(907)	486	(404)	(1)
Changes from principal transactions:
Premiums	836	1,361	752	—
Surrenders and withdrawals	(1,953)	(1,624)	(331)	—
Cost of insurance and administrative charges	(1,161)	(1,659)	(630)	(3)
Benefit payments	—	—	—	—
Transfers between Divisions
(including fixed account), net	(2,878)	2,011	(1,008)	—
Increase (decrease) in net assets derived from
principal transactions	(5,156)	89	(1,217)	(3)
Total increase (decrease) in net assets	(6,063)	575	(1,621)	(4)
Net assets at December 31, 2015	$17,671	$37,336	$10,965	$99

The accompanying notes are an integral part of these financial statements.
41

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class I	Voya Global Value Advantage Portfolio - Class I
Net assets at January 1, 2014	$365	$1,343	$9,579	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	30	160	—
Total realized gain (loss) on investments
and capital gains distributions	2	(13)	1,744	—
Net unrealized appreciation (depreciation)
of investments	13	68	(922)	—
Net increase (decrease) in net assets resulting from operations	21	85	982	—
Changes from principal transactions:
Premiums	—	—	272	—
Surrenders and withdrawals	(11)	(7)	(1,028)	—
Cost of insurance and administrative charges	(15)	(98)	(371)	—
Benefit payments	—	—	—	—
Transfers between Divisions
(including fixed account), net	(52)	6	(147)	—
Increase (decrease) in net assets derived from
principal transactions	(78)	(99)	(1,274)	—
Total increase (decrease) in net assets	(57)	(14)	(292)	—
Net assets at December 31, 2014	308	1,329	9,287	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	35	132	38
Total realized gain (loss) on investments
and capital gains distributions	1	(19)	725	(52)
Net unrealized appreciation (depreciation)
of investments	(12)	(21)	(975)	(678)
Net increase (decrease) in net assets resulting from operations	(4)	(5)	(118)	(692)
Changes from principal transactions:
Premiums	—	—	293	751
Surrenders and withdrawals	(7)	(71)	(896)	(303)
Cost of insurance and administrative charges	(10)	(105)	(325)	(588)
Benefit payments	—	—	—	—
Transfers between Divisions
(including fixed account), net	(6)	(1)	(950)	12,112
Increase (decrease) in net assets derived from
principal transactions	(23)	(177)	(1,878)	11,972
Total increase (decrease) in net assets	(27)	(182)	(1,996)	11,280
Net assets at December 31, 2015	$281	$1,147	$7,291	$11,280

The accompanying notes are an integral part of these financial statements.
42

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class S
Net assets at January 1, 2014	$17,601	$10,109	$12,367	$24,265

Increase (decrease) in net assets
Operations:
Net investment income (loss)	173	57	38	(4)
Total realized gain (loss) on investments
and capital gains distributions	975	1,528	2,219	1,505
Net unrealized appreciation (depreciation)
of investments	1,060	(606)	(1,771)	(2,966)
Net increase (decrease) in net assets resulting from operations	2,208	979	486	(1,465)
Changes from principal transactions:
Premiums	410	695	306	1,021
Surrenders and withdrawals	(1,402)	(1,263)	(1,738)	(973)
Cost of insurance and administrative charges	(534)	(558)	(426)	(1,024)
Benefit payments	—	—	—	—
Transfers between Divisions
(including fixed account), net	(838)	549	(1,902)	(502)
Increase (decrease) in net assets derived from
principal transactions	(2,364)	(577)	(3,760)	(1,478)
Total increase (decrease) in net assets	(156)	402	(3,274)	(2,943)
Net assets at December 31, 2014	17,445	10,511	9,093	21,322

Increase (decrease) in net assets
Operations:
Net investment income (loss)	163	70	51	471
Total realized gain (loss) on investments
and capital gains distributions	1,092	2,112	1,197	392
Net unrealized appreciation (depreciation)
of investments	(1,188)	(2,388)	(1,487)	(1,371)
Net increase (decrease) in net assets resulting from operations	67	(206)	(239)	(508)
Changes from principal transactions:
Premiums	358	561	307	919
Surrenders and withdrawals	(1,013)	(635)	(999)	(835)
Cost of insurance and administrative charges	(508)	(469)	(342)	(1,030)
Benefit payments	—	—	—	—
Transfers between Divisions
(including fixed account), net	(1,084)	74	(1,619)	3,017
Increase (decrease) in net assets derived from
principal transactions	(2,247)	(469)	(2,653)	2,071
Total increase (decrease) in net assets	(2,180)	(675)	(2,892)	1,563
Net assets at December 31, 2015	$15,265	$9,836	$6,201	$22,885

The accompanying notes are an integral part of these financial statements.
43

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class I
Net assets at January 1, 2014	$39,651	$3,639	$5,756	$3,026

Increase (decrease) in net assets
Operations:
Net investment income (loss)	290	56	69	—
Total realized gain (loss) on investments
and capital gains distributions	2,830	160	572	369
Net unrealized appreciation (depreciation)
of investments	1,602	282	46	(25)
Net increase (decrease) in net assets resulting from operations	4,722	498	687	344
Changes from principal transactions:
Premiums	2,236	225	293	248
Surrenders and withdrawals	(2,241)	(63)	(536)	(67)
Cost of insurance and administrative charges	(2,324)	(239)	(285)	(161)
Benefit payments	(3)	—	(1)	—
Transfers between Divisions
(including fixed account), net	(999)	1,156	462	651
Increase (decrease) in net assets derived from
principal transactions	(3,331)	1,079	(67)	671
Total increase (decrease) in net assets	1,391	1,577	620	1,015
Net assets at December 31, 2014	41,042	5,216	6,376	4,041

Increase (decrease) in net assets
Operations:
Net investment income (loss)	243	86	72	27
Total realized gain (loss) on investments
and capital gains distributions	3,791	421	434	566
Net unrealized appreciation (depreciation)
of investments	(1,232)	(418)	(746)	(635)
Net increase (decrease) in net assets resulting from operations	2,802	89	(240)	(42)
Changes from principal transactions:
Premiums	2,055	235	364	303
Surrenders and withdrawals	(2,179)	(202)	(214)	(232)
Cost of insurance and administrative charges	(2,332)	(272)	(282)	(227)
Benefit payments	—	—	—	—
Transfers between Divisions
(including fixed account), net	294	1,037	(297)	979
Increase (decrease) in net assets derived from
principal transactions	(2,162)	798	(429)	823
Total increase (decrease) in net assets	640	887	(669)	781
Net assets at December 31, 2015	$41,682	$6,103	$5,707	$4,822

The accompanying notes are an integral part of these financial statements.
44

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I
Net assets at January 1, 2014	$2,879	$10,998	$3,814	$2,762

Increase (decrease) in net assets
Operations:
Net investment income (loss)	26	(42)	63	4
Total realized gain (loss) on investments
and capital gains distributions	557	1,642	(45)	481
Net unrealized appreciation (depreciation)
of investments	(471)	(1,010)	184	(264)
Net increase (decrease) in net assets resulting from operations	112	590	202	221
Changes from principal transactions:
Premiums	190	475	447	—
Surrenders and withdrawals	(78)	(595)	(46)	(65)
Cost of insurance and administrative charges	(123)	(444)	(449)	(84)
Benefit payments	—	—	—	—
Transfers between Divisions
(including fixed account), net	7	(332)	110	(34)
Increase (decrease) in net assets derived from
principal transactions	(4)	(896)	62	(183)
Total increase (decrease) in net assets	108	(306)	264	38
Net assets at December 31, 2014	2,987	10,692	4,078	2,800

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21	(23)	109	(5)
Total realized gain (loss) on investments
and capital gains distributions	316	2,023	(37)	528
Net unrealized appreciation (depreciation)
of investments	(537)	(2,112)	(100)	(498)
Net increase (decrease) in net assets resulting from operations	(200)	(112)	(28)	25
Changes from principal transactions:
Premiums	139	440	672	—
Surrenders and withdrawals	(92)	(289)	(217)	(222)
Cost of insurance and administrative charges	(113)	(436)	(555)	(84)
Benefit payments	—	—	—	—
Transfers between Divisions
(including fixed account), net	1,001	(1,153)	2,299	(150)
Increase (decrease) in net assets derived from
principal transactions	935	(1,438)	2,199	(456)
Total increase (decrease) in net assets	735	(1,550)	2,171	(431)
Net assets at December 31, 2015	$3,722	$9,142	$6,249	$2,369

The accompanying notes are an integral part of these financial statements.
45

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the Years Ended December 31, 2015 and 2014
(Dollars in thousands)

Voya SmallCap Opportunities Portfolio - Class I
Net assets at January 1, 2014	$8,007

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(32)
Total realized gain (loss) on investments
and capital gains distributions	1,103
Net unrealized appreciation (depreciation)
of investments	(702)
Net increase (decrease) in net assets resulting from operations	369
Changes from principal transactions:
Premiums	279
Surrenders and withdrawals	(403)
Cost of insurance and administrative charges	(236)
Benefit payments	—
Transfers between Divisions
(including fixed account), net	(114)
Increase (decrease) in net assets derived from
principal transactions	(474)
Total increase (decrease) in net assets	(105)
Net assets at December 31, 2014	7,902

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(35)
Total realized gain (loss) on investments
and capital gains distributions	1,237
Net unrealized appreciation (depreciation)
of investments	(1,315)
Net increase (decrease) in net assets resulting from operations	(113)
Changes from principal transactions:
Premiums	245
Surrenders and withdrawals	(447)
Cost of insurance and administrative charges	(242)
Benefit payments	—
Transfers between Divisions
(including fixed account), net	(873)
Increase (decrease) in net assets derived from
principal transactions	(1,317)
Total increase (decrease) in net assets	(1,430)
Net assets at December 31, 2015	$6,472

The accompanying notes are an integral part of these financial statements.
46

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

1.	Organization
Security Life of Denver Insurance Company Security Life Separate Account L1 (the “Account”) was established on November 3, 1993, by Security Life of Denver Insurance Company (“SLD” or the “Company”) to support the operations of variable universal life policies (“Policies”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya Financial”), a holding company domiciled in the State of Delaware.

In 2009, ING Groep N.V. (“ING”) announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya Financial, which together with its subsidiaries, including the Company, constituted ING's U.S.-based retirement, investment management, and insurance operations. On May 2, 2013, the common stock of Voya Financial began trading on the New York Stock Exchange under the symbol “VOYA.” On May 7, 2013 and May 31, 2013, Voya Financial completed its initial public offering of common stock, including the issuance and sale by Voya Financial of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. (“ING International”), an indirect, wholly owned subsidiary of ING and previously the sole stockholder of Voya Financial, of 44,201,773 shares of outstanding common stock of Voya Financial (collectively, “the IPO”). On September 30, 2013, ING International transferred all of its shares of Voya Financial common stock to ING.

On October 29, 2013, ING completed a sale of 37,950,000 shares of common stock of Voya Financial in a registered public offering (“Secondary Offering”), reducing ING's ownership of Voya Financial to 57%.

Throughout 2014, ING completed the sale of an aggregate of 82,783,006 shares of common stock of Voya Financial in a series of registered public offerings. Also during 2014, pursuant to the terms of share repurchase agreements between ING and Voya Financial, Voya Financial acquired 19,447,847 shares of its common stock from ING. As of the end of 2014, ING’s ownership of Voya Financial had been reduced to approximately 19%.

In March of 2015, ING completed a sale of 32,018,100 shares of common stock of Voya Financial in a registered public offering. Concurrently with this offering, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 13,599,274 shares of its common stock from ING.

As a result of these transactions, ING satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING to divest 100% of its ownership interest in Voya Financial together with its subsidiaries, by the end of 2016. ING continues to hold warrants to purchase up to 26,050,846 shares of Voya Financial common stock at an exercise price of $48.75, in each case subject to adjustments.

The Account supports the operations of the FirstLine Variable Universal Life, FirstLine II Variable Universal Life, Variable Survivorship Universal Life, Corporate Benefits Variable Universal Life, Strategic Investor Variable Universal Life, Asset Portfolio Manager Variable Universal Life, Estate Designer Variable Universal Life, Asset Accumulator Variable Universal Life, Voya Corporate Advantage Variable Universal Life, Voya Corporate Variable Universal Life, Voya VUL-CV, Voya VUL-ECV, Voya SVUL-CV, and Voya VUL-DB policies

47

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

(collectively, “Policies”) offered by the Company. The Account also includes Strategic Advantage, which is discontinued.

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. ReliaStar Life provides for variable accumulation and benefits under the Policies by crediting premiums to one or more divisions within the Account or the SLD fixed account (an investment option in the Company’s general account), as directed by the policyholders. The portion of the Account’s assets applicable to Policies will not be charged with liabilities arising out of any other business SLD may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of SLD. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of SLD.

At December 31, 2015, the Account had 65 investment divisions (the “Divisions”), 14 of which invest in independently managed mutual funds and 51 of which invest in a mutual funds managed by an affiliate, either Directed Services LLC (“DSL”) or Voya Investments, LLC (“VIL”). The assets in each Division are invested in shares of a designated Fund (“Fund”) of various investment trusts (the “Trusts”).

The Divisions with asset balances at December 31, 2015, and related Trusts are as follows:

AIM Variable Insurance Funds:
Invesco V.I. Core Equity Fund - Series I Shares
American Funds Insurance Series®:
Growth Fund - Class 2
Growth-Income Fund - Class 2
International Fund - Class 2
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
M Fund, Inc.:
M Capital Appreciation Fund
M International Equity Fund
M Large Cap Growth Fund
M Large Cap Value Fund
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Socially Responsive Portfolio - I Class
Van Eck VIP Trust:
Van Eck VIP Global Hard Assets Fund - Initial Class
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I

Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I
Voya Investors Trust:
Voya Global Perspectives Portfolio - Class I
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Limited Maturity Bond Portfolio - Service Class
Voya Liquid Assets Portfolio - Initial Class
Voya Liquid Assets Portfolio - Service Class
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class
Voya Retirement Growth Portfolio - Institutional Class
Voya Retirement Moderate Growth Portfolio - Institutional Class
Voya Retirement Moderate Portfolio - Institutional Class
Voya U.S. Stock Index Portfolio - Institutional Class
VY® Clarion Global Real Estate Portfolio - Service Class
VY® FMR Diversified Mid Cap Portfolio - Institutional Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class

48

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

Voya Investors Trust (continued):
VY® T. Rowe Price Equity Income Portfolio - Institutional Class
VY® T. Rowe Price International Stock Portfolio - Institutional Class
Voya Partners, Inc.:
Voya Global Bond Portfolio - Service Class
Voya Solution Moderately Aggressive Portfolio - Initial Class
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
VY® Baron Growth Portfolio - Initial Class
VY® Columbia Small Cap Value II Portfolio - Initial Class
VY® Invesco Comstock Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
VY® Oppenheimer Global Portfolio - Initial Class
VY® Pioneer High Yield Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® Templeton Foreign Equity Portfolio - Initial Class
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I

Voya Strategic Allocation Portfolios, Inc. (continued):
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I
Voya Variable Funds:
Voya Growth and Income Portfolio - Class I
Voya Variable Portfolios, Inc.:
Voya Global Value Advantage Portfolio - Class I
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Mid Cap Growth Index Portfolio - Class I
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class S
Voya U.S. Bond Index Portfolio - Class I
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class I

During 2015, the following Divisions were closed to policyholders:

Voya Investors Trust:
Voya Global Resources Portfolio - Institutional Class
VY® DFA World Equity Portfolio - Institutional Class
VY® Franklin Templeton Founding Strategy Portfolio - Institutional Class
Voya Partners, Inc.:
Voya Aggregate Bond Portfolio - Initial Class

2.	Significant Accounting Policies
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on

49

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of SLD, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to policyholders. Accordingly, earnings and realized capital gains of the Account attributable to the policyholders are excluded in the determination of the federal income tax liability of SLD, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

Policyholder Reserves

Policyholder reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the policyholders invested in the Account Divisions. To the extent that benefits to be paid to the policyholders exceed their account values, SLD will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to SLD.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to policyholder activity, including premiums, surrenders and withdrawals, cost of insurance, administrative charges and benefit payments. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) SLD related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by SLD).

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements were issued.

3.	Financial Instruments
The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

50

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2015 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2015. The Account had no liabilities as of December 31, 2015.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

▪
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

▪
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;

b)	Quoted prices for identical or similar assets or liabilities in non-active markets;

c)	Inputs other than quoted market prices that are observable; and

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.	Charges and Fees
Under the terms of the Policies, certain charges and fees are incurred by the Policies to cover SLD’s expenses in connection with the issuance and administration of the Policies. Following is a summary of these charges and fees:

Premium Expense Charge

SLD deducts a premium charge for certain Policies ranging from 3.00% to 15.00% of each premium payment as defined in the Policies. These charges are assessed through the redemption of units.

Mortality and Expense Risk Charges

For FirstLine, FirstLine II, Strategic Advantage, Variable Survivorship, Estate Designer, and Strategic Investor Policies (collectively, Class A Policies), charges are made directly against the assets of the Account Divisions and are reflected daily in the computation of the unit values of the Divisions. A daily deduction, at an annual rate of up to 0.75% of the average daily net asset

51

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

value of each Division of the Account, is charged to cover these risks, as specified in the Policies. These charges are assessed through a reduction in unit values.

Other Policy Charges

For the Corporate Benefits, Asset Portfolio Manager, Asset Accumulator, Voya Corporate, Voya VUL-CV, Voya VUL-ECV, Voya SVUL-CV, and Voya VUL-DB Policies (collectively, Class B Policies) and Voya Corporate Advantage, a monthly deduction, at an annual rate of up to 0.90% of the policyholder account value, is charged. These charges are assessed through the redemption of units.

The monthly cost of insurance charge varies based on the insured’s sex, issue age, policy year, rate class, and the face amount of policies. The monthly amount charged for optional insurance benefits varies based on a number of factors and is defined in the Policies. These charges are assessed through the redemption of units.

The monthly administrative charge is based on an established amount per $1,000 of base insurance coverage or an established per month charge, as defined in the Policies. These charges are assessed through the redemption of units.

Other Policy Deductions

The Variable Universal Life Policies provide for certain deductions for sales and tax loads from premium payments received from the policyholders and for surrender charges and taxes from amounts paid to policyholders. Such deductions are taken after the redemption of units in the Account and are not included in the Account financial statements. These charges are assessed through the redemption of units.

Fees Waived by SLD

Certain charges and fees for various types of Contracts may be waived by SLD. SLD reserves the right to discontinue these waivers at its discretion or to conform with the changes in the law.

5.	Related Party Transactions
During the year ended December 31, 2015, management fees were paid to DSL, an affiliate of the Company, in its capacity as investment adviser to Voya Investors Trust and Voya Partners, Inc. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.05% to 1.25% of the average net assets of each respective Fund.

Management fees were also paid to VIL, an affiliate of the Company, in its capacity as investment advisor to Voya Balanced Portfolio, Inc., Voya Intermediate Bond Portfolio, Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.17% to 0.84% of the average net assets of each respective Fund.

52

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

6.	Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2015 follow:

	Purchases	Sales
	(Dollars in thousands)
AIM Variable Insurance Funds:
Invesco V.I. Core Equity Fund - Series I Shares	$677	$625
American Funds Insurance Series®:
Growth Fund - Class 2	15,416	8,343
Growth-Income Fund - Class 2	7,380	4,631
International Fund - Class 2	8,783	3,916
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	3,502	6,233
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class	1,141	1,350
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class	5,937	4,930
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	7	22
M Fund, Inc.:
M Capital Appreciation Fund	1,405	624
M International Equity Fund	1,995	3,305
M Large Cap Growth Fund	2,621	1,658
M Large Cap Value Fund	2,169	725
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Socially Responsive Portfolio - I Class	294	228
Van Eck VIP Trust:
Van Eck VIP Global Hard Assets Fund - Initial Class	89	635
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	954	2,044
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	15,715	12,669
Voya Investors Trust:
Voya Global Perspectives Portfolio - Class I	126	130
Voya Global Resources Portfolio - Institutional Class	408	10,324
Voya Large Cap Growth Portfolio - Institutional Class	6,652	9,541
Voya Large Cap Value Portfolio - Institutional Class	2,594	4,170
Voya Limited Maturity Bond Portfolio - Service Class	7,403	4,770
Voya Liquid Assets Portfolio - Initial Class	17,061	13,735
Voya Liquid Assets Portfolio - Service Class	18,912	25,794
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	364	1,178
Voya Retirement Growth Portfolio - Institutional Class	2,981	3,275
Voya Retirement Moderate Growth Portfolio - Institutional Class	2,038	3,266
Voya Retirement Moderate Portfolio - Institutional Class	1,388	2,080
Voya U.S. Stock Index Portfolio - Institutional Class	21,404	14,222
VY® Clarion Global Real Estate Portfolio - Service Class	3,927	3,403
VY® DFA World Equity Portfolio - Institutional Class	581	2,824
VY® FMR Diversified Mid Cap Portfolio - Institutional Class	5,840	3,065
VY® Franklin Templeton Founding Strategy Portfolio - Institutional Class	2,072	3,381

53

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Investors Trust (continued):
VY® Invesco Growth and Income Portfolio - Service Class	$3,182	$1,744
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	6,286	2,104
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	6,764	4,137
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	17,152	10,855
VY® T. Rowe Price Equity Income Portfolio - Institutional Class	5,551	5,151
VY® T. Rowe Price International Stock Portfolio - Institutional Class	2,385	2,801
Voya Partners, Inc.:
Voya Aggregate Bond Portfolio - Initial Class	684	6,767
Voya Global Bond Portfolio - Service Class	1,099	2,172
Voya Solution Moderately Aggressive Portfolio - Initial Class	3,416	685
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	13	20
VY® Baron Growth Portfolio - Initial Class	2,490	2,856
VY® Columbia Small Cap Value II Portfolio - Initial Class	1,399	2,275
VY® Invesco Comstock Portfolio - Initial Class	749	1,828
VY® Invesco Equity and Income Portfolio - Initial Class	2,083	1,354
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	2,719	5,566
VY® Oppenheimer Global Portfolio - Initial Class	6,168	2,683
VY® Pioneer High Yield Portfolio - Initial Class	8,319	12,438
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	11,906	6,125
VY® Templeton Foreign Equity Portfolio - Initial Class	1,165	1,940
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	3	4
Voya Strategic Allocation Growth Portfolio - Class I	8	25
Voya Strategic Allocation Moderate Portfolio - Class I	41	183
Voya Variable Funds:
Voya Growth and Income Portfolio - Class I	815	2,208
Voya Variable Portfolios, Inc.:
Voya Global Value Advantage Portfolio - Class I	14,164	2,154
Voya Index Plus LargeCap Portfolio - Class I	636	2,720
Voya Index Plus MidCap Portfolio - Class I	3,587	2,574
Voya Index Plus SmallCap Portfolio - Class I	821	3,422
Voya International Index Portfolio - Class S	4,456	1,914
Voya Russell™ Large Cap Growth Index Portfolio - Class I	4,755	6,674
Voya Russell™ Large Cap Index Portfolio - Class I	2,194	1,310
Voya Russell™ Large Cap Value Index Portfolio - Class I	858	1,138
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	3,704	2,854
Voya Russell™ Small Cap Index Portfolio - Class I	1,743	507
Voya Small Company Portfolio - Class S	1,748	1,762
Voya U.S. Bond Index Portfolio - Class I	5,240	2,921
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	365	463
Voya SmallCap Opportunities Portfolio - Class I	2,763	3,404

54

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

7.	Changes in Units
The changes in units outstanding were as follows:

	Year ended December 31
	2015			2014
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AIM Variable Insurance Funds:
Invesco V.I. Core Equity Fund - Series I Shares	1,720	35,518	(33,798)	2,429	50,063	(47,634)
American Funds Insurance Series®:
Growth Fund - Class 2	228,484	375,634	(147,150)	296,252	391,996	(95,744)
Growth-Income Fund - Class 2	162,510	250,533	(88,023)	184,212	190,181	(5,969)
International Fund - Class 2	264,766	222,972	41,794	255,631	264,670	(9,039)
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	220,258	429,603	(209,345)	318,269	253,672	64,597
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class	28,029	81,230	(53,201)	138,837	97,007	41,830
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class	180,607	267,247	(86,640)	324,075	245,029	79,046
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	94	1,429	(1,335)	74	752	(678)
M Fund, Inc.:
M Capital Appreciation Fund	16,509	19,919	(3,410)	8,870	62,828	(53,958)
M International Equity Fund	107,652	167,613	(59,961)	52,606	184,893	(132,287)
M Large Cap Growth Fund	72,599	71,395	1,204	7,786	20,790	(13,004)
M Large Cap Value Fund	81,169	35,101	46,068	9,730	17,663	(7,933)
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Socially Responsive Portfolio - I Class	10,181	13,889	(3,708)	11,613	22,759	(11,146)
Van Eck VIP Trust:
Van Eck VIP Global Hard Assets Fund - Initial Class	2,466	18,756	(16,290)	241	15,833	(15,592)
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	83,376	170,118	(86,742)	300,445	124,740	175,705
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	968,034	930,974	37,060	2,612,834	788,736	1,824,098
55

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Year ended December 31
	2015			2014
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Investors Trust:
Voya Global Perspectives Portfolio - Class I	10,138	13,341	(3,203)	19,210	2,511	16,699
Voya Global Resources Portfolio - Institutional Class	—	360,572	(360,572)	135,415	156,836	(21,421)
Voya Large Cap Growth Portfolio - Institutional Class	169,280	416,270	(246,990)	777,965	415,263	362,702
Voya Large Cap Value Portfolio - Institutional Class	156,163	319,267	(163,104)	857,594	138,885	718,709
Voya Limited Maturity Bond Portfolio - Service Class	556,696	418,376	138,320	513,761	442,559	71,202
Voya Liquid Assets Portfolio - Initial Class	2,185,612	1,857,222	328,390	2,980,956	2,904,663	76,293
Voya Liquid Assets Portfolio - Service Class	1,667,115	2,178,373	(511,258)	1,935,591	2,127,729	(192,138)
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	13,047	59,254	(46,207)	63,615	13,971	49,644
Voya Retirement Growth Portfolio - Institutional Class	274,918	340,214	(65,296)	210,195	445,110	(234,915)
Voya Retirement Moderate Growth Portfolio - Institutional Class	128,818	252,139	(123,321)	132,789	247,206	(114,417)
Voya Retirement Moderate Portfolio - Institutional Class	71,724	165,204	(93,480)	117,346	160,434	(43,088)
Voya U.S. Stock Index Portfolio - Institutional Class	465,499	878,743	(413,244)	846,334	1,455,119	(608,785)
VY® Clarion Global Real Estate Portfolio - Service Class	343,467	329,010	14,457	219,424	269,776	(50,352)
VY® DFA World Equity Portfolio - Institutional Class	—	205,515	(205,515)	98,437	60,459	37,978
VY® FMR Diversified Mid Cap Portfolio - Institutional Class	208,266	204,991	3,275	198,017	289,438	(91,421)
VY® Franklin Templeton Founding Strategy Portfolio - Institutional Class	—	130,762	(130,762)	65,297	29,681	35,616
VY® Invesco Growth and Income Portfolio - Service Class	79,471	100,357	(20,886)	75,171	209,825	(134,654)
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	416,841	261,064	155,777	382,942	714,629	(331,687)
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	163,350	193,708	(30,358)	157,520	272,496	(114,976)
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	391,060	504,719	(113,659)	366,770	406,471	(39,701)
VY® T. Rowe Price Equity Income Portfolio - Institutional Class	103,838	249,277	(145,439)	152,313	213,881	(61,568)
VY® T. Rowe Price International Stock Portfolio - Institutional Class	154,833	187,204	(32,371)	87,614	67,802	19,812
Voya Partners, Inc.:
Voya Aggregate Bond Portfolio - Initial Class	—	396,219	(396,219)	2,000	99,899	(97,899)
Voya Global Bond Portfolio - Service Class	127,933	200,103	(72,170)	184,449	235,033	(50,584)
Voya Solution Moderately Aggressive Portfolio - Initial Class	349,195	78,125	271,070	—	—	—
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	6	796	(790)	8	745	(737)
VY® Baron Growth Portfolio - Initial Class	80,599	146,556	(65,957)	87,197	205,045	(117,848)
VY® Columbia Small Cap Value II Portfolio - Initial Class	104,207	153,414	(49,207)	129,230	168,719	(39,489)

56

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Year ended December 31
	2015			2014
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Partners, Inc. (continued):
VY® Invesco Comstock Portfolio - Initial Class	39,665	95,039	(55,374)	110,453	168,435	(57,982)
VY® Invesco Equity and Income Portfolio - Initial Class	80,542	87,171	(6,629)	355,123	55,786	299,337
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	5,571	147,018	(141,447)	36,115	164,322	(128,207)
VY® Oppenheimer Global Portfolio - Initial Class	248,006	152,450	95,556	83,399	279,196	(195,797)
VY® Pioneer High Yield Portfolio - Initial Class	492,853	776,816	(283,963)	529,893	805,387	(275,494)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	291,312	293,445	(2,133)	168,083	320,181	(152,098)
VY® Templeton Foreign Equity Portfolio - Initial Class	110,745	206,471	(95,726)	161,650	197,126	(35,476)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	38	243	(205)	39	219	(180)
Voya Strategic Allocation Growth Portfolio - Class I	51	1,340	(1,289)	61	4,654	(4,593)
Voya Strategic Allocation Moderate Portfolio - Class I	28	10,010	(9,982)	573	6,447	(5,874)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class I	32,556	154,228	(121,672)	38,415	122,149	(83,734)
Voya Variable Portfolios, Inc.:
Voya Global Value Advantage Portfolio - Class I	1,516,442	320,466	1,195,976	—	—	—
Voya Index Plus LargeCap Portfolio - Class I	32,737	138,708	(105,971)	53,711	172,421	(118,710)
Voya Index Plus MidCap Portfolio - Class I	99,262	117,074	(17,812)	155,156	174,758	(19,602)
Voya Index Plus SmallCap Portfolio - Class I	40,118	142,175	(102,057)	34,013	185,526	(151,513)
Voya International Index Portfolio - Class S	277,992	164,671	113,321	327,234	406,364	(79,130)
Voya Russell™ Large Cap Growth Index Portfolio - Class I	247,471	331,752	(84,281)	181,622	324,277	(142,655)
Voya Russell™ Large Cap Index Portfolio - Class I	90,363	59,459	30,904	69,728	24,782	44,946
Voya Russell™ Large Cap Value Index Portfolio - Class I	41,217	59,537	(18,320)	80,862	83,201	(2,339)
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	139,497	110,129	29,368	80,708	55,873	24,835
Voya Russell™ Small Cap Index Portfolio - Class I	85,613	33,432	52,181	121,042	121,869	(827)
Voya Small Company Portfolio - Class S	38,734	122,447	(83,713)	50,946	106,046	(55,100)
Voya U.S. Bond Index Portfolio - Class I	434,550	267,987	166,563	112,935	110,540	2,395
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	149	15,697	(15,548)	162	7,247	(7,085)
Voya SmallCap Opportunities Portfolio - Class I	111,197	178,448	(67,251)	93,199	117,933	(24,734)

57

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

8.	Financial Highlights
A summary of unit values, units outstanding, and net assets for Policies, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco V.I. Core Equity Fund - Series I Shares
2015		335	$16.23	to	$17.45	$5,489	1.12%	0.00%	to	0.75%	-6.46%	to	-5.78%
2014		369	$17.35	to	$18.52	$6,455	0.85%	0.00%	to	0.75%	7.36%	to	8.18%
2013		417	$16.16	to	$17.12	$6,786	1.36%	0.00%	to	0.75%	28.25%	to	29.21%
2012		485	$12.60	to	$13.25	$6,144	0.97%	0.00%	to	0.75%	13.00%	to	13.93%
2011		569	$11.15	to	$11.63	$6,380	0.93%	0.00%	to	0.75%	-0.80%	to	-0.09%
Growth Fund - Class 2
2015		1,659	$23.35	to	$33.07	$53,048	0.61%	0.00%	to	0.75%	6.07%	to	6.86%
2014		1,806	$21.85	to	$30.95	$54,118	0.79%	0.00%	to	0.75%	7.67%	to	8.52%
2013		1,902	$20.14	to	$28.52	$52,581	0.92%	0.00%	to	0.75%	29.15%	to	30.11%
2012		2,065	$15.48	to	$21.92	$43,946	0.76%	0.00%	to	0.75%	16.99%	to	17.91%
2011		2,588	$13.13	to	$18.59	$46,940	0.62%	0.00%	to	0.75%	-4.96%	to	-4.27%
Growth-Income Fund - Class 2
2015		1,162	$20.76	to	$28.82	$32,330	1.31%	0.00%	to	0.75%	0.69%	to	1.48%
2014		1,250	$20.46	to	$28.40	$34,387	1.31%	0.00%	to	0.75%	9.84%	to	10.63%
2013		1,256	$18.50	to	$25.67	$31,330	1.36%	0.00%	to	0.75%	32.49%	to	33.49%
2012		1,328	$13.86	to	$19.23	$24,813	1.57%	0.00%	to	0.75%	16.63%	to	17.56%
2011		1,575	$11.79	to	$16.37	$25,116	1.57%	0.00%	to	0.75%	-2.60%	to	-1.80%
International Fund - Class 2
2015		1,624	$17.98	to	$29.36	$46,064	1.59%	0.00%	to	0.75%	-5.25%	to	-4.51%
2014		1,582	$18.83	to	$30.75	$46,977	1.42%	0.00%	to	0.75%	-3.40%	to	-2.64%
2013		1,591	$19.34	to	$31.59	$48,698	1.40%	0.00%	to	0.75%	20.75%	to	21.64%
2012		1,681	$15.90	to	$25.97	$42,279	1.52%	0.00%	to	0.75%	17.01%	to	17.88%
2011		1,805	$13.49	to	$22.03	$38,613	1.80%	0.00%	to	0.75%	-14.60%	to	-13.91%

58

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
BlackRock Global Allocation V.I. Fund - Class III
2015		682	$15.65	to	$16.46	$11,113	1.09%	0.00%	to	0.75%	-1.76%	to	-0.96%
2014		892	$15.93	to	$16.62	$14,691	2.32%	0.00%	to	0.75%	1.14%	to	1.90%
2013		827	$15.75	to	$16.31	$13,360	1.04%	0.00%	to	0.75%	13.55%	to	14.46%
2012		903	$13.87	to	$14.25	$12,769	1.31%	0.00%	to	0.75%	9.21%	to	9.95%
2011		1205	$12.70	to	$12.96	$15,539	2.50%	0.00%	to	0.75%	-4.37%	to	-3.64%
Fidelity® VIP Equity-Income Portfolio - Service Class
2015		320	$16.95	to	$18.37	$5,706	2.93%	0.00%	to	0.75%	-4.83%	to	-4.11%
2014		373	$17.81	to	$19.16	$6,979	2.98%	0.00%	to	0.75%	7.81%	to	8.68%
2013		331	$16.52	to	$17.63	$5,691	2.28%	0.00%	to	0.75%	27.08%	to	28.03%
2012		408	$13.00	to	$13.77	$5,471	3.46%	0.00%	to	0.75%	16.28%	to	17.19%
2011		344	$11.18	to	$11.75	$3,948	2.84%	0.00%	to	0.75%	0.18%	to	0.86%
Fidelity® VIP Contrafund® Portfolio - Service Class
2015		1,310	$22.33	to	$24.20	$30,752	0.93%	0.00%	to	0.75%	-0.18%	to	0.58%
2014		1,397	$22.37	to	$24.06	$32,694	0.91%	0.00%	to	0.75%	10.96%	to	11.82%
2013		1,318	$20.16	to	$21.52	$27,683	0.95%	0.00%	to	0.75%	30.15%	to	31.14%
2012		1,524	$15.49	to	$16.41	$24,446	1.36%	0.00%	to	0.75%	15.51%	to	16.35%
2011		1,554	$13.41	to	$14.11	$21,462	1.01%	0.00%	to	0.75%	-3.39%	to	-2.62%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2015		16	$14.53	to	$15.74	$232	2.46%	0.00%	to	0.75%	-1.29%	to	-0.63%
2014		17	$14.72	to	$15.84	$255	2.36%	0.00%	to	0.75%	4.99%	to	5.81%
2013		18	$14.02	to	$14.97	$253	2.19%	0.00%	to	0.75%	-2.50%	to	-1.77%
2012		20	$14.38	to	$15.24	$296	2.36%	0.00%	to	0.75%	5.12%	to	5.91%
2011		21	$13.68	to	$14.39	$296	2.88%	0.00%	to	0.75%	6.54%	to	7.31%
M Capital Appreciation Fund
2015		264	$31.45	to	$35.13	$8,335	-	0.00%	to	0.75%	-7.28%	to	-6.59%
2014		267	$33.92	to	$37.61	$9,101	-	0.00%	to	0.75%	11.58%	to	12.44%
2013		321	$30.40	to	$33.45	$9,803	-	0.00%	to	0.75%	38.18%	to	39.20%
2012		275	$22.00	to	$24.03	$6,072	0.33%	0.00%	to	0.75%	16.53%	to	17.45%
2011		291	$18.88	to	$20.46	$5,508	-	0.00%	to	0.75%	-7.90%	to	-7.25%

59

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
M International Equity Fund
2015		489	$17.09	to	$19.10	$8,408	1.65%	0.00%	to	0.75%	-4.68%	to	-3.92%
2014		548	$17.93	to	$19.88	$10,029	2.05%	0.00%	to	0.75%	-7.77%	to	-7.06%
2013		681	$19.44	to	$21.39	$13,444	2.37%	0.00%	to	0.75%	15.44%	to	16.31%
2012		728	$16.84	to	$18.39	$12,330	2.12%	0.00%	to	0.75%	19.77%	to	20.67%
2011		729	$14.06	to	$15.24	$10,287	3.06%	0.00%	to	0.75%	-14.16%	to	-13.56%
M Large Cap Growth Fund
2015		197	$23.48	to	$26.23	$4,929	0.02%	0.00%	to	0.75%	6.92%	to	7.72%
2014		196	$21.96	to	$24.35	$4,545	0.04%	0.00%	to	0.75%	9.36%	to	10.23%
2013		209	$20.08	to	$22.09	$4,401	0.50%	0.00%	to	0.75%	35.13%	to	36.11%
2012		256	$14.86	to	$16.23	$3,989	0.04%	0.00%	to	0.75%	18.41%	to	19.34%
2011		126	$12.55	to	$13.60	$1,598	-	0.00%	to	0.75%	-1.49%	to	-0.80%
M Large Cap Value Fund
2015		154	$20.79	to	$23.05	$3,370	1.65%	0.00%	to	0.75%	-1.42%	to	-0.65%
2014		107	$21.09	to	$23.20	$2,323	1.13%	0.00%	to	0.75%	8.88%	to	9.69%
2013		115	$19.37	to	$21.15	$2,280	2.45%	0.00%	to	0.75%	33.22%	to	34.20%
2012		129	$14.54	to	$15.76	$1,891	1.06%	0.00%	to	0.75%	16.41%	to	17.26%
2011		150	$12.49	to	$13.44	$1,895	0.37%	0.00%	to	0.75%	-4.80%	to	-4.07%
Neuberger Berman AMT Socially Responsive Portfolio - I Class
2015		70	$20.53	to	$22.25	$1,509	0.58%	0.00%	to	0.75%	-1.20%	to	-0.49%
2014		73	$20.78	to	$22.36	$1,596	0.37%	0.00%	to	0.75%	9.54%	to	10.42%
2013		85	$18.97	to	$20.25	$1,659	0.66%	0.00%	to	0.75%	36.57%	to	37.57%
2012		97	$13.89	to	$14.72	$1,394	0.21%	0.00%	to	0.75%	10.15%	to	11.01%
2011		109	$12.61	to	$13.26	$1,407	0.44%	0.00%	to	0.75%	-3.81%	to	-3.07%
Van Eck VIP Global Hard Assets Fund - Initial Class
2015		36	$23.29	to	$24.11	$834	-	0.00%	to	0.75%	-33.93%	to	-33.45%
2014		52	$35.25	to	$36.23	$1,836	0.12%	0.00%	to	0.75%	-19.70%	to	-19.11%
2013		67	$43.90	to	$44.79	$2,975	0.73%	0.00%	to	0.75%	9.70%	to	10.54%
2012		89	$40.02	to	$40.52	$3,591	0.58%	0.00%	to	0.75%	2.62%	to	3.39%
2011		112	$39.00	to	$39.19	$4,355	1.30%	0.00%	to	0.75%	-17.07%	to	-16.46%

60

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Balanced Portfolio - Class I
2015		694	$13.90	to	$14.95	$9,938	2.05%	0.00%	to	0.75%	-2.59%	to	-1.84%
2014		780	$14.27	to	$15.23	$11,416	1.76%	0.00%	to	0.75%	5.39%	to	6.21%
2013		604	$13.54	to	$14.34	$8,308	2.18%	0.00%	to	0.75%	15.92%	to	16.68%
2012		658	$11.68	to	$12.29	$7,776	3.07%	0.00%	to	0.75%	12.74%	to	13.69%
2011		722	$10.36	to	$10.81	$7,547	2.74%	0.00%	to	0.75%	-2.08%	to	-1.37%
Voya Intermediate Bond Portfolio - Class I
2015		3,914	$16.18	to	$19.45	$72,595	3.54%	0.00%	to	0.75%	-0.11%	to	0.62%
2014		3,877	$16.08	to	$19.34	$71,653	4.34%	0.00%	to	0.75%	5.84%	to	6.67%
2013		2,053	$15.08	to	$18.13	$35,686	3.36%	0.00%	to	0.75%	-0.84%	to	-0.11%
2012		2,050	$15.10	to	$18.15	$35,828	4.35%	0.00%	to	0.75%	8.56%	to	9.42%
2011		2,386	$13.80	to	$16.59	$38,214	4.43%	0.00%	to	0.75%	6.71%	to	7.56%
Voya Global Perspectives Portfolio - Class I
2015		31	$10.41	to	$10.63	$325	3.16%	0.00%	to	0.75%	-4.14%	to	-3.28%
2014		34	$10.86	to	$10.99	$372	-	0.00%	to	0.75%		4.17%
2013	5/3/2013	17		$10.55		$181	(c)		-			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
Voya Large Cap Growth Portfolio - Institutional Class
2015		1,378	$28.63	to	$31.03	$40,562	0.57%	0.00%	to	0.75%	5.57%	to	6.38%
2014		1,624	$27.12	to	$29.17	$45,236	0.39%	0.00%	to	0.75%	12.77%	to	13.63%
2013		1,262	$24.05	to	$25.67	$30,788	0.53%	0.00%	to	0.75%	30.00%	to	30.98%
2012		1,318	$18.50	to	$19.61	$24,685	0.56%	0.00%	to	0.75%	17.16%	to	18.13%
2011		1,411	$15.79	to	$16.60	$22,495	0.30%	0.00%	to	0.75%	1.74%	to	2.49%
Voya Large Cap Value Portfolio - Institutional Class
2015		958	$15.53	to	$16.12	$15,144	1.79%	0.00%	to	0.75%	-5.19%	to	-4.45%
2014		1,121	$16.38	to	$16.87	$18,622	2.49%	0.00%	to	0.75%	9.27%	to	10.05%
2013		402	$14.99	to	$15.33	$6,089	0.70%	0.00%	to	0.75%	29.90%	to	30.91%
2012		14	$11.54	to	$11.71	$162	2.57%	0.00%	to	0.75%	13.81%	to	14.69%
2011	01/21/2011	15	$10.14	to	$10.21	$149	(a)	0.00%	to	0.75%		(a)

61

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Limited Maturity Bond Portfolio - Service Class
2015		1,746	$11.85	to	$17.08	$24,748	1.05%	0.00%	to	0.75%	-0.17%	to	0.54%
2014		1,608	$11.87	to	$16.99	$22,235	0.70%	0.00%	to	0.75%	-0.08%	to	0.71%
2013		1,537	$11.88	to	$16.87	$21,326	0.89%	0.00%	to	0.75%	0.00%	to	0.72%
2012		1,586	$11.88	to	$16.75	$21,872	0.81%	0.00%	to	0.75%	0.68%	to	1.52%
2011		1,858	$11.80	to	$16.51	$25,802	3.42%	0.00%	to	0.75%	0.43%	to	1.16%
Voya Liquid Assets Portfolio - Initial Class
2015		3,406		$10.88		$37,062	0.00%		0.75%			-0.73%
2014		3,078		$10.96		$33,736	-		0.75%			-0.72%
2013		3,002		$11.04		$33,144	-		0.75%			-0.72%
2012		4,152		$11.12		$46,173	0.10%		0.75%			-0.63%
2011		4,778		$11.19		$53,468	0.01%		0.75%			-0.71%
Voya Liquid Assets Portfolio - Service Class
2015		1,637		$13.47		$22,048	-		-			0.00%
2014		2,148		$13.47		$28,930	-		-			0.07%
2013		2,341		$13.46		$31,513	-		-			-
2012		2,589	$11.55	to	$13.46	$34,850	-		-			-
2011		2,978	$11.55	to	$13.46	$40,049	-		-			-
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class
2015		91	$18.92	to	$20.50	$1,752	0.81%	0.00%	to	0.75%	-1.10%	to	-0.34%
2014		137	$19.13	to	$20.57	$2,696	1.44%	0.00%	to	0.75%	14.41%	to	15.30%
2013		87	$16.72	to	$17.84	$1,481	1.00%	0.00%	to	0.75%	29.71%	to	30.70%
2012		85	$12.89	to	$13.65	$1,113	1.39%	0.00%	to	0.75%	9.70%	to	10.44%
2011		111	$11.75	to	$12.36	$1,327	1.33%	0.00%	to	0.75%	-5.01%	to	-4.26%
Voya Retirement Growth Portfolio - Institutional Class
2015		2,121	$14.07	to	$14.74	$30,916	2.22%	0.00%	to	0.75%	-2.36%	to	-1.67%
2014		2,185	$14.41	to	$14.99	$32,443	2.02%	0.00%	to	0.75%	4.88%	to	5.71%
2013		2,419	$13.74	to	$14.18	$34,039	2.24%	0.00%	to	0.75%	18.35%	to	19.26%
2012		2,504	$11.61	to	$11.89	$29,603	2.85%	0.00%	to	0.75%	12.61%	to	13.45%
2011		2,450	$10.31	to	$10.48	$25,559	1.26%	0.00%	to	0.75%	-1.53%	to	-0.76%

62

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Retirement Moderate Growth Portfolio - Institutional Class
2015		1,001	$14.00	to	$14.67	$14,444	1.91%	0.00%	to	0.75%	-1.96%	to	-1.21%
2014		1,125	$14.28	to	$14.85	$16,488	2.04%	0.00%	to	0.75%	5.31%	to	6.07%
2013		1,239	$13.56	to	$14.00	$17,191	2.70%	0.00%	to	0.75%	15.21%	to	16.18%
2012		1,219	$11.77	to	$12.05	$14,603	3.07%	0.00%	to	0.75%	11.35%	to	12.09%
2011		1,343	$10.57	to	$10.75	$14,363	1.49%	0.00%	to	0.75%	-0.38%	to	0.47%
Voya Retirement Moderate Portfolio - Institutional Class
2015		586	$13.65	to	$14.29	$8,165	1.14%	0.00%	to	0.75%	-1.94%	to	-1.24%
2014		679	$13.92	to	$14.47	$9,624	3.24%	0.00%	to	0.75%	4.82%	to	5.62%
2013		722	$13.28	to	$13.70	$9,718	3.11%	0.00%	to	0.75%	9.48%	to	10.31%
2012		772	$12.13	to	$12.42	$9,467	3.53%	0.00%	to	0.75%	9.77%	to	10.60%
2011		843	$11.05	to	$11.23	$9,378	1.70%	0.00%	to	0.75%	1.94%	to	2.65%
Voya U.S. Stock Index Portfolio - Institutional Class
2015		7,377	$20.93	to	$22.84	$157,399	1.83%	0.00%	to	0.75%	0.38%	to	1.11%
2014		7,792	$20.85	to	$22.59	$165,273	1.85%	0.00%	to	0.75%	12.52%	to	13.35%
2013		8,401	$18.53	to	$19.93	$157,986	1.96%	0.00%	to	0.75%	31.05%	to	32.07%
2012		9,001	$14.14	to	$15.09	$128,974	1.91%	0.00%	to	0.75%	14.96%	to	15.81%
2011		9,748	$12.30	to	$13.03	$121,302	1.91%	0.00%	to	0.75%	0.99%	to	1.80%
VY® Clarion Global Real Estate Portfolio - Service Class
2015		984	$11.58	to	$12.27	$11,763	2.91%	0.00%	to	0.75%	-2.44%	to	-1.68%
2014		970	$11.87	to	$12.88	$11,810	1.15%	0.00%	to	0.75%	12.94%	to	13.88%
2013		1,020	$10.51	to	$11.31	$10,944	5.20%	0.00%	to	0.75%	2.94%	to	3.69%
2012		1,127	$10.21	to	$10.91	$11,706	0.58%	0.00%	to	0.75%	24.82%	to	25.69%
2011		1,065	$8.18	to	$8.68	$8,808	4.18%	0.00%	to	0.75%	-6.08%	to	-5.29%
VY® FMR Diversified Mid Cap Portfolio - Institutional Class
2015		906	$17.06	to	$18.34	$15,963	0.43%	0.00%	to	0.75%	-2.12%	to	-1.40%
2014		903	$17.43	to	$21.34	$16,143	0.43%	0.00%	to	0.75%	5.44%	to	6.27%
2013		994	$16.53	to	$20.08	$16,744	0.68%	0.00%	to	0.75%	35.38%	to	36.41%
2012		1,519	$12.21	to	$14.72	$18,771	0.90%	0.00%	to	0.75%	14.11%	to	14.95%
2011		1,635	$10.70	to	$12.81	$17,656	0.21%	0.00%	to	0.75%	-11.42%	to	-10.71%

63

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Invesco Growth and Income Portfolio - Service Class
2015		535	$18.70	to	$20.27	$10,548	3.28%	0.00%	to	0.75%	-3.66%	to	-2.92%
2014		556	$19.41	to	$20.88	$11,311	1.03%	0.00%	to	0.75%	9.29%	to	10.13%
2013		691	$17.76	to	$18.96	$12,796	1.40%	0.00%	to	0.75%	32.83%	to	33.90%
2012		682	$13.37	to	$14.16	$9,472	1.93%	0.00%	to	0.75%	13.69%	to	14.56%
2011		675	$11.76	to	$12.36	$8,179	1.24%	0.00%	to	0.75%	-2.89%	to	-2.15%
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2015		2,031	$11.87	to	$12.83	$24,961	1.50%	0.00%	to	0.75%	-16.17%	to	-15.54%
2014		1,876	$14.16	to	$15.19	$27,299	1.12%	0.00%	to	0.75%	0.35%	to	1.13%
2013		2,207	$14.11	to	$15.02	$31,982	1.11%	0.00%	to	0.75%	-6.18%	to	-5.44%
2012		2,053	$15.04	to	$15.90	$31,544	-	0.00%	to	0.75%	18.43%	to	19.37%
2011		2,037	$12.70	to	$13.32	$26,311	1.04%	0.00%	to	0.75%	-18.64%	to	-18.06%
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2015		1,093	$25.98	to	$28.35	$28,980	0.46%	0.00%	to	0.75%	-4.17%	to	-3.47%
2014		1,123	$26.09	to	$29.37	$31,001	0.53%	0.00%	to	0.75%	7.79%	to	8.62%
2013		1,238	$24.02	to	$27.04	$31,624	0.92%	0.00%	to	0.75%	38.34%	to	39.38%
2012		1,305	$17.24	to	$19.40	$24,029	0.41%	0.00%	to	0.75%	18.05%	to	18.98%
2011		1,438	$14.49	to	$16.31	$22,377	0.54%	0.00%	to	0.75%	-1.79%	to	-1.03%
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
2015		1,961	$34.88	to	$38.96	$72,875	1.53%	0.00%	to	0.75%	4.71%	to	5.50%
2014		2,075	$33.31	to	$36.93	$73,165	1.58%	0.00%	to	0.75%	11.59%	to	12.42%
2013		2,115	$21.22	to	$32.85	$66,527	1.38%	0.00%	to	0.75%	21.59%	to	22.53%
2012		2,160	$17.32	to	$26.81	$55,562	1.87%	0.00%	to	0.75%	13.92%	to	14.78%
2011		2,254	$15.09	to	$23.36	$50,632	2.10%	0.00%	to	0.75%	2.38%	to	3.14%
VY® T. Rowe Price Equity Income Portfolio - Institutional Class
2015		1,053	$24.40	to	$24.63	$25,812	2.29%	0.00%	to	0.75%	-7.33%	to	-6.63%
2014		1,199	$26.33	to	$26.38	$31,600	2.16%	0.00%	to	0.75%	6.99%	to	7.76%
2013		1,261	$24.48	to	$24.61	$30,952	1.90%	0.00%	to	0.75%	29.05%	to	30.01%
2012		1,387	$18.83	to	$19.07	$26,310	2.26%	0.00%	to	0.75%	16.56%	to	17.47%
2011		1,487	$16.03	to	$16.36	$24,132	2.49%	0.00%	to	0.75%	-1.39%	to	-0.62%
64

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price International Stock Portfolio - Institutional Class
2015		506	$16.33	to	$17.70	$8,648	1.27%	0.00%	to	0.75%	-1.51%	to	-0.73%
2014		538	$16.58	to	$17.83	$9,315	1.32%	0.00%	to	0.75%	-1.54%	to	-0.78%
2013		518	$16.84	to	$17.97	$9,066	1.29%	0.00%	to	0.75%	13.71%	to	14.53%
2012		553	$14.81	to	$15.69	$8,463	0.55%	0.00%	to	0.75%	18.10%	to	19.04%
2011		624	$12.54	to	$13.18	$8,049	3.70%	0.00%	to	0.75%	-12.67%	to	-12.07%
Voya Global Bond Portfolio - Service Class
2015		1,038	$13.32	to	$14.53	$14,319	-	0.00%	to	0.75%	-5.26%	to	-4.47%
2014		1,110	$14.06	to	$15.21	$16,073	0.58%	0.00%	to	0.75%	-0.57%	to	0.13%
2013		1,161	$14.14	to	$15.19	$16,876	1.80%	0.00%	to	0.75%	-4.97%	to	-4.25%
2012		1,238	$14.88	to	$15.87	$18,884	6.43%	0.00%	to	0.75%	6.82%	to	7.67%
2011		1,173	$13.93	to	$14.74	$16,690	7.24%	0.00%	to	0.75%	2.73%	to	3.53%
Voya Solution Moderately Aggressive Portfolio - Initial Class
2015	08/14/2015	271	$9.62	to	$9.65	$2,612	(d)	0.00%	to	0.75%		(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
2015		2	$24.19	to	$26.21	$62	1.38%	0.00%	to	0.75%	-2.26%	to	-1.54%
2014		3	$24.75	to	$26.62	$83	1.15%	0.00%	to	0.75%	11.89%	to	12.75%
2013		4	$22.12	to	$23.61	$91	0.90%	0.00%	to	0.75%	30.81%	to	31.75%
2012		7	$16.91	to	$17.92	$131	1.23%	0.00%	to	0.75%	15.74%	to	16.59%
2011		13	$14.61	to	$15.37	$194	1.37%	0.00%	to	0.75%	-3.69%	to	-2.97%
VY® Baron Growth Portfolio - Initial Class
2015		563	$21.80	to	$23.62	$12,857	0.54%	0.00%	to	0.75%	-5.46%	to	-4.71%
2014		629	$23.06	to	$24.80	$15,064	0.27%	0.00%	to	0.75%	3.78%	to	4.55%
2013		747	$22.22	to	$23.72	$17,134	1.60%	0.00%	to	0.75%	38.18%	to	39.22%
2012		710	$16.08	to	$17.04	$11,798	-	0.00%	to	0.75%	19.11%	to	20.00%
2011		742	$13.50	to	$14.20	$10,305	-	0.00%	to	0.75%	1.66%	to	2.46%

65

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Columbia Small Cap Value II Portfolio - Initial Class
2015		464	$16.17	to	$17.38	$7,806	0.57%	0.00%	to	0.75%	-3.41%	to	-2.74%
2014		514	$16.74	to	$17.87	$8,922	0.39%	0.00%	to	0.75%	3.85%	to	4.69%
2013		553	$16.12	to	$17.07	$9,163	0.96%	0.00%	to	0.75%	39.21%	to	40.26%
2012		556	$11.58	to	$12.17	$6,605	0.54%	0.00%	to	0.75%	13.75%	to	14.60%
2011		658	$10.18	to	$10.62	$6,850	0.69%	0.00%	to	0.75%	-3.23%	to	-2.48%
VY® Invesco Comstock Portfolio - Initial Class
2015		315	$18.74	to	$23.23	$7,055	2.46%	0.00%	to	0.75%	-6.43%	to	-5.76%
2014		370	$19.89	to	$24.65	$8,767	2.04%	0.00%	to	0.75%	8.52%	to	9.41%
2013		428	$18.18	to	$22.54	$9,347	1.07%	0.00%	to	0.75%	34.53%	to	35.47%
2012		401	$13.42	to	$16.64	$6,479	1.50%	0.00%	to	0.75%	17.90%	to	18.86%
2011		443	$11.30	to	$14.00	$6,041	1.65%	0.00%	to	0.75%	-2.54%	to	-1.74%
VY® Invesco Equity and Income Portfolio - Initial Class
2015		439	$19.75	to	$21.90	$9,272	2.28%	0.00%	to	0.75%	-2.81%	to	-2.05%
2014		446	$20.32	to	$22.36	$9,655	2.38%	0.00%	to	0.75%	8.14%	to	8.97%
2013		146	$18.79	to	$20.52	$2,890	1.73%	0.00%	to	0.75%	24.03%	to	24.97%
2012		95	$15.15	to	$16.42	$1,497	2.25%	0.00%	to	0.75%	11.89%	to	12.77%
2011		153	$13.37	to	$14.56	$2,151	2.45%	0.00%	to	0.75%	-1.81%	to	-1.04%
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
2015		441	$24.69	to	$38.14	$15,972	0.77%	0.00%	to	0.75%	-3.51%	to	-2.78%
2014		582	$25.40	to	$39.23	$21,842	1.02%	0.00%	to	0.75%	14.39%	to	15.30%
2013		710	$22.03	to	$34.03	$23,197	0.95%	0.00%	to	0.75%	30.93%	to	31.90%
2012		518	$16.71	to	$25.80	$12,975	0.92%	0.00%	to	0.75%	19.41%	to	20.39%
2011		590	$13.88	to	$21.44	$12,323	1.09%	0.00%	to	0.75%	1.31%	to	2.06%
VY® Oppenheimer Global Portfolio - Initial Class
2015		556	$20.54	to	$22.26	$11,994	1.77%	0.00%	to	0.75%	3.32%	to	4.12%
2014		460	$19.88	to	$21.38	$9,517	1.20%	0.00%	to	0.75%	1.58%	to	2.30%
2013		656	$19.57	to	$20.90	$13,236	0.93%	0.00%	to	0.75%	26.18%	to	27.13%
2012		1,142	$15.51	to	$16.44	$18,504	1.24%	0.00%	to	0.75%	20.79%	to	21.69%
2011		1,119	$12.84	to	$13.51	$14,928	1.49%	0.00%	to	0.75%	-8.87%	to	-8.10%

66

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Pioneer High Yield Portfolio - Initial Class
2015		1,037	$16.61	to	$17.60	$17,671	5.43%	0.00%	to	0.75%	-5.36%	to	-4.61%
2014		1,321	$17.55	to	$18.45	$23,734	4.83%	0.00%	to	0.75%	-0.40%	to	0.38%
2013		1,597	$17.62	to	$18.38	$28,736	4.82%	0.00%	to	0.75%	11.52%	to	12.28%
2012		1,850	$15.80	to	$16.37	$29,740	6.13%	0.00%	to	0.75%	15.33%	to	16.26%
2011		1,517	$13.70	to	$14.08	$20,994	5.53%	0.00%	to	0.75%	-1.44%	to	-0.71%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2015		1462	$24.86	to	$26.94	$37,336	-	0.00%	to	0.75%	1.26%	to	2.01%
2014		1,464	$24.55	to	$26.41	$36,761	0.26%	0.00%	to	0.75%	10.99%	to	11.86%
2013		1,616	$22.12	to	$23.61	$36,509	0.29%	0.00%	to	0.75%	34.14%	to	35.16%
2012		1,730	$16.49	to	$17.47	$29,026	0.50%	0.00%	to	0.75%	15.31%	to	16.18%
2011		1,989	$14.30	to	$15.04	$28,840	0.32%	0.00%	to	0.75%	-4.48%	to	-3.70%
VY® Templeton Foreign Equity Portfolio - Initial Class
2015		912	$11.87	to	$12.21	$10,965	4.20%	0.00%	to	0.75%	-4.12%	to	-3.33%
2014		1,008	$12.38	to	$12.63	$12,586	2.48%	0.00%	to	0.75%	-7.27%	to	-6.58%
2013		1,043	$13.35	to	$13.52	$14,008	1.58%	0.00%	to	0.75%	19.41%	to	20.28%
2012	07/20/2012	1,091	$11.18	to	$11.24	$12,220	(b)	0.00%	to	0.75%		(b)
2011		(b)		(b)		(b)	(b)		(b)			(b)
Voya Strategic Allocation Conservative Portfolio - Class I
2015		6	$15.67	to	$17.06	$99	2.97%	0.00%	to	0.75%	-0.95%	to	-0.18%
2014		7	$15.82	to	$17.09	$103	2.96%	0.00%	to	0.75%	5.82%	to	6.61%
2013		7	$14.95	to	$16.03	$100	2.03%	0.00%	to	0.75%	11.24%	to	12.10%
2012		7	$13.44	to	$14.30	$97	3.23%	0.00%	to	0.75%	11.44%	to	12.33%
2011		7	$12.06	to	$12.73	$89	4.44%	0.00%	to	0.75%	1.09%	to	1.76%
Voya Strategic Allocation Growth Portfolio - Class I
2015		16	$16.63	to	$18.09	$281	2.72%	0.00%	to	0.75%	-1.89%	to	-1.20%
2014		18	$16.95	to	$18.31	$308	2.08%	0.00%	to	0.75%	5.74%	to	6.58%
2013		22	$16.03	to	$17.18	$365	1.75%	0.00%	to	0.75%	21.53%	to	22.36%
2012		24	$13.19	to	$14.04	$321	1.59%	0.00%	to	0.75%	14.10%	to	14.99%
2011		26	$11.56	to	$12.21	$308	2.74%	0.00%	to	0.75%	-3.67%	to	-2.86%

67

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Strategic Allocation Moderate Portfolio - Class I
2015		66	$16.10	to	$17.52	$1,147	2.91%	0.00%	to	0.75%	-1.35%	to	-0.57%
2014		76	$16.32	to	$17.62	$1,329	2.32%	0.00%	to	0.75%	5.91%	to	6.66%
2013		82	$15.41	to	$16.52	$1,343	2.14%	0.00%	to	0.75%	15.69%	to	16.58%
2012		90	$13.32	to	$14.17	$1,276	2.10%	0.00%	to	0.75%	12.79%	to	13.63%
2011		96	$11.81	to	$12.47	$1,197	3.39%	0.00%	to	0.75%	-1.34%	to	-0.56%
Voya Growth and Income Portfolio - Class I
2015		489	$14.33	to	$24.28	$7,291	1.86%	0.00%	to	0.75%	-2.18%	to	-1.42%
2014		610	$14.65	to	$24.63	$9,287	1.93%	0.00%	to	0.75%	9.90%	to	10.74%
2013		694	$13.33	to	$22.25	$9,579	1.55%	0.00%	to	0.75%	29.67%	to	30.71%
2012		520	$10.28	to	$17.03	$5,516	1.89%	0.00%	to	0.75%	14.86%	to	15.77%
2011		549	$8.95	to	$14.71	$5,046	1.30%	0.00%	to	0.75%	-1.00%	to	-0.22%
Voya Global Value Advantage Portfolio - Class I
2015	03/09/2015	1,196	$9.39	to	$9.45	$11,280	(d)	0.00%	to	0.75%		(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
Voya Index Plus LargeCap Portfolio - Class I
2015		760	$19.62	to	$21.75	$15,265	1.55%	0.00%	to	0.75%	0.10%	to	0.83%
2014		866	$19.60	to	$21.57	$17,445	1.49%	0.00%	to	0.75%	13.03%	to	13.89%
2013		985	$17.34	to	$18.94	$17,601	1.80%	0.00%	to	0.75%	31.86%	to	32.91%
2012		1,012	$13.15	to	$14.25	$13,703	1.65%	0.00%	to	0.75%	13.66%	to	14.46%
2011		1,005	$11.49	to	$12.45	$11,949	1.94%	0.00%	to	0.75%	-0.86%	to	-0.08%
Voya Index Plus MidCap Portfolio - Class I
2015		366	$22.16	to	$27.81	$9,836	0.93%	0.00%	to	0.75%	-2.53%	to	-1.77%
2014		384	$22.56	to	$28.32	$10,511	0.86%	0.00%	to	0.75%	8.75%	to	9.57%
2013		404	$20.59	to	$25.85	$10,109	1.22%	0.00%	to	0.75%	33.58%	to	34.58%
2012		459	$15.30	to	$19.21	$8,561	0.99%	0.00%	to	0.75%	16.81%	to	17.71%
2011		457	$13.00	to	$16.32	$7,246	0.97%	0.00%	to	0.75%	-1.88%	to	-1.14%

68

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Plus SmallCap Portfolio - Class I
2015		249	$19.68	to	$25.99	$6,201	0.97%	0.00%	to	0.75%	-3.93%	to	-3.20%
2014		351	$20.34	to	$26.85	$9,093	0.62%	0.00%	to	0.75%	4.63%	to	5.42%
2013		502	$23.32	to	$25.47	$12,367	0.93%	0.00%	to	0.75%	41.68%	to	42.69%
2012		504	$16.46	to	$17.85	$8,753	0.64%	0.00%	to	0.75%	11.52%	to	12.41%
2011		577	$12.03	to	$15.88	$8,930	0.84%	0.00%	to	0.75%	-1.47%	to	-0.74%
Voya International Index Portfolio - Class S
2015		1,404	$16.12	to	$16.95	$22,885	2.77%	0.00%	to	0.75%	-1.83%	to	-1.05%
2014		1,291	$16.42	to	$17.13	$21,322	0.69%	0.00%	to	0.75%	-6.86%	to	-6.19%
2013		1,370	$17.63	to	$18.26	$24,265	1.85%	0.00%	to	0.75%	20.18%	to	21.09%
2012		1,184	$14.67	to	$15.08	$17,440	2.57%	0.00%	to	0.75%	17.64%	to	18.46%
2011		1,306	$12.47	to	$12.73	$16,340	2.47%	0.00%	to	0.75%	-13.10%	to	-12.39%
Voya Russell™ Large Cap Growth Index Portfolio - Class I
2015		1,560	$26.41	to	$27.76	$41,682	1.17%	0.00%	to	0.75%	6.79%	to	7.60%
2014		1,644	$24.73	to	$25.80	$41,042	1.30%	0.00%	to	0.75%	12.26%	to	13.11%
2013		1,787	$22.03	to	$22.81	$39,651	1.43%	0.00%	to	0.75%	31.05%	to	32.00%
2012		2,036	$16.81	to	$17.28	$34,394	1.31%	0.00%	to	0.75%	13.66%	to	14.51%
2011		2,228	$14.79	to	$15.09	$33,051	1.18%	0.00%	to	0.75%	3.43%	to	4.21%
Voya Russell™ Large Cap Index Portfolio - Class I
2015		238	$24.79	to	$26.06	$6,103	1.75%	0.00%	to	0.75%	1.35%	to	2.12%
2014		207	$24.46	to	$25.52	$5,216	1.45%	0.00%	to	0.75%	12.05%	to	12.87%
2013		162	$21.83	to	$22.61	$3,639	1.28%	0.00%	to	0.75%	31.11%	to	32.07%
2012		108	$16.65	to	$17.12	$1,836	2.52%	0.00%	to	0.75%	14.67%	to	15.60%
2011		107	$14.52	to	$14.81	$1,575	1.31%	0.00%	to	0.75%	1.82%	to	2.56%
Voya Russell™ Large Cap Value Index Portfolio - Class I
2015		249	$22.47	to	$23.62	$5,707	1.61%	0.00%	to	0.75%	-4.22%	to	-3.51%
2014		267	$23.46	to	$24.48	$6,376	1.57%	0.00%	to	0.75%	11.61%	to	12.45%
2013		269	$21.02	to	$21.77	$5,756	1.50%	0.00%	to	0.75%	30.88%	to	31.86%
2012		358	$16.06	to	$16.51	$5,839	2.27%	0.00%	to	0.75%	15.29%	to	16.19%
2011		345	$13.93	to	$14.21	$4,843	1.63%	0.00%	to	0.75%	0.14%	to	0.85%

69

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Mid Cap Growth Index Portfolio - Class I
2015		175	$26.80	to	$28.18	$4,822	1.02%	0.00%	to	0.75%	-1.33%	to	-0.60%
2014		146	$27.16	to	$28.35	$4,041	0.37%	0.00%	to	0.75%	10.54%	to	11.44%
2013		121	$24.57	to	$25.44	$3,026	0.92%	0.00%	to	0.75%	34.26%	to	35.25%
2012		119	$18.30	to	$18.81	$2,212	0.65%	0.00%	to	0.75%	14.88%	to	15.75%
2011		151	$15.93	to	$16.25	$2,422	0.68%	0.00%	to	0.75%	-2.75%	to	-2.05%
Voya Russell™ Small Cap Index Portfolio - Class I
2015		220	$16.46	to	$17.43	$3,722	1.04%	0.00%	to	0.75%	-5.24%	to	-4.55%
2014		168	$17.37	to	$18.26	$2,987	1.40%	0.00%	to	0.75%	4.14%	to	4.88%
2013		169	$16.68	to	$17.41	$2,879	1.11%	0.00%	to	0.75%	37.74%	to	38.84%
2012		190	$12.11	to	$12.54	$2,345	1.03%	0.00%	to	0.75%	15.11%	to	16.00%
2011		143	$10.52	to	$10.81	$1,523	1.04%	0.00%	to	0.75%	-4.62%	to	-3.91%
Voya Small Company Portfolio - Class S
2015		545	$16.50	to	$17.22	$9,142	0.25%	0.00%	to	0.75%	-1.73%	to	-0.98%
2014		629	$16.79	to	$17.39	$10,692	0.09%	0.00%	to	0.75%	5.46%	to	6.23%
2013		684	$15.92	to	$16.37	$10,998	0.29%	0.00%	to	0.75%	36.30%	to	37.33%
2012		776	$11.68	to	$11.92	$9,129	0.14%	0.00%	to	0.75%	13.40%	to	14.29%
2011		927	$10.30	to	$10.43	$9,592	0.23%	0.00%	to	0.75%	-3.38%	to	-2.71%
Voya U.S. Bond Index Portfolio - Class I
2015		478	$12.64	to	$13.39	$6,249	2.42%	0.00%	to	0.75%	-0.47%	to	0.22%
2014		311	$12.70	to	$13.36	$4,078	1.90%	0.00%	to	0.75%	4.87%	to	5.78%
2013		309	$12.11	to	$12.63	$3,814	1.95%	0.00%	to	0.75%	-3.20%	to	-2.55%
2012		344	$12.51	to	$12.96	$4,372	2.04%	0.00%	to	0.75%	3.05%	to	3.85%
2011		441	$12.14	to	$12.48	$5,435	2.09%	0.00%	to	0.75%	6.40%	to	7.22%
Voya MidCap Opportunities Portfolio - Class I
2015		83	$26.22	to	$29.29	$2,369	-	0.00%	to	0.75%	-0.23%	to	0.51%
2014		99	$26.28	to	$29.14	$2,800	0.36%	0.00%	to	0.75%	8.01%	to	8.85%
2013		106	$24.33	to	$26.77	$2,762	0.04%	0.00%	to	0.75%	31.02%	to	31.94%
2012		121	$18.57	to	$20.29	$2,392	0.53%	0.00%	to	0.75%	13.30%	to	14.25%
2011		148	$16.39	to	$17.76	$2,558	-	0.00%	to	0.75%	-1.21%	to	-0.56%

70

SECURITY LIFE OF DENVER INSURANCE COMPANY
SECURITY LIFE SEPARATE ACCOUNT L1
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya SmallCap Opportunities Portfolio - Class I
2015		316	$19.50	to	$27.82	$6,472	-	0.00%	to	0.75%	-1.66%	to	-0.89%
2014		383	$19.83	to	$28.07	$7,902	-	0.00%	to	0.75%	4.87%	to	5.62%
2013		408	$18.91	to	$26.58	$8,007	-	0.00%	to	0.75%	38.03%	to	39.09%
2012		399	$13.70	to	$19.11	$5,696	-	0.00%	to	0.75%	14.26%	to	15.19%
2011		482	$11.99	to	$16.59	$5,977	-	0.00%	to	0.75%	0.08%	to	0.85%

(a)	As investment Division had no investments until 2011, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2012, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2013, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2015, this data is not meaningful and is therefore not presented.

A	The Fund Inception Date represents the first date the fund received money.
B
The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

C
The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

D
Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

71

Report of Independent Auditors

The Board of Directors and Stockholder
Security Life of Denver Insurance Company

We have audited the accompanying statutory-basis financial statements of Security Life of Denver Insurance Company, which comprise the balance sheets as of December 31, 2015 and 2014, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2015, and the related notes to the financial statements.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Division of Insurance of the Department of Regulatory Agencies of the State of Colorado. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor's Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1, to meet the requirements of Colorado, the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Division of Insurance of the Department of Regulatory Agencies of the State of Colorado, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are described in Note 1. The effects on the accompanying financial statements of these variances are not reasonably determinable but are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Security Life of Denver Insurance Company at December 31, 2015 and 2014, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2015.

Opinion on Statutory-Basis of Accounting

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of Security Life of Denver Insurance Company at December 31, 2015 and 2014, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2015, in conformity with accounting practices prescribed or permitted by the Division of Insurance of the Department of Regulatory Agencies of the State of Colorado.

/s/ Ernst & Young LLP

Boston, Massachusetts
April 5, 2016

SECURITY LIFE OF DENVER INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2015	2014
	(In Thousands)
Admitted Assets
Cash and invested assets:
Bonds	$8,151,879	$8,682,080
Bonds - securities loaned and pledged	75,972	100,025
Preferred stocks	22,302	9,155
Common stocks	15,348	18,317
Subsidiaries	218,214	230,480
Mortgage loans	1,074,089	1,144,203
Contract loans	1,050,613	1,096,695
Derivatives	89,025	148,194
Securities lending collateral	50,084	67,435
Other invested assets	200,904	238,176
Cash and short term investments	250,876	303,289
Total cash and invested assets	11,199,306	12,038,049

Deferred and uncollected premiums, less loading (2015-$1,181; 2014-$1,217)	(132,326)	(110,700)
Accrued investment income	112,202	124,038
Reinsurance balances recoverable	578,771	548,253
Indebtedness from related parties	2,322	1,496
Net deferred tax asset	133,159	155,752
Other assets	21,259	35,512
Separate account assets	1,334,359	1,435,858
Total admitted assets	$13,249,052	$14,228,258

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2015	2014
	(In Thousands, except share amounts)
Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$8,328,939	$8,862,230
Accident and health reserves	169,333	173,403
Deposit type contracts	644,678	698,932
Policy and contract claims	153,485	159,116
Total policy and contract liabilities	9,296,435	9,893,681

Interest maintenance reserve	20,057	26,307
Accounts payable and accrued expenses	27,251	31,601
Reinsurance balances	1,223,236	1,225,302
Current federal income taxes payable (including ($28) and $14,271
on realized capital losses at December 31, 2015 and 2014, respectively)	367	13,121
Indebtedness to related parties	66,310	15,547
Asset valuation reserve	63,430	62,588
Net transfers from separate accounts due or accrued	(26,472)	(32,097)
Derivatives	91,019	151,809
Payable for securities lending	50,084	67,435
Other liabilities	244,725	208,317
Separate account liabilities	1,334,359	1,435,858
Total liabilities	12,390,801	13,099,469

Capital and surplus:
Common stock: authorized 149 shares of $20,000 par value; 144 shares
issued and outstanding	2,880	2,880
Surplus notes	165,032	165,032
Paid in and contributed surplus	421,175	551,175
Unassigned deficit	269,164	409,702
Total capital and surplus	858,251	1,128,789
Total liabilities and capital and surplus	$13,249,052	$14,228,258

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Statements of Operations – Statutory Basis

	Year ended December 31
	2015	2014	2013
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$13,877	$(61,208)	$910,819
Net investment income	567,894	584,477	619,265
Amortization of interest maintenance reserve	(29,491)	(45,062)	(49,806)
Commissions, expense allowances and reserve adjustments
on reinsurance ceded	123,709	(496,032)	144,214
Other revenue	90,133	89,347	85,739
Total premiums and other revenues	766,122	71,522	1,710,231

Benefits paid or provided:
Death benefits	253,460	237,798	200,788
Annuity benefits	27,156	46,747	54,468
Disability benefits	101,995	87,861	78,820
Surrender benefits and withdrawals	271,886	357,758	1,195,186
Interest on policy or contract funds	37,760	81,167	151,579
Other benefits	1,961	1,832	738
Decrease in life and annuity reserves	(536,746)	(498,345)	(458,888)
Net transfers from separate accounts	(16,263)	(24,271)	(29,302)
Total benefits paid or provided	141,209	290,547	1,193,389

Insurance expenses and other deductions:
Commissions	404,567	(580,510)	327,527
General expenses	79,815	78,704	80,040
Insurance taxes, licenses and fees	19,718	16,531	17,799
Other deductions	50,167	95,728	65,923
Total insurance expenses and other deductions	554,267	(389,547)	491,289
Gain from operations before policyholder dividends,
federal income taxes and net realized capital (losses) gains	70,646	170,522	25,553

Dividends to policyholders	1,102	1,463	1,602
Gain from operations before federal income taxes
and net realized capital (losses) gains	69,544	169,059	23,951

Federal income tax expense	14,665	57,470	94,775
Gain (loss) from operations before net realized capital gains (losses)	54,879	111,589	(70,824)
Net realized capital (losses) gains	(299,358)	29,985	70,703
Net (loss) income	$(244,479)	$141,574	$(121)

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Statements of Changes in Capital and Surplus—Statutory Basis

	Year ended December 31
	2015	2014	2013
	(In Thousands)
Common stock:
Balance at beginning and end of year	$2,880	$2,880	$2,880

Surplus notes:
Balance at beginning and end of year	165,032	165,032	165,032

Paid in and contributed surplus:
Balance at beginning of year	551,175	551,175	1,453,584
Permitted practice for quasi-reorganization	—	—	(455,409)
Return of capital	(130,000)	—	(447,000)
Balance at end of year	421,175	551,175	551,175

Unassigned surplus:
Balance at beginning of year	409,702	314,900	(161,623)
Net (loss) income	(244,479)	141,574	(121)
Change in net unrealized capital gains (losses)	264,580	(134,207)	43,678
Change in nonadmitted assets	(40,538)	63,664	6,881
Change in liability for reinsurance in unauthorized companies	(1,599)	1,707	(1,768)
Change in asset valuation reserve	(842)	46,428	(46,903)
Cumulative effect of change in accounting principle	—	—	(616)
Change in net deferred income tax	13,836	984	26,243
Deferred gain on reinsurance of existing business	—	24,473	—
Amortization of gain on reinsurance	(23,367)	(14,622)	(11,364)
Dividends to shareholders	(111,000)	(32,000)	—
Change in pension and other post-employment benefits	2,037	(3,199)	5,353
Permitted practice for quasi-reorganization	—	—	455,409
Prior period adjustments	834	—	(269)
Balance at end of year	269,164	409,702	314,900
Total capital and surplus	$858,251	$1,128,789	$1,033,987

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Statements of Cash Flows—Statutory Basis

	Year ended December 31
	2015	2014	2013
	(In Thousands)
Operating Activities:
Premiums, policy proceeds, and other considerations received,
net of reinsurance paid	$646,238	$(58,300)	$943,007
Net investment income received	562,663	598,835	616,547
Commissions and expenses (paid) received	(548,457)	508,933	(488,219)
Benefits paid	(712,347)	(862,415)	(1,722,363)
Net transfers from separate accounts	21,888	30,296	32,805
Dividends paid to policyholders	(1,727)	(1,557)	(1,712)
Federal income taxes paid	(29,892)	(31,402)	(157,153)
Miscellaneous income (expense)	230,692	(706,361)	245,657
Net cash provided (used) in operations	169,058	(521,971)	(531,431)

Investment Activities:
Proceeds from sales, maturities, or repayments of investments:
Bonds	983,015	2,332,866	3,238,665
Stocks	9,896	19,380	22,429
Mortgage loans	192,782	162,941	287,100
Other invested assets	63,888	381,918	128,155
Net loss on cash and short term investments	—	—	(4)
Miscellaneous proceeds	57,142	70,023	12,684
Total proceeds from sales, maturities, or repayments of investments	1,306,723	2,967,128	3,689,029

Cost of investments acquired:
Bonds	986,497	1,170,579	2,499,617
Stocks	16,353	6,953	3,390
Mortgage loans	200,741	494,994	207,908
Other invested assets	34,482	482,288	45,751
Miscellaneous applications	72,161	70,139	144,475
Total cost of investments acquired	1,310,234	2,224,953	2,901,141

Net decrease in contract loans	46,191	866	45,249
Net cash provided by investment activities	42,680	743,041	833,137

Financing and Miscellaneous Activities:
Other cash provided (applied):
Net withdrawals on deposit type contracts	(54,254)	(412,650)	(303,153)
Dividends to stockholders	(111,000)	(32,000)	—
Capital and surplus paid in	(130,000)	—	(447,000)
Other cash provided (applied)	31,103	177,149	(100,385)
Net cash used in financing and miscellaneous activities	(264,151)	(267,501)	(850,538)
Net decrease in cash and short term investments	(52,413)	(46,431)	(548,832)
Cash and short term investments:
Beginning of year	303,289	349,720	898,552
End of year	$250,876	$303,289	$349,720

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Statements of Cash Flows—Statutory Basis

	Year ended December 31
	2015	2014	2013
	(In Thousands)
Note: Supplemental disclosures of cash flow information for non-cash transactions:
Reinsurance recapture	$618,705	$—	$—
Dividend from subsidiary	308,373	—	—

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies
Security Life of Denver Insurance Company (the “Company”) is domiciled in Colorado and is a wholly-owned subsidiary of Voya Financial, Inc., a publicly traded corporation with its common stock listed on the New York Stock Exchange, under the symbol “VOYA.”

Prior to May 2013, Voya Financial, Inc., together with its subsidiaries including the Company, was an indirect, wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange. In 2009, ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya Financial, Inc., together with its subsidiaries including the Company.  On May 2, 2013, the common stock of Voya Financial, Inc. began trading on the New York Stock Exchange under the symbol “VOYA.”  On May 7, 2013 and May 31, 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale by Voya Financial, Inc. of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. (“ING International”), an indirect, wholly owned subsidiary of ING and previously the sole stockholder of Voya Financial, Inc., of 44,201,773 shares of outstanding common stock of Voya Financial, Inc. (collectively, the “IPO”).  On September 30, 2013, ING International transferred all of its shares of Voya Financial, Inc. common stock to ING.  On October 29, 2013, ING completed a sale of 37,950,000 shares of common stock of Voya Financial, Inc. in a registered public offering, reducing ING’s ownership of Voya Financial, Inc. to 57%

Throughout 2014, ING completed the sale of an aggregate of 82,783,006 shares of common stock of Voya Financial, Inc. in a series of three registered public offerings. Also during 2014, pursuant to the terms of share repurchase agreements between ING and Voya Financial, Inc., Voya Financial, Inc. acquired 19,447,847 shares of its common stock from ING. As of the end of 2014, ING’s ownership of Voya Financial, Inc. had been reduced to approximately 19%.

In March of 2015, ING completed a sale of 32,018,100 shares of common stock of Voya Financial, Inc. in a registered public offering. Concurrently with this offering, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Inc., Voya Financial, Inc. acquired 13,599,274 shares of its common stock from ING. As a result of these transactions, ING satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING to divest 100% of its ownership interest in Voya Financial, Inc. together with its subsidiaries, including the Company, by the end of 2016. ING continues to hold warrants to purchase up to 26,050,846 shares of Voya Financial, Inc. common stock at an exercise price of $48.75, subject to adjustments.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Description of Business

The Company focuses on two markets: the advanced market and the investment products market. The life insurance products offered for the advanced market include wealth transfer and estate planning, executive benefits, charitable giving and corporate owned life insurance. These products include universal life and variable life. Operations are conducted almost entirely on the general agency basis and the Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico (approved for reinsurance only). In the investment products market, the Company offers guaranteed investment contracts, funding agreements, and trust notes to institutional buyers.

Use of Estimates

The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Recently Adopted Accounting Principles

Effective January 1, 2013, the Company adopted Statement of Statutory Accounting Principles (“SSAP”) No. 102, Accounting for Pensions, a Replacement of SSAP No. 89, and SSAP No. 92, Accounting for Postretirement Benefits Other Than Pensions, a Replacement of SSAP No. 14, (collectively, “SSAP No. 102/92”). The principal provisions of these statements include the following:

▪	The unfunded benefit obligation, including nonvested participants, if any, must be recognized in surplus.

▪
Nonvested participants must be included in the projected benefit obligation for pensions, and participants not yet eligible to retire must be included in the accumulated postretirement benefit obligation for postretirement benefits other than pensions.

▪	The amortization period for gains (losses) is the average future service of all active participants for postretirement benefits other than pensions.

▪	The amortization period for new prior service cost attributed to nonvested participants is the average future service until vesting date.

▪	The measurement date is required to be year-end.

The effects on the Company’s 2013 financial statements of adopting SSAP No. 102/92 at January 1, 2013 was a decrease in surplus of $1.1, a decrease in liabilities of $3.5 and a decrease to an intangible asset of $4.6. The tax effect of the adoption increased surplus by $0.5, resulting in a net decrease of $0.6 in surplus as a result of the adoption of this standard. The adoption had no impact on net income. See Note 7 for additional disclosures required by this statement.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Correction of Errors

In 2015, the Company determined that it had overstated the payable to parent, subsidiaries and affiliates in prior years by $0.3. To correct this error, the Company recognized a cumulative prior period adjustment to surplus of $0.2 net of tax, in accordance with the provisions of Statement of Statutory Accounting Principles (“SSAP”) No. 3, Accounting Changes and Corrections of Errors ("SSAP No. 3"). The tax effect of this adjustment was an increase to taxes payable of $0.1. There was no impact to the Company's 2014 net income as a result of this adjustment.

During 3Q 2015, the Company discovered reserves established for certain annuity contracts were overstated in prior years by $0.6 due to adjustments related to a system conversion. To correct for this error, the Company has recognized a cumulative prior period adjustment in surplus of $0.6 in accordance with the provisions of SSAP No. 3. There was no impact to the Company's 2014 assets or net income as a result of this adjustment.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Colorado Division of Insurance, which practices differ from United States Generally Accepted Accounting Principles (“U.S. GAAP”). The more significant variances from U.S. GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on a rating by the National Association of Insurance Commissioners ("NAIC").

The Company periodically reviews the value of its investments in bonds and mandatorily redeemable preferred stocks. If the fair value of any investment falls below its cost basis, the decline is analyzed to determine whether it is an other-than-temporary decline. To make this determination for each security, the following are some of the factors considered:

•	The length of time and the extent to which the fair value has been below cost.

•	The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.

•	The Company's intent to sell the security prior to its maturity at an amount below its carrying value.

•	The Company's intent and ability to hold the security long enough for it to recover its fair value.

Based on the analysis, the Company makes a judgment as to whether the loss is other-than-temporary. If the loss is other-than-temporary, an impairment charge is recorded within net

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

realized investment gains (losses) in the statements of operations in the period the determination is made.
The Company invests in structured securities, including mortgage backed securities/ collateralized mortgage obligations, asset backed securities, collateralized debt obligations, and commercial mortgage backed securities. Structured securities are reported at amortized cost or fair value based on a rating by the NAIC. They are amortized using the interest method over the period which repayment of principal is expected to occur. For structured securities in unrealized loss positions, the Company determines whether it has the intent to sell or the intent and ability to hold the security for a period of time sufficient to recover the amortized cost. If the Company has the intent and ability to hold the security to recovery, the Company must compare the present value of the expected future cash flows for this security to its carrying value. If the present value of the expected future cash flows for the security is lower than its carrying value, the security is written down to its present value of the expected future cash flows.
When an other-than-temporary impairment (“OTTI”) is recorded because there is intent to sell or a holder does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security is written down to fair value. The total loss recorded is bifurcated between the interest related loss and the non-interest related loss. The interest related portion is deferred through the interest maintenance reserve (“IMR”) and the non-interest related portion is included in the asset valuation reserve (“AVR”) as prescribed by the NAIC.
Net realized gains and losses on disposed investments are reported in the statements of operations, net of federal income tax and transfers to the IMR.
Under U.S. GAAP, fixed maturities are designated at purchase as held to maturity, trading or available-for-sale, except for those accounted for using the fair value option ("FVO"). Held to maturity investments are reported at amortized cost and the remaining fixed maturity investments are reported at fair value. For those designated as trading, changes in fair value are reported in the statements of operations. Available-for-sale securities are reported at fair value with changes in fair value reported as a separate component of other comprehensive income (loss) in shareholder’s equity. Using the FVO, securities are reported at fair value with changes in fair value reported in the statements of operations.
When the Company has determined it has the intent to sell or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost (“intent impairment”), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in net realized investment gains (losses) in the statements of operations as an OTTI. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

in cash flows expected not to be collected (“credit impairment”) and the amount related to other factors (“noncredit impairment”). The credit impairment is recorded in net realized capital gains (losses) in the statements of operations. The noncredit impairment is recorded in other comprehensive income (loss) in shareholder’s equity.

Net realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold.

Asset Valuation Reserves: The AVR is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

Interest Maintenance Reserve: Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five year bands. The Company reports the net deferral of IMR as a liability on the accompanying balance sheets. When the net deferral of IMR is negative, the amount is reported as a component of other assets and nonadmitted.

Cash and Short-term Investments: Cash and short-term investments represent cash balances, demand deposits, and short term fixed maturity investments with initial maturities of one year or less at the date of acquisition.

Under U.S. GAAP, the corresponding caption of cash and cash equivalents includes cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, as the time of purchase.

Derivatives: The Company follows the hedge accounting guidance in SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities (“SSAP No. 86”) for derivative transactions entered into or modified on or after January 1, 2003. Under SSAP No. 86, derivatives that are deemed effective hedges are accounted for entirely in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract.

Under U.S. GAAP, the effective and ineffective portions of a cash flow hedge are accounted for separately. The effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in other net realized capital gains (losses). An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is reported with the host contract on the balance sheets at fair value, and the change in fair value is recorded in income. For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in other net realized capital gains (losses).

Mortgage Loans: Mortgage loans are reported at amortized cost, less write downs for impairments. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lesser of either the present value of expected cash flows from the loan, discounted at the loan’s original purchase yield or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in net realized capital gains (losses).

Under U.S. GAAP, the Company also records an allowance for probable losses incurred on non-impaired loans on an aggregate basis, rather than specifically identified probable losses incurred by individual loan.

Deferred Income Taxes: Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. Deferred tax assets are provided for and admitted to an amount determined under a standard formula in accordance with SSAP No. 101. A valuation allowance is required if based on the available evidence; it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. This assessment is determined on a separate reporting entity basis.

After reduction for any valuation allowance, the Company follows the admissibility formula laid out under SSAP No. 101. These provisions limit the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limitation is based on availability of taxes paid in prior years that could be recovered through carrybacks, the expected timing of reversals for accumulated temporary differences over the next three years to offset future taxes, surplus limits, and the amount of gross deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are nonadmitted.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

SSAP No. 101 requires all changes in deferred tax balances to be included as surplus adjustments; under U.S. GAAP, however, most changes in deferred tax balances are recorded in the income statement (with the exception of certain items that are recorded through Other Comprehensive Income or directly to the equity section of the balance sheet) as a component of the total income tax provision.

U.S. GAAP also requires that deferred taxes be included for all jurisdictions that determine taxes based on income. Thus deferred state income taxes must be booked under U.S. GAAP. SSAP No. 101, however, specifically prohibits establishing deferred state income tax assets and liabilities.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred.

Under U.S. GAAP, incremental, direct costs of contract acquisition and certain costs related directly to successful acquisition activities are capitalized. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. In addition, the outstanding value of in force business acquired is capitalized. For certain traditional life insurance, to the extent recoverable from future gross profits, acquisition costs are amortized over the premium payment period in proportion to the present value of expected gross premium. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized over the estimated lives of the contracts in relation to the emergence of estimated gross profits.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under U.S. GAAP, premiums related to traditional life insurance contracts and payout contracts with life contingencies are recognized as revenue when due. Amounts received for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges.

Benefits Paid or Provided: Benefits incurred for universal life and annuity policies represent the total of death benefits paid and the change in policy reserves.

Under U.S. GAAP, benefits and expenses for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners’ Reserve Valuation methods (“CRVM”) using statutory rates for mortality and interest.

Under U.S. GAAP policy reserves for traditional products are based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Commissions allowed by reinsurers on business ceded are reported as income when received. Losses generated in certain reinsurance transactions are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business.

Under U.S. GAAP, ceded future policy benefits and contract owner liabilities are reported gross on the balance sheets. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the balance sheets and are stated net of allowances for uncollectible reinsurance, which are charged to earnings. Gains and losses on reinsurance, including commission and expense allowances, are deferred and amortized over the remaining life of the business.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally disallowed deferred federal income tax assets, disallowed interest maintenance reserves, non-operating system software, past due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated. Certain affiliated investments for which audited U.S. GAAP statements are not available, or expected to be available, are nonadmitted.

Under U.S. GAAP, the accounts and operations of the Company’s wholly owned subsidiaries are consolidated. Intercompany transactions and balances are eliminated.

Policyholder Dividends: Policyholder dividends are recognized when declared.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Under U.S. GAAP, dividends allocable to participating contract owners are based on published dividend projections or expected dividend scales.

Surplus Notes: Surplus notes issued are reported as a component of surplus on the balance sheets.  Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Colorado Division of Insurance.

Under U.S. GAAP, surplus notes are reported as long-term debt, and the related interest is reported as a change to earnings over the term of the notes. See Note 3 for additional information on affiliate surplus notes.

Reconciliation to U.S. GAAP: The effects of the preceding variances from U.S. GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Investments: Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are principally stated at amortized cost using the effective interest method.

Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Amortized cost is determined using the effective interest method and includes anticipated prepayments. The retrospective adjustment method is used to determine the amortized cost for the majority of loan-backed and structured securities. For certain securities the prospective adjustment method is used, including interest only securities and securities that have experienced an OTTI.

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or fair value and nonredeemable preferred stocks are reported at fair value or the lower of cost or fair value.

Common stocks are reported at fair value, and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes.

The Company engages in dollar reverse repurchase agreements with mortgage-backed securities ("dollar rolls") and reverse repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company also enters into repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased.

The Company engages in securities lending whereby certain domestic securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. For certain transactions, a lending agent may be used and the agent may retain some or all of the collateral deposited by the borrower and transfer the remaining collateral to the Company. Collateral retained by the agent is invested in liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Short-term investments are reported at amortized cost which approximates fair value. Short-term investments include investments with maturities between three months and one year at the date of acquisition.

Partnership interests, which are included in other invested assets, are reported at the underlying audited GAAP equity of the investee. Changes in surplus from distributions are reported in investment income.

Residual collateralized mortgage obligations, which are included in other invested assets on the balance sheets, are reported at amortized cost using the effective interest method.

Surplus notes acquired, which are included in other invested assets on the balance sheets, are reported at amortized cost using the effective interest method.

Realized capital gains and losses are generally determined using the first in first out method.

Cash on hand includes cash equivalents. Cash equivalents are short term investments that are both readily convertible to cash and have an original maturity date of three months or less from date of purchase.

The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The unrealized gains and losses from derivatives not designated as accounting hedges are reported at fair value through surplus. Upon termination, interest related gains and losses on asset hedges are included in IMR and are

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

amortized over the remaining lives of the derivatives; other gains and losses are added to the AVR. The Company enters into the following derivatives:

Credit Contracts:

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in replication relationships.

Equity Contracts:

Options: The Company uses options to hedge against changes in the value of the benefit contained in the indexed universal life products. The Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.

Foreign Exchange Contracts:

Currency Forwards: The Company uses currency forward contracts to hedge currency exposure related to its invested assets. The Company utilizes these contracts in non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Interest Rate Contracts:

Futures: The Company uses interest rate futures contracts to hedge interest rate risks associated with the CMO-B portfolio. Changes in the general level of interest rates can result in the potential for adverse changes in the portfolio. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margin with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to manage the volatilities between the market value sensitivities of the Portfolio of asset/liability mismatch caused by changing interest rates. The Company utilizes these contracts in non-qualifying hedging relationships.

Total Return Swaps: The Company uses Total Return Swaps to hedge the cash flow variability associated with its Surplus account assets. The Company pays total return on its surplus account assets and receives variable payment detailed in the Total Return Swap confirmation agreement. The Company utilizes these contract in a non-qualifying hedging relationship.

SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities (“SSAP No. 97”), applies to the Company’s subsidiaries, controlled and affiliated entities (“SCA”). The Company’s insurance subsidiaries are reported at their underlying statutory basis net assets, and the Company’s non-insurance subsidiaries are reported at the underlying GAAP equity amount, adjusted to a statutory accounting basis as promulgated by the NAIC Accounting Practices and Procedures Manual. Dividends from subsidiaries are included in net investment income. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses. SCA entities for which audited statements are not available or expected to be available are nonadmitted. Management regularly reviews its SCA’s to determine if an other-than-temporary impairment has occurred. During this review, management makes a judgment as to whether it is probable that the reporting entity will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings.

Contract loans are reported at unpaid principal balances but not in excess of the cash surrender value.

Aggregate Reserve for Life Policies and Contracts: Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 1.5% to 11.3% for 2015.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Colorado Division of Insurance, is $7.8 billion and $7.9 billion at December 31, 2015 and 2014, respectively.

The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $284.1 and $292.3 at December 31, 2015 and 2014, respectively. The Company anticipates investment income as a factor in the premium deficiency calculation in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts (“SSAP No. 54”).

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: current year reserves, plus payments, less prior year reserves, less funds added.

Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Electronic Data Processing Equipment: Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of such assets is calculated on a straight line basis over the estimated useful life of the asset.

Benefit Plans: The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plans. The Company also provides a contributory retirement plan for substantially all employees.

Participating Insurance: Participating business approximates less than 1% of the Company’s ordinary life insurance in force and less than 1% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividends expense of $1.1, $1.5 and $1.6 was incurred in 2015, 2014 and 2013, respectively.

Nonadmitted Assets: Nonadmitted assets are summarized as follows:

	December 31
	2015	2014
	(In Thousands)
Net deferred tax asset	$213,193	$172,972
Agents' debit balances	6,398	7,422
Deferred and uncollected premium	67	180
Receivables from parent, subsidiaries and affiliates	—	309
Other	2,221	673
Total nonadmitted assets	$221,879	$181,556

Changes in nonadmitted assets are generally reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses: Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2015. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2015.

Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company. There are no product classification differences under GAAP.

Reserves related to the Company’s mortality risk are associated with life and annuity reserves. These reserves include reserves for guaranteed minimum death benefits (before reinsurance) that totaled $5.4 and $5.5 at December 31, 2015 and 2014, respectively. The operations of the separate accounts are not included in the accompanying financial statements.

2.	Permitted Statutory Basis Accounting Practices
The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Colorado Division of Insurance. The Colorado Division of Insurance recognizes only statutory accounting practices prescribed or permitted by the State of Colorado for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Colorado Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Colorado. The Colorado Commissioner of Insurance (“Commissioner”) has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Colorado Division of Insurance.

On May 8, 2013, the Company, with the permission of the Colorado Division of Insurance, reallocated the gross paid-in and contributed surplus and the unassigned funds components of surplus, computed as of December 31, 2012, similar to the restatement of surplus that occurs pursuant to the prescribed accounting guidance for a quasi-reorganization under Statements of Statutory Accounting Principles No. 72, Surplus and Quasi-Reorganizations (“SSAP No. 72”). The reallocation resulted in a decrease to gross paid-in and contributed surplus and an increase in unassigned surplus of $455.4. This permitted practice had no impact on net income, total capital and surplus or risk-based capital.

As of December 31, 2015, and 2014 the Company had no such permitted accounting practices.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

3.	Investments
Fixed Maturities and Equity Securities

The cost or amortized cost and fair value of bonds and equity securities are as follows:

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2015
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$776,474	$129,926	$2,236	$904,164
States, municipalities, and political subdivisions	193,448	13,796	2,131	205,113
Foreign other (par value - $1,375,080)	1,374,016	64,918	88,724	1,350,210
Foreign government (par value - $120,430)	125,794	2,023	7,740	120,077
Corporate securities	4,347,426	234,680	174,290	4,407,816
Residential mortgage backed securities	616,258	159,191	7,131	768,318
Commercial mortgage backed securities	741,155	16,687	1,539	756,303
Other asset backed securities	54,371	2,335	1,302	55,404
Total fixed maturities	8,228,942	623,556	285,093	8,567,405
Preferred stocks	22,302	298	206	22,394
Common stocks	15,348	—	—	15,348
Total equity securities	37,650	298	206	37,742
Total	$8,266,592	$623,854	$285,299	$8,605,147

At December 31, 2014
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$790,283	$164,599	$551	$954,331
States, municipalities, and political subdivisions	140,052	18,268	259	158,061
Foreign other (par value - $1,547,648)	1,557,804	124,379	18,101	1,664,082
Foreign government (par value - $107,632)	113,928	3,172	3,143	113,957
Corporate securities	4,641,649	480,135	27,060	5,094,724
Residential mortgage backed securities	729,358	191,979	8,760	912,577
Commercial mortgage backed securities	742,933	38,895	113	781,715
Other asset backed securities	66,893	5,473	—	72,366
Total fixed maturities	8,782,900	1,026,900	57,987	9,751,813
Preferred stocks	9,155	3,571	5	12,721
Common stocks	18,317	—	—	18,317
Total equity securities	27,472	3,571	5	31,038
Total	$8,810,372	$1,030,471	$57,992	$9,782,851

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Reconciliation of bonds from amortized cost to carrying value is as follows:

	December 31
	2015	2014
	(In Thousands)
Cost or amortized cost	$8,228,942	$8,782,900
Adjustment for below investment grade bonds	(1,091)	(795)
Carrying value	$8,227,851	$8,782,105

The aggregate fair value of bonds with unrealized losses and the time period that cost exceeded fair value are as follows:

	Less than 6 Months Below Cost	More than 6 Months and Less than 12 Months Below Cost	More than 12 Months Below Cost	Total
	(In Thousands)
At December 31, 2015
Fair value	$1,283,549	$1,402,471	$251,519	$2,937,539
Unrealized loss	55,971	159,167	69,955	285,093

At December 31, 2014
Fair value	$613,400	$33,282	$687,017	$1,333,699
Unrealized loss	28,024	752	29,211	57,987

The amortized cost and fair value of investments in bonds at December 31, 2015, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(In Thousands)
Maturity:
Due in 1 year or less	$112,739	$113,980
Due after 1 year through 5 years	714,743	738,514
Due after 5 years through 10 years	974,483	973,998
Due after 10 years	5,015,193	5,160,888
	6,817,158	6,987,380
Residential mortgage backed securities	616,258	768,318
Commercial mortgage backed securities	741,155	756,303
Other asset backed securities	54,371	55,404
Total	$8,228,942	$8,567,405

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

At December 31, 2015 and 2014, investments in certificates of deposit and bonds with an admitted asset value of $26.2 and $26.4, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

Pre-2008 vintage subprime and Alt-A mortgage collateral continues to distance itself from the credit crisis and payment performance reflects a housing market firmly entrenched in recovery. While collateral losses continue to be realized, the amounts are steadily decreasing. Serious delinquencies and other measures of performance, like prepayments and loan defaults, have also displayed sustained periods of improvement. Reflecting these fundamental improvements, related bond prices and sector liquidity have increased substantially since the credit crisis. Home prices have moved steadily higher, further supporting payment performance. Year-over-year home price measures, while at a lower magnitude than experienced in recent years, appear to have stabilized at sustainable levels, when measured on a nationwide basis. This backdrop remains supportive of continued improvement in overall borrower payment behavior. In managing the Company’s risk exposure to subprime and Alt-A mortgages, collateral performance and structural characteristics associated with various positions are taken into account.

The Company does not originate or purchase subprime or Alt-A whole-loan mortgages. Subprime lending is the origination of loans to customers with weaker credit profiles. The Company defines Alt-A mortgages to include the following: residential mortgage loans to customers who have strong credit profiles but lack some element(s), such as documentation to substantiate income; residential mortgage loans to borrowers that would otherwise be classified as prime but whose loan structure provides repayment options to the borrower that increase the risk of default; and any securities backed by residential mortgage collateral not clearly identifiable as prime or subprime.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the Company’s exposure to subprime mortgage-backed holdings and Alt-A mortgage-backed securities through other investments:

	Actual Cost	Book/Adjusted Carrying Value (Excluding Interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
		(In Thousands)
December 31, 2015
Residential mortgage backed securities	$58,883	$48,406	$52,789	$126
Structured securities	267,626	207,527	230,980	326
Total	$326,509	$255,933	$283,769	$452

December 31, 2014
Residential mortgage backed securities	$64,287	$56,413	$62,294	$365
Structured securities	321,367	242,876	270,103	—
Total	$385,654	$299,289	$332,397	$365

December 31, 2013
Residential mortgage backed securities	$63,550	$61,319	$65,368	$3,363
Structured securities	271,453	293,240	302,338	7,520
Total	$335,003	$354,559	$367,706	$10,883

The Company did not have underwriting exposure to subprime mortgage risk through Mortgage Guaranty or Financial Guaranty insurance coverage as of December 31, 2015.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following tables detail the Company's exposure to structured notes:

At December 31, 2015

CUSIP Identification	Actual Cost	Fair Value	Book/Adjusted Carrying Value	Mortgage-Referenced Security (Y/N)
	(In Thousands)
001957BD0	$3,985	$4,590	$3,903	N
026874BS5	7,416	9,450	7,405	N
03938LAS3	12,893	8,791	12,927	N
25156PAC7	4,545	5,127	4,381	N
37247DAG1	360	810	371	N
416515AW4	2,398	2,640	2,398	N
53079EAR5	978	1,490	978	N
749769AA3	7,999	8,130	7,999	N
89352HAC3	5,071	3,750	5,020	N
903312AA4	1,638	2,250	1,716	N
96122CAA2	4,753	5,025	4,696	N
98877CAA5	5,000	5,113	5,000	N
EF3202449	13,593	13,799	13,537	N
Total	$70,629	$70,965	$70,331	XXX

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

At December 31, 2014

CUSIP Identification	Actual Cost	Fair Value	Book/Adjusted Carrying Value	Mortgage-Referenced Security (Y/N)
	(In Thousands)
001957BD0	$3,985	$5,292	$3,916	N
026874BS5	7,416	9,720	7,408	N
03938LAS3	12,893	13,130	12,940	N
25156PAC7	4,545	5,434	4,408	N
37247DAG1	360	1,845	371	N
416515AW4	2,398	2,748	2,398	N
53079EAR5	978	1,544	978	N
749769AA3	12,832	13,390	12,839	N
830505AM5	5,000	5,025	4,854	N
89352HAC3	5,071	4,825	5,036	N
903312AA4	1,638	2,250	1,704	N
96122CAA2	7,405	8,160	7,370	N
98877CAA5	5,000	5,325	5,000	N
ED8307396	1,222	1,278	1,229	N
EF3202449	13,593	14,363	13,545	N
Total	$84,336	$94,329	$83,996	XXX

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Mortgage Loans

All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan-specific credit quality, property characteristics, and market trends, and assigned a quality rating using the Company’s internally developed quality rating system.

The Company's mortgage loans on real estate are all commercial mortgage loans, held for investment, which totaled $1,074.1 and $1,144.2 as of December 31, 2015 and 2014, respectively. The carrying value of these loans is reported at amortized cost, less impairment write-downs.

The maximum and minimum lending rates for long-term mortgage loans acquired or made during 2015 were 8.2% and 3.5%.

Taxes, assessments and any amounts advanced and not included in the mortgage loan total were $0.0 and $0.0 as of December 31, 2015 and 2014, respectively.

Property insurance is required on all collateral securing commercial real estate mortgage loans. Generally the coverage is “all risk” at a level equal to the replacement cost of the improvements. Additional coverage may be required to cover flood, windstorm and other risks associated with collateral type, use and location.

During 2015, the maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 72.5% on commercial properties.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows an age analysis of mortgage loans by type as of December 31, 2015 and 2014:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
December 31, 2015
Recorded investment (all)
Current	$—	$—	$—	$—	$1,074,089	$—	$1,074,089
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	—	—	—	—	—	—	—
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	—%	—%	—%	—%	—%	—%	—%

December 31, 2014
Recorded investment (all)
Current	$—	$—	$—	$—	$1,144,203	$—	$1,144,203
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	—	—	—	—	—	—	—
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	—%	—%	—%	—%	—%	—%	—%

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows investments in impaired mortgage loans held by the Company with or without an allowance for credit losses as of December 31, 2015 and 2014:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
	(In Thousands)
December 31, 2015
With Allowance for Credit Losses	$—	$—	$—	$—	$—	$—	$—
No Allowance for Credit Losses	—	—	—	—	735	—	735

December 31, 2014
With Allowance for Credit Losses	$—	$—	$—	$—	$—	$—	$—
No Allowance for Credit Losses	—	—	—	—	3,410	—	3,410

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows investments in impaired mortgage loans held by the Company and the related average recorded investment, the interest income recognized and the investments on nonaccrual status pursuant to SSAP No. 34, Investment Income Due and Accrued as of December 31, 2015, 2014 and 2013:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
	(In Thousands)
December 31, 2015
Average recorded investment	$—	$—	$—	$—	$2,072	$—	$2,072
Interest income recognized	—	—	—	—	100	—	100
Recorded Investments on nonaccrual status	—	—	—	—	—	—	—
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	112	—	112

December 31, 2014
Average recorded investment	$—	$—	$—	$—	$4,049	$—	$4,049
Interest income recognized	—	—	—	—	224	—	224
Recorded Investments on nonaccrual status	—	—	—	—	—	—	—
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	208	—	208

December 31, 2013
Average recorded investment	$—	$—	$—	$—	$2,343	$—	$2,343
Interest income recognized	—	—	—	—	131	—	131
Recorded Investments on nonaccrual status	—	—	—	—	—	—	—
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	131	—	131

The Company recognizes interest income on its impaired loans upon receipt.

The Company has no allowances for credit losses as of December 31, 2015 and 2014.

The Company has no mortgage loans derecognized as a result of foreclosure as of December 31, 2015 and 2014.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Net Realized Capital Gains and Losses

Realized capital losses are reported net of federal income taxes and amounts transferred to the IMR are as follows:

	December 31
	2015	2014	2013
	(In Thousands)
Realized capital (losses) gains	$(318,532)	$22,340	$40,454
Amount transferred to IMR (net of related taxes of
$(11,592) in 2015, $4,854 in 2014 and $(1,885) in 2013)	21,528	(9,015)	3,501
Federal income tax (expense) benefit	(2,354)	16,660	26,748
Net realized capital (losses) gains	$(299,358)	$29,985	$70,703

Realized capital losses include losses of $30.3, $3.4 and $19.2 related to securities that have experienced an other than temporary decline in value during 2015, 2014 and 2013, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $1.0 billion, $1.8 billion and $2.6 billion in 2015, 2014 and 2013, respectively. Gross gains of $17.1, $79.1 and $125.5 and gross losses of $16.9, $25.5 and $17.7 during 2015, 2014 and 2013, respectively, were realized on those sales. A portion of the gains and losses realized in 2015, 2014 and 2013 has been deferred to future periods in the IMR.

During 2013, the Company received a distribution of cash and securities in conjunction with a Lehman Brothers bankruptcy settlement ("Lehman Recovery"). In 2008, Lehman Brothers acted as a prime broker for assets held in a partnership owned by the Company. These partnership assets were subsequently written down to the then-assumed realizable value. The amount of the distributions in excess of the book value of these assets of $49.9 was recognized as Net Realized Capital Gains in the 2013 statement of operations.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses, in aggregate, the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R, Loan-backed and Structured Securities (“SSAP No. 43R”) during 2015 due to intent to sell or inability or lack of intent to hold to recovery in 2015:

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
	(In Thousands)
First quarter:
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$—	$—	$—	$—

Second quarter:
Aggregate intent to sell	$1	$—	$—	$1
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$1	$—	$—	$1

Third quarter:
Aggregate intent to sell	$503	$122	$—	$381
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$503	$122	$—	$381

Fourth quarter:
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery				—
Total fourth quarter	$—	$—	$—	$—

Total	N/A	$122	$—	N/A

There were no OTTI’s recognized by the Company in 2014 due to intent to sell or inability or lack of intent to hold to recovery.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses, in aggregate, the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R during 2013 due to intent to sell or inability or lack of intent to hold to recovery in 2013:

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
	(In Thousands)
First quarter:
Aggregate intent to sell	$32,357	$7,277	$—	$25,080
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$32,357	$7,277	$—	$25,080

Fourth quarter:
Aggregate intent to sell	$14,093	$1,982	$—	$12,111
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$14,093	$1,982	$—	$12,111

Total	N/A	$9,259	$—	N/A

There were no OTTI’s recognized by the Company in the second and third quarters of 2013 due to intent to sell or inability or lack of intent to hold to recovery.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses in detail the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R, exclusive of intent impairments, in 2015:

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
	(In Thousands)
16165MAD0	$888	$882	$6	$882	$725	3/31/2015
2254582C1	1,670	1,668	2	1,668	1,668	3/31/2015
225458PN2	175	174	—	174	152	3/31/2015
45660LSP5	739	730	9	730	655	3/31/2015
92925DAA8	596	594	2	594	594	3/31/2015
93364CAA6	1,224	1,224	1	1,224	1,133	3/31/2015
12669FXP3	205	205	—	205	191	6/30/2015
16165MAD0	866	854	12	854	775	6/30/2015
2254582C1	1,613	1,600	13	1,600	1,600	6/30/2015
225458PN2	167	162	5	162	145	6/30/2015
45660LSP5	697	692	5	692	624	6/30/2015
75116CAA4	401	396	5	396	344	6/30/2015
86359DMZ7	343	339	4	339	330	6/30/2015
93364CAA6	1,182	1,175	7	1,175	1,100	6/30/2015
12667FZQ1	450	437	13	437	437	9/30/2015
12669GUX7	97	95	2	95	93	9/30/2015
2254582C1	1,518	1,513	5	1,513	1,513	9/30/2015
86359DMZ7	312	309	3	309	303	9/30/2015
93364CAA6	1,144	1,141	3	1,141	1,054	9/30/2015
16165MAD0	813	810	4	810	693	12/31/2015
17311YAB9	8,111	7,786	326	7,786	7,786	12/31/2015
2254582C1	1,451	1,437	14	1,437	1,437	12/31/2015
86359DMZ7	295	287	8	287	286	12/31/2015
93934FQQ8	2	—	1	—	—	12/31/2015
Total			$450
The total amount of OTTI's recognized by the Company arising from the present value of expected cash flows being less than the amortized cost of structured securities subject to SSAP No. 43R was $0.5, $0.7 and $4.7 in 2015, 2014 and 2013, respectively.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses, in the aggregate, all structured securities in an unrealized loss position subject to SSAP No. 43R for which an OTTI has not been recognized in earnings as a realized loss, including securities with a recognized OTTI for non-interest related declines when a non-recognized interest related impairment remains:

	December 31, 2015
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$3,461	$233,888
Greater than 12 months	6,511	99,306
Total	$9,972	$333,194

Impairments on joint venture, partnerships and limited liability company holdings are taken when the market value is less than 90% of book value, and it is determined that the decline below book value is not recoverable. The fair value of these investments is based upon the Company’s overall proportional ownership interest in the underlying partnership. The investment and the amount of the impairments for the years ended December 31, 2015, 2014 and 2013 are as follows:

Description	Amount of Impairment
	2015	2014	2013
	(In Thousands)
AUDAX MEZZANINE FUND, LP PRVT	$—	$60	$131
GREEN MOUNTAIN INVESTORS II, LP PRVT	—	12	255
ENERGY CAPITAL PARTNERS, LP PRVT	826	—	—
ENERVEN COMPRESSION LLC (BALP) PRVT	—	—	6,194
TENASKA POWER FUND, L.P. PRVT	3,146	—	—
TCW FUND XIV LP PRVT	1,716	—	—
Total	$5,688	$72	$6,580

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Investment Income

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2015	2014	2013
	(In Thousands)
Income:
Equity securities	$1,748	$1,800	$2,010
Bonds	475,064	505,789	574,207
Mortgage loans	66,704	53,259	50,581
Derivatives	(22,228)	(29,207)	(53,709)
Contract loans	50,687	53,785	55,774
Other	14,216	20,137	13,270
Total investment income	586,191	605,563	642,133
Investment expenses	(18,297)	(21,086)	(22,868)
Net investment income	$567,894	$584,477	$619,265

Affiliate Surplus Note

On December 17, 1996, the Company agreed to lend affiliate, VIAC, the principal sum of $35.0 plus interest through a surplus note approved by the Colorado Division of Insurance. Since the surplus note does not have an NAIC rating of 1, per SSAP No. 41, Surplus Notes, Paragraph 10.b.i.(b), a statement factor was established for the surplus note of 0.95 and 1.0 as a multiple of the face amount for the years ended 2015 and 2014, respectively. The carrying value of the surplus note at December 31, 2015 and 2014 was $33.2 and $35.0, respectively. Interest is due to the Company quarterly at the rate of 7.979% per annum, until the principal is paid by VIAC. The scheduled maturity date is December 7, 2029. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders of VIAC in the event of (a) the institution of bankruptcy, reorganization, insolvency, or a liquidation proceedings by or against VIAC, or (b) the appointment of a Trustee, receiver or other conservator for a substantial part of VIAC’s properties. Any payment of principal and/or interest made is subject to the prior approval of the Iowa Insurance Commissioner. Interest paid from VIAC to the Company was $2.8 for each period ended December 31, 2015, 2014 and 2013.

Reverse Repurchase Agreements and Securities Lending

The Company engages in dollar reverse repurchase agreements with mortgage-backed securities ("dollar rolls") and reverse repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements. As of December 31, 2015 and 2014, the Company did not have any securities pledged in dollar rolls and repurchase agreement transactions.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company also enters into repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. As of December 31, 2015 and 2014, the Company did not have any securities pledged under repurchase agreements.

The Company engages in securities lending whereby certain domestic securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. For certain transactions, a lending agent may be used and the agent may retain some or all of the collateral deposited by the borrower and transfer the remaining collateral to the Company. Collateral retained by the agent is invested in liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

The aggregate amount of collateral received, by specific time period, for repurchase agreements and securities lending agreements at December 31, 2015 and 2014 are shown below:

	At December 31, 2015		At December 31, 2014
	Repurchase Agreements	Securities Lending	Repurchase Agreements	Securities Lending
(In Thousands)
Open	$—	$50,084	$—	$67,435
30 days or less	—	—	—	—
31 to 60 days	—	—	—	—
61 to 90 days	—	—	—	—
Greater than 90 days	—	—	—	—
Securities received	—		—	—
Total collateral received	$—	$50,084	$—	$67,435

The Company uses cash collateral received for income generation and general liquidity purposes. At the end of the loan term, the Company will take back its securities, and the counterparty will receive the amount loaned, together with the agreed upon interest.

The Company had loaned securities under securities lending agreements, which are reflected as invested assets on the balance sheet, with a fair value of approximately $48.4 and $65.4 at December 31, 2015 and 2014, respectively.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The aggregate amount of collateral reinvested, by specific time period, for repurchase agreements and securities lending agreements at December 31, 2015 and 2014 are shown below:

	Repurchase Agreements		Securities Lending
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
(In Thousands)
At December 31, 2015
Open	$—	$—	$—	$—
30 days or less	—	—	49,642	49,642
31 to 60 days	—	—	—	—
61 to 90 days	—	—	—	—
91 to 120 days	—	—	—	—
121 to 180 days	—	—	448	448
181 to 365 days	—	—	—	—
1 to 2 years	—	—	—	—
2 to 3 years	—	—	—	—
Greater than 3 years	—	—	—	—
Securities received	—	—	—	—
Total collateral reinvested	$—	$—	$50,090	$50,090

At December 31, 2014
Open	$—	$—	$—	$—
30 days or less	—	—	67,439	67,439
31 to 60 days	—	—	—	—
61 to 90 days	—	—	—	—
91 to 120 days	—	—	—	—
121 to 180 days	—	—	—	—
181 to 365 days	—	—	—	—
1 to 2 years	—	—	—	—
2 to 3 years	—	—	—	—
Greater than 3 years	—	—	—	—
Securities received	—	—	—	—
Total collateral reinvested	$—	$—	$67,439	$67,439

The Company had no collateral for transactions that extended beyond on year from the reporting date at December 31, 2015 and 2014.

The maturity dates of the liabilities appropriately match the invested assets in the securities lending program.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Federal Home Loan Bank Agreements

The Company is a member of the Federal Home Loan Bank of Topeka (“FHLB”). Through its membership, the Company has conducted business (issued funding agreements) with the FHLB. It is part of the Company's strategy to utilize these funds for spread lending purposes. The Company has determined the estimated maximum borrowing capacity as $4.7 billion. The Company has the ability to obtain funding from the FHLB based on a percentage of the value of its assets and subject to the availability of eligible collateral. The limit across all programs is potentially up to 40% of the general account total net admitted assets, excluding Separate Accounts, of the Company, one quarter in arrears, based on credit approval from FHLB of Topeka.

The amount of FHLB capital stock held by the Company is as follows:

	2015			2014
	General Account	Separate Account	Total	General Account	Separate Account	Total
	(In Thousands)
Membership stock - Class A	$500	$—	$500	$500	$—	$500
Activity stock	14,575	—	14,575	17,500	—	17,500
Excess stock	273	—	273	317	—	317
Aggregate total	$15,348	$—	$15,348	$18,317	$—	$18,317

All FHLB membership stock is not eligible for redemption.

The amount of collateral pledged to FHLB at the the end of the reporting period, and the maximum amount that was pledged to FHLB during the reporting period is as follows:

	Amount Pledged at End of Reporting Period			Maximum Amount Pledged During Reporting Period
	Fair Value	Carrying Value	Aggregate Total Borrowing	Fair Value	Carrying Value	Aggregate Total Borrowing
	(In Thousands)
As of December 31, 2015
General account	$432,559	$365,777	$335,000	$521,113	$433,213	$400,000
Separate account	—	—	—	—	—	—
Total	$432,559	$365,777	$335,000	$521,113	$433,213	$400,000

As of December 31, 2014
General account	$494,953	$404,050	$400,000	$892,482	$769,220	$700,000
Separate account	—	—	—	—	—	—
Total	$494,953	$404,050	$400,000	$892,482	$769,220	$700,000

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The amount borrowed from the FHLB at the the end of the reporting period is as follows:

	General Account	Separate Account	Total	Funding Agreements Reserves Established
	(In Thousands)
As of December 31, 2015
Debt	$—	$—	$—	XXX
Funding agreements	335,000		335,000	$313,109
Other	—	—	—	XXX
Aggregate total	$335,000	$—	$335,000	$313,109

As of December 31, 2014
Debt	$—	$—	$—	XXX
Funding agreements	400,000	—	400,000	$359,956
Other	—	—	—	XXX
Aggregate total	$400,000	$—	$400,000	$359,956

The maximum amount the general account borrowed from FHLB during the reporting period was $400.0.

The Company's current FHLB borrowings are not subject to prepayment penalties.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Restricted Assets
The following table shows assets pledged as collateral or restricted at December 31, 2015:

	Gross Restricted
	General Account		Separate Account		Total Assets	Total From Prior Year	Increase/(Decrease)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*	Total Assets	Supporting General Account Activity**
	(In Thousands)
Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—	$—	$—	$—	—%	—%
Collateral held under security lending agreements	55,785	—	—	—	55,785	64,193	(8,408)	55,785	0.4%	0.4%
Subject to repurchase agreements	—	—	—	—	—	—	—	—	—%	—%
Subject to reverse repurchase agreements	—	—	—	—	—	—	—	—	—%	—%
Subject to dollar repurchase agreements	—	—	—	—	—	—	—	—	—%	—%
Subject to dollar reverse repurchase agreements	—	—	—	—	—	—	—	—	—%	—%
Placed under option contracts	—	—	—	—	—	—	—	—	—%	—%
Letter stock or securities restricted as to sale-excluding FHLB capital stock	—	—	—	—	—	—	—	—	—%	—%
FHLB capital stock	15,348	—	—	—	15,348	18,317	(2,969)	15,348	0.1%	0.1%
On deposit with states	26,172	—	—	—	26,172	26,401	(229)	26,172	0.2%	0.2%
On deposit with other regulatory bodies	—	—	—	—	—	—	—	—	—%	—%
Pledged as collateral to FHLB (including assets backing funding agreements)	365,777	—	—	—	365,777	404,050	(38,273)	365,777	2.7%	2.8%
Pledged as collateral not captured in other categories
Derivative pledged collateral	20,188	—	—	—	20,188	35,832	(15,644)	20,188	0.1%	0.2%
Subtotal	20,188	—	—	—	20,188	35,832	(15,644)	20,188	0.1%	0.2%
Total Restricted Assets	$483,270	$—	$—	$—	$483,270	$548,793	$(65,523)	$483,270	3.5%	3.7%

* Subset of Total General Account Gross Restricted Assets
** Subset of Total Separate Account Restricted Assets

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows assets pledged as collateral or restricted at December 31, 2014:

	Gross Restricted
	General Account		Separate Account		Total Assets	Total From Prior Year	Increase/(Decrease)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*	Total Assets	Supporting General Account Activity**
	(In Thousands)
Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—	$—	$—	$—	0.0%	0.0%
Collateral held under security lending agreements	64,193	—	—	—	64,193	41,785	22,408	64,193	0.4%	0.5%
Subject to repurchase agreements	—	—	—	—	—	—	—	—	0.0%	0.0%
Subject to reverse repurchase agreements	—	—	—	—	—	—	—	—	0.0%	0.0%
Subject to dollar repurchase agreements	—	—	—	—	—	—	—	—	0.0%	0.0%
Subject to dollar reverse repurchase agreements	—	—	—	—	—	—	—	—	0.0%	0.0%
Placed under option contracts	—	—	—	—	—	—	—	—	0.0%	0.0%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	—	—	—	—	—	—	—	—	0.0%	0.0%
FHLB capital stock	18,317	—	—	—	18,317	35,448	(17,131)	18,317	0.1%	0.1%
On deposit with states	26,401	—	—	—	26,401	26,341	60	26,401	0.2%	0.2%
On deposit with other regulatory bodies	—	—	—	—	—	—	—	—	0.0%	0.0%
Pledged as collateral to FHLB (including assets backing funding agreements)	404,050	—	—	—	404,050	681,531	(277,481)	404,050	2.8%	2.8%
Pledged as collateral not captured in other categories
Derivative pledged collateral	35,832	—	—	—	35,832	109,257	(73,425)	35,832	0.2%	0.3%
Municipal GICs Collateral		—	—	—	—	29,900	(29,900)		0.0	0.0
Subtotal	35,832	—	—	—	35,832	139,157	(103,325)	35,832	0.2%	0.3%
Total restricted assets	$548,793	$—	$—	$—	$548,793	$924,262	$(375,469)	$548,793	3.7%	3.9%

* Subset of Total General Account Gross Restricted Assets
** Subset of Total Separate Account Restricted Assets

Low-Income Housing Tax Credits

The Company had a carrying value of $0.3 in Low-Income Housing Tax Credits (“LIHTC”) at December 31, 2015. The tax credits are expected to expire in 2018. The Company is unaware of any current regulatory reviews of the LIHTC property. The LIHTC investments do not exceed 10% of the Company's total admitted assets.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

There were no impairments on the LIHTC properties. Each quarter the book value of the LIHTC is compared to the present value of the future tax benefits discounted at the U.S. Treasury obligation of a similar duration to determine if an impairment exists.

There were no write-downs or reclassifications made to LIHTC properties during the year due to forfeiture or ineligibility of tax credits including actual foreclosures, inadequate occupancy levels or compliance issues.

During 2013, the Company received a distribution of cash and securities in conjunction with a Lehman Brothers bankruptcy settlement ("Lehman Recovery"). In 2008, Lehman Brothers acted as a prime broker for assets held in a partnership owned by the Company. These partnership assets were subsequently written down to the then-assumed realizable value. The amount of the current distribution in excess of the book value of these assets of $49.9 was recognized as net realized capital gains on the summary of operations.

Troubled Debt Restructuring

The Company has high quality, well performing, portfolios of commercial mortgage loans and private placement debts. Under certain circumstances, modifications to these contracts are granted. Each modification is evaluated as to whether troubled debt restructuring has occurred. A modification is a troubled debt restructure when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include: reduction of the face amount or maturity amount of the debt as originally stated, reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or reduction of accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. For the year ended December 31, 2015, the Company had no new troubled debt restructurings for private placement bonds or commercial mortgage loans.

As of December 31, 2015, the Company had 8 commercial mortgage troubled debt restructured loans with a carrying value of $0.7.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

These 8 loans were restructured in August 2013 with a pre-modification and post modification carrying value of $2.3. These loans represent what remains of an initial portfolio of 20 restructures with a pre-modification and post modification carrying value of $4.9.  This portfolio of loans is comprised of cross-defaulted, cross-collateralized individual loans, owned by the same sponsor. Between the date of the troubled debt restructuring and December 31, 2015, these loans have repaid $4.2 in principal.

As of December 31, 2015, the Company did not have any commercial mortgage loans or private placements modified in a troubled debt restructuring with a subsequent payment default.

As of the years ended December 31, 2015 and 2014, the Company’s total recorded investment in restructured debts was $0.7 and $3.4, respectively. The Company realized losses related to these investments of $0.0, $0.0, and $0.0 during 2015, 2014, and 2013, respectively.

The Company has no contractual commitments to extend credit to debtors owing receivables whose terms have been modified in troubled debt restructurings.

The Company accrues interest income on impaired loans to the extent it is deemed collectible (delinquent less than 90 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans is generally recognized on a cash basis.

4.	Derivative Financial Instruments Held for Purposes Other than Trading
Upfront fees paid or received on derivative contracts are included on the balance sheets and are being amortized to investment income over the remaining terms of the contracts.

Periodic payments from such contracts are included in investment income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or accrued investment income on the balance sheets. Gains or losses realized as a result of early terminations are recognized in income in the statement of operations or deferred into IMR and amortized to investment income.

Derivatives that are designated as being in an effective hedging relationship are reported in a manner that is consistent with the hedged asset or liability. Derivative contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives not designated in effective hedging relationships are recorded as unrealized gains and losses in surplus.

The Company is exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company does not anticipate nonperformance by any

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

Under the terms of the Company’s Over-The-Counter ("OTC") Derivative International Swaps and Derivatives Association, Inc. ("ISDA ") agreements, the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported on the balance sheet.

The table below summarizes the Company's types and amounts of collateral held, pledged and delivered related to OTC derivative contracts and cleared derivative contracts:

		As of December 31, 2015	As of December 31, 2014
Collateral Type:		(In Thousands)
Cash
	Held- OTC Contracts	$48,020	$39,450
	Held- Cleared Contracts	3,943	—
	Pledged- Cleared Contracts	—	3,075

Securities
	Held	$—	$11,354
	Delivered	20,188	35,832

At December 31, 2015, the maximum length of the time over which the Company is hedging its exposure to variability in future cash flows for forecasted transaction does not exceeds two years. The amount of gains and losses classified in unrealized gains/losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period or within 2 months of that date is $0.0.

The Company sells credit default swap protection, in conjunction with other investments, to replicate the income characteristics of otherwise permitted investments. The standard contract is five or seven years. In the event of default of the reference entity, the Company would be required to pay the notional amount of contract. At December 31, 2015, the total amount would be $125.0.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below summarizes the Company’s derivative contracts at December 31, 2015 and 2014:

	Notional Amount	Carrying Value	Fair Value
	(In Thousands)
December 31, 2015
Derivative contracts:
Credit contracts	$125,000	$146	$1,374
Equity contracts	452,754	60,260	60,260
Foreign exchange contracts	103,086	56	5,058
Interest rate contracts	2,956,301	2,466	(18,195)
Total return swaps	837,494	(64,922)	(64,922)
Total derivatives	$4,474,635	$(1,994)	$(16,425)

December 31, 2014
Derivative contracts:
Credit contracts	$125,000	$195	$2,374
Equity contracts	341,882	59,806	59,806
Foreign exchange contracts	85,149	—	2,756
Interest rate contracts	5,554,506	2,846	(47,486)
Total return swaps	785,995	(66,462)	(66,462)
Total derivatives	$6,892,532	$(3,615)	$(49,012)

The net loss recognized by the Company in unrealized gains and losses for the years ending December 31, 2015 and 2014 resulting from derivatives that no longer qualify for hedge accounting is $0.0.

5.	Concentrations of Credit Risk
The Company held below investment grade corporate bonds with an aggregate book value of $407.0 and $275.3 and an aggregate fair value of $399.4 and $325.5 at December 31, 2015 and 2014, respectively. Those holdings amounted to 5.0% of the Company’s investments in bonds and 3.4% of total admitted assets at December 31, 2015. The holdings of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds of $68.9 and $96.2 with an aggregate NAIC fair value of $67.9 and $100.6 at December 31, 2015 and 2014, respectively. The carrying value of these holdings amounted to 0.8% of the Company’s investment in bonds and 0.6% of the Company’s total admitted assets at December 31, 2015.

The Company's commercial mortgage loan portfolio is diversified by geographic region and property type to manage concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

the underlying real estate. Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including a review of loan-specific credit, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. This review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.

The Company rates all commercial mortgages to quantify the level of risk. The Company places those loans with higher risk on a watch list and closely monitors these loans for collateral deficiency or other credit events that may lead to a potential loss of principal and/or interest.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of commercial mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. An LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the value of the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income (loss) to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above. LTV and DSC ratios as of the dates indicated are presented below:

	2015		2014
	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Origination Loan-to-Value
0% - 50%	$186,933	17.4%	$229,934	20.1%
50% - 60%	224,892	20.9%	215,606	18.8%
60% - 70%	536,748	50.0%	548,323	47.9%
70% - 80%	114,645	10.7%	149,551	13.1%
80% - 90%	10,871	1.0%	789	0.1%
Total	$1,074,089	100.0%	$1,144,203	100.0%

Debt Service Coverage Ratio
Greater than 1.5x	$811,243	75.6%	$723,801	63.3%
1.25x to 1.5x	147,530	13.7%	204,987	17.9%
1.0x to 1.25x	55,076	5.1%	147,391	12.9%
Less than 1.0x	50,188	4.7%	65,885	5.7%
Not Applicable*	10,052	0.9%	2,139	0.2%
Total	$1,074,089	100.0%	$1,144,203	100.0%

*Commercial mortgage loans secured by land or construction loans

If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company's mortgage loan portfolio diversification by property type:

	As of December 31, 2015		As of December 31, 2014
Property Type	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)

Apartments	$244,405	22.7%	$252,439	22.1%
Hotel/Motel	23,335	2.2%	21,098	1.8%
Industrial	192,878	18.0%	194,276	17.0%
Mixed Use	9,826	0.9%	59,698	5.2%
Office	146,882	13.7%	156,742	13.7%
Other	44,758	4.2%	35,398	3.1%
Retail	412,005	38.3%	424,552	37.1%
Total	$1,074,089	100.0%	$1,144,203	100.0%

The following table shows the Company's mortgage loan portfolio diversification by region:

	As of December 31, 2015		As of December 31, 2014
Region	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)

Pacific	$292,326	27.2%	$295,056	25.8%
South Atlantic	174,148	16.2%	187,346	16.4%
West South Central	53,566	5.0%	51,727	4.5%
East North Central	149,256	13.9%	152,519	13.3%
Middle Atlantic	183,283	17.1%	228,999	20.0%
Mountain	87,492	8.1%	83,431	7.3%
West North Central	66,037	6.1%	75,136	6.6%
New England	46,915	4.4%	47,922	4.2%
East South Central	21,066	2.0%	22,067	1.9%
Total	$1,074,089	100.0%	$1,144,203	100.0%

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the carrying value of the Company's mortgage loan portfolio breakdown by year of origination:

Year of Origination	2015	2014
	(In Thousands)
2015	$188,793	$—
2014	449,623	489,613
2013	172,135	211,637
2012	8,273	12,864
2011	17,538	18,668
2010	90	6,513
2009 and prior	237,637	404,908
Total	$1,074,089	$1,144,203

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

6.	Reserves
At December 31, 2015 and 2014, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent of Total
	(In Thousands)
December 31, 2015
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$218,802	$—	$—	$218,802	25.8%
At book value less surrender charge	—	—	—	—	—
At fair value	—	—	8,422	8,422	1.0
Total with market value adjustment or at fair value	218,802	—	8,422	227,224	26.8
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	133,207	—	—	133,207	15.7
Not subject to discretionary withdrawal	489,008	—	—	489,008	57.5
Total annuity reserves and deposit fund liabilities before reinsurance	841,017	—	8,422	849,439	100.0%
Less reinsurance ceded	2,574	—	—	2,574
Net annuity reserves and deposit fund liabilities	$838,443	$—	$8,422	$846,865

December 31, 2014
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$852,128	$—	$—	$852,128	55.7%
At book value less surrender charge	1,356	—	—	1,356	0.1%
At fair value	—	—	8,759	8,759	0.6%
Total with market value adjustment or at fair value	853,484	—	8,759	862,243	56.4%
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	130,435	—	—	130,435	8.5%
Not subject to discretionary withdrawal	537,785	—	—	537,785	35.1%
Total annuity reserves and deposit fund liabilities before reinsurance	1,521,704	—	8,759	1,530,463	100.0%
Less reinsurance ceded	2,650	—	—	2,650
Net annuity reserves and deposit fund liabilities	$1,519,054	$—	$8,759	$1,527,813

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2015 and 2014 are as follows:

	2015		2014
	Gross	Net of Loading	Gross	Net of Loading
	(In Thousands)
Ordinary new business	$(30,450)	$(30,450)	$(24,323)	$(24,323)
Ordinary renewal	(17,889)	(16,702)	(15,100)	(13,878)
Group life	41	35	25	20
Total	$(48,298)	$(47,117)	$(39,398)	$(38,181)

7.	Employee Benefit Plans
Defined Benefit Plan: VSC sponsors the Voya Retirement Plan (the “Qualified Plan”) The Qualified Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). Each participant in the Qualified Plan (except for certain specified employees) earns a benefit under a final average pay (“FAP”) formula. The costs allocated to the Company for its employees’ participation in the Qualified Plan were $0.8, $0.7 and $0.4 for 2015, 2014 and 2013, respectively. VSC is responsible for all Qualified Plan liabilities.

Beginning January 1, 2012, the Qualified Plan implemented a cash balance pension formula instead of a FAP formula, allowing all eligible employees to participate in the Qualified Plan, this new cash balance pension formula. Participants earn a credit equal to 4% of eligible pay. The accrued vested cash balance benefit is portable; participants can take it when they leave the Company’s employment. For participants in the Qualified Plan, as of December 31, 2011, there was a two-year transition period from the Qualified Plan’s FAP formula to the cash balance pension formula. In accordance with the requirements of SSAP No. 89, Accounting for Pensions, A Replacement of SSAP No. 8 (“SSAP No. 89”), the Company obtained Board of Directors approval on November 10, 2011.

Defined Contribution Plans: VSC sponsors the Voya 401(k) Savings Plan (the “Savings Plan”). Substantially all employees of VSC and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan ("ESOP") component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pretax basis. VSC matches such pretax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4 year graded vesting schedule (although certain specified participants are subject to a 5 year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Amounts allocated to the Company for the Savings Plan were $1.5, $1.1 and $1.5 for 2015, 2014 and 2013, respectively.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Omnibus Plan: Certain employees of the Company participate in the Voya Financial, Inc. 2013 and 2014 Omnibus Employee Incentive Plan ("the Omnibus Plan") with respect to awards granted in 2013, 2014 and 2015. Certain employees also participate in various ING share-based compensation plans with respect to awards granted prior to 2013. Certain employees of the Company received awards under ING share-based compensation plans during 2013; however, such awards were converted into Performance Share Units (“PSUs”) or restricted stock units ("RSUs") of the Voya Financial, Inc. common stock under the Omnibus Plan upon the closing of the IPO in May 2013.

The costs allocated to the Company under these holding company arrangements for employee participation were $4.1, $5.5 and $4.0 for 2015, 2014 and 2013, respectively.

Other Benefit Plans: In addition to providing retirement plan benefits, the Company, in conjunction with VSC, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a nonqualified defined benefit pension plan and a nonqualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The postretirement health care plan is contributory with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

The Company uses a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants.

The Company also offers deferred compensation plans for eligible employees and certain other individuals who meet the eligibility criteria. The Company’s deferred compensation commitment for employees is recorded on the balance sheet in other liabilities and totaled $4.3 and $5.6 for the years ended December 31, 2015, and 2014, respectively.

As of August 1, 2009, Voya's Post Retirement Welfare (“PRW”) Plans are no longer eligible for the Medicare Drug Subsidy (RDS) that was being shared with retirees and beneficiaries. The 2016 expected benefit reduction in the net postretirement benefit cost for the subsidy related to benefits attributed to former employees is $0.0.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

A summary of assets, obligations and assumptions of the non-qualified defined benefit and other postretirement benefit plans are as follows:

	Overfunded			Underfunded
	2015	2014	2013	2015	2014	2013
	(In Thousands)
Pension Benefits
Benefit obligation at beginning of year	$—	$—	$—	$18,783	$15,827	$20,788
Service cost	—	—	—	—	—	—
Interest cost	—	—	—	796	758	819
Contribution by plan participants	—	—	—	—	—	—
Actuarial loss (gain)	—	—	—	(1,245)	3,640	(4,242)
Foreign currency exchange rate changes	—	—	—	—	—	—
Benefits paid	—	—	—	(2,105)	(1,442)	(1,538)
Plan amendments	—	—	—	—	—	—
Business combinations, divestitures, curtailments, settlements and special termination benefits	—	—	—	—	—	—
Benefit obligation at end of year	$—	$—	$—	$16,229	$18,783	$15,827

Postretirement Benefits
Benefit obligation at beginning of year	$—	$—	$—	$593	$932	$1,185
Service cost	—	—	—	—	—	—
Interest cost	—	—	—	23	28	44
Contribution by plan participants	—	—	—	32	46	57
Actuarial loss (gain)	—	—	—	(23)	(256)	(203)
Foreign currency exchange rate changes	—	—	—	—	—	—
Benefits paid	—	—	—	(98)	(157)	(151)
Plan amendments	—	—	—	—	—	—
Business combinations, divestitures, curtailments, settlements and special termination benefits	—	—	—	—	—	—
Benefit obligation at end of year	$—	$—	$—	$527	$593	$932

Special or Contractual Benefits Per SSAP No. 11
Benefit obligation at beginning of year	$—	$—	$—	$—	$12	$—
Service cost	—	—	—	—	—	—
Interest cost	—	—	—	—	—	—
Contribution by plan participants	—	—	—	—	—	—
Actuarial loss (gain)	—	—	—	—	(12)	12
Foreign currency exchange rate changes	—	—	—	—	—	—
Benefits paid	—	—	—	—	—	—
Plan amendments	—	—	—	—	—	—
Business combinations, divestitures, curtailments, settlements and special termination benefits	—	—	—	—	—	—
Benefit obligation at end of year	$—	$—	$—	$—	$—	$12

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

A reconciliation of the beginning and ending balances of the fair value of plan assets is as follows:

	Pension Benefits			Postretirement Benefits			Special or Contractual Benefits Per SSAP No. 11
	2015	2014	2013	2015	2014	2013	2015	2014	2013
	(In Thousands)
Fair value of plan assets at beginning of year	$—	$—	$—	$—	$—	$—	$—	$—	$—
Actual return on plan assets	—	—	—	—	—	—	—	—	—
Foreign currency exchange rate changes	—	—	—	—	—	—	—	—	—
Reporting entity contribution	2,105	1,442	1,538	66	111	94	—	—	—
Plan participants' contributions	—	—	—	32	46	57	—	—	—
Benefits paid	(2,105)	(1,442)	(1,538)	(98)	(157)	(151)	—	—	—
Business combinations, divestitures and settlements	—	—	—	—	—	—	—	—	—
Fair value of plan assets at end of year	$—	$—	$—	$—	$—	$—	$—	$—	$—
The funded status of the plans are as follows:

	Pension Benefits			Postretirement Benefits
	2015	2014	2013	2015	2014	2013
	(In Thousands)
Overfunded
Assets (nonadmitted)
Prepaid benefit costs	$—	$—	$—	$—	$—	$—
Overfunded plan assets	—	—	—	—	—	—
Total assets (nonadmitted)	$—	$—	$—	$—	$—	$—

Underfunded
Liabilities recognized
Accrued benefit costs	$9,831	$10,056	$10,196	$3,497	$3,856	$4,297
Liability for pension benefits	6,398	8,727	5,631	(2,970)	(3,263)	(3,365)
Total liabilities recognized	$16,229	$18,783	$15,827	$527	$593	$932

Unrecognized liabilities	$—	$—	$—	$—	$—	$—

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The amount of the net periodic benefit cost recognized is shown below:

	Pension Benefits			Postretirement Benefits			Special or Contractual Benefits Per SSAP No. 11
	2015	2014	2013	2015	2014	2013	2015	2014	2013
	(In Thousands)
Service cost	$—	$—	$—	$—	$—	$—	$—	$—	$—
Interest cost	796	758	819	23	28	44	—	—	—
Expected return on plan assets	—	—	—	—	—	—	—	—	—
Transition asset or obligation	577	577	577	—	—	—	—	—	—
Gains and losses	567	45	723	(218)	(261)	(215)	—	(12)	12
Prior service cost or credit	(60)	(78)	(78)	(98)	(98)	(98)	—	—	—
Gain or loss recognized due to a settlement or curtailment	—	—	—	—	—	—	—	—	—
Total net periodic benefit cost	$1,880	$1,302	$2,041	$(293)	$(331)	$(269)	$—	$(12)	$12
The amounts in unassigned funds (surplus) recognized in the next fiscal year as components of net periodic benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	2015	2014	2013	2015	2014	2013
	(In Thousands)
Items not yet recognized - prior year	$8,727	$5,631	$11,095	$(3,263)	$(3,366)	$(3,476)
Net transition asset or obligation recognized	(577)	(577)	(577)	—	—	—
Net prior service cost or credit arising during the period	—	—	—	—	—	—
Net prior service cost or credit recognized	60	78	78	98	98	98
Net gain and loss arising during period	(1,245)	3,640	(4,242)	(23)	(256)	(203)
Net gain and loss recognized	(567)	(45)	(723)	218	261	215
Items not yet recognized - current year	$6,398	$8,727	$5,631	$(2,970)	$(3,263)	$(3,366)
The amounts in unassigned funds (surplus) expected to be recognized in the next fiscal year as components of net periodic benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	2015	2014	2013	2015	2014	2013
	(In Thousands)
Net transition asset or obligation recognized	$577	$577	$577	$—	$—	$—
Net prior service cost or credit	(55)	(60)	(78)	(98)	(98)	(98)
Net recognized gains and losses	329	567	45	(215)	(196)	(219)

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	2015	2014	2013	2015	2014	2013
	(In Thousands)
Net transition asset or obligation	$2,883	$3,460	$4,036	$—	$—	$—
Net prior service cost or credit	(136)	(197)	(274)	(692)	(791)	(888)
Net recognized gains and losses	3,651	5,464	1,869	(2,278)	(2,472)	(2,476)
Assumptions used in determining year-end liabilities for the defined benefit plans and other benefit plan as of December 31, 2015, 2014 and 2013 were as follows:

	2015	2014	2013
Weighted average discount rate	4.81%	4.36%	4.95%
Rate of increase in compensation level	4.00%	4.00%	4.00%
Assumptions used in determining expense for the defined benefit plans and other benefit plan as of December 31, 2015, 2014 and 2013 were as follows:

	2015	2014	2013
Weighted average discount rate	4.36%	4.95%	4.05%
Rate of increase in compensation level	4.00%	4.00%	4.00%
The annual assumed rate of increase in the per capita cost of covered benefits (i.e. health care cost trend rate) for the medical plan is 7.40%, decreasing gradually to 5.60% over five years. Increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2015 by $0.0. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2015 by $0.0.

The amount of accumulated benefit obligation for defined benefit pension plans was $16.2 and $18.8 for the years ended December 31, 2015 and 2014, respectively.

Voya Financial, Inc. does not subsidize retiree medical benefit coverage for retirements that occur after October 1, 2009. Coverage for Medicare eligible retirees is provided through a fully insured Medicare Advantage plan.

The Company does not have any regulatory contribution requirements for 2016, and the Company currently intends to make voluntary contributions to the non-qualified defined benefit pension plan for 2016 of $1.2.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company expects to pay the following benefits in future years:

Year ending December 31,	Benefits
(In Thousands)
2016	$1,160
2017	1,173
2018	1,139
2019	1,174
2020	1,244
2021 through 2025	6,081
The Company’s expected future contributions are equal to its expected future benefit payments. The Company’s 2016 future expected contribution is $1.2.

8.	Separate Accounts
Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The general nature and characteristics of separate accounts business is as follows:

Non-Guaranteed Separate Accounts
(In Thousands)
December 31, 2015
Premium, consideration or deposits for the year	$79,174

Reserves for separate accounts with assets at:
Fair value	$1,307,887
Amortized cost	—
Total reserves	$1,307,887

Reserves for separate accounts by withdrawal characteristics:
At book value without market value adjustment and with current surrender charge of 5% or more	$—
At fair value	1,307,887
At book value without market value adjustment and with current surrender charge less than 5%	—
Subtotal	$1,307,887
Not subject to discretionary withdrawal	—
Total separate account aggregate reserves	$1,307,887

December 31, 2014
Premium, consideration or deposits for the year	$84,503

Reserves for separate accounts with assets at:
Fair value	$1,403,760
Amortized cost	—
Total reserves	$1,403,760

Reserves for separate accounts by withdrawal characteristics:
At book value without market value adjustment and with current surrender charge of 5% or more	$178,012
At fair value	8,759
At book value without market value adjustment and with current surrender charge less than 5%	1,216,989
Subtotal	$1,403,760
Not subject to discretionary withdrawal	—
Total separate account aggregate reserves	$1,403,760

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business. For the years ended December 31, 2015 and 2014, the Company reported assets and liabilities from Individual Annuity and Individual Life product lines in separate accounts.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Assets in the separate account are considered legally insulated from the general account, providing protection of such assets from being available to satisfy claims resulting in the general account. The assets legally and not legally insulated from the general account are summarized in the following table, by product or transaction type:

Product or Transaction	Legally Insulated Assets	Not Legally Insulated Assets
	(In Thousands)
December 31, 2015
Individual Life	$1,325,636	$—
Individual Annuity	8,723	—
	$1,334,359	$—

December 31, 2014
Individual Life	$1,426,827	$—
Individual Annuity	9,031	—
	$1,435,858	$—

In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. As of December 31, 2015 and 2014, the general account of the Company had a maximum guarantee for separate account liabilities of $1.6 and $1.1, respectively.

To compensate the general account for the risk taken, the separate account paid the following amount in risk charges:

Year ended	Risk Charges
(In Thousands)
2015	$24
2014	22
2013	19
2012	15
2011	15

The Company’s general account did not pay any separate account guarantees for the years ended December 31, 2015, 2014 and 2013.

The Company does not engage in securities lending transactions within its separate accounts.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year ended December 31
	2015	2014	2013
	(In Thousands)
Transfers as reported in the summary of operations
of the separate accounts statement:
Transfers to separate accounts	$79,174	$84,458	$93,243
Transfers from separate accounts	(95,437)	(108,729)	(122,545)
Transfers as reported in the summary of operations	$(16,263)	$(24,271)	$(29,302)

The separate account liabilities subject to minimum guaranteed benefits, the gross amount of reserve and the reinsurance reserve credit related to minimum guarantees, by type, at December 31, 2015 and 2014 were as follows:

Guaranteed Minimum Death Benefit
(In Thousands)
December 31, 2015
Separate account liability	$9,404
Gross amount of reserve	264

December 31, 2014
Separate account liability	$9,786
Gross amount of reserve	234

Assets supporting separate accounts with additional insurance benefits and minimum investment return guarantees are comprised of fixed maturities, equity securities, including mutual funds, and other invested assets. The aggregate fair value of the invested assets as of December 31, 2015 and 2014 was $1.3 billion and $1.4 billion, respectively.

9.    Federal Income Taxes

The Company files a consolidated federal income tax return with its parent, Voya Financial, Inc. and other United States ("U.S.") affiliates. The Company has a written tax sharing agreement, approved by the Company's Board of Directors, which provides that the Company will be allocated a tax liability based on its separate return tax liabilities. Any loss generated by the Company will only be benefited to the extent the consolidated tax group actually uses the tax benefit of the losses generated.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following is a list of all affiliated companies that participate in the filing of this consolidated federal income tax return:

Australia Retirement Services Holding, LLC	Voya II Custom Investments LLC
Directed Services LLC	Voya Financial Advisors, Inc.
IB Holdings LLC	Voya Financial Partners, LLC
IIPS of Florida, LLC	Voya Financial Products Company, Inc.
ILICA Inc.	Voya Financial, Inc.
Langhorne I, LLC	Voya Funds Services, LLC
Midwestern United Life Insurance Company	Voya Holdings Inc.
Pomona Management LLC	Voya Institutional Plan Services, LLC
Rancho Mountain Properties, Inc.	Voya Investment Trust Co.
ReliaStar Life Insurance Company	Voya Institutional Trust Company
ReliaStar Life Insurance Company of New York	Voya Insurance and Annuity Company
Roaring River, LLC	Voya Insurance Solutions, Inc.
Roaring River II, LLC	Voya International Nominee Holdings, Inc.
Roaring River III Holding, LLC	Voya Investment Management Alternative Assets LLC
Roaring River III, LLC	Voya Investment Management Co. LLC
Roaring River IV Holding, LLC	Voya Investment Management LLC
Roaring River IV, LLC	Voya Investments Distributor, LLC
Security Life Assignment Corp.	Voya Investments, LLC
Security Life of Denver Insurance Company	Voya Payroll Management, Inc.
Security Life of Denver International Limited	Voya Pomona Holdings LLC
SLDI Georgia Holdings, Inc.	Voya Realty Group LLC
Systematized Benefits Administrators, Inc.	Voya Retirement Advisors, LLC
Voya Alternative Asset Management LLC	Voya Retirement Insurance and Annuity Company
Voya America Equities, Inc.	Voya Services Company
Voya Capital, LLC
Voya Custom Investments LLC

Under the intercompany tax sharing agreement, the Company has a payable of $0.4 at December 31, 2015 and had a payable of $13.1 at December 31, 2014 to Voya Financial, Inc., an affiliate, for federal income taxes. See Note 16 for additional disclosures related to this tax sharing agreement.

Current income taxes incurred consisted of the following major components:

	Year ended December 31
	2015	2014	2013
	(In Thousands)
Federal tax expense on operations	$14,665	$57,470	$94,775
Federal tax expense (benefit) on capital gains and losses	2,354	(16,660)	(26,748)
Total current tax expense incurred	$17,019	$40,810	$68,027

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The components of the Net Deferred Tax Asset ("DTA") and Net Deferred Tax Liability ("DTL") at December 31, 2015 and 2014 are as follows:

	12/31/15			12/31/14			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Thousands)
Gross DTAs	$301,913	$176,093	$478,006	$312,624	$180,963	$493,587	$(10,711)	$(4,870)	$(15,581)
Statutory valuation allowance adjustments	1,450	—	1,450	1,598	—	1,598	(148)	—	(148)
Adjusted gross DTAs	300,463	176,093	476,556	311,026	180,963	491,989	(10,563)	(4,870)	(15,433)
Nonadmitted DTAs	103,857	109,336	213,193	79,836	93,136	172,972	24,021	16,200	40,221
Subtotal net admitted DTAs	196,606	66,757	263,363	231,190	87,827	319,017	(34,584)	(21,070)	(55,654)
Deferred tax liabilities	101,016	29,188	130,204	132,345	30,920	163,265	(31,329)	(1,732)	(33,061)
Net admitted DTA (DTL)	$95,590	$37,569	$133,159	$98,845	$56,907	$155,752	$(3,255)	$(19,338)	$(22,593)

The admission calculation components by tax character of admitted adjusted gross deferred tax assets as the result of the application of SSAP No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10 ("SSAP No. 101") as of December 31, 2015 and 2014 are as follows:

		12/31/2015			12/31/2014			Change
		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
		(In Thousands)
a.	Federal income taxes paid in prior years recoverable through loss carrybacks	$14,000	$10,395	$24,395	$9,796	$—	$9,796	$4,204	$10,395	$14,599
b.	Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from (a)) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	81,590	27,174	108,764	89,049	56,907	145,956	(7,459)	(29,733)	(37,192)
	1. Adjusted gross DTAs expected to be realized following the balance sheet date	81,590	27,174	108,764	98,845	56,907	155,752	(17,255)	(29,733)	(46,988)
	2. Adjusted gross DTAs allowed per limitation threshold	XXX	XXX	108,764	XXX	XXX	145,956	XXX	XXX	(37,192)
c.	Adjusted gross DTAs (excluding the amount of DTAs from (a) and (b) above) offset by gross deferred tax liabilities	101,016	29,188	130,204	132,345	30,920	163,265	(31,329)	(1,732)	(33,061)
d.	Deferred tax assets admitted as the result of application SSAP No. 101 Total	$196,606	$66,757	$263,363	$231,190	$87,827	$319,017	$(34,584)	$(21,070)	$(55,654)

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The ratio percentage and the amount of adjusted capital and surplus used to determine the recovery period and threshold limitation are as follows:

	2015	2014
	(Amounts in Thousands)
Ratio percentage used to determine recovery period and threshold limitation amount	790.8%	951.8%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$791,947	$1,039,178

Below shows the calculation to determine the impact of tax planning strategies on adjusted gross and net admitted DTAs:

	12/31/2015		12/31/2014		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
	(Amounts in Thousands)
Adjusted gross DTAs	$300,463	$176,093	$311,026	$180,963	$(10,563)	$(4,870)
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	0.00%	83.42%	0.00%	82.91%	0.00%	0.51%
Net Admitted Adjusted Gross DTAs	$196,606	$66,757	$231,190	$87,827	$(34,584)	$(21,070)
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	0.00%	56.28%	0.00%	64.79%	0.00%	(8.51)%

The Company’s tax planning strategies do not include the use of reinsurance.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The significant components of deferred tax assets and deferred tax liabilities are as follows:

	2015	2014	Change
	(In Thousands)
Deferred Tax Assets
Ordinary:
Discounting of unpaid losses	$300	$356	$(56)
Unearned premium reserve	3	3	—
Policyholder reserves	111,058	114,213	(3,155)
Investments	88,217	98,995	(10,778)
Deferred acquisition costs	78,151	73,193	4,958
Policyholder dividends accrual	1,423	1,642	(219)
Compensation and benefits accrual	2,118	3,233	(1,115)
Pension accrual	8,469	9,894	(1,425)
Tax credit carry-forward	1,450	1,598	(148)
Prepayment	14	407	(393)
Other (including items <5% of total ordinary tax assets)	10,710	9,090	1,620
Subtotal	301,913	312,624	(10,711)
Statutory valuation allowance adjustment	1,450	1,598	(148)
Nonadmitted	103,857	79,836	24,021
Admitted ordinary deferred tax assets	$196,606	$231,190	$(34,584)
Capital:
Investments	$176,093	$180,963	$(4,870)
Subtotal	176,093	180,963	(4,870)
Nonadmitted	109,336	93,136	16,200
Admitted capital deferred tax assets	66,757	87,827	(21,070)
Admitted deferred tax assets	$263,363	$319,017	$(55,654)

Deferred Tax Liabilities
Ordinary:
Investments	$41,085	$67,312	$(26,227)
Deferred and uncollected premiums	3,430	3,457	(27)
Policyholder reserves	11,990	19,657	(7,667)
Interest on surplus notes	44,415	41,919	2,496
Other (including items <5% of total ordinary tax liabilities)	96	—	96
Subtotal	$101,016	$132,345	$(31,329)
Capital:
Investments	$29,188	$30,920	$(1,732)
Subtotal	29,188	30,920	(1,732)
Total deferred tax liabilities	$130,204	$163,265	$(33,061)

Net deferred tax assets/liabilities	$133,159	$155,752	$(22,593)

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2015 and 2014, the Company had valuation allowances of $1.4 and $1.6, respectively, that relate to foreign tax credits.

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes for the following reasons:

		Year Ended December 31
		2015		2014		2013
		Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
		(Amounts In Thousands)
Ordinary income (loss)		$69,544		$169,059		$23,951
Capital losses		(297,004)		13,325		43,955
Total pretax income (loss)		(227,460)		182,384		67,906
Expected tax expense (benefit) at 35% statutory rate		(79,611)	35.0%	63,834	35.0%	23,767	35.0%
Increase (decrease) in actual tax reported resulting from:
a.	Dividends received deduction	(2,876)	1.3%	(3,097)	(1.7)%	(2,276)	(3.4)%
b.	Interest maintenance reserve	(2,188)	1.0%	17,722	9.7%	16,208	23.9%
c.	Reinsurance	(8,178)	3.6%	3,448	1.9%	(3,977)	(5.9)%
d.	Interest in limited liability company	202	(0.1)%	(33,622)	(18.4)%	217	0.3%
e.	Tax credits	148	(0.1)%	—	—%	—	—%
f.	Change in valuation allowance	(148)	0.1%	—	—%	—	—%
g.	Prior year tax	(2,602)	1.1%	(3,623)	(2.0)%	—	—%
h.	Liquidation of subsidiary	98,427	(43.3)%	—	—%	—	—%
i.	Other	(109)	—%	(1,337)	(0.7)%	648	1.0%
Total income tax reported		$3,065	(1.4)%	$43,325	23.8%	$34,587	50.9%

Current income taxes incurred		$17,019	(7.5)%	$40,810	22.4%	$68,027	100.2%
Change in deferred income tax*		(13,954)	6.1%	2,515	1.4%	(33,440)	(49.2)%
Total income tax reported		$3,065	(1.4)%	$43,325	23.8%	$34,587	50.9%

* Excluding tax on unrealized gains (losses) and other surplus items.

As of December 31, 2015, there is no net operating loss carry forward. The Company has a foreign tax credit carry forward of $1.4 offset by a full tax valuation allowance. The Company also has an alternative minimum tax credit carry forward of $3.4.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company's tax credit carry forwards expire as follows:

	Year of Origination	Year of Expiration	Tax Credit Carry Forwards
			(In Thousands)
Foreign Tax Credit	2006	2016	$399
	2007	2017	1,051
Total Foreign Tax Credit			$1,450

There is $19.7, $309.1 and $0.0 of federal income tax incurred from 2015, 2014 and 2013, respectively, that will be available for recoupment in the event of future net losses.

There were no deposits admitted under Section 6603 of the Internal Revenue Service Code as of December 31, 2015.

The Company has no unrecorded tax liability as of December 31, 2015.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Company’s transferable state tax credit assets at December 31, 2015 and 2014 are as follows:

Method of Estimating Utilization of Remaining Transferable State Tax Credit	State	Carrying Value	Unused Credit Remaining
		(In Thousands)
December 31, 2015
Fixed credit at time of purchase	NC	$882	$1,073
Fixed credit at time of purchase	AL	414	325
Low Income Housing Investment	GA	350	294
Total State Tax Credits		$1,646	$1,692

December 31, 2014
Low Income Housing Investment	GA	$1,170	$487
Fixed credit at time of purchase	AL	414	450
Total State Tax Credits		$1,584	$937

The Company does not have any non-transferable or nonadmitted state tax credit assets at December 31, 2015 or 2014.

The Company estimated the utilization of the remaining transferable and non-transferable state tax credits by projecting future premiums taking into account policy growth and rate changes, projecting future tax liability based on projected premiums, tax rates and tax credits, and comparing projected future tax liability to the availability of remaining transferable tax credits.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company did not recognize an impairment loss on state transferable and non-transferable tax credits for the year ended December 31, 2015 and 2014, respectively.

A reconciliation of the change in the tax contingencies tax benefits is as follows:

	2015	2014	2013
	(In Thousands)
Balance at beginning of year	$—	$3,600	$3,600
Additions for tax positions related to prior year	—	—	—
Reduction for tax positions related to prior year	—	(3,600)	—
Reduction for tax positions settled with taxing authorities	—	—	—
Balance at end of year	$—	$—	$3,600

The Company had $0.0, $0.0 and $3.6 of tax contingencies as of December 31, 2015, 2014 and 2013, respectively, that would affect the Company’s effective tax rate if recognized.

The Company recognizes accrued interest and penalties related to tax contingencies in Federal income taxes and Federal income tax expense on the balance sheet and statement of operations, respectively. The Company had no accrued interest or penalties as of December 31, 2015, 2014 and 2013.

During April 2015, the Internal Revenue Service ("IRS") completed its examination of the Company's returns through tax year 2013. The 2013 audit settlement did not have a material impact on the Company. The Company is currently under audit by the IRS, and it is expected that the examination of tax year 2014 will be finalized within the next twelve months. The Company and the IRS have agreed to participate in the Compliance Assurance Process for the tax years 2014 through 2016.

10.	Investment in and Advances to Subsidiaries

The Company has one wholly owned insurance subsidiary at December 31, 2015, Midwestern United Life Insurance Company (“Midwestern”). The Company also has two wholly owned non-insurance subsidiaries, Voya America Equities, Inc. (“VAE”), and Roaring River IV Holding, LLC ("RR4H"). RR4H has one wholly owned insurance subsidiary, Roaring River IV, LLC ("RRIV"). RR4H and RRIV were created on August 6, 2013. As of December 31, 2015, the Company's book adjusted carrying value of RR4H is $88.7.

At December 31, 2014, RR4H had one wholly owned non-insurance subsidiary, Roaring River III, Holding ("RR3H"). On April 30, 2014, the Company transferred its 100% ownership of RR3H to RR4H. On June 26, 2015, the Board of RR4H declared a dividend to be paid to the Company in the form of all issued and outstanding membership interest in RR3H.  Following payment of the dividend, RR3H became a wholly owned non-insurance subsidiary of the

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Company. RR3H, along with its wholly owned insurance subsidiary Roaring River III ("RRIII"), was dissolved as of December 31, 2015.

At December 31, 2013, the Company also had Whisperingwind III, LLC ("WWIII") as a wholly owned insurance subsidiary. On June 25, 2014, the Company dissolved WWIII.

Amounts invested in and advanced to the Company’s subsidiaries are summarized as follows:

	December 31
	2015	2014
	(In Thousands)
Common stock (cost - $41,246 in 2015 and 2014)	$129,520	$126,460
Limited liability companies (cost - $184,622 in 2015 and $468,910 in 2014)	88,694	104,020
Total investment in subsidiaries	$218,214	$230,480

Summarized financial information as of and for the year ended December 31 for these subsidiaries is as follows:

	December 31
	2015	2014	2013
	(In Thousands)
Revenues	$30,559	$32,268	$56,413
Loss before net realized gains on investments	(8,521)	(198,569)	(3,767)
Net loss	(7,912)	(197,185)	(3,650)
Admitted assets	325,687	342,657	906,926
Liabilities	107,478	112,178	452,908

Asset and liability amounts for WWIII are included in the table above 2013, however the carrying amount was zero at December 31, 2013.

On August 6, 2013, the Company created RR4H, a wholly owned non-insurance company subsidiary. On the same date, RRIV, a wholly owned subsidiary of RR4H, was created pursuant to the laws of the State of Missouri. On December 31, 2013, RRIV received its licensure as a special purpose financial captive reinsurance company (“Captive”), from the Missouri Department of Insurance. The Company made capital contributions of $24.1 to RR4H during 2015. Subsequently, RR4H made capital contributions of $12.1 to RRIV during 2015. RR4H made no capital contributions to RR3H during 2015. The Company made capital contributions of $162.0 to RR4H during 2014. Subsequently, RR4H made capital contributions of $81.7 to RRIV during 2014. RR4H made capital contributions of $1.7 to RR3H during 2014. Subsequently, RR3H made capital contributions of $1.7 to RRIII. The Company made capital contributions of $0.3 to RR4H during 2013. RR4H made capital contributions of $0.3 to RRIV during 2013. At December 31, 2015 and 2014, the Company's adjusted carrying value of RR4H was $88.7 and $104.0, respectively. During 2015, the Company ceded premium to RRIV of

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

$44.2. The amount of insurance in force ceded to RRIV was $3,007.9 at December 31, 2015. At December 31, 2015, the Company had ceded reserves to RRIV of $1,159.4.

On February 22, 2012, the Company created RR3H, a wholly owned non-insurance company subsidiary. On the same date, RRIII, a wholly owned subsidiary of RR3H, was created pursuant to the laws of the State of Missouri. On August 24, 2012, RRIII received its licensure as a Captive from the Missouri Department of Insurance and commenced operations on July 1, 2012. The Company made capital contributions of $2.1 to RR3H during 2014. RR3H made capital contributions of $2.1 to RRIII during 2014. The Company recaptured $1,531.2 in ceded premiums from RRIII in 2014. There was no amount of insurance in force ceded or any ceded reserves to RRIII at December 31, 2014. During 2013, RRIII returned capital of $32.1 to RR3H. The Company subsequently received a return of capital from RR3H of $32.1. During 2013, the Company ceded premium to RRIII of $143.4. The amount of insurance in force ceded to RRIII was $104.0 billion at December 31, 2013. At December 31, 2013, the Company had ceded reserves to RRIII of $1.3 billion.

On October 27, 2006, the Company created WWIII, a Captive, under the laws of the State of South Carolina. On June 25, 2007, WWIII received its licensure as a Captive from the Director of the South Carolina Department of Insurance. On of June 25, 2014, the Company dissolved this wholly owned subsidiary. On June 27, 2014, a final return of capital of $33.3 was paid to the Company from WWIII. The Company did not contribute capital to WWIII during the years ended December 31, 2014 and 2013. During 2014, and 2013 the Company ceded premium to WWIII of $25.3 and $25.1, respectively. The amount of insurance in force ceded to WWIII was $1.7 billion, and $1.4 billion at December 31, 2014, and 2013, respectively. At December 31, 2014, and 2013 the Company had ceded reserves to WWIII of $557.8 and $518.1, respectively.

These captives were created to provide reinsurance to the Company in order to facilitate the financing of excess reserve requirements associated with Regulation XXX or Actuarial Guideline 38 – The Application of the Valuation of Life Insurance Policies Model Regulation (“AG 38”).

11.	Reinsurance
The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of the reinsurer and monitors concentrations of credit risk.

Effective October 1, 2014, the Company recaptured all business previously retroceded to RRIII, a wholly owned indirect subsidiary. This block of term life business was previously assumed

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

from RLI, an affiliated insurance company. Concurrent with the recapture, the Company amended the existing RLI reinsurance agreements for this business and novated the agreements to RGA Reinsurance Company (“RGA”). These concurrent transactions terminated the Company’s reinsurance obligations for the business covered under the aforementioned affiliated company reinsurance agreements. The approximate effects of the transaction on the Company’s 2014 financial statements was an increase in net income $126.6 and an increase in surplus of $38.3. The primary impacts on the Company's 2014 statement of operations were a reduction of $124.0 in premiums, a $787.0 reduction in commissions, expense allowances and reserve adjustments on reinsurance ceded, and $1.1 billion reduction in commissions.

The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	December 31
	2015	2014	2013
	(In Thousands)
Premiums	$2,048,067	$1,378,327	$2,029,445
Benefits paid or provided	2,163,457	2,015,094	2,023,616
Policy and contract liabilities at year end	11,519,585	11,211,547	11,400,632

The Company does not have any reinsurance agreement in effect under which the reinsurer may unilaterally cancel the agreement.

Assumed premiums amounted to $1.3 billion, $0.6 billion and $2.3 billion for 2015, 2014 and 2013, respectively.

The Company estimates that an aggregate reduction in surplus of $7.9 billion would occur in the event that all reinsurance agreements were terminated, by either party, as of December 31, 2015.

The amount of reinsurance credits taken by the Company for new agreements executed or existing agreements amended during 2015 which include policies or contracts which were in force or which had existing reserves established by the Company as of the effective date of the agreement is $0.0.

12.	Capital and Surplus
Under Colorado insurance regulations, the Company is required to maintain a minimum total capital and surplus of $1.5. Additionally, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends and distributions made within the preceding twelve months, exceeds the lesser of (1) 10% of the insurer’s policyholder surplus as of the preceding December 31 or (2) the insurer's net gain from operations for the twelve-month period ended the preceding December 31, in each case determined in accordance with

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

statutory accounting principles. An extraordinary dividend or distribution cannot be paid without the prior approval of the Colorado Division of Insurance. No dividend or other distribution exceeding an amount equal to an insurance company's earned surplus may be paid without the domiciliary insurance regulator's prior approval.

The Company has two surplus notes which are owned by a related party, SLDI Georgia Holdings, Inc., with a carrying and par value of $65.0 and $100.0 at December 31, 2015 and 2014, respectively. The original surplus notes were issued to the Company’s parent, Voya Financial, Inc., and on January 1, 2001, were assigned to an affiliate, Voya Holdings. On November 24, 2009, the surplus notes transferred beneficial ownership from Voya Holdings to SLDI Georgia Holdings, Inc.

The first surplus note was issued in 1994, and the second one was issued in 2000. The terms of each surplus note allow the Company to draw up to $100.0 at its discretion. The first surplus note matures on December 29, 2019 and the second one matures on December 29, 2021. The surplus notes bear interest at a variable rate equal to the prevailing rate for 10 year U.S. Treasury bonds plus 0.25%, adjusted annually. The principal sum plus accrued interest shall be repaid in five annual installments beginning April 15, 2017 and continuing through April 15, 2021 (“Repayment Period”). The repayment amount shall be determined and adjusted annually on the last day of December, commencing December 31, 2016, and shall be an amount calculated to amortize any unpaid principal plus accrued interest over the years remaining in the Repayment Period. Payment of the notes and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of the Company in the event of (a) the institution of bankruptcy, reorganization, insolvency, or liquidation proceedings by or against the Company, or (b) the appointment of a Trustee, receiver or other conservator for a substantial part of the Company’s properties. Any payment of principal and/or interest made is subject to the prior approval of the Colorado Insurance Commissioner. There were no principal or interest payments in 2015, 2014 or 2013. The amount of unapproved interest and/or principal associated with the first surplus note is $76.2, $47.9, and $44.4 as of December 31, 2015, 2014, and 2013, respectively. The amount of the unapproved interest and/or principal associated with the second surplus note is $50.7, $71.9, and $66.5 as of December 31, 2015, 2014, and 2013, respectively.

On July 2, 2015, the Company declared an extraordinary distribution in the amount of $130.0, subject to the approval of the Colorado Division of Insurance, which was paid to its sole shareholder, Voya Financial, Inc. on July 31, 2015, after receipt of such approval.

On June 3, 2015, the Company declared an ordinary dividend in the amount of $111.0, which was paid to its sole shareholder, Voya Financial, Inc., on June 25, 2015, after providing notice to the Colorado Division of Insurance.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

On June 9, 2014, the Company declared an ordinary dividend in the amount of $32.0 to its sole shareholder, Voya Financial, Inc., which was paid on June 24, 2014, after providing notice to the Colorado Division of Insurance. No dividends were paid in 2013 or 2012.

On March 28, 2013, the Company received the approval of the Colorado Division of Insurance to make an extraordinary distribution of $447.0 to its parent, Voya Financial, Inc., which was paid on May 8, 2013.

See Note 10 for details on the Company's capital transactions with its wholly-owned and indirect subsidiaries.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

13.	Fair Values of Financial Instruments
In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The following methods and assumptions are used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Bonds and equity securities: The Company utilizes a number of valuation methodologies to determine the fair values of its bonds, preferred stocks and common stocks reported herein in conformity with the concepts of “exit price” and the fair value measurement as prescribed in SSAP No. 100. Valuations are obtained from third party commercial pricing services, brokers, and industry-standard vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placement investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 1.30% and 8.03% over the total portfolio. The Company statutory fair values represent the amount that would be received to sell securities at the measurement date (i.e. “exit value” concept).

Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk.

Derivative financial instruments: Fair values for derivative financial instruments are based on broker/dealer valuations or on internal discounted cash flow pricing models, taking into account current cash flow assumptions and our own and the counterparties’ credit standing.

The carrying value of all other financial instruments approximates their fair value.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock, when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes more significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

Derivatives are carried at fair value, which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third-party sources, such as yield curves, exchange rates, Standard and Poor’s (“S&P”) 500 Index prices and London Interbank Offered Rates ("LIBOR") and Overnight Indexed Swap Rates ("OIS"). Effective June 30, 2012, the Company began using the OIS curve for discounting cash flows rather than LIBOR curve for rate derivatives. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Derivatives which qualify for special hedge accounting treatment are reported in a manner that is consistent with the accounting for the hedged asset or liability.

The Company's financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the balance sheets are categorized as follows:

▪	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.

▪
Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;

b)	Quoted prices for identical or similar assets or liabilities in non-active markets;

c)	Inputs other than quoted market prices that are observable; and

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

▪
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2015:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Fixed maturities, including securities pledged	$8,567,405	$8,227,851	$501,176	$7,936,945	$129,284
Preferred stock	22,394	22,302	—	—	22,394
Common stock	15,348	15,348	15,348	—	—
Mortgage loans	1,124,016	1,074,089	—	—	1,124,016
Contract loans	1,050,613	1,050,613	1,050,613	—	—
Other invested assets	84,602	64,041	—	84,473	129
Cash, cash equivalents and short-term investments	5,824	5,822	5,822	—	2
Derivatives
Credit contracts	1,374	146	—	1,374	—
Equity contracts	60,260	60,260	—	5,496	54,764
Foreign exchange contracts	9,693	4,691	—	9,693	—
Interest rate contracts	31,822	23,928	—	31,822	—
Separate account assets	1,334,359	1,334,359	1,282,988	51,371	—
Total Assets	$12,307,710	$11,883,450	$2,855,947	$8,121,174	$1,330,589

Liabilities:
Supplementary contracts and immediate annuities	$42,813	$28,073	$—	$—	$42,813
Deposit type contracts	640,997	616,605	—	640,386	611
Derivatives
Foreign exchange contracts	4,635	4,635	—	4,635	—
Interest rate contracts	50,017	21,462	112	49,905	—
Total return swaps	64,922	64,922	—	—	64,922
Total Liabilities	$803,384	$735,697	$112	$694,926	$108,346

The Company did not have any financial instruments for which it was not practicable to estimate the fair value at December 31, 2015.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2014:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Fixed maturities, including securities pledged	$9,751,813	$8,782,105	$537,272	$9,064,924	$149,617
Preferred stock	12,721	9,155	5,635	—	7,086
Common stock	18,317	18,317	18,317	—	—
Mortgage loans	1,209,134	1,144,203	—	—	1,209,134
Contract loans	1,096,695	1,096,695	1,096,695	—	—
Other invested assets	89,163	65,899	—	88,914	249
Cash, cash equivalents and short-term investments	129,122	129,129	127,764	762	596
Derivatives
Credit contracts	2,374	195	—	2,374	—
Equity contracts	59,806	59,806	—	9,298	50,508
Foreign exchange contracts	5,188	2,432	—	5,188	—
Interest rate contracts	86,068	85,761	—	86,068	—
Separate account assets	1,435,858	1,435,858	1,374,779	61,079	—
Total Assets	$13,896,259	$12,829,555	$3,160,462	$9,318,607	$1,417,190

Liabilities:
Supplementary contracts and immediate annuities	$44,560	$28,993	$—	$—	$44,560
Deposit type contracts	714,640	669,939	—	714,022	618
Derivatives
Foreign exchange contracts	2,432	2,432	—	2,432	—
Interest rate contracts	133,554	82,915	—	133,554	—
Total return swaps	66,462	66,462	—	—	66,462
Total Liabilities	$961,648	$850,741	$—	$850,008	$111,640

The Company did not have any financial instruments for which it was not practicable to estimate the fair value at December 31, 2014.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below shows assets and liabilities measured and reported at fair value in which the fair value measurements use quoted prices in active markets for identical assets or liabilities (Level 1), significant other observable input (Level 2) and significant unobservable inputs (Level 3) as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Bonds
U.S. corporate, state & municipal	$—	$3,891	$—	$3,891
Foreign	—	—	98	98
Common stock	15,348	—	—	15,348
Derivatives
Equity contracts	—	5,496	54,765	60,261
Foreign exchange contracts	—	4,691	—	4,691
Interest rate contracts	—	23,929	—	23,929
Separate account assets	1,282,988	51,371	—	1,334,359
Total assets	$1,298,336	$89,378	$54,863	$1,442,577

Liabilities:
Deposit type contracts	$—	$131,936	$—	$131,936
Derivatives
Foreign exchange contracts	—	4,635	—	4,635
Interest rate contracts	—	21,462	—	21,462
Total return swap	—	—	64,922	64,922
Total liabilities	$—	$158,033	$64,922	$222,955

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below shows assets and liabilities measured and reported at fair value in which the fair value measurements use quoted prices in active markets for identical assets or liabilities (Level 1), significant other observable input (Level 2) and significant unobservable inputs (Level 3) as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Bonds
U.S. corporate, state & municipal	$—	$3,646	$—	$3,646
Foreign	—	572	—	572
Common stock	18,317	—	—	18,317
Derivatives
Equity contracts	—	9,298	50,508	59,806
Foreign exchange contracts	—	2,432	—	2,432
Interest rate contracts	—	85,761	—	85,761
Separate account assets	1,374,779	61,079	—	1,435,858
Total assets	$1,393,096	$162,788	$50,508	$1,606,392

Liabilities:
Deposit type contracts	$—	$122,653	$—	$122,653
Derivatives
Foreign exchange contracts	—	2,432	—	2,432
Interest rate contracts	—	82,915	—	82,915
Total return swaps	—	—	66,462	66,462
Total liabilities	$—	$208,000	$66,462	$274,462

Bonds: Securities that are carried at fair value on the balance sheet are classified as Level 2 or Level 3. Level 2 bond prices are obtained through several commercial pricing services, which incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data to provide estimated fair values. Fair value for privately placed bonds are determined using a matrix-based pricing model and are classified as Level 2 assets. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. Securities priced using independent broker quotes are classified as Level 3. The Company’s Level 3 fair value measurements of its bonds, common stock, preferred stock and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis.

Preferred and Common Stock: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Certain preferred stock prices are obtained through commercial pricing services and are classified as Level 2 assets. Other equity

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

Cash and cash equivalents and short-term investments: The carrying amounts for cash reflect the assets’ fair values. The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. Mutual funds, short-term investments and cash are based upon a quoted market price and are included in Level 1.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Certain derivatives are carried at fair value (on the balance sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data, such as yield curves, exchange rates, S&P 500 Index prices, LIBOR, and OIS, which are obtained from third party sources and uploaded into the system. Effective June 30, 2012, the Company began using the OIS curve for discounting cash flows rather than the LIBOR curve for rate derivatives. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company also has certain interest rate swaps that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

The Company did not have any security transfers between Level 1 and Level 2 during 2015 or 2014. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2015:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Bonds
Asset-backed	$—	$620	$—	$(135)	$—	$139	$—	$—	$(526)	$98
Derivatives										—
Equity contracts	50,508	—	—	(2,552)	(4,960)	18,051	—	(6,282)	—	54,765
Interest rate contracts	—	—	—	—	—	—	—	—	—	—
Total return swaps	(66,462)	—	—	4,339	1,055	(3,854)	—	—	—	(64,922)
Total	$(15,954)	$620	$—	$1,652	$(3,905)	$14,336	$—	$(6,282)	$(526)	$(10,059)

Transfers in and out of Level 3 during the year ended December 31, 2015 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3, as these securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

At December 31, 2015, the Company had $10.9 reported in net investment income associated with unrealized gains/losses related to its Level 3 holdings.

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2014:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Bonds
Asset-backed	$1,027	$—	$—	$(2)	$23	$—	$—	$(1,048)	$—	$—
Derivatives
Equity contracts	30,343	—	—	(5,109)	15,272	10,002	—	—	—	50,508
Interest rate contracts	(48,489)	—	—	10,208	38,281	—	—	—	—	—
Total return swaps	—	—	—	3,981	(3,155)	(67,288)	—	—	—	(66,462)
Total	$(17,119)	$—	$—	$9,078	$50,421	$(57,286)	$—	$(1,048)	$—	$(15,954)

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

At December 31, 2014, the Company had $5.8 reported in net investment income associated with unrealized gains/losses related to its Level 3 holdings.

There were no transfers in and out of Level 3 during the year ended December 31, 2014.

14.	Commitments and Contingencies
Guarantee Agreements: The Company guarantees certain contractual policy claims of its subsidiary, Midwestern. In the unlikely event that Midwestern was unable to fulfill its obligations to policyholders, the Company would be obligated to assume the guaranteed policy obligations. Any ultimate contingent losses in connection with such guarantees will not have a material adverse impact on the Company’s future operations or financial position. The Company recorded a liability of $0.0 related to this guarantee as of December 31, 2015. The maximum potential amount of future payments related to this guarantee is $146.1 as of December 31, 2015. The Company was not required to make any payments related to this guarantee during the year ended 2015.

The Company, along with a Voya Financial, Inc. affiliate, Reliastar Life Insurance Company, provided a guarantee for the obligation of another Voya Financial, Inc. affiliate, Security Life of Denver International Limited (“SLDI”), related to a reinsurance transaction that was scheduled to be in-force through December 18, 2023. The State of Colorado and the State of Minnesota did not disapprove the guarantee agreement. On December 18, 2014 the bonds insured by the unrelated insurance company were redeemed and the insurance policies were canceled thereby eliminating the underlying risk in the reinsurance contract. The guarantee obligation expired December 18, 2015, which was the end of the bankruptcy preference period on the underlying bonds. There were no payments required under the guarantee.

The following table shows an aggregate compilation of the Company’s guarantees as of December 31, 2015 (in thousands):

Maximum Potential of Required Future Payments	$146,108

Current Liability Recognized:
Noncontingent liabilities	$—
Contingent liabilities	—

Ultimate Impact if Action Required Under Guarantee:
Affiliate reinsurance guarantee agreement - SLDI	$—
Subsidiary policy claim guarantee - Midwestern	146,108
Other	—
Total	$146,108

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Operating Leases: The Company is party to certain cost sharing agreements and service agreements with other affiliated Voya Financial, Inc. companies. Included in these cost sharing arrangements is rent expense, which is allocated to the Company in accordance with systematic cost allocation arrangements. The Company incurred minimal rent expense during years ended December 31, 2015, 2014 and 2013 under this cost-sharing methodology.

The Company does not have any minimum aggregate rental commitments under the cost sharing arrangements and service agreements. The Company does not have any future minimum lease payment receivables under the cost sharing arrangements and service agreements.

The Company is not involved in any sale leaseback transactions.

The Company does not have any early terminated lease agreements.

Legal Proceedings - The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a material adverse effect on the Company's operations or financial position.

Regulatory Matters - As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. Some of the investigations, examinations, audits and inquiries could result in regulatory action against the Company. The potential outcome of such regulatory action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, additional payments to beneficiaries, settlement payments, penalties, fines and other financial liability, and changes to the Company's policies and procedures. The potential economic consequences cannot be predicted, but management does not believe that the outcome of any such action will have a material adverse effect on the Company's financial position. It is the practice of the Company and its affiliates to cooperate fully in these matters.

Investment Purchase Commitments: As part of its overall investment strategy, the Company has entered into agreements to purchase private placements and commercial mortgages of $117.6 and $76.1 at December 31, 2015 and 2014, respectively. The Company is also committed to provide additional capital contributions of $57.9 and $61.3 at December 31, 2015 and 2014, respectively, in partnerships reported in other invested assets not on the balance sheet.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Liquidity: The Company’s principal sources of liquidity are product charges, investment income, premiums, proceeds from the maturity and sale of investments, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest credits, investment purchases, and contract maturities, withdrawals, death benefits, surrenders and dividends to its parent.

The Company’s liquidity position is managed by maintaining adequate levels of liquid assets, such as cash, cash equivalents, and short-term investments. In addition, the investment portfolio is primarily composed of high quality fixed income investments, which include significant holdings of U.S. Government securities, high quality corporate bonds and agency backed residential mortgage backed securities. Asset/liability management is integrated into many aspects of the Company’s operations, including investment decisions, product development, and determination of crediting rates. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows. Key variables in the modeling process include interest rates, anticipated contract owner behavior, and variable separate account performance. Contract owners bear the investment risk related to variable annuity products, subject, in limited cases, to certain minimum guaranteed rates.

The fixed account liabilities are supported by a general account portfolio principally composed of fixed rate investments with matching duration characteristics that can generate predictable, steady rates of return. The portfolio management strategy for the general account considers the assets available-for-sale. This strategy enables the Company to respond to changes in market interest rates, prepayment risk, relative values of asset sectors and individual securities and loans, credit quality outlook, and other relevant factors. The Company’s asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change. In executing this strategy, the Company uses derivative instruments to manage these risks. The Company’s derivative counterparties are of high credit quality.

On August 18, 2015, A.M. Best affirmed the Company’s insurer financial strength rating and maintained its Stable outlook. On July 3, 2014, A.M. Best affirmed the "A" insurer financial strength rating of the Company and maintained its Stable outlook.

On September 15, 2015, Fitch affirmed the Company’s insurer financial strength ratings and maintained its Stable outlook. On March 16, 2015, Fitch raised the Company's insurer financial strength rating to "A" from "A-" and assigned a Stable outlook. On September 4, 2014, Fitch affirmed the "A-"insurer financial strength rating of the Company and maintained its Positive Outlook. On March 6, 2014, Fitch affirmed the “A-“ insurer financial strength rating of the Company and revised the rating outlook to Positive from Stable.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

On February 17, 2015, S&P raised the Company's insurer financial strength rating to "A" from "A-" and assigned a Stable outlook. On March 14, 2014, S&P affirmed the “A-“ insurer financial strength rating of the Company and revised the rating outlook to Positive from Stable.

On March 3, 2015, Moody's raised the Company's insurer financial strength to "A2" from "A3" and assigned a Stable outlook. On May 13, 2014, Moody's affirmed the "A3" insurer financial strength rating of the Company and revised the rating outlook to Positive from Stable.

The ratings of the Company by the rating agencies reflect a broader view of how the financial services industry is being challenged by the current economic environment, but are also based on the rating agencies' specific views of the Company's financial strength. In making their ratings decisions, the agencies consider past and expected future capital and earnings, asset quality and risk, profitability and risk of existing liabilities and current products, market share and product distribution capabilities, and direct or implied support from the parent companies, among other factors.

15.	Financing Agreements

The Company has entered into a reciprocal loan agreement with Voya Financial, Inc. to promote efficient management of cash and liquidity and to provide for unanticipated short-term cash requirements. Under this agreement, which expires July 1, 2025, the Company and Voya Financial, Inc. can borrow up to 3% of the Company’s admitted assets excluding separate accounts as of December 31 of the preceding year from one another. Effective January 2014, interest on any borrowing by a subsidiary under a reciprocal loan agreement is charged at a rate based on the prevailing market rate for similar third-party borrowing or securities. Under this agreement, the Company received interest income of $0.1, $0.0 and $0.0 for the years ended December 31, 2015, 2014 and 2013, respectively.

There was minimal interest expense incurred on borrowed money for the year ended December 31, 2014, and no interest expense incurred on borrowed money for the years ended 2015 and 2013, respectively. The Company had no outstanding receivable or outstanding payable from Voya Financial, Inc. under the reciprocal loan agreement in 2015, 2014 or 2013.

The Company is the beneficiary of letters of credit totaling $0.6 billion. The terms of the letters of credit provide for automatic renewal upon anniversary unless otherwise canceled or terminated by the ceding company or the letter of credit provider.

16.	Related Party Transactions
Investment Management: The Company has entered into an investment advisory agreement with VIM under which VIM provides the Company with investment management services. The

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Company has entered into an administrative services agreement with VIM under which VIM provides the Company with asset liability management services. Total fees paid by the Company to VIM under the agreement were approximately $17.2, $18.5, and $20.2 for the years ended December 31, 2015, 2014 and 2013, respectively.

Services Agreements: The Company has entered into an inter-insurer services agreement with its U.S. insurance company affiliates and other affiliates (collectively, the "affiliates") whereby the affiliates provide certain administrative, management, professional, advisory, consulting, and other services to each other. The Company has entered into a services agreement with Voya Services Company ("VSC") whereby VSC provides certain administrative, management, professional, advisory, consulting and other services to the Company. The Company has entered into a services agreement with ReliaStar Life Insurance Company of New York (“RLNY”) whereby the Company provides certain administrative, management, professional, advisory, consulting and other services to RLNY. The Company has entered into a services agreement with Voya Financial Partners, LLC ("VFP") to provide certain administrative, management, professional advisory, consulting, and other services to the Company for the benefit of its customers. Charges for these services are determined in accordance with fair and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company. The Company will reimburse VFP for direct and indirect costs incurred on behalf of the Company.

The Company and Directed Services LLC (“DSL”), an affiliate, are parties to a service agreement, effective January 1, 1994, as amended by a first amendment, effective March 7, 1995 by which the Company provides DSL with certain managerial and supervisory services and DSL provides the Company with certain sales and marketing services.

Cost Sharing Arrangements: Management and services contracts and all cost sharing arrangements with other affiliated Voya Financial, Inc. companies are allocated among companies in accordance with systematic cost allocation methods.

Expenses allocated to the Company from affiliated entities under these cost sharing arrangements were $80.9, $70.1 and $72.3 for the years ended December 31, 2015, 2014 and 2013, respectively. Expenses allocated by the Company to affiliated entities under these cost sharing arrangements were $9.7, $12.5 and $16.2 for the years ended December 31, 2015, 2014 and 2013, respectively.

Interest Rate Swap: Effective January 1, 2014, in conjunction with the Company’s novation of reinsurance from WWIII to RRIV, the Company terminated its interest rate swap agreement ("IRSA") with Voya Financial, Inc., and Voya Financial, Inc. terminated its mirror IRSA with WWIII. The swap liability balance on the Company as of December 31, 2013 was approximately $48.0 and was adjusted to $0 as of the effective date of the novation.

Global Medium Term Note Program: The Company had a Global Medium Term Note program secured by funding agreements issued by the Company. The notes were issued by ING Security

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Life Institutional Funding, a special purpose statutory trust, offered only to U.S. qualified institutional buyers pursuant to Rule 144A of the Securities Act of 1933 (the “Securities Act”) or to foreign buyers pursuant to Regulation S of the Securities Act. As of December 31, 2013, the program had issued notes with an aggregate outstanding principal balance of $100.0. The last $100.0 of notes matured on February 15, 2014 and the trust was dissolved.

Tax Sharing Agreements: The Company has entered into a federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The federal tax sharing agreement provides that Voya Financial, Inc. will pay its subsidiaries for the tax benefits of ordinary and capital losses only to the extent the consolidated tax group actually uses the tax benefit of losses generated.

The Company has also entered into a state tax sharing agreement with Voya Financial, Inc. and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which Voya Financial, Inc. and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined or unitary basis.

17.    Guaranty Fund Assessments

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state. The Company accrues for the cost of potential future guaranty fund assessments based on retrospective-based estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of premiums written in each state. The accrual methodology follows a retrospective-premium-based guaranty-fund assessments construct. The Company has estimated and recorded this liability to be $1.0 and $1.7 as of 2015 and 2014, respectively, and has recorded a liability in accounts payable and accrued expenses on the balance sheets. The Company has also recorded an asset in other assets of $1.7 and $2.5 as of 2015 and 2014, respectively, for future credits to premium taxes for assessments already paid and/or accrued. The periods over which the guaranty fund assessments are expected to be paid, the related premium tax offsets expected to be realized and the additional industry support expected to be paid are unknown at this time.

There were no premium tax offsets or policy surcharges where it is reasonably possible that an impairment has occurred in accordance with SSAP No. 5R.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows a reconciliation of assets recognized between the years of 2015 and 2014:

	December 31
	2015	2014
	(In Thousands)
Assets recognized from paid and accrued premium tax offsets and policy surcharges beginning of the year	$2,536	$4,185
Decreases current year:
Premium tax offset applied	(312)	(312)
Adjustment to estimate	(557)	(1,450)
Increases current year:
Changes in premium tax offset capacity / other adjustments	—	113
Assets recognized from paid and accrued premium tax offsets and policy surcharges end of the year	$1,667	$2,536

18. Accident and Health Contracts

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	December 31
	2015	2014
	(In Thousands)
Balance at January 1	$270,739	$245,033
Less reinsurance recoverables	335	362
Net balance at January 1	270,404	244,671

Incurred related to:
Current year	91,129	123,217
Prior years	6,579	(11,017)
Total incurred	97,708	112,200

Paid related to:
Current year	43,582	49,116
Prior years	38,302	37,351
Total paid	81,884	86,467

Net balance at December 31	286,228	270,404
Plus reinsurance recoverables	512	335
Balance at December 31	$286,740	$270,739

The liability for unpaid accident and health claims and claim adjustment expenses is included in accident and health reserves and unpaid claims on the balance sheet.

SECURITY LIFE OF DENVER INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2015
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The change in incurred losses and loss adjustment expenses attributable to insured events of prior years is generally the result of ongoing analysis of recent loss development trends. Original estimates are increased or decreased as additional information becomes known regarding individual claims.

As a result of a funds withheld reinsurance agreement, the entire claim liability is held by the Company, while only 20% of the paid claims remain on the Company's financial statements. Incurred and paid claims are presented net of reinsurance.

The Company currently does not actively write any health insurance premium subject to the Affordable Care Act Risk sharing provisions. The Company's existing health insurance business consists of grandfathered policies issued prior to March 23, 2010 that are not Qualified Health Plans (“QHP”), as defined in the Affordable Care Act. As a result, the Company does not have any admitted assets, liabilities or revenue elements under any program regarding the risk sharing provisions of the Affordable Care Act for the reporting period ending December 31, 2015.

19.	Subsequent Events

The Company is not aware of any events occurring subsequent to December 31, 2015 that may have a material effect on the Company's financial statements. The Company evaluated events subsequent to December 31, 2015 through April 5, 2016, the date the statutory financial statements were available to be issued.

333-168047	May 2016

Part C

OTHER INFORMATION

Item 26		Exhibits

(a)	(1)

Resolution of the Executive Committee of the Board of Directors of Security Life of Denver Insurance Company ("Security Life of Denver") authorizing the establishment of the Registrant. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(b)	Not Applicable.

(c)	(1)

Security Life of Denver Distribution Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

	(2)

First Amendment to Security Life of Denver Insurance Company Distribution Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

	(3)

Amendment to Security Life of Denver Insurance Company Distribution Agreement. (Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on May 10, 1999; File No. 333-72753.)

	(4)

Amendment to Security Life of Denver Insurance Company Distribution Agreement. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on January 30, 2001; File No. 333-50278.)

	(5)

Amendment to Security Life of Denver Insurance Company Distribution Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 19, 2001; File No. 33-74190.)

	(6)

Amendment to Security Life of Denver Insurance Company Distribution Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

	(7)

Specimen Broker/Dealer Supervisory and Selling Agreement for Variable Contracts with Compensation Schedule. (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on March 2, 1998; File No. 33-74190.)

	(8)

Broker/Dealer Supervisory and Selling Agreement for Variable Contracts with Paine Webber Incorporated. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on May 1, 1997; File No. 33-88148.)

	(9)

Compensation Schedule. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 10, 2002; File No. 333-50278.)

	(10)

Commission Schedule for Policies. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on January 30, 2001; File No. 333-50278.)

	(11)

Specimen Master Sales and Supervisory Agreement with Compensation Schedule. (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 25, 2000; File No. 33-74190.)

(12)

Administrative Services Agreement between Security Life of Denver and Financial Administrative Services Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(13)

Amendment to Administrative Services Agreement between Security Life of Denver and Financial Administrative Services Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(14)

Intercompany Agreement, effective as of January 1, 2010, between Directed Services LLC and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 4, 2011; File No. 333-147534.)

(15)

Amendment No. 1 to the Intercompany Agreement between Directed Services LLC and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2014; File No. 333-147534.)

(16)

Amendment No. 2 to the Intercompany Agreement between Directed Services LLC and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 10 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December 12, 2014; File No. 333-147534.)

(17)

Amendment No. 3 to the Intercompany Agreement between Directed Services LLC and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 11 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 16, 2015; File No. 333-147534.)

(18)

Amendment No. 4 to the Intercompany Agreement between Directed Services LLC and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 8, 2016; File No. 333-147534.)

(19)

Intercompany Agreement, effective as of January 1, 2010, between ING Investment Management LLC and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 4, 2011; File No. 333-147534.)

(20)

Amendment No. 1 to the Intercompany Agreement between ING Investment Management LLC and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2014; File No. 333-147534.)

(21)

Amendment No. 2 to the Intercompany Agreement between ING Investment Management LLC (now known as Voya Investment Management LLC) and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 10 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December 12, 2014; File No. 333-147534.)

(22)

Amendment No. 3 to the Intercompany Agreement between Voya Investment Management LLC and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 8, 2016; File No. 333-147534.)

(d)	(1)

Variable Universal Life Insurance Policy (Form No. 2521(VUL)-10/10). (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on October 6, 2010; File No. 333-168047.)

(2)

Accelerated Benefit Rider (R2030-03/08). (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on January 31, 2008; File No. 333-147534.)

(3)

Additional Insured Rider (Form No. R1343-4/06). (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on October 6, 2010; File No. 333-168047.)

(4)

Adjustable Term Insurance Rider (Form No. R2035-10/10). (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on October 6, 2010; File No. 333-168047.)

(5)

Guaranteed Death Benefit Rider. (Form No. R2025-4/04). (Incorporated by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security life Separate Account 1, filed on September 10, 2004; File No. 333-117329).

(6)

Overloan Lapse Protection Rider (Form No. R2028-05/07). (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on September 7, 2007; File No. 333-143973.)

(7)

Waiver of Cost of Insurance Rider (Form No. R2021-03/01). (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on January 30, 2001; File No. 333-50278.)

(8)

Waiver of Specified Premium Rider (Form No. R2020-03/01). (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on January 30, 2001; File No. 333-50278.)

(e)	(1)

Individual Life Insurance Application (Form No. ICC09 153756). (Incorporated herein by reference to the Form N-6 Initial Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on July 9, 2010; File No. 333-168047.)

(2)

Fund Allocation of Premium Payments Form (Form No. 139191 05/01/2016). (Incorporated herein by reference to Post-Effective Amendment No. 10 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 8, 2016; File No. 333-147534.)

(f)	(1)

Security Life of Denver's Restated Articles of Incorporation. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(2)

Amendments to Articles of Incorporation through June 12, 1987. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(3)

Amendments to Articles of Incorporation through November 12, 2001. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(4)

Security Life of Denver's By-Laws. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(5)

Bylaws of Security Life of Denver Insurance Company (Restated with Amendments through September 30, 1997). (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on October 29, 1997; File No. 33-74190.)

(g)	Not Applicable.

(h)	(1) (a)

Participation Agreement by and among AIM Variable Insurance Funds, Inc., Security Life of Denver Insurance Company, on Behalf of Itself and its Separate Accounts and ING America Equities, Inc. (renamed Voya America Equities, Inc.). (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on March 2, 1998; File No. 033-74190.)

(b)

Amendment No. 1 to Participation Agreement among AIM Variable Insurance Funds, Inc., Security Life of Denver Insurance Company and ING America Equities, Inc. (renamed Voya America Equities, Inc.). (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 033-74190.)

(c)

Amendment No. 2 to Participation Agreement among AIM Variable Insurance Funds, Inc., Security Life of Denver Insurance Company and ING America Equities, Inc. (renamed Voya America Equities, Inc.). (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 033-74190.)

(d)

Amendment No. 3 to Participation Agreement among AIM Variable Insurance Funds, Inc., Security Life of Denver Insurance Company and ING America Equities, Inc. (renamed Voya America Equities, Inc.). (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 033-74190.)

(e)

Amendment No. 4 to Participation Agreement among AIM Variable Insurance Funds, Inc., Security Life of Denver Insurance Company and ING America Equities, Inc. (renamed Voya America Equities, Inc.). (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 29, 2000; File No. 333-72753.)

(f)

Amendment No. 5 to Participation Agreement among AIM Variable Insurance Funds, Inc., Security Life of Denver Insurance Company and ING America Equities, Inc. (renamed Voya America Equities, Inc.). (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on January 30, 2001; File No. 333-50278.)

(g)

Amendment No. 6 to Participation Agreement among AIM Variable Insurance Funds, Inc., Security Life of Denver Insurance Company and ING America Equities, Inc. (renamed Voya America Equities, Inc.). (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December 19, 2001; File No. 333-73464.)

(h)

Expense Allocation Agreement between A I M Advisors, Inc., A I M Distributors, Inc. and Security Life of Denver. (Incorporated herein by reference to Post-Effective Amendment No. 11 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 29, 1999; File No. 33-74190.)

(i)

Amendment No. 1 to Expense Allocation Agreement between A I M Advisors, Inc., A I M Distributors, Inc. and Security Life of Denver. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December 19, 2001; File No. 333-73464.)

(2)	(a)

Sales Agreement by and among The Alger American Fund, Fred Alger Management, Inc., and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 033-74190.)

(b)

First Amendment to Sales Agreement by and among The Alger American Fund, Fred Alger Management, Inc., Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 033-74190.)

(c)

Addendum to Alger Sales Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 033-74190.)

(d)

Amendment to Sales Agreement by and among The Alger American Fund, Fred Alger Management, Inc., Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 033-74190.)

(e)

Service Agreement between Fred Alger Management, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 033-74190.)

(3)	(a)

Participation Agreement among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, American Funds Insurance Series and Capital Research and Management Company. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, filed on July 17, 2003; File No. 333-105319.)

(b)

Amendment No. 2 dated as of April 1, 2015, to the Fund Participation Agreement dated April 30, 2003, as amended, by and among Voya Insurance and Annuity Company; Voya Retirement Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life Insurance Company of New York; Security Life of Denver Insurance Company; and the American Funds Insurance Series. (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 8, 2016; File No. 333-147534.)

(c)

Business Agreement among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING America Equities, Inc. (renamed Voya America Equities, Inc.), Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, filed on July 17, 2003; File No. 333-105319.)

(d)

Amendment No. 1 to the Business Agreement by and among ING USA Annuity and Life Insurance Company (fka Golden American Life Insurance Company), ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company (individually and as the survivor and successor in interest following a merger with Southland Life Insurance Company), ING Life Insurance and Annuity Company (individually and as the survivor and successor in interest following a merger with ING Insurance Company of America), ING America Equities, Inc. (renamed Voya America Equities, Inc.), ING Financial Advisers, LLC, Directed Services LLC (fka Directed Services, Inc.), American Funds Distributors, Inc. and Capital Research and Management Company. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on November 14, 2008; File No. 333-153338.)

(e)

Amendment No. 3 dated as of April 1, 2015, to the Business Agreement dated April 30, 2003, as amended, by and among Voya Insurance and Annuity Company; Voya Retirement Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life Insurance Company of New York; Security Life of Denver Insurance Company; and the American Funds Insurance Series. (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 8, 2016; File No. 333-147534.)

(f)

Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-6, filed on April 9, 2007; File Number 333-47527.)

(4)	(a)

Participation Agreement dated April 25, 2008, by and among BlackRock Variable Series Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; File No. 033-57244.)

(b)

Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to the Participation Agreement dated April 25, 2008, by and between BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC., ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on August 18, 2009; File No. 033-57244.)

(c)

Amendment No. 2, dated as of March 31, 2015, and effective as of April 1, 2015, to the Participation Agreement dated April 25, 2008, by and between BlackRock Investments, LLC, Voya Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company. (Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement of Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(d)

Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; File No. 033-57244.)

(e)

Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on August 18, 2009; File No. 033-57244.)

(f)

Amendment No. 2, dated as of May 28, 2015, and effective as of April 1, 2015, to Administrative Services Agreement dated April 25, 2008, as amended, by and between BlackRock Advisors, LLC and Voya Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company. (Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement of Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(g)

Rule 22C-2 Agreement, dated no later than April 16, 2007, and effective as of October 16, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the BlackRock Funds and the Merrill Lynch family of funds and ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 43 to Registration Statement on form N-4, filed on April 7, 2008; File No. 333-28755.)

(5)	(a)

Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 033-74190.)

(b)

First Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 033-74190.)

(c)

Second Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 033-74190.)

(d)

Third Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 11 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 29, 1999; File No. 033-74190.)

(e)

Fourth Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 033-74190.)

(f)

Fifth Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December 3, 1999; File No. 333-90577.)

(g)

Sixth Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Pre-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 033-74190.)

(h)

Seventh Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 25, 2000; File No. 033-74190.)

(i)

Eighth Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on October 13, 2000; File No. 033-74190.)

(j)

Ninth Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 19, 2001; File No. 033-74190.)

(k)

Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Form S-6 Initial Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on November 15, 2001; File No. 333-73464.)

(l)

Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December 19, 2001; File No. 333-73464.)

(m)

Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 033-74190.)

(n)

Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 27, 2004; File No. 333-50278.)

(o)

Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 033-74190.)

(p)

First Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 033-74190.)

(q)

Second Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 033-74190.)

(r)

Third Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 11 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 29, 1999; File No. 033-74190.)

(s)

Fourth Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 033-74190.)

(t)

Fifth Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December 3, 1999; File No. 333-90577.)

(u)

Sixth Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 033-74190.)

(v)

Seventh Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on October 13, 2000; File No. 033-74190.)

(w)

Eighth Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 19, 2001; File No. 033-74190.)

(x)

Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 033-74190.)

(y)

Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Form S-6 Initial Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on November 15, 2001; File No. 333-73464.)

(z)

Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December 19, 2001; File No. 333-73464.)

(aa)

Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 033-74190.)

(bb)

Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 033-74190.)

(cc)

Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 27, 2004; File No. 333-50278.)

(dd)

Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 033-74190.)

(ee)

Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-6, as filed on April 9, 2007; File No. 333-47527.)

(6)	(a)

Amended and Restated Fund Participation Agreement made and entered into as of July 31, 2013, and effective January 1, 2011, by and between Security Life of Denver Insurance Company, ING America Equities, Inc. (renamed Voya America Equities, Inc.), ING Investments Distributor, LLC, ING Partners, Inc., ING Separate Portfolios Trust, ING Variable Insurance Trust, ING Variable Products Trust, ING Balanced Portfolio, Inc., ING Intermediate Bond Portfolio, ING Money Market Portfolio, ING Strategic Allocation Portfolios, Inc., ING Variable Funds, ING Variable Portfolios, Inc. and ING Investors Trust. (Incorporated herein by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-6, File Number 333-147534, as filed on April 9, 2014.)

(b)

Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-6, File Number 333-47527, as filed on April 9, 2007.)

(7)	(a)

Participation Agreement among Invesco Variable Investment Funds, Inc., Invesco Funds Group, Inc., and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 033-74190.)

(b)

First Amendment to Participation Agreement among Security Life of Denver Insurance Company, Invesco Variable Investment Funds, Inc. and Invesco Funds Group, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 033-74190.)

(c)

Second Amendment to Participation Agreement among Security Life of Denver Insurance Company, Invesco Variable Investment Funds, Inc. and Invesco Funds Group, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 033-74190.)

(d)

Third Amendment to Participation Agreement among Security Life of Denver Insurance Company, Invesco Variable Investment Funds, Inc. and Invesco Funds Group, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 033-74190.)

(e)

Fourth Amendment to Participation Agreement among Security Life of Denver Insurance Company, Invesco Investment Funds, Inc. and Invesco Funds Group, Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December 3, 1999; File No. 333-90577.)

(f)

Fifth Amendment to Participation Agreement among Security Life of Denver Insurance Company, Invesco Variable Investment Funds, Inc. and Invesco Funds Group, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 29, 2000; File No. 333-72753.)

(g)

Sixth Amendment to Participation Agreement among Security Life of Denver Insurance Company, Invesco Variable Investment Funds, Inc. and Invesco Funds Group, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 033-74190.)

(h)

Seventh Amendment to Participation Agreement among Security Life of Denver Insurance Company, Invesco Variable Investment Funds, Inc. and Invesco Funds Group, Inc. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December 19, 2001; File No. 333-73464.)

(i)

Service Agreement between Invesco Funds Group, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 11 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 29, 1999; File No. 033-74190.)

(j)

First Amendment to Service Agreement between Security Life of Denver Insurance Company and Invesco Funds Group, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 033-74190.)

(8)	(a)

Fund Participation Agreement between Janus Aspen Series and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on October 13, 2000; File No. 033-74190.)

(b)

Amendment to Janus Aspen Series Fund Participation Agreement. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December 19, 2001; File No. 333-73464.)

(c)

Distribution and Shareholder Services Agreement between Janus Distributors, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 033-74190.)

(d)

Letter of Agreement between Security Life of Denver and Janus Capital Corporation. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December 19, 2001; File No. 333-73464.)

(9)	(a)

Participation Agreement among M Fund, Inc., M Financial Advisers, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 19, 2001; File No. 033-74190.)

(b)

Amendment dated February 1, 2001, to Participation Agreement among M Fund, Inc., M Financial Advisers, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 19, 2001; File No. 033-74190.)

(c)

Amendment dated May 1, 2001, to Participation Agreement among M Fund, Inc., M Financial Advisers, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 19, 2001; File No. 033-74190.)

(d)

Amendment dated May 1, 2002, to Participation Agreement among M Fund, Inc., M Financial Advisers, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 033-74190.)

(e)

Amendment dated May 1, 2003, to Participation Agreement among M Fund, Inc., M Financial Advisers, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 14, 2003; File No. 333-50278.)

(f)

Shareholder Information Agreement (Rule 22C-2 Agreement), dated April 16, 2007, and to be effective on October 16, 2007, by and between M Fund, Inc., M Financial Advisers, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 19, 2007; File No. 333-117329.)

(10)	(a)

Assignment and Modification Agreement between Neuberger & Berman Advisers Management Trust, Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on March 2, 1998; File No. 033-74190.)

(b)

Addendum to Fund Participation Agreement among Security Life of Denver Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on October 13, 2000; File No. 033-74190.)

(c)

Service Agreement between Neuberger & Berman Management Incorporated and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 11 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 29, 1999; File No. 033-74190.)

(d)

Sales Agreement by and among Neuberger & Berman Advisers Management Trust, Neuberger & Berman Management Incorporated, and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 033-74190.)

(e)

Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between Neuberger Berman Management Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-6, filed on April 9, 2007; File No. 333-47527.)

(11) (a)

Participation Agreement among Security Life of Denver Insurance Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 7, 2003; File No. 333-50278.)

(12) (a)

Participation Agreement among Security Life of Denver Insurance Company and Southland Life Insurance Company, Putnam Variable Trust and Putnam Retail Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 19, 2001; File No. 033-74190.)

(b)

Amendment to Participation Agreement among Security Life of Denver Insurance Company and Southland Life Insurance Company, Putnam Variable Trust and Putnam Retail Management, L.P. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 7, 2003; File No. 333-50278.)

(13) (a)

Participation Agreement between Van Eck Investment Trust and the Trust's investment adviser, Van Eck Associates Corporation, and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 033-74190.)

(b)

First Amendment to Fund Participation Agreement between Security Life of Denver, Van Eck Investment Trust and Van Eck Associates Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on March 2, 1998; File No. 033-74190.)

(c)

Second Amendment to Fund Participation Agreement between Security Life of Denver, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on March 2, 1998; File No. 033-74190.)

(d)

Side Letter between Van Eck Worldwide Insurance Trust and Security Life of Denver. (Incorporated herein by reference to Post-Effective Amendment No. 11 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 29, 1999; File No. 033-74190.)

(i)	Not Applicable.

(j)	Not Applicable.

(k)	Opinion and Consent of Counsel.

(l)	Not Applicable.

(m)	Not Applicable.

(n)	Consent of Independent Registered Public Accounting Firm.

(o)	All financial statements are included in the Statement of Additional Information, as indicated therein.

(p)	Not Applicable.

(q)	Not Applicable.

(r)	Powers of Attorney.

Item 27	Directors and Officers of the Depositor
Name and Principal Business Address	Positions and Offices with Depositor
Rodney O. Martin, Jr., 230 Park Avenue, New York, NY 10169	Director and Chairman
Michael S. Smith, 1475 Dunwoody Drive, West Chester, PA 19380-1478	Director and President
Alain M. Karaoglan, 230 Park Avenue, New York, NY 10169	Director
Charlie P. Nelson, One Orange Way, Windsor, CT 06095-4774	Director
Chetlur S. Ragavan, 230 Park Avenue, New York, NY 10169	Director, Executive Vice President and Chief Risk Officer
Ewout L. Steenbergen, 230 Park Avenue, New York, NY 10169	Director and Executive Vice President, Finance
Patricia J. Walsh, 230 Park Avenue, New York, NY 10169	Executive Vice President and Chief Legal Officer
Joseph J. Elmy, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President, Tax
Michael J. Gioffre, One Orange Way, Windsor, CT 06095-4774	Senior Vice President, Compliance
Megan A. Huddleston, One Orange Way, Windsor, CT 06095-4774	Senior Vice President and Assistant Secretary
Christine L. Hurtsellers, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President
Patrick D. Lusk, 1475 Dunwoody Drive, West Chester, PA 19380-1478	Senior Vice President and Appointed Actuary
Gilbert E. Mathis, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President
David P. Wilken, 20 Washington Avenue South, Minneapolis, MN 55401	Senior Vice President
J. Landon Cobb, Jr., 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President and Chief Accounting Officer
Diane M. McCarthy, 1475 Dunwoody Drive, West Chester, PA 19380-1478	Senior Vice President and Chief Financial Officer
Gary E. Jenkins, 230 Park Avenue, New York, NY 10169	Senior Vice President and Deputy General Counsel
David S. Pendergrass, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President and Treasurer
Chad M. Eslinger, 2001 21st Avenue NW, Minot, ND 58703	Vice President and Chief Compliance Officer
Regina A. Gordon, One Orange Way, Windsor, CT 06095-4774	Vice President, Compliance
Laurie Rasanen, 2001 21st Avenue NW, Minot, ND 58703	Vice President
Amy Jo Wiese, 909 Locust Street, Des Moines, Iowa, 50309	Vice President
Heather Yonosh, 1475 Dunwoody Drive, West Chester, PA 19380-1478	Vice President and Illustration Actuary
Jennifer M. Ogren, 20 Washington Avenue South, Minneapolis, MN 55401	Secretary

Item 28	Persons Controlled by or Under Common Control with the Depositor or the Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 25 to Registration Statement on Form N-4 for Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (File No. 333-109860), as filed with the Securities and Exchange Commission on April 7, 2016.

Item 29	Indemnification

Under its Bylaws, Sections 1 through 8, Security Life of Denver Insurance Company ("Security Life") indemnifies, to the full extent permitted by the laws of the State of Colorado, any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of the corporation), by reason of the fact that he or she is or was a director, member of a committee appointed by the Board of Directors, officer, salaried employee, or fiduciary of Security Life or is or was serving at the request of Security Life (whether or not as a representative of Security Life) as a director, officer, employee, or fiduciary of another corporation, partnership, joint venture, trust, or other enterprise, against expenses (including attorney fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit, or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to in the best interest of the corporation, or at least not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Security Life pursuant to such provisions of the bylaws or statutes or otherwise, Security Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Security Life of expenses incurred or paid by a director or officer or controlling person of Security Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Security Life in connection with the securities being registered, Security Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Colorado, Voya Financial, Inc. maintains Professional Liability and Fidelity Bond Employment Practices liability and Network Security insurance policies issued by an international insurer. The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. These policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: Errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a.k.a. “Financial Institutional Bond”) and Network Security (a.k.a.”Cyber/IT”).

Additionally, Section 13 of the Security Life Distribution Agreement with Voya America Equities, Inc. generally provides that each party will indemnify and hold harmless the officers, directors and employees of the other party (and the variable account with respect to indemnity by Voya America Equities, Inc.) against any expenses (including legal expenses), losses, claims, damages, or liabilities arising out of or based on certain claims or circumstances in connection with the offer or sale of the policies. Under this agreement neither party is entitled to indemnity if the expenses (including legal expenses), losses, claims, damages, or liabilities resulted from their own willful misfeasance, bad faith, negligence, misconduct or wrongful act.

Item 30	Principal Underwriters
(a)

Other Activity. Voya America Equities, Inc., the principal underwriter for the policies, is also the principal underwriter for policies issued by ReliaStar Life Insurance Company of New York and ReliaStar Life Insurance Company.

(b)	Management of Voya America Equities, Inc.
Name and Principal Business Address	Positions and Offices with Underwriter
David P. Wilk3n, 20 Washington Avenue South, Minneapolis, MN 55401	Director, President and Chief Executive Officer
Laurie J. Rasanen, 2001 21st Avenue NW, Minot, ND 58703	Director, Vice President and Chief Operating Officer
Cynthia A. Grimm, 100 Deerfield Lane, Suite 300, Malvern, PA 19355	Chief Financial Officer/Financial and Operations Principal
Regina A. Gordon, One Orange Way, Windsor, CT 06095-4774	Chief Compliance Officer
David S. Pendergrass, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President and Treasurer
Spencer T. Shell, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Vice President and Assistant Treasurer
Cynthia S. Craytor, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Tax Officer
James Ensley, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Tax Officer
Terry L. Owens, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Tax Officer
Keith C. Watkins, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Tax Officer
Megan A. Huddleston, One Orange Way, Windsor, CT 06095-4774	Secretary
Angelia M. Lattery, 20 Washington Avenue South, Minneapolis, MN 55401	Assistant Secretary
Melissa A. O’Donnell, 20 Washington Avenue South, Minneapolis, MN 55401	Assistant Secretary
Jennifer M. Ogren, 20 Washington Avenue South, Minneapolis, MN 55401	Assistant Secretary
Tina M. Schultz, 20 Washington Avenue South, Minneapolis, MN 55401	Assistant Secretary

(c)	Compensation From the Registrant.
(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	2015 Net Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation*
Voya America Equities, Inc.				$11,414,036.00
*	Compensation shown in column 5 includes: marketing allowances.

Item 31	Location of Accounts and Records

Accounts and records are maintained by Security Life of Denver Insurance Company at 8055 East Tufts Avenue, Denver, CO 80237 and by Voya Services Company at 5780 Powers Ferry Road, NW, Atlanta, GA 30327.

Item 32	Management Services
None

Item 33	Fee Representations

Security Life of Denver Insurance Company represents that the fees and charges deducted under the variable life insurance policy described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by Security Life of Denver Insurance Company under the policies. Security Life of Denver Insurance Company bases this representation on its assessment of such factors as the nature and extent of such services, expenses and risks, the need for the Security Life of Denver Insurance Company to earn a profit and the range of such fees and charges within the insurance industry.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Security Life Separate Account L1, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 7 to this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Windsor, and State of Connecticut on the 8th day of April, 2016.

SECURITY LIFE SEPARATE ACCOUNT L1
(Registrant)

By: SECURITY LIFE OF DENVER INSURANCE COMPANY
(Depositor)

By:	Michael S. Smith*
Michael S. Smith
President
(principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No.7 has been signed below by the following persons in the capacities indicated and on the date indicated.

Signature	Title	Date

Michael S. Smith*	Director and President
Michael S. Smith	(principal executive officer)

Alain M. Karaoglan*	Director
Alain M. Karaoglan

Rodney O. Martin*	Director	April
Rodney O. Martin		8, 2016

Charles P. Nelson*	Director
Charles P. Nelson

Chetlur S. Ragavan*	Director
Chetlur S. Ragavan

Ewout L. Steenbergen*	Director
Ewout L. Steenbergen

Diane M. McCarthy*	Senior Vice President and Chief Financial Officer
Diane M. McCarthy	(principal financial officer)

J. Landon Cobb, Jr.*	Senior Vice President and Chief Accounting Officer
J. Landon Cobb, Jr.	(principal accounting officer)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie
* Attorney-in-Fact

SECURITY LIFE SEPARATE ACCOUNT L1
EXHIBIT INDEX

Exhibit No.	Exhibit

26(k)	Opinion and Consent of Counsel

26(n)	Consent of Independent Registered Public Accounting Firm

26(r)	Powers of Attorney